UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2017 – October 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT **(October 31, 2017)**

ASPEN PARTNERS

ASPEN MANAGED FUTURES STRATEGY FUND

CLASS A SHARES **(MFBPX)**

CLASS I SHARES **(MFBTX)**

ASPEN PORTFOLIO STRATEGY FUND

CLASS A SHARES **(ASPEX)**

CLASS I SHARES **(ASPNX)**

Aspen Managed Futures Strategy Fund	Manager Commentary

 October 31, 2017 (Unaudited)

November 17, 2017

Performance Results

For the six-month period ending October 31, 2017, the Class I shares of the Aspen Managed Futures Strategy Fund (the “Fund”) posted a return of -1.09%. Per its mandate, the Fund maintained tight correlation(1) to the Aspen Managed Futures Beta Index (“Aspen MFBI” or the “Index”). The Index uses a combination of trend and counter-trend algorithms to determine exposures to 23 futures markets. In following the Index, the Fund can take long or short positions in each of the eligible markets. A long position in a futures market may profit if the price of the futures contract rises, whereas a short position may profit if the price of the futures contract falls.

The BTOP50 Index(2), a managed futures benchmark, returned +0.90% over the same period. It is important to note that there are substantive differences between the Fund and this index in terms of construction. There were no significant changes to the Fund strategy during this period.

Explanation of Fund Performance

Over this six-month period, broad backdrop market volatility remained near all-time lows globally. While low volatility is typically not an auspicious backdrop for trend following strategies, it does not usually tend to produce significantly poor results either. This period was an example of that phenomenon, as a series of relatively small monthly gains and small monthly losses for the Fund combined to produce a small end-to-end loss for the full six months.

When backdrop volatility is abnormally low, occasional “events” that punctuate the markets with brief spikes of more elevated volatility can have an outsized effect on trend following performance. One such event occurred in May. Heading into that month, the Fund was positioned on the short side in energy futures. But midmonth, Saudi Arabia and Russia announced a deal in principle to extend an oil output freeze for an extra nine months. Energy prices soared on the news, causing losses for the Fund in energies, and causing the trend model to reverse into long energy positions. Then in late May the official OPEC meeting occurred. Though OPEC members ratified the pre-announced deal, no further supportive measures were forthcoming. Disappointment in the markets caused energy prices to plunge once again, causing classic “V-top” losses for the Fund (i.e., losses arising from prices moving up and then down in an inverted V-shaped pattern). Largely as a consequence of this move, the Fund returned 1.51% in May.

The first several weeks of June were profitable, if uneventful. Then in the last week of the month, European Central Bank (“ECB”) president Mario Draghi gave a speech that markets interpreted as unexpectedly hawkish. The resulting activity could be described as a European version of the “taper tantrum” that hit the markets after similar comments by US Federal Reserve president Ben Bernanke were interpreted similarly: Both equity and fixed income markets declined rapidly as markets contemplated the consequences of potentially faster-than-expected reductions in ECB accommodation. This produced losses for Fund, albeit insufficient to eliminate the entire monthly gain. The final June fund return was +1.10%.

The entire third quarter plus the month of October constituted a fairly uneventful and incredibly low-volatility period for investment markets. A few sustained trends developed (most notably long positions in equities and a long position in copper); others were profitable briefly and then reversed (e.g., downtrends in fixed income, which performed well in July but reversed in August; and uptrends across most currencies, which were profitable through most of the third quarter, but reversed at the end of September). The result of primarily low-vol, range-bound activity was a continued series of minor monthly returns. For the months of July, August, September, and October, Fund returns were +1.63%, 1.81%, 0.76%, and +0.33%, respectively.

Outlook

As noted above, volatility remains abnormally low. Such volatility “regimes” tend to be serially correlated (i.e., they tend to be sticky, evolving only slowly), and that has certainly been the case in 2017. For example, for the first 27 years since the inception of the VIX Volatility Index(3) (through 2016), the index closed below a level of 10 only nine times. But as of this writing, the VIX index has closed below 10 forty times so far in 2017. At one point it even spent ten consecutive days below the mark of 10—i.e., exceeding the total from VIX’s first 26 years in a mere two calendar weeks.

In such a backdrop, trend followers can either adopt modifications that add to expected performance in low-vol markets, or they can simply hope for their systems to tread water while waiting for volatility to return. The former decision comes at the cost of potentially modifying a trend system away from design tenets that allow trend following to be among the few diversifying strategies that tend to perform very well when volatility is abnormally high. Aspen Partners is unwilling to give up or blunt such characteristics, and in consequence we do not adopt such modifications, even in the face of an extraordinarily extended stretch of low volatility markets.

Sincerely,

Bryan R. Fisher

William Ware Bush

Semi-Annual Report | October 31, 2017	1

Aspen Managed Futures Strategy Fund	Manager Commentary

 October 31, 2017 (Unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Aspen Managed Futures Strategy Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	Correlation - Degree and type of relationship between any two or more quantities (variables) in which they vary together over a period.

(2)	The BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(3)	VIX is the ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

2

Aspen Portfolio Strategy Fund	Manager Commentary

October 31, 2017 (Unaudited)

November 16, 2017

Performance Results

For the six-month period ending October 31, 2017, the Class I shares of the Aspen Portfolio Strategy Fund (the “Fund”) posted a return of 8.42%. Per its mandate, the Fund traded the Aspen Portfolio Strategy, which combines full exposure to US large-cap equities (the “Equity Strategy”) with full exposure to Aspen’s proprietary diversified trend following program (the “Futures Strategy”). To capture the Equity Strategy, the Fund can employ a variety of vehicles, including exchange-traded funds and futures contracts. To capture the Futures Strategy, the Fund can take long or short positions in each eligible futures market. A long position in a futures market may profit if the price of the futures contract rises, whereas a short position may profit if the price of the futures contract falls.

The S&P 500® Index(1), a US large-cap equity benchmark, returned +9.10%. See the following section for a description of the sources of the sub-period and full-period return differential between the Fund and the S&P 500.

Explanation of Fund Performance

Over this six-month period, broad backdrop market volatility remained near all-time lows globally. A low volatility regime is often a good backdrop for risk assets like equities, and given the return of the Equity Strategy, the six-month period in question was obviously no exception. Conversely, low volatility is typically not an auspicious backdrop for trend following strategies, but neither does it usually tend to produce significantly poor results either. This period was also an example of the latter phenomenon, as a series of relatively small monthly gains and small monthly losses for the Futures Strategy combined to produce a very small end-to-end Fund return shortfall for the full six months relative to the S&P 500 stand-alone.

When backdrop volatility is abnormally low, occasional “events” that punctuate the markets with brief spikes of more elevated volatility can have an outsized effect on trend following performance. One such event occurred in May. Heading into that month, the Fund was positioned on the short side in energy futures. But midmonth, Saudi Arabia and Russia announced a deal in principle to extend an oil output freeze for an extra nine months. Energy prices soared on the news, causing losses for the Fund in energies, and causing the Futures Strategy to reverse into long energy positions. Then in late May the official OPEC meeting occurred. Though OPEC members ratified the pre-announced deal, no further supportive measures were forthcoming. Disappointment in the markets caused energy prices to plunge once again, causing classic “V-top” losses for the Futures Strategy (i.e., losses arising from prices moving up and then down in an inverted V-shaped pattern). Conversely, May was a strong positive month for equities, and the Fund was able to produce a mildly positive return of +0.20% despite the losses in the Futures Strategy.

The first several weeks of June were profitable for both the Equity Strategy and the Futures Strategy. Then in the last week of the month, European Central Bank president Mario Draghi gave a speech that markets interpreted as unexpectedly hawkish. The resulting activity could be described as a European version of the “taper tantrum”(2) that hit the markets after similar comments by US Federal Reserve president Ben Bernanke were interpreted similarly: Both equity and fixed income markets declined rapidly as markets contemplated the consequences of potentially faster-than-expected reductions in ECB accommodation. This produced losses for Fund, albeit insufficient to eliminate the entire monthly gain. The final June fund return was +0.82%.

The entire third quarter plus the month of October constituted a fairly uneventful and incredibly low-volatility period for investment markets. A few sustained trends developed and benefitted the Futures Strategy (most notably long positions in equities and a long position in copper); others were profitable briefly and then reversed (e.g., downtrends in fixed income, which performed well in July but reversed in August; and uptrends across most currencies, which were profitable through most of the third quarter, but reversed at the end of September). Over that same timeframe, the Equity Strategy continued to contribute positively and fairly consistently. Incredibly, the S&P 500 (which is tracked directly by the Equity Strategy) has now posted a positive total return for twelve consecutive months—the longest such streak in at least the last 30 years—and 19 of the last 20 months.

Overall Fund returns were +3.36%, -0.86%, +1.58%, and +3.11% in July, August, September, and October, respectively. (I.e., of these four months, only in August were there negative Futures Strategy returns in sufficient quantity to outrun minor positive Equity Strategy returns.)

Outlook

As noted above, volatility remains abnormally low. Such volatility “regimes” tend to be serially correlated (i.e., they tend to be sticky, evolving only slowly), and that has certainly been the case in 2017. For example, for the first 27 years since the inception of the VIX volatility index (through 2016), the index closed below a level of 10 only nine times. But as of this writing, the VIX index has closed below 10 forty times so far in 2017. At one point it even spent ten consecutive days below the mark of 10—i.e., exceeding the total from VIX’s first 26 years in a mere two calendar weeks.

In such a backdrop, trend followers can either adopt modifications that add to expected performance in low-vol markets, or they can simply hope for their systems to tread water while waiting for volatility to return. The former decision comes at the cost of potentially modifying a trend system away from design tenets that allow trend following to be among the few diversifying strategies that tend to perform very well when volatility is abnormally high. Rather than adopting such modifications within the Futures Strategy, which management believes would potentially degrade the

Semi-Annual Report | October 31, 2017	3

Aspen Portfolio Strategy Fund	Manager Commentary

October 31, 2017 (Unaudited)

long-run diversification benefits of trend following, the Aspen Portfolio Strategy Fund seeks to enable investors to capture both a strategy that tends to perform well in low-volatility regimes (equities) and a strategy that tends to perform well in high-volatility regimes (trend following) in a single portfolio.

Sincerely,

Bryan R. Fisher

William Ware Bush

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-845-9444.

The views of Aspen Partners, Ltd. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Aspen Partners Ltd. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Aspen Portfolio Strategy Funds are distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

The Fund is new with limited operating history.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

(2)	Taper tantrum - the term used to refer to the 2013 surge in U.S. Treasury yields, which resulted from the Federal Reserve's use of tapering to gradually reduce the amount of money it was feeding into the economy.

4

Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance as of October 31, 2017

		Calendar Year-to-				Since	Expense Ratios
Aspen Managed Futures Strategy Fund	6 Months	Date	1 Year	3 Year	5 Year	Inception*	Total	Net(1)
Aspen Managed Futures Strategy Fund - Class A (NAV)(2)	-1.23%	-8.03%	-4.99%	-1.95%	0.33%	-1.62%	1.62%	1.62%
Aspen Managed Futures Strategy Fund - Class A (MOP)(3)	-6.64%	-13.11%	-10.25%	-3.78%	-0.81%	-2.51%	1.62%	1.62%
Aspen Managed Futures Strategy Fund - Class I	-1.09%	-8.00%	-5.07%	-1.86%	0.55%	-1.38%	1.29%	1.29%
SG CTA Index(4)	1.53%	1.47%	0.22%	1.88%	2.58%	0.99%
Aspen Managed Futures Beta Index(5)	0.11%	6.22%	2.88%	0.04%	2.48%	0.60%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of August 2, 2011.
(1)	Aspen Partners, Ltd. (the “Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Funds’ average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Funds’ Board of Trustees
(2)	Net Asset Value (NAV) is the share price without sales charges.
(3)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Funds’ maximum sales charge of 5.50%.
(4)	The SG CTA Index (formerly, the Newedge CTA Index) provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in the Index.
(5)	Aspen Managed Futures Beta Index – The Managed Futures Beta Index is constructed using a quantitative, rules-based model designed to replicate the trend-following and counter-trend exposure of futures markets by allocating assets to liquid futures contracts of certain financial and commodities futures markets. The Index therefore seeks to reflect the performance of strategies and exposures common to a broad universe of futures markets, i.e., managed futures beta. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Portfolio Composition as of October 31, 2017

As a percentage of Net Assets^

^	Holdings subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	5

Aspen Managed Futures Strategy Fund	Performance Update

October 31, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

6

Aspen Portfolio Strategy Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance as of October 31, 2017

		Calendar Year-to-Date		Expense Ratios
Aspen Portfolio Strategy Fund	6 Months		Since Inception*	Gross	Net(1)
Aspen Portfolio Strategy Fund - Class A (NAV)(2)	8.18%	6.14%	5.80%	2.83%	1.99%
Aspen Portfolio Strategy Fund - Class A (MOP)(3)	2.24%	0.30%	-0.04%	2.83%	1.99%
Aspen Portfolio Strategy Fund - Class I	8.42%	6.50%	6.16%	2.26%	1.59%
S&P 500 Total Return Index	9.10%	16.91%	16.34%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-845-9444.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of December 28, 2016.

(1)	Aspen Partners, Ltd. (the “Adviser”) has agreed to waive and/or reimburse fees or expenses in order to limit total annual Fund operating expenses after fee waiver/expense reimbursements (excluding distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.55% of the Funds’ average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Funds’ Board of Trustees

(2)	Net Asset Value (NAV) is the share price without sales charges.

(3)	Maximum Offering Price (MOP) includes sales charges. Class A returns include effects of the Funds’ maximum sales charge of 5.50%.

Portfolio Composition as of October 31, 2017

As a percentage of Net Assets^

^	Holdings subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	7

Aspen Portfolio Strategy Fund	Performance Update

October 31, 2017 (Unaudited)

Performance of $10, 000 Initial Investment (as of October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

8

Aspen Funds	Consolidated Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; shareholder servicing fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2017 through October 31, 2017.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expenses Paid During period 5/1/17 - 10/31/17(b)

Aspen Managed Futures Strategy Fund
Class A
Actual	$ 1,000.00	$ 987.70	1.78%	$ 8.92
Hypothetical (5% return before expenses)	$ 1,000.00	$1,016.23	1.78%	$ 9.05
Class I
Actual	$ 1,000.00	$ 989.10	1.47%	$ 7.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.80	1.47%	$ 7.48
Aspen Portfolio Strategy Fund
Class A
Actual	$ 1,000.00	$ 1,081.80	1.95%	$ 10.23
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.38	1.95%	$ 9.91
Class I
Actual	$ 1,000.00	$ 1,084.20	1.55%	$ 8.14
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.39	1.55%	$ 7.88

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2017	9

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (5.46%)
U.S. TREASURY NOTES (5.46%)
0.625%, 11/30/2017	$3,759,000	$3,757,548
0.750%, 12/31/2017	3,075,000	3,072,883

TOTAL GOVERNMENT BONDS
(Cost $6,832,712)		6,830,431

SHORT TERM INVESTMENTS (81.29%)
MONEY MARKET FUND (6.26%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.930%	7,822,041	7,822,041

U.S. TREASURY BILLS (75.03%)
0.507%, 11/09/2017(a)	10,000,000	9,997,875
0.670%, 12/07/2017(a)	13,400,000	13,386,918
0.770%, 01/04/2018(a)	10,600,000	10,580,355
0.578%, 02/01/2018(a)	10,400,000	10,370,166
0.898%, 03/29/2018(a)	8,800,000	8,756,813
1.004%, 04/26/2018(a)	5,700,000	5,665,588
1.021%, 05/24/2018(a)	5,500,000	5,461,120
0.929%, 06/21/2018(a)	11,200,000	11,107,071
0.906%, 07/19/2018(a)	9,000,000	8,914,606
1.185%, 08/16/2018(a)	9,700,000	9,595,434
		93,835,946

TOTAL SHORT TERM INVESTMENTS
(Cost $101,716,262)		101,657,987

TOTAL INVESTMENTS (86.75%)
(Cost $108,548,974)		$108,488,418

Other Assets In Excess Of Liabilities (13.25%)		16,571,940	(b)

NET ASSETS (100.00%)		$125,060,358

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

See Notes to Consolidated Financial Statements.

10

Aspen Managed Futures Strategy Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

FUTURES CONTRACTS

At October 31, 2017, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	63	12/27/2017	$4,884,075	$80,245
Corn Future(a)	Short	190	12/14/2017	(3,284,625)	36,859
NY Harbor ULSD Future(a)	Long	44	11/30/2017	3,475,164	114,803
Silver Future(a)	Short	39	12/27/2017	(3,255,135)	59,153
Soybean Future(a)	Short	33	01/12/2018	(1,624,837)	2,016
Sugar No. 11 (World) Future(a)	Long	105	02/28/2018	1,733,424	65,452
WTI Crude Future(a)	Long	96	11/20/2017	5,220,480	203,208
Equity Contracts
Euro Stoxx 50 Index Future	Long	354	12/15/2017	15,166,489	577,880
Nikkei 225 Index Future	Long	136	12/07/2017	15,113,000	1,348,081
S&P® 500 E-Mini Future	Long	116	12/15/2017	14,921,660	431,695
Foreign Currency Contracts
Euro FX Currency Future	Short	144	12/18/2017	(21,025,800)	248,349
Japanese Yen Currency Future	Short	179	12/18/2017	(19,720,206)	149,861
Swiss Franc Currency Future	Short	218	12/18/2017	(27,388,975)	918,475
Interest Rate Contracts
U.S. 10 Year Treasury Future	Short	140	12/19/2017	(17,491,250)	26,931
				$(33,276,536)	$4,263,008

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Gold 100 Oz Future(a)	Long	13	12/27/2017	$1,651,650	$(23,962)
Equity Contracts
FTSE 100 Index Future	Long	153	12/15/2017	15,174,489	(18,406)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	441	12/18/2017	33,745,320	(1,551,762)
Canadian Dollar Currency Future	Long	83	12/19/2017	6,438,725	(310,495)
New Zealand Dollar Currency Future	Long	402	12/18/2017	27,480,720	(1,862,815)
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	109	12/18/2017	(11,611,402)	(150,977)
Euro Bond Future	Short	92	12/07/2017	(17,441,302)	(184,105)
Long Gilt Future	Short	107	12/27/2017	(17,668,803)	(59,046)
				$37,769,397	$(4,161,568)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2017	11

Aspen Portfolio Strategy Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (79.29%)
SPDR® S&P 500® ETF Trust	142,459	$36,633,427

TOTAL EXCHANGE TRADED FUNDS (Cost $33,299,104)		36,633,427

SHORT TERM INVESTMENTS (9.03%)
MONEY MARKET FUND (9.03%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.930%	4,169,937	4,169,937

TOTAL SHORT TERM INVESTMENTS (Cost $4,169,937)		4,169,937

TOTAL INVESTMENTS (88.32%) (Cost $37,469,041)		$40,803,364

Other Assets In Excess Of Liabilities (11.68%)		5,395,231	(a)

NET ASSETS (100.00%)		$46,198,595

(a)	Includes cash which is being held as collateral for futures contracts.

See Notes to Consolidated Financial Statements.

12

Aspen Portfolio Strategy Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

FUTURES CONTRACTS

At October 31, 2017, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	26	12/27/2017	$2,015,650	$27,465
Corn Future(a)	Short	79	12/14/2017	(1,365,712)	22,358
NY Harbor ULSD Future(a)	Long	18	11/30/2017	1,421,658	40,992
Silver Future(a)	Short	17	12/27/2017	(1,418,905)	26,290
Soybean Future(a)	Short	14	01/12/2018	(689,325)	4,673
Sugar No. 11 (World) Future(a)	Long	43	02/28/2018	709,878	19,580
WTI Crude Future(a)	Long	40	11/20/2017	2,175,200	77,260
Equity Contracts
Euro STOXX 50 Index Future	Long	148	12/15/2017	6,340,792	237,215
Nikkei 225 Index Future	Long	57	12/07/2017	6,334,125	605,603
S&P® 500 E-Mini Future	Long	128	12/15/2017	16,465,280	478,122
Foreign Currency Contracts
Japanese Yen Currency Future	Short	75	12/18/2017	(8,262,656)	69,380
Interest Rate Contracts
U.S. 10 Year Treasury Note Future	Short	59	12/19/2017	(7,371,313)	14,884
				$16,354,672	$1,623,822

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Gold 100 Oz Future(a)	Long	6	12/27/2017	$762,300	$(11,849)
Equity Contracts
FTSE 100 Index Future	Long	64	12/15/2017	6,347,499	(1,113)
Foreign Currency Contracts
Australian Dollar Currency Future	Long	35	12/18/2017	2,678,200	(120,312)
Canadian Dollar Currency Future	Long	35	12/19/2017	2,715,125	(148,147)
Euro FX Currency Future	Long	18	12/18/2017	2,628,225	(49,223)
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	45	12/18/2017	(4,793,698)	(57,105)
Euro-Bund Future	Short	38	12/07/2017	(7,204,016)	(79,683)
Long Gilt Future	Short	45	12/27/2017	(7,430,805)	(30,974)
				$(4,297,170)	$(498,406)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2017	13

Aspen Funds	Consolidated Statements of Assets & Liabilities

October 31, 2017 (Unaudited)

	Aspen Managed Futures Strategy Fund	Aspen Portfolio Strategy Fund
ASSETS:
Investments, at value	$108,488,418	$40,803,364
Foreign currency, at value(Cost $– and $84,434) (Note 3)	–	81,687
Deposit with broker for futures contracts (Note 3)	18,008,807	5,364,867
Receivable for investments sold	–	93,689
Receivable for shares sold	2,187,101	19,475
Interest receivable	21,851	6,339
Dividend receivable	–	175,877
Offering costs (Note 2)	–	10,227
Prepaid and other assets	21,321	9,025
Total assets	128,727,498	46,564,550

LIABILITIES:
Foreign cash due to broker for futures contracts (Cost $2,917,770 and $–) (Note 3)	3,051,246	–
Payable to advisor	81,401	29,715
Payable for investments purchased	108	47,153
Variation margin payable	329,219	226,936
Payable for shares redeemed	32,043	2,504
Payable for administration fees	22,151	14,968
Payable for distribution and service fees
Class A	8,421	3,707
Payable for transfer agency fees	10,027	5,216
Delegated transfer agent equivalent services fees
Class A	433	–
Class I	50,287	3,620
Payable for trustee fees and expenses	7,062	6,731
Payable for professional fees	32,129	20,586
Payable for chief compliance officer fees	4,261	149
Payable for principal financial officer fees	513	23
Payable for licensing fees	27,134	–
Accrued expenses and other liabilities	10,705	4,647
Total liabilities	3,667,140	365,955
NET ASSETS	$125,060,358	$46,198,595

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$154,820,521	$42,769,731
Accumulated net investment income/(loss)	(1,154,853)	75,134
Accumulated net realized loss	(28,513,254)	(1,103,122)
Net unrealized appreciation/(depreciation)	(92,056)	4,456,852
NET ASSETS	$125,060,358	$46,198,595

INVESTMENTS, AT COST	$108,548,974	$37,469,041

See Notes to Consolidated Financial Statements.

14

Aspen Funds	Consolidated Statements of Assets & Liabilities

October 31, 2017 (Unaudited)

	Aspen Managed Futures Strategy Fund	Aspen Portfolio Strategy Fund
PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$8.02	$26.45
Net Assets	$5,948,648	$2,492,843
Shares of beneficial interest outstanding	742,141	94,239
Maximum offering price per share (NAV/0.9450), based on maximum sales charge of 5.50% of the offering price	$8.49	$27.99

Class I:
Net Asset Value, offering and redemption price per share	$8.16	$26.54
Net Assets	$119,111,710	$43,705,752
Shares of beneficial interest outstanding	14,596,133	1,646,776

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2017	15

Aspen Funds	Consolidated Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Aspen Managed Futures Strategy Fund	Aspen Portfolio Strategy Fund
INVESTMENT INCOME:
Interest	$469,838	$–
Dividends	35,605	366,685
Total investment income	505,443	366,685

EXPENSES:
Investment advisory fees (Note 6)	540,226	225,043
Investment advisory fees - subsidiary (Note 6)	61,653	7,126
Administrative fees	123,056	54,835
Distribution and service fees
Class A	12,925	4,642
Transfer agency fees	34,382	23,780
Delegated transfer agent equivalent services fees
Class A	700	–
Class I	79,500	11,681
Professional fees	26,210	14,360
Offering costs	–	38,739
Custodian fees	5,851	4,895
Trustee fees and expenses	7,092	6,697
Principal financial officer fees	2,046	574
Chief compliance officer fees	18,477	4,570
Licensing fees	180,075	–
Other	36,975	9,933
Total expenses before waiver/reimbursement	1,129,168	406,875
Waiver of investment advisory fees	–	(45,682)
Waiver of investment advisory fees - subsidiary (Note 6)	(61,653)	(7,126)
Total net expenses	1,067,515	354,067
NET INVESTMENT INCOME/(LOSS)	(562,072)	12,618

Net realized loss on investments	(46,249)	(346)
Net realized loss on futures contracts	(3,457,621)	(247,087)
Net realized gain on foreign currency transactions	26,221	22,706
Total net realized loss	(3,477,649)	(224,727)
Net change in unrealized appreciation of investments	87,117	2,709,890
Net change in unrealized appreciation on futures contracts	2,617,072	1,106,641
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currency transactions	(198,198)	(5,296)
Net change in unrealized appreciation	2,505,991	3,811,235
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(971,658)	3,586,508
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,533,730)	$3,599,126

See Notes to Consolidated Financial Statements.

16

Consolidated Statements
Aspen Managed Futures Strategy Fund	of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS:
Net investment loss	$(562,072)	$(1,929,803)
Net realized loss	(3,477,649)	(7,661,403)
Net change in unrealized appreciation/(depreciation)	2,505,991	(7,772,050)
Net decrease in net assets resulting from operations	(1,533,730)	(17,363,256)

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From net investment income
Class A	–	(87,401)
Class I	–	(2,130,729)
Net decrease in net assets from distributions	–	(2,218,130)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	893,322	5,709,455
Distributions reinvested	–	77,296
Cost of shares redeemed	(1,196,694)	(18,518,215)
Redemption fees	–	2,337
Class I
Proceeds from sales of shares	21,354,792	67,326,891
Distributions reinvested	–	1,277,264
Cost of shares redeemed	(95,873,295)	(119,175,878)
Redemption fees	7,806	9,991
Net decrease from share transactions	(74,814,069)	(63,290,859)

Net decrease in net assets	(76,347,799)	(82,872,245)

NET ASSETS:
Beginning of period	201,408,157	284,280,402
End of period*	$125,060,358	$201,408,157
*Includes accumulated net investment loss of:	$(1,154,853)	$(592,781)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	110,924	657,148
Distributions reinvested	–	8,695
Redeemed	(148,410)	(2,116,176)
Net decrease in shares outstanding	(37,486)	(1,450,333)

Class I
Sold	2,593,593	7,602,448
Distributions reinvested	–	141,447
Redeemed	(11,634,009)	(13,558,549)
Net decrease in shares outstanding	(9,040,416)	(5,814,654)

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2017	17

Consolidated Statements
Aspen Portfolio Strategy Fund	of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Period Ended April 30, 2017(a)
OPERATIONS:
Net investment income/(loss)	$12,618	$(2,905)
Net realized loss	(224,727)	(1,514,647)
Net change in unrealized appreciation	3,811,235	645,617
Net increase/(decrease) in net assets resulting from operations	3,599,126	(871,935)

SHARE TRANSACTIONS (Note 5):
Class A
Proceeds from sales of shares	234,709	4,346,888
Cost of shares redeemed	(122,655)	(2,024,348)
Class I
Proceeds from sales of shares	2,930,280	42,535,105
Cost of shares redeemed	(3,761,365)	(669,987)
Redemption fees	177	2,600
Net increase/(decrease) from share transactions	(718,854)	44,190,258

Net increase in net assets	2,880,272	43,318,323

NET ASSETS:
Beginning of period	43,318,323	–
End of period*	$46,198,595	$43,318,323
*Includes accumulated net investment income of:	$75,134	$62,516

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	9,299	173,467
Redeemed	(4,905)	(83,622)
Net increase in shares outstanding	4,394	89,845

Class I
Sold	116,112	1,707,193
Redeemed	(149,229)	(27,300)
Net increase/(decrease) in shares outstanding	(33,117)	1,679,893

(a)	The Aspen Portfolio Strategy Fund is for the period from December 29, 2016 (commencement of operations) to April 30, 2017.

See Notes to Consolidated Financial Statements.

18

Aspen Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2017 (Unaudited) (a)		For the Year Ended April 30, 2017 (a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.12		$8.83		$10.01		$8.97	$9.29	$8.95
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.04)		(0.04)		(0.12)		(0.14)	(0.16)	(0.16)
Net realized and unrealized gain/(loss) on investments	(0.06)		(0.57)		(0.39)		1.39	(0.05)	0.50
Total from investment operations	(0.10)		(0.61)		(0.51)		1.25	(0.21)	0.34
LESS DISTRIBUTIONS:
From net investment income	–		(0.10)		(0.14)		–	–	–
Distributions from net realized gain on investments	–		–		(0.53)		(0.21)	(0.12)	–
Total distributions	–		(0.10)		(0.67)		(0.21)	(0.12)	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	–		0.00	(c)	0.00	(c)	0.00 (c)	0.01	0.00 (c)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.10)		(0.71)		(1.18)		1.04	(0.32)	0.34
NET ASSET VALUE, END OF PERIOD	$8.02		$8.12		$8.83		$10.01	$8.97	$9.29

TOTAL RETURN(d)	(1.23	%)(e)	(6.97%)		(5.20%)		14.00%	(2.15%)	3.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$5,949		$6,331		$19,682		$23,850	$12,914	$3,350

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.78	%(f)(g)	1.00	%(g)	1.56	%(g)	1.64%	1.83%	1.80%
Operating expenses including fee waivers/reimbursements	1.78	%(f)	1.00%		1.56%		1.64%	1.83%	1.80%
Net investment loss including fee waivers/reimbursements	(1.07	%)(f)	(0.52%)		(1.24%)		(1.50%)	(1.72%)	(1.75%)

PORTFOLIO TURNOVER RATE	0	%(e)	31%		58%		38%	90%	0%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.87%, 1.07% and 1.64% for six months ended October 31, 2017 and the years ended April 30, 2017 and April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.
Semi-Annual Report | October 31, 2017	19

Aspen Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2017 (Unaudited) (a)		For the Year Ended April 30, 2017 (a)		For the Year Ended April 30, 2016 (a)		For the Year Ended April 30, 2015 (a)	For the Year Ended April 30, 2014 (a)	For the Year Ended April 30, 2013 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.25		$8.98		$10.17		$9.07	$9.36	$8.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.03)		(0.07)		(0.09)		(0.11)	(0.11)	(0.11)
Net realized and unrealized gain/(loss) on investments	(0.06)		(0.58)		(0.40)		1.42	(0.06)	0.49
Total from investment operations	(0.09)		(0.65)		(0.49)		1.31	(0.17)	0.38
LESS DISTRIBUTIONS:
From net investment income	–		(0.08)		(0.17)		–	–	–
Distributions from net realized gain on investments	–		–		(0.53)		(0.21)	(0.12)	–
Total distributions	–		(0.08)		(0.70)		(0.21)	(0.12)	–
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
INCREASE/(DECREASE) IN NET ASSET VALUE	(0.09)		(0.73)		(1.19)		1.10	(0.29)	0.38
NET ASSET VALUE, END OF PERIOD	$8.16		$8.25		$8.98		$10.17	$9.07	$9.36

TOTAL RETURN	(1.09	%)(d)	(7.33%)		(4.97%)		14.51%	(1.81%)	4.23%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$119,112		$195,077		$264,598		$242,575	$167,258	$120,769

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.47	%(e)(f)	1.28	%(f)	1.22	%(f)	1.25%	1.30%	1.25%
Operating expenses including fee waivers/reimbursements	1.47	%(e)	1.28%		1.22%		1.25%	1.30%	1.25%
Net investment loss including fee waivers/reimbursements	(0.77	%)(e)	(0.78%)		(0.94%)		(1.11%)	(1.20%)	(1.20%)

PORTFOLIO TURNOVER RATE	0	%(d)	31%		58%		38%	90%	0%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Futures Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.56%, 1.35% and 1.30% for the six months ended October 31, 2017 and the years ended April 30, 2017 and April 30, 2016, respectively.

See Notes to Consolidated Financial Statements.
20

Aspen Portfolio Strategy Fund – Class A	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2017 (Unaudited)		For the Period Ended April 30, 2017(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.45		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.04)		(0.03)
Net realized and unrealized gain/(loss) on investments	2.04		(0.52)
Total from investment operations	2.00		(0.55)
INCREASE/(DECREASE) IN NET ASSET VALUE	2.00		(0.55)
NET ASSET VALUE, END OF PERIOD	$26.45		$24.45

TOTAL RETURN(d)	8.18	%(e)	(2.20	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$2,493		$2,196

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	2.10	%(f)(g)	2.79	%(f)(g)
Operating expenses including fee waivers/reimbursements	1.95	%(f)	1.95	%(f)
Net investment loss including fee waivers/reimbursements	(0.31	%)(f)	(0.40	%)(f)

PORTFOLIO TURNOVER RATE	0	%(e)	0	%(e)(h)

(a)	The Aspen Portfolio Strategy Fund is for the period from December 29, 2016 (commencement of operations) to April 30, 2017.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Portfolio Strategy Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 2.14% and 2.82% for the six months ended October 31, 2017 and for the period ended April 30, 2017, respectively.
(h)	Less than 0.05%.

See Notes to Consolidated Financial Statements.

Semi-Annual Report | October 31, 2017	21

Aspen Portfolio Strategy Fund – Class I	Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

	For the Six Months Ended October 31, 2017 (Unaudited)		For the Period Ended April 30, 2017(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.48		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.01	(d)	0.00	(d)(e)
Net realized and unrealized gain/(loss) on investments	2.05		(0.52)
Total from investment operations	2.06		(0.52)
REDEMPTION FEES ADDED TO PAID IN CAPITAL	0.00	(e)	0.00	(e)
INCREASE/(DECREASE) IN NET ASSET VALUE	2.06		(0.52)
NET ASSET VALUE, END OF PERIOD	$26.54		$24.48

TOTAL RETURN	8.42	%(f)	(2.08	%)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)	$43,706		$41,122

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	1.76	%(g)(h)	2.22	%(g)(h)
Operating expenses including fee waivers/reimbursements	1.55	%(g)	1.55	%(g)
Net investment income including fee waivers/reimbursements	0.08	%(g)	0.01	%(g)

PORTFOLIO TURNOVER RATE	0	%(f)	0	%(f)(i)

(a)	The Aspen Portfolio Strategy Fund is for the period from December 29, 2016 (commencement of operations) to April 30, 2017.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Aspen Portfolio Strategy Fund Ltd. (subsidiary), exclusive of the subsidiary's management fee.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Less than $0.005 per share.
(f)	Not annualized.
(g)	Annualized.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 6 for additional detail). The ratio inclusive of that fee would be 1.79% and 2.25% for the six months ended October 31, 2017 and for the period ended April 30, 2017, respectively.
(i)	Less than 0.05%.

See Notes to Consolidated Financial Statements.

22

Aspen Funds	Notes to Consolidated Financial Statements

 October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2017, the Trust consists of multiple separate portfolios or series. This semi-annual report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long-term capital appreciation. The Funds offer Class A and Class I shares. The Aspen Portfolio Strategy Fund commenced operations on December 29, 2016.

Basis of Consolidation

Aspen Futures Fund, Ltd. (the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the financial statements and financial highlights of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds. As of October 31, 2017, net assets of the Aspen Managed Futures Strategy Fund were $125,060,358, of which net assets of $15,898,969 or 12.71%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Fund Subsidiary. As of April 30, 2017, net assets of the Aspen Portfolio Strategy Fund were $46,198,595, of which $1,388,652 or 3.01%, represented the Fund’s ownership of all issued shares and voting rights of the Aspen Portfolio Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security.

Semi-Annual Report | October 31, 2017	23

Aspen Funds	Notes to Consolidated Financial Statements

 October 31, 2017 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the- counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

24

Aspen Funds	Notes to Consolidated Financial Statements

 October 31, 2017 (Unaudited)

The following is a summary of each input used to value the Funds as of October 31, 2017:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$6,830,431	$–	$6,830,431
Short Term Investments
Money Market Fund	7,822,041	–	–	7,822,041
U.S. Treasury Bills	–	93,835,946	–	93,835,946
TOTAL	$7,822,041	$100,666,377	$–	$108,488,418
Other Financial Instruments Assets:
Futures Contracts
Commodity Contracts	$561,736	$–	$–	$561,736
Equity Contracts	2,357,656	–	–	2,357,656
Foreign Currency Contracts	1,316,685	–	–	1,316,685
Interest Rate Contracts	26,931	–	–	26,931
Liabilities:
Futures Contracts
Commodity Contracts	(23,962)	–	–	(23,962)
Equity Contracts	(18,406)	–	–	(18,406)
Foreign Currency Contracts	(3,725,072)	–	–	(3,725,072)
Interest Rate Contracts	(394,128)	–	–	(394,128)
TOTAL	$101,440	$–	$–	$101,440

Aspen Portfolio Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$36,633,427	$–	$–	$36,633,427
Short Term Investments	4,345,814	–	–	4,345,814
TOTAL	$40,979,241	$–	$–	$40,979,241
Other Financial Instruments Assets:
Futures Contracts
Commodity Contracts	$218,618	$–	$–	$218,618
Equity Contracts	1,320,940	–	–	1,320,940
Foreign Currency Contracts	69,380	–	–	69,380
Interest Rate Contracts	14,884	–	–	14,884
Liabilities:
Futures Contracts
Commodity Contracts	(11,849)	–	–	(11,849)
Equity Contracts	(1,113)	–	–	(1,113)
Foreign Currency Contracts	(317,682)	–	–	(317,682)
Interest Rate Contracts	(167,762)	–	–	(167,762)
TOTAL	$1,125,416	$–	$–	$1,125,416

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. For the six months ended October 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Semi-Annual Report | October 31, 2017	25

Aspen Funds	Notes to Consolidated Financial Statements

 October 31, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to each of the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a class of shares of the Funds, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that share class. All expenses of the Funds, other than class specific expenses, are allocated daily to each class in proportion to their average daily net assets.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Aspen Portfolio Strategy Fund. Amounts amortized during the six months ended October 31, 2017 for the Aspen Portfolio Strategy Fund are shown on the Statements of Operations. As of October 31, 2017, $10,227, of offering costs remain to be amortized for the Aspen Portfolio Strategy Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on distributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Funds normally pay dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Funds receive from their investments, including short term capital gains. Long term capital gains distributions are derived from gains realized when the Funds sell a security it has owned for more than a year. The Funds may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Funds to avoid or reduce taxes.

26

Notes to Consolidated
Aspen Funds	Financial Statements

October 31, 2017 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

●	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

●	Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

●	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

●	Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Semi-Annual Report | October 31, 2017	27

Notes to Consolidated
Aspen Funds	Financial Statements

October 31, 2017 (Unaudited)

Consolidated Statements of Assets and Liabilities – Fair Value of Derivative Instruments as of October 31, 2017:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Statements of Assets and Liabilities Location	Fair Value
Aspen Managed Futures Strategy Fund
Futures Contracts	Unrealized appreciation on futures contracts(a)	$4,263,008	Unrealized depreciation on futures contracts(a)	$4,161,568
		$4,263,008		$4,161,568

	Risk Exposure to Fund
	Commodity Contracts	$561,736		$23,962
	Equity Contracts	2,357,656		18,406
	Foreign Currency Contracts	1,316,685		3,725,072
	Interest Rate Contracts	26,931		394,128
		$4,263,008		$4,161,568
Aspen Portfolio Strategy Fund
Futures Contracts	Unrealized appreciation on futures contracts(a)	$1,623,822	Unrealized depreciation on futures contracts(a)	$498,406
		$1,623,822		$498,406

	Risk Exposure to Fund
	Commodity Contracts	$218,618		$11,849
	Equity Contracts	1,320,940		1,113
	Foreign Currency Contracts	69,380		317,682
	Interest Rate Contracts	14,884		167,762
		$1,623,822		$498,406

(a)	Represents cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s net variation margin is reported within the Consolidated Statements of Assets and Liabilities.

28

Notes to Consolidated
Aspen Funds	Financial Statements

October 31, 2017 (Unaudited)

Consolidated Statements of Operations – The effect of Derivative Instruments for the six months ended October 31, 2017:

Derivatives Instruments	Location of Gain/(Loss) on Derivatives Statements of Operations	Realized Gain/(Loss) on Derivatives Statements of Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Statements of Operations
Aspen Managed Futures Strategy Fund
Futures Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$(3,457,621)	$2,617,072
		$(3,457,621)	$2,617,072

	Risk Exposure to Fund
	Commodity Contracts	$(3,173,792)	$(1,040,820)
	Equity Contracts	241,113	(2,036,110)
	Foreign Currency Contracts	270,266	136,764
	Interest Rate Contracts	(795,208)	323,094
		$(3,457,621)	$2,617,072
Aspen Portfolio Strategy Fund
Futures Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$(247,087)	$(1,106,641)
		$(247,087)	$(1,106,641)

	Risk Exposure to Fund
	Commodity Contracts	$(854,196)	$(292,409)
	Equity Contracts	408,121	(1,260,578)
	Foreign Currency Contracts	449,219	303,595
	Interest Rate Contracts	(250,221)	142,751
		$(247,087)	$(1,106,641)

The average value of net futures contracts held by the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund during the period was $41,192,660 and $24,245,130, respectively.

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$108,548,974	$4,901,530	$(4,860,646)	$40,884
Aspen Portfolio Strategy Fund	37,645,027	4,958,037	(498,407)	4,459,630

Tax Basis of Distributions to Shareholders: Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Semi-Annual Report | October 31, 2017	29

Notes to Consolidated
Aspen Funds	Financial Statements

October 31, 2017 (Unaudited)

The tax character of distributions paid during the year ending April 30, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain
Aspen Managed Futures Strategy Fund	$2,217,954	$–
Aspen Portfolio Strategy Fund	–	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of each of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Fund shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The amount of redemption fees received during the period are presented in the Consolidated Statement of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to each Fund’s Investment Advisory Agreement, (the “Advisory Agreement”), the Aspen Managed Futures Strategy Fund will pay the Adviser an annual management fee of 0.75%, based on the Fund’s average daily net asset. The Aspen Portfolio Strategy Fund will pay the Adviser an annual management fee of 1.00%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Subsidiaries have each entered into a separate advisory agreement (collectively, the “Subsidiary Advisory Agreement”) with the Adviser for the management of each Subsidiary’s portfolio pursuant to which the Subsidiaries are obligated to pay the Adviser a management fee at the same rate that the Funds pay the Adviser for investment advisory services provided to the Funds. The Adviser has agreed to waive the advisory fee it receives from the Funds in an amount equal to the management fee paid by the Subsidiaries. This agreement may be terminated based on the terms of the Advisory Agreement. For the six months ended October 31, 2017, this amount equaled $61,653 and $7,126 for Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund, respectively, and are disclosed in the Consolidated Statements of Operations. These waivers are not subject to reimbursement/recoupment.

The Adviser has contractually agreed to limit the Funds’ total annual fund operating expenses (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.55% of each of the Funds’ average daily net assets for each of Class A and Class I Shares. This agreement (the “Expense Agreement”) is in effect from September 1, 2017 through August 31, 2018 for the Aspen Managed Futures Strategy Fund. The prior Expense Agreement for the Aspen Managed Futures Strategy Fund was in effect from September 1, 2016 through August 31, 2017. The Expense Agreement for the Aspen Portfolio Strategy Fund is in effect from December 14, 2016 through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue or modify this waiver prior to August 31, 2018 without the approval by the Funds’ Board of Trustees.

30

Notes to Consolidated
Aspen Funds	Financial Statements

October 31, 2017 (Unaudited)

As of October 31, 2017, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/Reimbursed By Advisor	Recoupment of Past Waived Fees By Advisor	Total
Aspen Managed Futures Strategy Fund - Class A	$–	$–	$–
Aspen Managed Futures Strategy Fund - Class I	–	–	–
Aspen Portfolio Strategy Fund - Class A	(1,770)	–	(1,770)
Aspen Portfolio Strategy Fund - Class I	(43,912)	–	(43,912)

As of October 31, 2017, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2018	Expires 2019	Expires 2020	Total
Aspen Managed Futures Strategy Fund
Class A	$–	$–	$–	$–
Class I	–	–	–	–
Aspen Portfolio Strategy Fund
Class A	–	8,063	1,770	9,833
Class I	–	61,839	43,912	105,751

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statements of Operations.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statements of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Funds have adopted a plan of distribution for Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Funds to use Class A assets to pay fees in connection with the distribution and marketing of Class A shares and/or the provision of shareholder services to Class A shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A shares as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Funds. The Plan permits the Funds to use their Class A assets to make total payments at an annual rate of up to 0.25% of the Funds’ average

Semi-Annual Report | October 31, 2017	31

Aspen Funds	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

daily net assets attributable to their Class A shares. The expenses of the plan are reflected as distribution and service fees in the Consolidated Statements of Operations.

The Funds have adopted a shareholder service plan (a “Shareholder Services Plan”) for Class A shares. Under the Shareholder Services Plan the Funds are authorized to compensate certain financial intermediaries, including broker-dealers and the Funds’ affiliates, which may include the Distributor, Adviser and/or the transfer agent (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares attributable to or held in the name of a Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Funds’ fiscal year for such service activities shall be reimbursed to the Funds as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees on the Consolidated Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the six months ended October 31, 2017 are included as an offset to distribution and service fees as disclosed in the Consolidated Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statements of Operations as Delegated Transfer Agent Equivalent Services.

Index Licensing Services

The Funds have adopted an Index Licensing Agreement and the Adviser pursuant to which the Fund pays the Adviser a monthly annualized licensing fee of 0.25%, based on the Funds’ average daily net assets for the right to use the Index in connection with the Fund. Fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Consolidated Statement of Operations as Licensing fees.

7. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) during the six months ended October 31, 2017 were as follows:

Aspen Managed Futures Strategy Fund
Cost of Investments Purchased	$0
Proceeds from Investments Sold	$0

Aspen Portfolio Strategy Fund
Cost of Investments Purchased	$1,312,354
Proceeds from Investments Sold	$0

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

32

Aspen Funds	Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-845-9444 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2017	33

This material must be accompanied or preceded by the prospectus.

\

THE DISCIPLINED GROWTH INVESTORS FUND

2017

THE DISCIPLINED GROWTH INVESTORS

FUND

SEMI-ANNUAL REPORT

PHONE: 855.344.3863 • FAX: 866.205.1499 • PO BOX 275 • DENVER, CO 80201

OCTOBER 31, 2017 / DGIFUND.COM

SEMI-ANNUAL REPORT

SHARE HOLDER LETTER	1
PERFORMANCE UPDATE	4
DISCLOSURE OF FUND EXPENSES	6
PORTFOLIO OF INVESTMENTS	7
STATEMENT OF ASSETS AND LIABILITIES	18
STATEMENT OF OPERATIONS	19
STATEMENTS OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	22
NOTES TO FINANCIAL STATEMENTS	24
ADDITIONAL INFORMATION	31
DISCLOSURE REGARDING APPROVAL OF FUND ADVISORY AGREEMENTS	32

Disciplined Growth Investors’ goal is to communicate clearly and transparently with our clients and mutual fund shareholders. It is mutually beneficial when our shareholders understand how we invest, what we are currently thinking and forecasting, and the specific investment decisions we have made. Our views and opinions regarding the investment prospects of our portfolio holdings and the Fund are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for these forecasts and have confidence in our investment team’s views, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements as those including words such as “believe”, “expect”, “anticipate”, “forecast”, and similar statement. We cannot assure future performance. These forward-looking statements are made only as-of the date of this report. Following the publication of this report, we will not update any of the forward-looking statements included here.

This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

THE DISCIPLINED GROWTH INVESTORS FUND

OCTOBER 31, 2017	DGIFUND.COM

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2017 (Unaudited)

The DGI Fund’s fiscal year starts on May 1st each year. October 31st marks the fiscal year’s midpoint. As of October 31, 2017, The Disciplined Growth Investors Fund (The DGI Fund) had total net assets of $186.2 million. In the past six months The DGI Fund appreciated by 5.22%. Equities have returned 7.37% in that time while fixed income holdings have returned 1.78%. The appreciation was again broadly-based. In the last six months, your Fund has owned 56 stocks. Thirty-three had a positive impact on performance while 22 detracted from the Fund’s total return.

Since inception, The DGI Fund has returned 12.30% on an annualized basis (6 years, 2 months). In this time, stocks in the Fund have grown at 17.37% and bonds at 3.26% (annualized).

Portfolio Asset Mix:

The portfolio currently holds 69.8% stocks and 30.2% bonds and cash. A list of holdings is included as part of this semi-annual report and is available on the Fund’s website at www.dgifund.com.

Portfolio Activity:

The DGI Fund’s turnover of stocks and bonds for the last six months was 11.87% (not annualized), a slight increase from the prior six months. The slightly increased turnover figure was driven by shorter term bonds maturing and being replaced. Turnover of stocks in the Fund was in-line with our long term average turnover.

In the past six months, our investment team added five new stocks to The DGI Fund. We sold one holding and two companies were acquired by or merged with competitors.

New investments

Nordstrom (NYSE: JWN) is a department store known for its customer service and prominent presence in malls across America. Department store retailers like Nordstrom are under an onslaught of competitive pressure from Amazon and a host of other online retailers, and thus the stock prices of Nordstrom and its peers have fallen precipitously. This disruption represents a potential opportunity. We believe that Nordstrom’s extensive investments in an omni-channel distribution model(1) and the development of their off-price “The Rack” business will not only enable Nordstrom to weather the storm, but ultimately thrive in a transformed retail environment. And its history of being good stewards of capital bolsters our confidence.

Gigamon (NASD: GIMO) is a company you have probably never heard of but nevertheless affects you indirectly on the internet. Gigamon is a pioneer in an important new class of tools for network managers called Visibility Fabric (VF). These tools provide granular information about how networks operate and thus help network managers diagnose issues and find solutions. With the ever-increasing demand for data, we believe Gigamon is well positioned for the future.

Gentherm (NASD: THRM) is a company we have many years of investment experience with. It is the leading company in a technology called thermoelectric devices (TED). For many years, this technology was primarily used to heat and cool car seats, but the company had the potential to expand to new markets and find new avenues of growth. The technology can now be found in industrial and medical applications, as well as bedding and office chairs. We believe Gentherm is just getting started.

Semi-Annual Report | October 31, 2017	1

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2017 (Unaudited)

Under Armour (NYSE: UAA) has become a leading brand in the ultra-competitive performance apparel industry. For years, our investment team has admired the company’s progress, but shied away from the premium price its stock commanded. That changed over the last few quarters. Excess inventory caused by multiple department and sporting goods store closings, and a poor reception of the Curry 3 shoe design, has caused Wall Street analysts to lower estimates and/or change ratings. We see a fundamentally great business with a transitory issue, so we made an initial investment.

Manhattan Associates (NASDAQ: MANH) is a warehouse management and supply chain software provider primarily for retailers. Its solution helps traditional retailers compete more effectively against Amazon by improving inventory management from the supply chain, through warehousing, to the point of sale. As a result of all the data it collects, the Manhattan Solution also helps forecast demand for retailers. And as the premier provider, it can command a premium price for its services. Our investment thesis is that the same competitive fears that have pressured stock prices for all retailers and related companies, including Manhattan Associates, will also escalate demand for their solution.

Sales & Acquisitions

E*Trade (NASD: EFTC) is a full service financial services company that operates primarily online. One of the reasons we first purchased E*Trade was because it was more than just a discount brokerage firm. Its burgeoning bank business helped leverage its low-cost delivery mechanism. But poor loan quality hurt E*Trade during the ’08 – ’09 recession. We believed the company had learned a lesson on credit quality, but apparently not. The company hasn’t made much meaningful progress upgrading the quality of its loan portfolio. Because of this, and an elevated stock price, we sold the entire position.

Corporate Executive Board (NYSE: CEB) was acquired by Gartner for cash and stock. The deal was announced in January and completed in April. The few shares we received of Gartner stock were sold to fund some of the aforementioned purchases of new stocks.

Cabela’s (NYSE: CAB) announced that it was selling the company to its chief rival, Bass Pro Shops, in October 2016. Since then the company’s stock has traded at a significant discount to the deal price much of the time. Once the company’s credit card division was sold the stock price rallied to only a slight discount, at which point we sold all shares.

Sincerely,

Frederick K. Martin, CFA

Portfolio Manager

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Shareholder Letter

October 31, 2017 (Unaudited)

The views of Disciplined Growth Investors, Inc. and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Disciplined Growth Investors, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

Fred Martin is a registered representative of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Omni-channel is a cross-channel business model that companies use to improve their customer experience. The approach has applications in healthcare, government, financial services, retail and telecommunications industries, and includes channels such as physical locations, FAQ webpages, social media, live web chats, mobile applications and telephone communication. Companies that use omni-channel contend that a customer values the ability to be in constant contact with a company through multiple avenues at the same time.

Semi-Annual Report | October 31, 2017	3

The Disciplined Growth Investors Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance (for the period ended October 31, 2017)

	6 month	YTD	1 Year	3 Year	5 Year	Since Inception*
The Disciplined Growth Investors Fund	5.22%	10.36%	14.46%	7.44%	10.82%	12.30%
S&P 500® Total Return Index(1)	9.10%	16.91%	23.63%	10.77%	15.18%	15.83%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1.855.DGI.FUND.

The table does not reflect the deductions of taxes a shareholder would pay on Fund distributions or redemptions of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund Inception date of August 12, 2011.
(1)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 Investment in the Fund (for the period ended October 31, 2017)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Sector Allocation
(as a % of Net Assets)*
Technology	30.80%
Consumer Discretionary	16.10%
Health Care	12.10%
Industrials	7.52%
Energy	2.41%
Financials	0.57%
Closed End Funds	1.51%
Corporate Bond	20.02%
Foreign Government Bonds	0.45%
Government & Agency Obligations	0.40%
Short Term Investments	8.24%
Other Assets in Excess of Liabilities	-0.12%

Top Ten Holdings
(as a % of Net Assets)*
Edwards Lifesciences Corp.	3.73%
Autodesk, Inc.	3.41%
Align Technology, Inc.	3.26%
United States Treasury Bill, 12/7/2017	3.22%
Intuit, Inc.	3.00%
TJX Cos., Inc.	2.90%
Intuitive Surgical, Inc.	2.82%
Middleby Corp.	2.71%
Open Text Corp.	2.68%
Plexus Corp.	2.67%
Top Ten Holdings	30.40%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	5

The Disciplined Growth Investors Fund	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2017 through October 31, 2017.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expense Ratio(a)	Expenses Paid During period 5/1/2017 - 10/31/2017(b)
Actual	$1,000.00	$1,052.20	0.78%	$ 4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.78%	$ 3.97

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

 October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
CLOSED END FUNDS (1.51%)
Altaba, Inc. (a)	40,000	$2,804,800

TOTAL CLOSED END FUNDS (Cost $1,262,502)		2,804,800

COMMON STOCKS (69.50%)
CONSUMER DISCRETIONARY (16.10%)
Apparel & Textile Products (1.16%)
Ralph Lauren Corp.	13,043	1,166,436
Under Armour, Inc. , Class A(a)	78,450	982,194
		2,148,630

Automotive (2.07%)
Gentex Corp.	139,300	2,703,813
Gentherm, Inc. (a)	34,525	1,156,588
		3,860,401

Gaming, Lodging & Restaurants (2.78%)
Cheesecake Factory, Inc.	21,487	961,328
Royal Caribbean Cruises, Ltd.	34,087	4,218,948
		5,180,276

Leisure (0.31%)
TripAdvisor, Inc. (a)	15,512	581,700

Passenger Transportation (1.50%)
JetBlue Airways Corp. (a)	145,700	2,790,155

Retail (1.43%)
Select Comfort Corp. (a)	81,748	2,656,810

Retail - Discretionary (6.85%)
Ethan Allen Interiors, Inc.	64,881	1,930,210
L Brands, Inc.	65,077	2,800,914
Nordstrom, Inc.	47,925	1,900,226
TJX Cos., Inc.	77,300	5,395,540
Urban Outfitters, Inc. (a)	29,250	717,210
		12,744,100

TOTAL CONSUMER DISCRETIONARY		29,962,072

Semi-Annual Report | October 31, 2017	7

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
ENERGY (2.41%)
Oil, Gas & Coal (2.41%)
Core Laboratories NV	10,762	$1,075,124
Southwestern Energy Co. (a)	230,237	1,277,815
Ultra Petroleum Corp. (a)(b)(c)	19,213	137,296
Ultra Petroleum Corp. (a)	250,649	1,990,153
		4,480,388

TOTAL ENERGY		4,480,388

FINANCIALS (0.57%)
Banking (0.57%)
TCF Financial Corp.	58,712	1,069,733

TOTAL FINANCIALS		1,069,733

HEALTH CARE (12.10%)
Medical Equipment & Devices (12.10%)
Align Technology, Inc. (a)	25,400	6,070,092
Edwards Lifesciences Corp. (a)	67,825	6,933,750
Intuitive Surgical, Inc. (a)	13,968	5,243,028
Myriad Genetics, Inc. (a)	39,137	1,341,616
Varex Imaging Corp. (a)	9,975	342,841
Varian Medical Systems, Inc. (a)	24,925	2,596,936
		22,528,263

TOTAL HEALTH CARE		22,528,263

INDUSTRIALS (7.52%)
Electrical Equipment (0.93%)
Cognex Corp.	14,075	1,733,336

Machinery (3.72%)
Graco, Inc.	14,162	1,866,410
Middleby Corp. (a)	43,591	5,052,197
		6,918,607

Manufactured Goods (1.22%)
Proto Labs, Inc. (a)	26,175	2,283,769

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
INDUSTRIALS (continued)
Transportation & Logistics (1.65%)
Landstar System, Inc.	31,050	$3,066,187

TOTAL INDUSTRIALS		14,001,899

TECHNOLOGY (30.80%)
Design, Manufacturing & Distribution (2.67%)
Plexus Corp. (a)	80,987	4,975,032

Hardware (9.03%)
Dolby Laboratories, Inc. , Class A	23,725	1,374,626
Garmin, Ltd.	48,350	2,737,094
Gigamon, Inc. (a)	35,750	1,376,375
Plantronics, Inc.	50,287	2,281,018
Seagate Technology PLC	70,917	2,621,801
Super Micro Computer, Inc. (a)	58,425	1,162,658
Ubiquiti Networks, Inc. (a)	51,737	3,217,007
ViaSat, Inc. (a)	31,131	2,026,628
		16,797,207

Semiconductors (3.22%)
Microchip Technology, Inc.	28,825	2,732,610
Power Integrations, Inc.	32,350	2,599,323
Synaptics, Inc. (a)	17,662	655,613
		5,987,546

Software (12.45%)
Akamai Technologies, Inc. (a)	52,262	2,730,689
Autodesk, Inc. (a)	50,837	6,352,592
Intuit, Inc.	37,012	5,589,552
Manhattan Associates, Inc. (a)	31,500	1,318,590
Open Text Corp.	142,799	4,995,109
RealPage, Inc. (a)	50,637	2,192,582
		23,179,114

Semi-Annual Report | October 31, 2017	9

The Disciplined Growth Investors Fund	Portfolio of Investments

 October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Technology Services (3.43%)
FactSet Research Systems, Inc.	19,808	$3,760,945
IHS Markit, Ltd. (a)	25,381	1,081,484
Medidata Solutions, Inc. (a)	4,337	326,273
Paychex, Inc.	19,137	1,220,749
		6,389,451

TOTAL TECHNOLOGY		57,328,350

TOTAL COMMON STOCKS (Cost $89,221,818)		129,370,705

	Principal Amount	Value (Note 2)
CORPORATE BONDS (20.02%)
COMMUNICATIONS (1.23%)
Media (0.31%)
Comcast Corp.
3.375% 08/15/2025	$566,000	581,168

Publishing & Broadcasting (0.30%)
21st Century Fox America, Inc.
6.900% 03/01/2019	512,000	544,689

Wireless Telecommunications Services (0.62%)
AT&T, Inc.
4.450% 04/01/2024	549,000	584,135
AT&T, Inc.
5.500% 02/01/2018	7,000	7,066
Verizon Communications, Inc.
5.150% 09/15/2023	503,000	564,362
		1,155,563

TOTAL COMMUNICATIONS		2,281,420

CONSUMER DISCRETIONARY (1.57%)
Airlines (0.31%)
Southwest Airlines Co.
3.000% 11/15/2026	583,000	575,907

Automobiles Manufacturing (0.69%)
Ford Motor Co.
4.346% 12/08/2026	554,000	578,320

10	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Automobiles Manufacturing (continued)
General Motors Co.
4.875% 10/02/2023	$650,000	$709,485
		1,287,805
Restaurants (0.32%)
McDonald’s Corp.
6.300% 03/01/2038	450,000	591,098

Retail - Consumer Discretionary (0.25%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	437,000	471,459

TOTAL CONSUMER DISCRETIONARY		2,926,269

CONSUMER STAPLES (1.00%)
Food & Beverage (0.30%)
Anheuser-Busch InBev Finance, Inc.
3.650% 02/01/2026	543,000	561,190

Mass Merchants (0.41%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	766,240

Supermarkets & Pharmacies (0.29%)
CVS Health Corp.
5.000% 12/01/2024	487,000	534,368

TOTAL CONSUMER STAPLES		1,861,798

ENERGY (2.37%)
Exploration & Production (0.31%)
Conoco Funding Co.
7.250% 10/15/2031	421,000	575,359

Pipeline (2.06%)
Boardwalk Pipelines LP
5.950% 06/01/2026	485,000	547,677
Enbridge Energy Partners LP
4.200% 09/15/2021	484,000	508,827
Enterprise Products Operating LLC
3.350% 03/15/2023	548,000	565,141

Semi-Annual Report | October 31, 2017	11

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Pipeline (continued)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	$503,000	$507,415
ONEOK Partners LP
3.375% 10/01/2022	554,000	562,448
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	412,000	588,519
Williams Partners LP
3.900% 01/15/2025	545,000	560,425
		3,840,452

TOTAL ENERGY		4,415,811

FINANCIALS (3.97%)
Banks (0.30%)
US Bancorp
2.950% 07/15/2022	548,000	561,167

Consumer Finance (0.55%)
American Express Co.
3.625% 12/05/2024	529,000	546,884
Total System Services, Inc.
2.375% 06/01/2018	478,000	479,279
		1,026,163
Diversified Banks (1.22%)
Bank of America Corp.
3.875% 08/01/2025	544,000	570,987
Citigroup, Inc.
2.900% 12/08/2021	567,000	573,813
JPMorgan Chase & Co.
3.375% 05/01/2023	549,000	563,388
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (d)	3,000	3,010
Wells Fargo & Co., Series M
3.450% 02/13/2023	542,000	556,928
		2,268,126
Financial Services (1.28%)
Blackrock, Inc.
3.200% 03/15/2027	545,000	552,925
Morgan Stanley
2.750% 05/19/2022	695,000	696,733
National Rural Utilities Cooperative Finance Corp.
2.950% 02/07/2024	566,000	574,159

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Financial Services (continued)
Northern Trust Corp.
3.950% 10/30/2025	$534,000	$570,086
		2,393,903
Property & Casualty Insurance (0.31%)
American International Group, Inc.
3.750% 07/10/2025	556,000	575,739

Real Estate (0.31%)
Welltower, Inc.
4.250% 04/01/2026	545,000	573,441

TOTAL FINANCIALS		7,398,539

HEALTH CARE (0.90%)
Managed Care (0.29%)
UnitedHealth Group, Inc.
3.750% 07/15/2025	514,000	544,224

Pharmaceuticals (0.61%)
AbbVie, Inc.
2.500% 05/14/2020	557,000	561,750
Johnson & Johnson
5.850% 07/15/2038	433,000	578,206
		1,139,956

TOTAL HEALTH CARE		1,684,180

INDUSTRIALS (2.68%)
Aerospace & Defense (0.68%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	698,744
Rockwell Collins, Inc.
3.700% 12/15/2023	538,000	562,371
		1,261,115
Electrical Equipment Manufacturing (0.85%)
Emerson Electric Co.
5.000% 04/15/2019	519,000	540,795
General Electric Co.
5.875% 01/14/2038	437,000	562,822
Tyco Electronics Group SA
3.500% 02/03/2022	460,000	477,753
		1,581,370

Semi-Annual Report | October 31, 2017	13

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Industrial Other (0.26%)
Fluor Corp.
3.375% 09/15/2021	$466,000	$480,978

Railroad (0.30%)
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	543,000	556,733

Transportation & Logistics (0.31%)
United Parcel Service, Inc.
6.200% 01/15/2038	429,000	580,473

Waste & Environmental Services & Equipment (0.28%)
Republic Services, Inc.
5.500% 09/15/2019	492,000	523,635

TOTAL INDUSTRIALS		4,984,304

MATERIALS (0.25%)
Metals & Mining (0.25%)
Nucor Corp.
5.750% 12/01/2017	456,000	457,456

TOTAL MATERIALS		457,456

TECHNOLOGY (0.29%)
Hardware (0.29%)
Corning, Inc.
6.625% 05/15/2019	499,000	532,919

TOTAL TECHNOLOGY		532,919

UTILITIES (5.76%)
Utilities (5.76%)
Ameren Illinois Co.
9.750% 11/15/2018	409,000	440,955
Arizona Public Service Co.
8.750% 03/01/2019	412,000	447,636
Baltimore Gas & Electric Co.
3.350% 07/01/2023	553,000	572,361

14	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	$343,000	$361,389
CMS Energy Corp.
5.050% 03/15/2022	414,000	454,757
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	513,000	541,543
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	697,659
Duke Energy Corp.
3.750% 04/15/2024	552,000	577,910
Edison International
2.400% 09/15/2022	561,000	556,338
Interstate Power & Light Co.
3.650% 09/01/2020	416,000	432,416
ITC Holdings Corp.
4.050% 07/01/2023	537,000	561,230
Jersey Central Power & Light Co.
7.350% 02/01/2019	518,000	550,058
Nevada Power Co.
7.125% 03/15/2019	354,000	378,398
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	458,000	548,024
PacifiCorp
5.650% 07/15/2018	17,000	17,476
PPL Capital Funding, Inc.
3.500% 12/01/2022	584,000	607,237
PSEG Power LLC
5.125% 04/15/2020	425,000	452,987
Puget Energy, Inc.
5.625% 07/15/2022	413,000	462,156
Sempra Energy
2.875% 10/01/2022	544,000	549,099
Southern Power Co., Series 15B
2.375% 06/01/2020	561,000	561,125
TECO Finance, Inc.
6.572% 11/01/2017	388,000	388,000

Semi-Annual Report | October 31, 2017	15

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
Wisconsin Electric Power Co.
3.100% 06/01/2025	$554,000	$556,445

TOTAL UTILITIES		10,715,199

TOTAL CORPORATE BONDS (Cost $36,877,889)		37,257,895

FOREIGN GOVERNMENT BONDS (0.45%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	349,000	434,872

Corp Andina de Fomento
8.125% 06/04/2019	372,000	407,392

TOTAL FOREIGN GOVERNMENT BONDS (Cost $832,358)		842,264

GOVERNMENT & AGENCY OBLIGATIONS (0.40%)
U.S. Treasury Bond
1.500% 08/15/2026	689,000	643,031
U.S. Treasury Bond
6.500% 11/15/2026	77,000	103,303

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $743,932)		746,334

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.24%)
MONEY MARKET FUND (0.76%)
Fidelity Institutional Money Market
Government Portfolio - Class I	0.92	%(e)	1,417,291	1,417,291

U.S. TREASURY BILLS (7.48%)
United States Treasury Bill, 12/07/2017	0.81	%(f)	6,000,000	5,994,143
United States Treasury Bill, 07/19/2018	1.20	%(f)	3,000,000	2,971,535
United States Treasury Bill, 08/16/2018	1.18	%(f)	5,000,000	4,946,100
				13,911,778

TOTAL SHORT TERM INVESTMENTS (Cost $15,340,013)				15,329,069

16	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (100.12%) (Cost $144,278,512)	$186,351,067

Liabilities In Excess Of Other Assets (-0.12%)	(220,874)

NET ASSETS (100.00%)	$186,130,193

(a)	Non-Income Producing Security.
(b)	Restricted security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)	Illiquid security.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Represents the 7-day yield.
(f)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	17

The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

ASSETS
Investments, at value	$186,351,067
Receivable for shares sold	10,000
Dividends and interest receivable	444,458
Total assets	186,805,525

LIABILITIES
Payable for investments purchased	554,903
Payable to adviser	120,429
Total liabilities	675,332
NET ASSETS	$186,130,193

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$136,991,006
Accumulated net investment income	81,917
Accumulated net realized gain	6,984,715
Net unrealized appreciation	42,072,555
NET ASSETS	$186,130,193

INVESTMENTS, AT COST	$144,278,512

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$19.10
Shares of beneficial interest outstanding	9,744,907

See Notes to Financial Statements.

18	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement of Operations

For the Six Months Ended October 31, 2017 (Unaudited)
INVESTMENT INCOME
Dividends	$578,870
Foreign taxes withheld	(7,172)
Interest	587,102
Total investment income	1,158,800

EXPENSES
Investment advisory fees (Note 6)	664,463
Total expenses	664,463
NET INVESTMENT INCOME	494,337

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,078,355
Net change in unrealized appreciation on investments	3,225,983
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,304,338
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,798,675

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	19

The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$494,337	$702,109
Net realized gain	5,078,355	3,378,091
Net change in unrealized appreciation	3,225,983	15,325,356
Net increase in net assets resulting from operations	8,798,675	19,405,556

DISTRIBUTIONS (Note 3)
From net investment income	(443,078)	(707,562)
From net realized gains on investments	–	(415,680)
Net decrease in net assets from distributions	(443,078)	(1,123,242)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	30,130,607	40,314,153
Issued to shareholders in reinvestment of distributions	440,075	1,115,854
Cost of shares redeemed, net of redemption fees	(12,570,218)	(19,795,072)
Net increase from capital share transactions	18,000,464	21,634,935

Net increase in net assets	26,356,061	39,917,249

NET ASSETS
Beginning of period	159,774,132	119,856,883
End of period*	$186,130,193	$159,774,132

*Including accumulated net investment income of:	$81,917	$30,658

OTHER INFORMATION
Share Transactions
Issued	1,625,093	2,352,037
Issued to shareholders in reinvestment of distributions	23,771	64,640
Redeemed	(681,148)	(1,149,715)
Net increase in share transactions	967,716	1,266,962

See Notes to Financial Statements.

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Intentionally Left Blank

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

REDEMPTION FEES ADDED TO PAID-IN CAPITAL
INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.

22	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Financial Highlights

For a share outstanding during the periods presented

For the Six Months Ended October 31, 2017 (Unaudited)		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013
$18.20		$15.96	$16.75	$15.02	$13.17	$12.13

0.05		0.09	0.09	0.10	0.07	0.11
0.90		2.29	(0.44)	1.83	1.90	1.09
0.95		2.38	(0.35)	1.93	1.97	1.20

(0.05)		(0.09)	(0.10)	(0.09)	(0.07)	(0.11)
–		(0.05)	(0.34)	(0.11)	(0.05)	(0.05)
(0.05)		(0.14)	(0.44)	(0.20)	(0.12)	(0.16)

–		–	–	–	–	–
0.90		2.24	(0.79)	1.73	1.85	1.04
$19.10		$18.20	$15.96	$16.75	$15.02	$13.17

5.22	%(b)	14.96%	(2.05%)	12.87%	15.02%	9.93%

$186,130		$159,774	$119,857	$113,342	$86,741	$66,967

0.78	%(c)	0.78%	0.78%	0.78%	0.78%	0.78%
0.58	%(c)	0.50%	0.59%	0.61%	0.47%	0.90%

12	%(b)	16%	13%	14%	10%	10%

Semi-Annual Report | October 31, 2017	23

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2017	25

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

The following is a summary of each input used to value the Fund as of October 31, 2017:

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Closed End Funds	$2,804,800	$–	$–	$2,804,800
Common Stocks
Consumer Discretionary	29,962,072	–	–	29,962,072
Energy	4,343,092	–	137,296	4,480,388
Financials	1,069,733	–	–	1,069,733
Health Care	22,528,263	–	–	22,528,263
Industrials	14,001,899	–	–	14,001,899
Technology	57,328,350	–	–	57,328,350
Corporate Bonds(a)	–	37,257,895	–	37,257,895
Foreign Government Bonds	–	842,264	–	842,264
Government & Agency Obligations	–	746,334	–	746,334
Short Term Investments
Money Market Fund	1,417,291	–	–	1,417,291
U.S. Treasury Bills	–	13,911,778	–	13,911,778
TOTAL	$133,455,500	$52,758,271	$137,296	$186,351,067

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 04/30/2017	Return of Capital	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales Proceeds	Transfer in and/or (out) of Level 3	10/31/2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at 10/31/2017
Common Stock	$193,667	$–	$–	$(56,371)	$–	$–	$–	$137,296	$(56,371)
Total	$193,667	$–	$–	$(56,371)	$–	$–	$–	$137,296	$(56,731)

Net change in unrealized appreciation/depreciation on Level 3 securities is included on the Statement of Operations under Net change in unrealized appreciation on investments.

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

Semi-Annual Report | October 31, 2017	27

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Disciplined Growth Investors Fund
Gross appreciation (excess of value over tax cost)	$48,741,144
Gross depreciation (excess of tax cost over value)	(6,668,649)
Net unrealized appreciation	$42,072,495
Cost of investments for income tax purposes	$144,278,572

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended April 30, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$833,014	$290,228

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. SECURITIES TRANSACTIONS

During the six months ended October 31, 2017, equity holdings, asset/mortgage backed securities, fixed income securities and U.S. Treasury Bonds were transferred in-kind into the Fund. The intent of the transfers was to save on equity transaction costs both for the new shareholders at the institution they transferred from and for the Fund on the addition of assets. The assets of four separate accounts were transferred-in-kind into the Fund in the amount of $17,809,759.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

The cost of purchases and proceeds from sales of securities (excluding short-term securities, transfers-in-kind, and U.S. Government Obligations) during the six months ended October 31, 2017, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$19,768,190	$18,559,515

Investment transactions in U.S. Government Obligations (excluding transfers-in-kind) during the six months ended October 31, 2017 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$233,923	$–

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Prior to September 1, 2015, shares redeemed within 90 days of purchase may have incurred a 2% short-term redemption fee deducted from the redemption amount. Effective September 1, 2015, the Fund no longer imposes redemption fees. For the year ended April 30, 2017, the Fund did not receive any redemption fees.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, bookkeeping and pricing services, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $1,661 for the six months ended October 31, 2017.

Semi-Annual Report | October 31, 2017	29

The Disciplined Growth Investors Fund	Notes to Financial Statements

October 31, 2017 (Unaudited)

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out-of-pocket expenses. The administrative fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

30	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-DGI-Fund and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2017	31

The Disciplined Growth Investors Fund	Disclosure Regarding Approval of Fund Advisory Agreements

October 31, 2017 (Unaudited)

On June 6-7, 2017, the Trustees met in person to discuss, among other things, the approval of the investment advisory agreement between Financial Investors Trust (the “Trust”), with respect to The Disciplined Growth Investors Fund (the “DGI Fund”), and Disciplined Growth Investors, Inc. (“DGI”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. In renewing and approving the Investment Advisory Agreement with the Adviser, the Trustees, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Trust, on behalf of the DGI Fund, to DGI, of 0.78% of the DGI Fund’s daily net assets, in light of the extent and quality of the advisory services provided by DGI to the DGI Fund.

The Board received and considered information including a comparison of the DGI Fund’s contractual advisory fee rate with those of funds in the expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the DGI Fund’s contractual advisory fee rate was above the Data Provider peer group median.

Total Expense Ratio: The Trustees further reviewed and considered that the DGI Fund’s total expense ratio of 0.78% was below the Data Provider peer group median.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the DGI Fund under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by DGI in its presentation, including its Form ADV.

The Trustees reviewed and considered DGI’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by DGI and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by DGI, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the DGI Fund.

The Trustees considered the background and experience of DGI’s management in connection with the DGI Fund, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, DGI’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for the DGI Fund for the 3-month, 1-year, 3-year, and 5-year periods ended December 31, 2016. That review included a comparison of the DGI Fund’s performance to the performance of the group of comparable funds selected by the Data Provider. The Trustees noted that the performance of the DGI Fund was below the Data Provider peer group median for the 3-month period but above the Data Provider peer group median for the 1-year, 3-year, and 5-year periods. The Trustees also considered DGI’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

32	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Disclosure Regarding Approval of Fund Advisory Agreements

October 31, 2017 (Unaudited)

Comparable Accounts: The Trustees noted certain information provided by DGI regarding fees charged to its other clients utilizing a strategy similar to that employed by the DGI Fund.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by DGI based on the fees payable under the Investment Advisory Agreement with respect to the DGI Fund. The Trustees considered the profits, if any, anticipated to be realized by DGI in connection with the operation of the Fund. The Board then reviewed DGI’s audited financial statements for the year ended December 31, 2016 in order to analyze the financial condition and stability and profitability of DGI.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the DGI Fund will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by DGI from its relationship with the DGI Fund, including whether soft dollar arrangements were used.

In renewing DGI as the DGI Fund’s investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	the DGI Fund’s contractual advisory fee rate was above the Data Provider peer group median;
●	the DGI Fund’s total expense ratio (after waivers) was below its Data Provider peer group median;
●	the nature, extent and quality of services rendered by DGI under the Investment Advisory Agreement with respect to the DGI Fund were adequate;
●	for the period ended December 31, 2016, the performance of the Fund was below the Data Provider peer group median for the 3-month period but above the Data Provider peer group median for the 1-year, 3-year, and 5-year periods;
●	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to DGI’ other clients employing a comparable strategy to the DGI Fund was not indicative of any unreasonableness with respect to the advisory fee payable by the DGI Fund;
●	the profit, if any, realized by DGI in connection with the operation of the DGI Fund is not unreasonable to the Fund; and
●	there were no material economies of scale or other incidental benefits accruing to DGI in connection with its relationship with the DGI Fund.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that DGI’s compensation for investment advisory services is consistent with the best interests of the DGI Fund and its shareholders.

Semi-Annual Report | October 31, 2017	33

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.
THE DISCIPLINED GROWTH INVESTORS FUND IS DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

DGI000282 / 1218

EMERALD

MUTUAL FUNDS

DRIVEN BY RESEARCH

Emerald Growth Fund
Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

Emerald Small Cap Value Fund
Class A: ELASX | Class C: ELCSX
Institutional Class: LSRYX | Investor Class: LSRIX

Emerald Insights Fund
Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

Emerald Banking and Finance Fund
Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

SEMI-ANNUAL REPORT

October 31, 2017

Manager Commentary
Emerald Growth Fund	1
Emerald Small Cap Value Fund	6
Emerald Insights Fund	11
Emerald Banking and Finance Fund	15
Disclosure of Fund Expenses	21
Schedule of Investments
Emerald Growth Fund	23
Emerald Small Cap Value Fund	25
Emerald Insights Fund	27
Emerald Banking and Finance Fund	29
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes of Net Assets
Emerald Growth Fund	33
Emerald Small Cap Value Fund	34
Emerald Insights Fund	36
Emerald Banking and Finance Fund	37
Financial Highlights
Emerald Growth Fund	38
Emerald Small Cap Value Fund	42
Emerald Insights Fund	46
Emerald Banking and Finance Fund	50
Notes to Financial Statements	54
Additional Information	62

Emerald Growth Fund	Manager Commentary

October 31, 2017 (Unaudited)

October 31, 2017

Dear Shareholders:

Investment Results:

The performance of the Emerald Growth Fund’s Class A shares (without sales load), for the six months ended October 31, 2017, advanced by 14.25% outperforming the Russell 2000® Growth Index(1) which appreciated by 10.56%.

The market looked through geopolitical tensions, a series of destructive domestic hurricanes, hawkish Federal Reserve commentary, the start of balance sheet normalization and the ongoing legislative stalemate choosing instead to focus on the stability of economic growth and upward trajectory earnings for the support of the market’s advance. Domestically, both the ISM (Institute For Supply Management) manufacturing and non-manufacturing remain expansionary, business confidence and capital spending intentions are improving, unemployment is low, consumer confidence is high, consumer net worth is expanding and inflation has remained subdued. On a more global basis there are similarly encouraging data points that continue to reinforce the theme of synchronous global growth.

Growth stocks have thrived in this environment, as the market has leaned into those companies that are showing the most attractive relative earnings growth. For the trailing six-month period ended October 31, 2017 growth stocks, as measured by the Russell 2000® Growth Index gained 10.56%, meaningfully outpacing their value counterpart, as measured by the Russell 2000® Value Index(2), which gained 5.54%.

Investment Analysis:

On a relative basis, stock selection drove Emerald’s outperformance for the six-month period ended October 31, 2017. At the sector level, the most notable positive contributors to return included performance within the healthcare, financial services and technology sectors. These areas of positive contribution more than offset the relative underperformance within the consumer discretionary and producer durables sectors.

The healthcare sector was the largest source of relative outperformance for the trailing period driven by stock selection within the biotechnology, health care services and pharmaceutical industries. Stock selection was also the key driver of relative outperformance within the financial services sector with the portfolio achieving notable outperformance within the consumer lending industry. Holdings within the technology sector, specifically those holdings within the communications technology, electronics and telecommunications industries, contributed positively to the portfolio’s relative outperformance for the period.

Partially offsetting the strength experienced within the financial services, healthcare and technology sectors was stock selection driven relative underperformance within the producer durables and consumer discretionary sectors.

The producer durables sector was the most significant detractor to return for the trailing period. Stock selection within the air transport, engineering & contracting and industrial machinery industries offset relative outperformance within the aerospace and construction machinery industries. Performance within the consumer discretionary sector also detracted from returns for the reporting period as disappointing stock selection within the specialty retail and consumer services industries offset relative outperformance within the education and leisure industries.

Exiting October, the portfolio held the largest active exposures in the financial services, materials, and utilities sectors. Thoughts on those sectors are highlighted below.

The financial services sector represented the portfolio’s largest relative overweight position exiting October, with a notable overweight to the banking and consumer lending industries. Emerald believes that the bank industry will continue to outpace the broader market given the tailwinds of higher rates and a steepening of the yield curve(3), tax reform and bank merger and acquisition activity. In regards to the yield curve, the benchmark 10-year Treasury yield is projected to rise from the current level of 2.33% to 2.49% by December 2017, according to a Wall Street Journal survey of more than 60 economists. The same group of economists expects the 10-year yield to reach 3% by December 2018. Emerald believes that expectations for higher interest rates and a steepening of the yield curve should provide a positive backdrop for bank stocks to move higher. Additionally the U.S. banking industry continues to amass deposits at a steady clip even as banks collectively forge ahead with branch closures, extending a long-running trend. The Federal Deposit Insurance Corporation’s (FDIC) annual Summary of Deposits, released Oct. 3 and spanning the 12 months that ended June 30, 2017, shows that the industry grew total deposits 5.20% over the latest reporting period. The growth came even as banks shuttered far more branches than they opened. The summary of deposits shows 89,857 U.S. branches at June 30, down from 91,838 a year earlier. This marks a continuation of an uninterrupted trend that dates to the aftermath of the 2008 financial crisis. Emerald also expects merger and acquisition activity will continue at a robust pace. Through Sept. 30, S&P Global Market Intelligence counted 183 deal announcements in the U.S. banking sector with an aggregate disclosed deal value of $22.18 billion

Semi-Annual Report | October 31, 2017	1

Emerald Growth Fund	Manager Commentary

October 31, 2017 (Unaudited)

and a median deal value-to-tangible common equity ratio of 162.17%. The comparable prior-year period saw 178 deal announcements with an aggregate disclosed deal value of $20.98 billion and a median deal value-to-tangible common equity ratio of 127.9%. All of these factors should provide a positive backdrop for the financial services sector.

The portfolio was also overweight the materials sector exiting the month of October. While Emerald continues to be confident regarding the durability of the recovery in the residential and commercial construction markets as has been the case for the better part of the last twelve months, the opportunity set within the materials sector has begun to broaden and now includes companies within the steel and chemicals industries positioned to benefit from a resurgent aerospace cycle and an improvement in the broader industrial end-market.

The portfolio also maintains an overweight position to the utilities sector. Within the utilities sector, Emerald continues to believe that adoption of unified communications among mid-market and enterprise customers is in the very early stages and that the segment will continue to expand, shifting market leadership from traditional telephony equipment providers to a new group of software/network centric companies.

Market Outlook:

Global growth has remained strong and broad based. According to an October 13, 2017 report from Joseph Lupton of JPMorgan “the rebound in global growth is clear, with Gross Domestic Product (GDP) expanding over the year at a pace on par with the strongest in over six years.” Notably, not only is real GDP growth running near a six year high, but global participation in this growth is similarly showing strength. According to the same report, nearly 75% of the 24 countries comprising JPMorgan’s global aggregate achieved above-potential growth in the year through the third quarter of 2017, a seven year high. Domestically growth has accelerated with third quarter preliminary GDP growth of 3.0% and the Atlanta Fed GDPNow forecasting model currently tracking fourth quarter GDP growth to an anticipated 3.3%. The Federal Reserve acknowledged the improving outlook by upgrading their assessment of US economic growth to “solid” for the first time since January 2015. Emerald continues to believe that the strong global economic backdrop will be supportive of further positive revisions in forward earnings growth and market returns as we move through the balance of 2017.

While confidence in the stability of economic growth has underpinned the market’s advance, policy issues ranging in scope from monetary to fiscal to foreign all remain sources of potential risk. Although the market has almost fully factored a December rate hike into expectations, there remains a wider range of expectations for 2018 which could be a source of volatility as the path of rate hikes becomes more visible. Further, while the market currently believes that Federal Reserve Chair Nominee Powell will not deviate meaningfully from the path defined under Chairwoman Yellen, the transition and the recalibration of the committee could add an additional layer of uncertainty to the future path of hikes. Geopolitical risk remains elevated in our view as is domestic political/policy risk, particularly as it relates to the outcome of the recently introduced tax plan.

Top Contributors:	Top Detractors:
LendingTree, Inc.	Spirit Airlines Inc.
Puma Biotechnology Inc.	Tile Shop Holdings Inc.
Chegg, Inc.	MicroStrategy Incorporated
Trex Company Inc.	Alder Biopharmaceuticals Inc.
IPG Photonics Corporation	Hostess Brands, Inc.

Kenneth G. Mertz II, CFA	Stacey L. Sears	Joseph W. Garner
Chief Investment Officer	Portfolio Manager	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

2	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2017 (Unaudited)

The Emerald Growth Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(3)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

Semi-Annual Report | October 31, 2017	3

Emerald Growth Fund	Manager Commentary

October 31, 2017 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*
LendingTree, Inc.	3.15%
Trex Co., Inc.	2.53%
Installed Building Products, Inc.	2.05%
Puma Biotechnology, Inc.	1.98%
Sarepta Therapeutics, Inc.	1.77%
Chegg, Inc.	1.75%
EPAM Systems, Inc.	1.73%
KLX, Inc.	1.52%
Vonage Holdings Corp.	1.52%
QTS Realty Trust, Inc., REIT	1.50%
Top Ten Holdings	19.50%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)
Technology	20.50%
Health Care	19.76%
Financial Services	15.22%
Consumer Discretionary	13.13%
Producer Durables	12.44%
Materials & Processing	12.04%
Utilities	3.82%
Energy	1.01%
Consumer Staples	1.01%
Cash, Cash Equivalents, & Other Net Assets	1.07%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2017)

	1 Year	3 Year	5 Year	10 Year	Since Inception(1)	Expense Gross(2)	Ratio Net(2)
Class A (NAV)	34.52%	12.50%	17.17%	9.11%	11.45%	1.08%	1.08%
Class A (MOP)	28.16%	10.69%	16.04%	8.58%	11.23%	1.08%	1.08%
Russell 2000® Growth Index†	31.00%	10.51%	15.36%	8.16%	8.42%
Class C (NAV)	33.60%	11.77%	16.42%	8.41%	6.37%	1.73%	1.73%
Class C (CDSC)	32.60%	11.77%	16.42%	8.41%	6.37%	1.73%	1.73%
Russell 2000® Growth Index†	31.00%	10.51%	15.36%	8.16%	5.27%
Investor Class	34.42%	12.46%	17.13%	–	12.36%	1.13%	1.13%
Russell 2000®
Growth Index†	31.00%	10.51%	15.36%	–	10.94%
Institutional Class	34.92%	12.85%	17.54%	–	16.13%	0.77%	0.77%
Russell 2000® Growth Index†	31.00%	10.51%	15.36%	–	14.99%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Growth Fund, a series of Forward Funds (as a result of a reorganization of the Forward Growth Fund into the Emerald Growth Fund).

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Dates - Class A: 10/01/1992, Class C: 07/01/2000, Class Institutional: 10/21/2008, Class Investor: 05/01/2011
(2)	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2018 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2018, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
†	The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

4	www.emeraldmutualfunds.com

Emerald Growth Fund	Manager Commentary

October 31, 2017 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | October 31, 2017	5

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2017 (Unaudited)

October 31, 2017

Dear Shareholders:

Investment Results:

The performance of the Emerald Small Cap Value Fund Investor Class (without sales load), for the six months ended October 31, 2017, reflected a gain of 9.59%, outperforming the Russell 2000® Value Index(1) which was up 5.54%.

So far this year small cap value companies lagged other US equity asset classes. While the major indices hit new all-time highs, the Russell 2000® Value Index continued to exhibit lackluster returns year to date, despite impressive performance during the month of September. The continuation of inflows to passive and outflows from active strategies are still headwinds for small cap managers.

In addition, government policies that target domestic growth via deregulation, tax cuts, and infrastructure spending have been slow to materialize, as partisan politics stymied progress on these issues. Unfortunately, this has been another significant headwind to small cap value companies, whose business is mostly conducted domestically.

Investment Analysis:

As noted above, the Emerald Small Cap Value Fund (without sales load) outperformed its benchmark for the 6-month period ended October 31, 2017. At the sector level, relative outperformance was driven by stock selection within the consumer discretionary, financial services, materials & processing sectors, and a relative underweight to the benchmark’s consumer staples sector. Relative underperformance was attributed to the producer durables sector, and a relative underweight to the benchmark’s health care sector.

Negative stock selection in the producer durables sector weighed on relative performance as holdings within the construction industry were impacted by weather, cost over-runs, and delay of awards of large projects.

The Fund’s outperformance in the consumer discretionary sector was due to strong stock selection, as a number of our holdings made great strides in lowering their costs, introducing new products or services, and gaining market share.

In the past few months, the portfolio management team has increased the portfolio’s exposure to Real Estate Investment Trusts (REITs). We find opportunities across the industry, particularly in developers/operators of niche properties serving various end-markets such as retail, energy, healthcare, and technology.

Market Outlook:

So far his year, investors ignored political gridlock, monetary uncertainty, and geopolitical risk, as markets kept trending higher since last year’s presidential election. U.S. economic data continue to be strong, particularly in manufacturing, employment, consumer demand, and business confidence. Buying growth has been a winning strategy throughout 2017, however, we think value can stage a comeback. Despite another failure to repeal and replace Obamacare, the administration is pushing forward with tax reform, hoping to have it done by year end. In anticipation of these bottlenecks that hindered domestic growth policies to be in the rear view mirror, we believe small cap value companies should perform better. With lower corporate taxes, diminished regulations, higher infrastructure spending, and higher interest rates, financial services companies (over 42% of our benchmark) should benefit to a greater extent.

With most domestic indices at or close to their all-time highs, there is always the concern that markets might be over-valued. Jim Furey of Furey Research has addressed this worry in a recent report(2) by looking at various factors (Economic, Policy, Technical, Earnings, Valuation, Sentiment, and Federal Reserve (FED)), concluding that traditional warnings signs of a market top are not present at this point in time. A few observations that support this conclusion are: an accommodative Fed, pockets of deflation (think Amazon), slow but steady economic growth in U.S. and abroad (mainly Europe), stocks cheap vs. bonds, improving corporate earnings, potential for lower taxes, and expectations for additional government spending supporting further economic growth.

However, given the continuous upward move in the stock prices, we believe that the upcoming earnings season will be a make or break situation for many companies, as valuations are highest for the S&P 500 in the past 15 years, and they won't be supported by weak fundamentals.

While we still don’t expect a significant market correction this year, we think that value strategies can do better in the current environment. Valuations of financial services companies are well below their peak as expectations for growth have been moderated. In addition, any benefits from lower taxes, reduced regulation, and infrastructure spending are not currently priced into these stocks.

6	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2017 (Unaudited)

We will continue to seek attractive investment opportunities for our clients by focusing on high-quality companies identified and evaluated by our fundamental research and active portfolio management.

Top Contributors:	Top Detractors:
Zagg Inc	Xperi Corp
Viad Corp	Mammoth Energy Services, Inc.
ILG, Inc.	Jones Energy, Inc.
MDC Partners Inc. Class A	CoreCivic, Inc.
Tower Semiconductor Ltd	GEO Group, Inc.

Sincerely,

Ori Elan	Steven E. Russell, Esq.
Vice President	Vice President
Portfolio Manager	Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Small Cap Value Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	Furey Research, What a Stock Market Top May Look Like, 12 July, 2017.

Semi-Annual Report | October 31, 2017	7

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2017 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

ZAGG, Inc.	3.84%
ILG, Inc.	2.54%
Viad Corp.	2.41%
Builders FirstSource, Inc.	2.22%
Cubic Corp.	2.05%
Gray Television, Inc.	2.04%
Microsemi Corp.	2.04%
Rudolph Technologies, Inc.	2.01%
CyrusOne, Inc., REIT	1.98%
CoreSite Realty Corp., REIT	1.96%
Top Ten Holdings	23.09%

INDUSTRY SECTOR ALLOCATION
(as a % of Net Assets)

Financial Services	45.28%
Technology	14.51%
Consumer Discretionary	13.89%
Materials & Processing	10.25%
Producer Durables	7.00%
Energy	2.79%
Utilities	2.33%
Health Care	1.32%
Cash, Cash Equivalents, & Other Net Assets	2.63%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2017)(1),(2)

				Since	Expense Ratio
	1 Year	3 Years	5 Years	Inception(2)	Gross(3)	Net(3)
Class A (NAV)	32.81%	11.67%	14.40%	13.89%	2.27%	1.36%
Class A (MOP)	26.49%	9.87%	13.29%	12.80%	2.27%	1.36%
Russell 2000® Value Index(4)	24.81%	9.67%	13.58%	13.36%
Class C (NAV)	32.03%	10.92%	13.64%	13.14%	2.71%	2.01%
Class C (CDSC)	31.03%	10.92%	13.64%	13.14%	2.71%	2.01%
Russell 2000® Value Index(4)	24.81%	9.67%	13.58%	13.36%
Investor Class	33.08%	11.85%	14.54%	14.06%	1.84%	1.26%
Russell 2000® Value Index(4)	24.81%	9.67%	13.58%	13.36%
Institutional Class	33.31%	12.04%	14.78%	14.28%	1.57%	1.01%
Russell 2000® Value Index(4)	24.81%	9.67%	13.58%	13.36%

Performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	As of June 26, 2015, the Emerald Small Cap Value Fund was reorganized as a successor to the Elessar Small Cap Value Fund (the Predecessor Fund), a series of Elessar Investment Trust. The performance shown for periods prior to June 26, 2015 reflects the performance of the Predecessor Fund's Institutional Class and Investor Class shares. The Predecessor Fund did not offer Class A or Class C shares. The performance shown for Class A and C shares prior to June 30, 2015 reflect the historical performance of the Predecessor Fund’s Institutional and Investor Shares since inception on October 15, 2012, calculated using the fees and expenses of Class A and C shares, respectively.

(2)	Commencement Dates - Class A: 06/30/2015, Class C: 06/30/2015, Class Institutional: 10/15/2012, Class Investor:10/15/2012

(3)	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2018, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.

8	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2017 (Unaudited)

(4) The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks
Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2017	9

Emerald Small Cap Value Fund	Manager Commentary

October 31, 2017 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

10	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2017 (Unaudited)

October 31, 2017

Dear Shareholder:

Investment Results:

The performance of the Emerald Insights Fund Class A shares (without sales load) for the six months ended October 31, 2017 reflected a return of 9.09%, trailing the Russell MidCap® Growth Index(1) benchmark of 11.14%. Performance for the period was driven by outperformance in healthcare and technology, offset by underperformance in producer durables and financial services.

Investment Analysis:

Economic indicators continued to point to moderate economic expansion, with the civilian unemployment rate reaching a new cycle low in September and consumer confidence and ISM (Institute for Supply Management) manufacturing data maintaining their robust trend. Many other indicators also remained in stock-friendly territory; the US Treasury yield curve(2) remains reasonably steep, calendar Q3 2017 estimated earnings growth, while down from initial estimates, remains healthy, high yield corporate spreads remained narrow and inflation remained low and stable. In short, it was no surprise to see the Russell MidCap® Growth Index up strongly over the period. We believe that the market, however, continued to bifurcate, with investors willing to pay increasingly elevated multiples for core growth names perceived to have modest earnings variability regardless of the company’s growth rate.

The Insights portfolio was positioned for a continuation of the moderate economic growth seen in the prior period, with a mixture of holdings in high growth, high valuation names, countered by holdings in growth names that could be defined as inexpensive by most metrics. While the fundamental performance of the majority of our names was largely as expected, with only a handful of names missing quarterly results, the misses resulted in outsized moves to the downside. Companies that exceeded expectations did not see stock moves to the upside as much as the misses skewed performance to the downside.

Market Outlook:

The economic indicators described above lead us to continued optimism regarding the direction of the equity markets. This is not to say we have our eyes closed towards the potential for a short-term market pull back, the risks of extended valuations and a very uncertain political environment. We believe that valuations are not cheap, but they are also not too far stretched given the level of interest rates and inflation. The bigger issue could be some unforeseen geopolitical event stemming from an action or reaction by or from a volatile White House or an unfriendly government. The situations with North Korea and Iran have the ability to crimp global growth or worse should the Administration fail to achieve a diplomatic solution.

As a fundamental manager, we think earnings growth drives stock prices; and we believe earnings growth should remain moderately positive as we end 2017 and move into 2018. The portfolio continues to trade at a valuation discount to the Russell Mid Cap Growth index on virtually all traditional metrics such as Price/Earnings(3), Price/Cashflow(4), and Price/Book(5) and at the same time have an estimated 3-5 year earnings per share growth rate significantly higher than the benchmark at 16.68% vs. 14.82% for our index (as of 9/30/17). The valuation/growth disparity vs. the benchmark gives us reason to be optimistic that over time our portfolio should outperform. If markets react rationally and we do our job to identify high growth companies with exemplary management teams, competitive advantages and differentiated growth drivers, with think our portfolio will be amply rewarded over time. Emerald has now been managing equities for 25 years and our research process has withstood the test of time. We look forward to the next 25 years.

Top 5 Contributors:	Top 5 Detractors:
Alnylam Pharmaceuticals, Inc	Dycom Industries, Inc.
IPG Photonics Corporation	Acadia Healthcare Company, Inc.
NVIDIA Corporation	Foot Locker, Inc.
Puma Biotechnology, Inc.	Spirit Airlines, Inc.
Catalent Inc	Kroger Co.

David A. Volpe, CFA	Stephen L. Amsterdam	Joseph Hovorka
Deputy Chief Investment Officer	Associate Portfolio Manager	Associate Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Semi-Annual Report | October 31, 2017	11

Emerald Insights Fund	Manager Commentary

October 31, 2017 (Unaudited)

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Insights Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	A yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates, and it is also used to predict changes in economic output and growth.

(3)	The price-earnings ratio (P/E ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings.

(4)	The price-to-cash-flow ratio is the ratio of a stock's price to its cash flow per share. The price-to-cash-flow ratio is an indicator of a stock's valuation. The ratio takes into consideration a stock's operating cash flow, which adds non-cash earnings such as depreciation and amortization to net income.

(5)	Price-to-book value (P/B) is the ratio of market price of a company's shares (share price) over its book value of equity. This number is defined as the difference between the book value of assets and the book value of liabilities.

12	www.emeraldmutualfunds.com

Emerald Insights Fund	Manager Commentary

October 31, 2017 (Unaudited)

TOP TEN HOLDINGS
(as a % of Net Assets)*

MGM Resorts International	2.23%
Diamondback Energy, Inc.	2.15%
Eagle Materials, Inc.	2.01%
Broadcom, Ltd.	1.99%
SBA Communications Corp., REIT	1.95%
Catalent, Inc.	1.93%
ServiceNow, Inc.	1.91%
Affiliated Managers Group, Inc.	1.79%
Royal Caribbean Cruises, Ltd.	1.76%
Berry Global Group, Inc.	1.70%
Top Ten Holdings	19.42%

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)

Technology	24.69%
Consumer Discretionary	18.56%
Health Care	14.66%
Producer Durables	13.58%
Materials & Processing	10.43%
Financial Services	10.39%
Energy	4.37%
Consumer Staples	2.80%
Cash, Cash Equivalents, & Other Net Assets	0.52%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

ANNUALIZED TOTAL RETURN (for the period ended October 31, 2017)

			Since	Expense Ratio
	1 Year	3 Year	Inception(1)	Gross(2)	Net(2)
Class A (NAV)	23.60%	6.58%	6.74%	2.10%	1.35%
Class A (MOP)	17.71%	4.86%	5.15%	2.10%	1.35%
Russell MidCap® Growth Index†	26.25%	9.98%	10.93%
Class C (NAV)	22.76%	5.84%	5.99%	2.76%	2.00%
Class C (CDSC)	21.76%	5.84%	5.99%	2.76%	2.00%
Russell MidCap® Growth Index†	26.25%	9.98%	10.93%
Investor Class	23.45%	6.50%	6.63%	2.16%	1.40%
Russell MidCap® Growth Index†	26.25%	9.98%	10.93%
Institutional Class	23.96%	6.89%	7.03%	1.80%	1.05%
Russell MidCap® Growth Index†	26.25%	9.98%	10.93%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Date - August 1, 2014.

(2)	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2018 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.35%, 2.00%, 1.05% and 1.40% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2018, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.

†	The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

Important Risks

Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2017	13

Emerald Insights Fund	Manager Commentary

October 31, 2017 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

14	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

October 31, 2017

Dear Shareholder:

Investment Results:

The Emerald Bank & Finance Fund Class A shares (without sales load) outperformed the Russell 2000® Index(1) for the six months ended October 31, 2017, returning 9.03% vs. 8.01% for the Index. During the six months ended October 31, 2017, the Russell 2000® Financial Services Index(2) returned 5.95%; the SNL Small Cap U.S. Bank & Thrift Index(3) gained 4.39% versus a 9.10% gain delivered by the Standard & Poor’s 500 Index(4) and a gain of 5.54% for the Russell 2000® Value Index(5).

Since President Donald Trump’s election, bank investors have predicted that pro-business policies would lead to an increase in loan growth for the industry, thus leading to increased earnings growth for the bank sector. Instead, the growth of loans to companies has dropped precipitously from 8.1% last November to 2.1%, according to Federal Reserve data. Granted the data is heavily influenced by the money center and regional banks, we have witnessed a lower loan growth rate at the community bank level though not as drastic. Among banks with at least $50 billion in assets, the median year-over-year increase in total net loans and leases was just 1.3% in the third quarter, down from 2.7% in the second quarter and 7.3% a year ago. Smaller banks reported significantly higher loan growth; the median growth rate was 10.3% for banks with $1 billion to $9.99 billion of assets, according to SNL’s Data Dispatch dated October 30, 2017. The analysis only included banks with data available as of Oct. 27, so large banks U.S. Bancorp and Citigroup Inc. were excluded. Both reported soft loan growth for the quarter. Lenders attributed the slowdown to uncertainty around tax reform, an unexpected spike in payoffs and intense competition driving higher pricing and riskier structures. We believe that a lack of clarity on tax policy, health care and infrastructure spending has forced corporate borrowers into a wait-and-see mode, wary about expanding until they know what to expect.

The slowdown in commercial loan growth may just be the market’s way of reverting to the mean. Growth in commercial loans ran far above gross domestic product growth in the years following the financial crisis. Historically, bank investors have stated that such a streak has been difficult to maintain for any prolonged period. The degree to which bank investors need to rethink that premise may affect whether bank stocks continue to outperform.

Lending profits at community banks are largely dependent on the dynamic between loan growth and interest rates. While recent increases in short term interest rates have made floating rate commercial loans more lucrative, the benefit has been limited by increased deposit costs. According to a November 9, 2017 SNL Data Dispatch article, in the third-quarter, most community banks have reported improved net interest margins. Among publicly traded banks on major exchanges with less than $10 billion in assets and that had reported earnings up to Nov. 3, the median net interest margin was 3.62% in the third quarter, up 10 basis points(6) from the year-ago quarter.

Based on our recent visits with community bankers, we do not see any significant slowdown in commercial lending at the community banks. Combine our observations with the facts that the U.S. economy appears to have strengthened, unemployment remains low, the broader stock market has reached records and metrics of small business confidence are up, leads us to remain confident that the path forward for community bank stocks look promising.

We continue to have an overweight in assets-sensitive banks, which is the result of being invested in banks that focus on commercial lending. Our position in these banks are not a play on trying to time interest rate increases, but instead our preference for banks that have more of a commercial loan focus as they tend to be more growth oriented.

Investment Analysis:

So let’s look to the data of the most recent quarter to take account of the health of community banks. We previously discussed the improved net interest margins for banks with less than $10 billion in assets in the third quarter, but the good news does not stop there. According to SNL Data Dispatch, the median return on average assets and efficiency ratio also improved year over year to 0.97% and 61.54%, from 0.90% and 63.42%, respectively, a year earlier.

More specifically, community banks with $1 billion to $5 billion in assets reported the highest median net interest margin at 3.65%, compared to 3.56% for the third quarter of 2016. The largest community banks, those with $5 billion to $10 billion in assets, reported a median net interest margin of 3.60%, up 9 basis points from the year-ago quarter. The group posted the highest median return on average assets at 1.10% and the lowest median efficiency ratio at 56.17%. The smallest community banks, those with less than $1 billion in assets, reported the lowest median net interest margin at 3.55%. However, this represents a 5-basis-point increase year over year. The group also posted the lowest median return on average assets at 0.78% and the highest median efficiency ratio at 69.79%.

Semi-Annual Report | October 31, 2017	15

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

While overall deposit expenses remained low for U.S. banks and thrifts relative to historic norms, the cost of savings and interest-bearing transaction accounts rose noticeably in the third quarter, an analysis by S&P Global Market Intelligence shows.

Following a Federal Reserve interest rate increase late in 2016 and two more hikes in the first half of this year, banks have started to experience upward pressure on funding costs, with some clients looking for higher rates on their deposits after the Fed moves.

The banking industry's total cost of funds was 0.54% in the third quarter, up from 0.47% the previous quarter and up from 0.39% a year earlier. Cost of funds is defined as total interest expense as a percent of the sum of average interest bearing liabilities and average noninterest bearing deposits.

The analysis of regulatory data also found that the industrywide cost of interest-bearing transaction accounts, including demand deposit accounts, rose to 67 basis points in the third quarter from 51 basis points the previous quarter and from 28 basis points a year earlier. The cost for these accounts was just 19 basis points in the first quarter of 2014. Further, the analysis shows that the cost of savings accounts, including money market demand accounts, rose to 25 basis points in the third quarter from 20 basis points the previous quarter and from 15 basis points a year earlier. In the first quarter of 2014, the cost of savings accounts was 14 basis points.

Recently a bipartisan group of senators announced a bill aimed to reduce regulatory oversight on banks which includes a number of provisions for regulatory relief including raising the Significantly Important Financial Institution (SIFI) buffer from $50b to $250b that could lead to larger M&A and simplifying capital rules for banks under $10b that would allow banks to avoid more complex risk-based capital requirements. We believe bank reform was a key catalyst that a lot of bank investors were looking for post the election so this should come as a relief. Until any regulatory relief is passed, we continue to see increased Merger & Acquisitions (M&A) activity amongst banks. According to SNL Data Dispatch, through the first 10 months of 2017, 206 deals have been announced in the U.S. banking sector for an aggregate disclosed deal value of $23.20 billion. By comparison, last year there were 202 deals announced through October worth an aggregate $23.3 billion. The median deal value-to-tangible common equity ratio has climbed significantly this year to 163.6%, compared to 128.7% over the same period in 2016.

Market Outlook:

We believe that interest rates drove bank stock returns over the last six months and we believe they are likely to be the dominant force for shares through the end of the year, despite investor optimism around a tax code overhaul. Bank stocks have outperformed the market since the election in November 2016 but have struggled at times this year to maintain their momentum.

In late August and early September, for example, bank stocks tumbled. The decline mirrored a drop in the yield of the 10-year Treasury, which fell to 2.04% from 2.39% in July, amid several natural disasters here in the U.S. and rising geopolitical tensions. However, as the hurricane damage proved to be less than the dire expectations, the 10-year yield reversed course and climbed to 2.33% in short order and bank stocks rose along with the yield. Moving forward in 2017, we believe that investors will continue to price in a greater chance of a Federal Reserve interest rate increase in December. We believe this will lead to a classic reflation trade. When investors bet on a stronger economy, they expect interest rates and bond yields to rise, which will improve the profitability of banks and the performance of their stocks.

We believe the Trump administration’s unveiling of a tax-overhaul plan recently will provide a tailwind to the bank stocks as the bank sector depends on economic growth, and to the extent we get tax reform that flows through to better growth, that will support the stocks. Immediately, a great deal of the community banks will see their earnings improve as a result of a lower tax rate as the community banks tend to be some of the highest taxed corporate entities. We believe that the banks will be influenced differently by the tax cut based on size, with the largest beneficiaries being the smaller community banks. We believe that generally for a full-tax-paying bank, a reduction in the corporate tax rates to 25% or 20% would add a median 12% and 18% to our 2018 earnings per share estimates, respectively, and potentially a path to further upside support in the shares, all else equal. Thus, we believe an official change in corporate tax rates would make community banks seemingly less expensive and more profitable with a return-on-equity at or possibly above long-term averages.

Our focus remains on seeking companies capable of producing above average organic growth, relatively stable net interest margins, and improving earnings power aided by lower efficiency ratios, with potential for accretive mergers & acquisitions activity, as we deploy Emerald’s 10-Step research process - including important steps such as meeting with management, interviewing customers, competitors, suppliers and distributors - to seek out companies in this market environment that is poised for the potential of higher short-term interest rates.

16	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

Top Five Contributors:	Top Five Detractors:
LendingTree, Inc.	TriState Capital Holdings, Inc.
SVB Financial Group	Customers Bancorp, Inc.
First Internet Bancorp	Gold Coast Bancorp, Inc.
First Foundation, Inc.	Franklin Financial Network, Inc.
Western Alliance Bancorporation	Home BancShares, Inc.

Kenneth G. Mertz II, CFA	Steven E. Russell, Esq.
Chief Investment Officer	Portfolio Manager
Portfolio Manager

Emerald Mutual Fund Advisers Trust

Past performance does not guarantee future results. Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please visit www.emeraldmutualfunds.com to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Emerald Mutual Fund Advisers Trust and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Emerald Mutual Fund Advisers Trust nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Emerald Banking and Finance Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly into the Index.

(2)	The Russell 2000® Financial Services Index - is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(3)	SNL Small Cap U.S. Bank & Thrift Index: Includes all publicly traded Banks and Thrifts in SNL's coverage universe with $250M to $1B Total Common Market Capitalization as of most recent pricing data. Source: SNL Financial, data as of April 30, 2017.

(4)	The Standard & Poor’s 500® Index is an unmanaged index of 500 common stocks chosen for the market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index

(5)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into the Index.

(6)	Basis point (BPS) refer to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001), and is used to denote the percentage change in a financial instrument.

Semi-Annual Report | October 31, 2017	17

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

TOP TEN HOLDINGS (as a % of Net Assets)*

LendingTree, Inc.	3.54%
Meta Financial Group, Inc.	2.23%
Eagle Bancorp, Inc.	2.23%
First Foundation, Inc.	2.13%
ServisFirst Bancshares, Inc.	2.09%
Western Alliance Bancorp	2.08%
Pacific Premier Bancorp, Inc.	2.04%
Ameris Bancorp	1.97%
CenterState Banks, Inc.	1.96%
National Commerce Corp.	1.94%
Top Ten Holdings	22.21%

INDUSTRY SECTOR ALLOCATION (as a % of Net Assets)

Banks: Diversified	79.75%
Banks: Savings Thrift & Mortgage Lending	7.88%
Consumer Lending	3.54%
Real Estate Investment Trusts (REITs)	1.96%
Insurance: Property-Casualty	1.55%
Commercial Banks	1.07%
Diversified Financial Services	1.06%
Computer Services Software & Systems	0.55%
Insurance: Multi Line	0.42%
Financial Data & Services	0.28%
Cash, Cash Equivalents, & Other Net Assets	1.94%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.
ANNUALIZED TOTAL RETURN (for the period ended October 31, 2017)

					Since	Expense Ratio
	1 Year	3 Year	5 Year	10 Year	Inception(1)	Gross(2)	Net(2)
Class A (NAV)	40.15%	18.31%	20.09%	7.88%	9.75%	1.43%	1.43%
Class A (MOP)	33.51%	16.41%	18.92%	7.36%	9.49%	1.43%	1.43%
Russell 2000® Index†	27.85%	10.12%	14.49%	7.63%	8.43%
Russell 2000® Financial Services TR Index††	25.54%	12.32%	15.36%	6.87%	9.01%
Class C (NAV)	39.26%	17.56%	19.32%	7.19%	10.04%	2.08%	2.08%
Class C (CDSC)	38.26%	17.56%	19.32%	7.19%	10.04%	2.08%	2.08%
Russell 2000® Index†	27.85%	10.12%	14.49%	7.63%	7.78%
Russell 2000® Financial Services TR Index††	25.54%	12.32%	15.36%	6.87%	10.07%
Investor Class	40.23%	18.32%	20.10%	–	15.12%	1.48%	1.48%
Russell 2000® Index†	27.85%	10.12%	14.49%	–	12.48%
Russell 2000® Financial Services TR Index††	25.54%	12.32%	15.36%	–	13.11%
Institutional Class	40.63%	18.70%	20.48%	–	19.67%	1.14%	1.14%
Russell 2000® Index†	27.85%	10.12%	14.49%	–	12.51%
Russell 2000® Financial Services TR Index††	25.54%	12.32%	15.36%	–	14.63%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.emeraldmutualfunds.com.

Performance shown for periods prior to March 16, 2012, reflects the performance of the Forward Banking & Finance Fund, a series of Forward Funds (as a result of a reorganization of the Forward Banking & Finance Fund into the Emerald Banking & Finance Fund).

Returns for periods less than 1 year are cumulative.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Maximum Offering Price (MOP) for Class A shares includes the Fund's maximum sales charge of 4.75%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

A Contingent Deferred Sales Charge (CDSC) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

(1)	Inception Dates - Class A: 02/18/1997, Class C: 07/01/2000, Class Institutional: 03/19/2012, Class Investor: 03/16/2010

(2)	Emerald Mutual Fund Advisers Trust ("Emerald" or the "Adviser") has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2018 in amounts necessary to limit the Fund's operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund's average daily net assets) of 1.84%, 2.49%, 1.54% and 1.89% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent

18	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expense were incurred. The Adviser may not discontinue this waiver prior to August 31, 2018, without the approval by the Fund's Board of Trustees. Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.

†	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly into an index.

††	The Russell 2000® Financial Services TR Index is comprised of the smallest financial services companies in the Russell 3000 Index. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Important Risks

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Investing in smaller companies generally will present greater investment risks, including: greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

Semi-Annual Report | October 31, 2017	19

Emerald Banking and Finance Fund	Manager Commentary

October 31, 2017 (Unaudited)

GROWTH OF $10,000 INVESTMENT IN THE FUND (for the period ended October 31, 2017)

Comparison of change in value of a $10,000 investment (includes applicable sales loads)

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

20	www.emeraldmutualfunds.com

Emerald Funds	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period May 1, 2017 through October 31, 2017.

Actual Expenses

The first line for each share class of the Fund in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expense Paid During Period 5/01/17 - 10/31/17(b)
Emerald Growth Fund
Class A
Actual	$1,000.00	$1,142.50	1.04%	$5.62
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	1.04%	$5.30
Class C
Actual	$1,000.00	$1,138.70	1.69%	$9.11
Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	1.69%	$8.59
Institutional Class
Actual	$1,000.00	$1,144.10	0.74%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.74%	$3.77
Investor Class
Actual	$1,000.00	$1,142.10	1.09%	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	1.09%	$5.55

Emerald Small Cap Value Fund
Class A
Actual	$1,000.00	$1,094.70	1.35%	$7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Class C
Actual	$1,000.00	$1,090.70	2.00%	$10.54
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Institutional Class
Actual	$1,000.00	$1,096.60	1.00%	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	1.00%	$5.09
Investor Class
Actual	$1,000.00	$1,095.90	1.25%	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$6.36

Semi-Annual Report | October 31, 2017	21

Emerald Funds	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expense Paid During Period 5/01/17 - 10/31/17(b)
Emerald Insights Fund
Class A
Actual	$1,000.00	$1,090.90	1.35%	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Class C
Actual	$1,000.00	$1,087.30	2.00%	$10.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Institutional Class
Actual	$1,000.00	$1,092.90	1.05%	$5.54
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	1.05%	$5.35
Investor Class
Actual	$1,000.00	$1,091.20	1.40%	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12

Emerald Banking and Finance Fund
Class A
Actual	$1,000.00	$1,090.60	1.40%	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.40%	$7.12
Class C
Actual	$1,000.00	$1,087.20	2.05%	$10.78
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	2.05%	$10.41
Institutional Class
Actual	$1,000.00	$1,092.40	1.10%	$5.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Investor Class
Actual	$1,000.00	$1,090.60	1.45%	$7.64
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	1.45%	$7.38

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

22	www.emeraldmutualfunds.com

Emerald Growth Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.93%
Consumer Discretionary: 13.13%
82,312	Burlington Stores, Inc.(a)	$7,728,274
1,283,779	Chegg, Inc.(a)	19,911,412
17,073	Churchill Downs, Inc.	3,560,574
170,299	Chuy’s Holdings, Inc.(a)	3,831,728
58,972	Dave & Buster’s Entertainment, Inc.(a)	2,842,450
272,512	Five Below, Inc.(a)	15,056,288
167,352	HealthStream, Inc.(a)	4,093,430
58,044	Jack in the Box, Inc.	6,008,134
286,649	Leaf Group, Ltd.(a)	2,020,876
228,100	Lindblad Expeditions Holdings, Inc.(a)	2,445,232
249,690	Marcus Corp.	6,779,084
65,364	Matthews International Corp., Class A	4,108,127
216,696	Meritage Homes Corp.(a)	10,553,095
311,292	Nutrisystem, Inc.	15,549,035
239,632	Ollie’s Bargain Outlet Holdings, Inc.(a)	10,699,569
141,833	Penn National Gaming, Inc.(a)	3,700,423
328,673	Planet Fitness, Inc., Class A	8,755,849
91,851	Red Robin Gourmet Burgers, Inc.(a)	6,282,608
642,736	Sequential Brands Group, Inc.(a)	1,671,114
235,674	Steven Madden, Ltd.(a)	9,191,286
362,375	Tilly’s, Inc., Class A	4,315,886
		149,104,474

Consumer Staples: 1.01%
383,978	Freshpet, Inc.(a)	5,970,858
471,773	Hostess Brands, Inc.(a)	5,439,543
		11,410,401

Energy: 1.01%
537,863	Callon Petroleum Co.(a)	5,964,901
268,600	Enphase Energy, Inc.(a)	410,958
99,650	PDC Energy, Inc.(a)	5,075,174
		11,451,033

Financial Services: 15.22%
267,721	Bank of the Ozarks, Inc.	12,481,153
547,246	BofI Holding, Inc.(a)	14,720,917
499,417	CareTrust REIT, Inc.	9,438,981
25,000	CNB Financial Corp.	718,750
146,088	Customers Bancorp, Inc.(a)	3,994,046
300,082	FCB Financial Holdings, Inc., Class A(a)	14,013,829
122,502	First Choice Bank	2,940,048
107,642	Health Insurance Innovations, Inc., Class A(a)	2,314,303
148,203	Howard Bancorp, Inc.(a)	3,097,443
133,495	LendingTree, Inc.(a)	35,783,335
187,963	Live Oak Bancshares, Inc.	4,454,723
207,690	Merchants Bancorp(a)	3,563,960
Shares		Value (Note 2)
Financial Services (continued)
214,690	Moelis & Co., Class A	$9,177,998
295,654	Monmouth Real Estate Investment Corp., REIT	5,037,944
209,926	National Commerce Corp.(a)	8,554,485
312,761	Opus Bank(a)	8,100,510
350,628	Pacific Premier Bancorp, Inc.(a)	14,165,371
294,128	QTS Realty Trust, Inc., REIT, Class A	17,015,305
57,787	Walker & Dunlop, Inc.(a)	3,171,928
		172,745,029

Health Care: 19.76%
313,474	Adamas Pharmaceuticals, Inc.(a)	7,730,269
230,744	Aimmune Therapeutics, Inc.(a)	6,707,728
839,265	Alder Biopharmaceuticals, Inc.(a)	9,441,731
289,714	AtriCure, Inc.(a)	6,211,468
170,245	Biohaven Pharmaceutical Holding Co., Ltd.(a)	5,117,565
52,042	Bluebird Bio, Inc.(a)	7,239,042
490,000	Bovie Medical Corp.(a)	1,911,000
250,000	CareDx, Inc.(a)	1,462,500
325,867	Catalent, Inc.(a)	13,878,676
153,583	Clovis Oncology, Inc.(a)	11,575,551
179,844	Deciphera Pharmaceuticals, Inc.(a)	3,451,206
68,276	Exact Sciences Corp.(a)	3,754,497
337,573	G1 Therapeutics, Inc.(a)	7,976,850
660,626	Ignyta, Inc.(a)	10,173,640
415,004	Insmed, Inc.(a)	11,209,258
39,300	Intercept Pharmaceuticals, Inc.(a)	2,422,059
545,268	K2M Group Holdings, Inc.(a)	10,736,327
93,971	Merit Medical Systems, Inc.(a)	3,575,597
125,970	NantHealth, Inc.(a)	459,790
655,005	NeoGenomics, Inc.(a)	5,678,893
63,171	Obalon Therapeutics, Inc.(a)	532,532
218,686	Portola Pharmaceuticals, Inc.(a)	10,805,275
176,686	Puma Biotechnology, Inc.(a)	22,492,128
258,153	Reata Pharmaceuticals, Inc., Class A(a)	7,816,873
36,775	Sage Therapeutics, Inc.(a)	2,327,122
407,493	Sarepta Therapeutics, Inc.(a)	20,093,480
386,939	Savara, Inc.(a)	3,602,402
307,868	Supernus Pharmaceuticals, Inc.(a)	12,807,309
129,090	Tabula Rasa HealthCare, Inc.(a)	3,728,119
285,399	Teladoc, Inc.(a)	9,432,437
		224,351,324

Materials & Processing: 12.04%
114,409	Allegheny Technologies, Inc.(a)	2,880,819
304,808	Apogee Enterprises, Inc.	14,548,486
234,508	Carpenter Technology Corp.	11,676,153
917,830	Cliffs Natural Resources, Inc.(a)	5,470,267
381,350	GMS, Inc.(a)	12,984,968
70,919	Innospec, Inc.	4,386,340
334,423	Installed Building Products, Inc.(a)	23,309,283

Semi-Annual Report | October 31, 2017	23

Emerald Growth Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
Materials & Processing (continued)
186,065	KapStone Paper and Packaging Corp.	$4,179,020
79,242	Masonite International Corp.(a)	5,317,138
512,140	PQ Group Holdings, Inc.(a)	8,399,096
81,058	TimkenSteel Corp.(a)	1,134,812
261,934	Trex Co., Inc.(a)	28,668,676
175,344	US Concrete, Inc.(a)	13,711,901
		136,666,959

Producer Durables: 12.44%
209,773	Air Transport Services Group, Inc.(a)	5,076,507
85,823	Atlas Air Worldwide Holdings, Inc.(a)	5,265,241
47,752	Blue Bird Corp.(a)	986,079
494,635	Daseke, Inc.(a)	6,840,802
126,019	Dycom Industries, Inc.(a)	11,068,249
211,804	H&E Equipment Services, Inc.	6,976,824
386,824	Kennametal, Inc.	16,884,868
315,506	KLX, Inc.(a)	17,308,659
1,113,506	Kratos Defense & Security Solutions, Inc.(a)	13,406,612
545,735	Manitowoc Co., Inc.(a)	5,195,397
42,418	NV5 Global, Inc.(a)	2,464,486
67,380	OSI Systems, Inc.(a)	5,955,044
261,977	Primoris Services Corp.	7,406,090
264,370	REV Group, Inc.	6,820,746
101,381	Tennant Co.	7,030,772
211,574	Tetra Tech, Inc.	10,420,019
427,612	Tutor Perini Corp.(a)	12,058,658
		141,165,053

Technology: 20.50%
230,141	Alarm.com Holdings, Inc.(a)	10,742,982
422,230	Box, Inc., Class A(a)	9,267,948
170,802	Cavium, Inc.(a)	11,783,630
256,359	ChannelAdvisor Corp.(a)	2,884,039
385,245	Ciena Corp.(a)	8,194,161
35,720	Cirrus Logic, Inc.(a)	2,000,320
167,922	Cloudera, Inc.(a)	2,540,660
215,379	EPAM Systems, Inc.(a)	19,631,796
99,090	ForeScout Technologies, Inc.(a)	2,561,477
48,300	GrubHub, Inc.(a)	2,947,266
446,638	GTT Communications, Inc.(a)	16,279,955
116,649	Guidewire Software, Inc.(a)	9,329,587
58,360	II-VI, Inc.(a)	2,637,872
166,930	Imperva, Inc.(a)	7,127,911
140,965	Inphi Corp.(a)	5,776,746
1,154,951	Internap Corp.(a)	5,370,522
75,635	IPG Photonics Corp.(a)	16,103,448
156,863	Lumentum Holdings, Inc.(a)	9,905,898
317,635	Mercury Systems, Inc.(a)	16,031,038
175,676	Microsemi Corp.(a)	9,375,828
311,360	Model N, Inc.(a)	4,530,288
15,000	MongoDB, Inc.(a)	457,200
Shares		Value (Note 2)
Technology (continued)
57,834	Monolithic Power Systems, Inc.	$7,036,663
336,494	Oclaro, Inc.(a)	2,782,805
160,820	Proofpoint, Inc.(a)	14,861,376
116,046	Q2 Holdings, Inc.(a)	4,937,757
101,080	Quantenna Communications, Inc.(a)	1,565,729
221,026	Reis, Inc.	4,033,725
75,000	Switch, Inc., Class A(a)	1,434,750
32,861	Take-Two Interactive Software, Inc.(a)	3,636,070
180,863	USA Technologies, Inc.(a)	1,148,480
335,471	Varonis Systems, Inc.(a)	14,626,536
100,000	Yext, Inc.(a)	1,148,000
		232,692,463

Utilities: 3.82%
804,831	8x8, Inc.(a)	10,744,494
229,458	Cogent Communications Holdings, Inc.	12,367,786
79,758	Shenandoah Telecommunications Co.	3,030,804
2,124,695	Vonage Holdings Corp.(a)	17,273,770
		43,416,854

	Total Common Stocks
	(Cost $799,067,606)	1,123,003,590

SHORT TERM INVESTMENTS: 1.76%
20,018,391	Dreyfus Government Cash Management Fund - Institutional Class 0.937% (7-Day Yield)	20,018,391

	Total Short Term Investments
	(Cost $20,018,391)	20,018,391

Total Investments: 100.69%
(Cost $819,085,997)		1,143,021,981

Liabilities In Excess Of Other Assets: (0.69)%		(7,849,135)
Net Assets: 100.00%		$1,135,172,846

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

24	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.36%
Consumer Discretionary: 13.89%
11,127	Gray Television, Inc.(a)	$173,247
7,261	ILG, Inc.	215,434
13,711	MDC Partners, Inc., Class A(a)	157,677
2,165	Penske Automotive Group, Inc.	100,932
3,527	Viad Corp.	204,742
20,838	ZAGG, Inc.(a)	326,115
		1,178,147

Energy: 2.79%
6,651	Kosmos Energy, Ltd.(a)	51,080
1,730	PDC Energy, Inc.(a)	88,109
10,195	SRC Energy, Inc.(a)	97,260
		236,449

Financial Services: 45.28%
2,554	Bankwell Financial Group, Inc.	93,476
5,030	Clifton Bancorp, Inc.	85,661
3,400	CNB Financial Corp.	97,750
4,176	Community Healthcare Trust, Inc., REIT	114,548
1,697	CorEnergy Infrastructure Trust, Inc., REIT	61,228
1,501	CoreSite Realty Corp., REIT	166,236
2,736	CyrusOne, Inc., REIT	167,963
2,255	eHealth, Inc.(a)	57,232
2,071	Employers Holdings, Inc.	98,787
3,290	Entegra Financial Corp.(a)	89,653
3,897	ESSA Bancorp, Inc.	63,014
9,904	Everi Holdings, Inc.(a)	82,104
2,898	First Financial Bancorp	79,115
941	First Merchants Corp.	40,463
800	First Savings Financial Group, Inc.	44,128
3,269	Four Corners Property Trust, Inc., REIT	80,679
3,168	Franklin Financial Network, Inc.(a)	108,661
1,892	FS Bancorp, Inc.	102,698
1,468	Getty Realty Corp., REIT	41,706
1,956	Great Western Bancorp, Inc.	79,394
2,190	HomeStreet, Inc.(a)	63,620
3,654	InfraREIT, Inc., REIT	81,850
3,670	Investar Holding Corp.	85,144
2,311	JBG SMITH Properties, REIT(a)	72,126
3,638	Live Oak Bancshares, Inc.	86,221
1,330	Meta Financial Group, Inc.	116,042
1,825	Moelis & Co., Class A	78,019
5,122	Monmouth Real Estate Investment Corp.	87,279
3,107	Northeast Bancorp	80,005
1,420	Northrim BanCorp, Inc.	46,150
2,893	OceanFirst Financial Corp.	80,281
2,324	PCSB Financial Corp.(a)	43,505
3,656	Pennsylvania Real Estate Investment Trust, REIT	35,536
4,545	PennyMac Financial Services, Inc., Class A(a)	86,355
2,924	People's Utah Bancorp	90,936
Shares		Value (Note 2)
Financial Services (continued)
4,638	Plymouth Industrial REIT, Inc., REIT	$83,948
1,457	Preferred Bank	89,941
1,220	QTS Realty Trust, Inc., REIT, Class A	70,577
3,600	Rexford Industrial Realty, Inc., REIT	106,884
2,142	Standard AVB Financial Corp.	63,725
3,010	State Bank Financial Corp.	87,019
3,519	STORE Capital Corp., REIT	86,884
3,650	Summit Financial Group, Inc.	99,280
1,740	Timberland Bancorp, Inc.	52,739
2,172	TriCo Bancshares	89,964
1,501	Urban Edge Properties, REIT	35,213
8,410	Western New England Bancorp, Inc.	88,726
		3,842,465

Health Care: 1.32%
7,201	Invacare Corp.	111,616

Materials & Processing: 10.25%
1,824	Apogee Enterprises, Inc.	87,060
10,464	Builders FirstSource, Inc.(a)	188,561
3,131	Kirkland Lake Gold, Ltd.	36,852
2,899	Koppers Holdings, Inc.(a)	140,746
4,415	Mercer International, Inc.	64,901
3,249	PolyOne Corp.	149,681
825	Universal Forest Products, Inc.	93,143
1,386	US Concrete, Inc.(a)	108,385
		869,329

Producer Durables: 7.00%
3,486	Blue Bird Corp.(a)	71,986
3,195	Cubic Corp.	174,287
1,117	Dycom Industries, Inc.(a)	98,106
2,560	ICF International, Inc.(a)	137,472
3,968	Tutor Perini Corp.(a)	111,898
		593,749

Technology: 14.50%
4,984	ARRIS International PLC(a)	142,044
3,242	Microsemi Corp.(a)	173,025
17,745	Mitel Networks Corp.(a)	152,430
7,197	Perficient, Inc.(a)	139,982
12,925	Photronics, Inc.(a)	125,373
5,000	Presidio, Inc.(a)	74,000
6,151	Rudolph Technologies, Inc.(a)	170,689
3,732	Tower Semiconductor, Ltd.(a)	123,380
5,674	Xperi Corp.	130,502
		1,231,425

Utilities: 2.33%
1,510	Pattern Energy Group, Inc.	34,836

Semi-Annual Report | October 31, 2017	25

Emerald Small Cap Value Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
Utilities (continued)
19,993	Vonage Holdings Corp.(a)	$162,543
		197,379

	Total Common Stocks
	(Cost $6,305,718)	8,260,559

SHORT TERM INVESTMENTS: 2.96%
250,864	Dreyfus Government Cash Management Fund - Institutional Class 0.937% (7-Day Yield)	250,864

	Total Short Term Investments
	(Cost $250,864)	250,864

Total Investments: 100.32%
(Cost $6,556,582)		8,511,423

Liabilities In Excess Of Other Assets: (0.32)%		(27,488)
Net Assets: 100.00%		$8,483,935

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

26	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.59%
Consumer Discretionary: 18.56%
2,185	BorgWarner, Inc.	$115,193
1,473	Burlington Stores, Inc.(a)	138,300
4,913	Cinemark Holdings, Inc.	178,538
1,098	Delphi Automotive PLC	109,119
381	Dollar General Corp.	30,800
2,238	Five Below, Inc.(a)	123,650
771	Hasbro, Inc.	71,387
2,362	Match Group, Inc.(a)	63,160
7,645	MGM Resorts International	239,671
10,147	Oasis Petroleum, Inc.(a)	95,889
332	PVH Corp.	42,101
1,525	Royal Caribbean Cruises, Ltd.	188,749
5,424	Sinclair Broadcast Group, Inc., Class A	171,941
2,133	Six Flags Entertainment Corp.	133,931
3,409	Toll Brothers, Inc.	156,950
910	Wynn Resorts, Ltd.	134,216
		1,993,595

Consumer Staples: 2.80%
3,702	Energizer Holdings, Inc.	159,149
573	Monster Beverage Corp.(a)	33,194
5,227	The Kroger Co.	108,199
		300,542

Energy: 4.37%
3,018	Cabot Oil & Gas Corp.	83,599
2,158	Diamondback Energy, Inc.(a)	231,251
1,342	Parsley Energy, Inc., Class A(a)	35,697
2,342	PDC Energy, Inc.(a)	119,278
		469,825

Financial Services: 9.50%
1,031	Affiliated Managers Group, Inc.	192,281
470	Alliance Data Systems Corp.	105,153
2,428	Bank of the Ozarks, Inc.	113,193
2,541	CubeSmart, REIT	69,166
232	Equinix, Inc., REIT	107,532
9,589	First Data Corp., Class A(a)	170,780
332	FleetCor Technologies, Inc.(a)	54,870
848	S&P Global, Inc.	132,687
340	SVB Financial Group(a)	74,555
		1,020,217

Health Care: 14.66%
1,253	Abbott Laboratories	67,950
4,888	Acadia Healthcare Co., Inc.(a)	153,288
804	Alnylam Pharmaceuticals, Inc.(a)	97,959
423	Bluebird Bio, Inc.(a)	58,839
4,871	Catalent, Inc.(a)	207,456
1,305	Clovis Oncology, Inc.(a)	98,358
1,801	DENTSPLY SIRONA, Inc.	109,987
761	Edwards Lifesciences Corp.(a)	77,797

Shares		Value (Note 2)
Health Care (continued)
395	Incyte Corp.(a)	$44,734
2,705	Intrexon Corp.(a)	44,227
1,711	Ionis Pharmaceuticals, Inc.(a)	97,715
875	Jazz Pharmaceuticals PLC(a)	123,839
868	Puma Biotechnology, Inc.(a)	110,496
2,353	Sarepta Therapeutics, Inc.(a)	116,027
1,702	Veeva Systems, Inc., Class A(a)	103,720
982	Zoetis, Inc.	62,671
		1,575,063

Materials & Processing: 10.43%
3,067	Berry Global Group, Inc.(a)	182,333
2,647	Crown Holdings, Inc.(a)	159,270
2,047	Eagle Materials, Inc.	216,102
2,788	International Paper Co.	159,669
3,312	Masco Corp.	131,884
2,949	Steel Dynamics, Inc.	109,732
1,250	Trinity Industries, Inc.	40,650
989	Vulcan Materials Co.	120,411
		1,120,051

Producer Durables: 13.58%
534	CoStar Group, Inc.(a)	157,931
1,225	Dycom Industries, Inc.(a)	107,592
2,225	Fortive Corp.	160,779
2,122	Kennametal, Inc.	92,625
2,115	Korn/Ferry International	88,470
482	Middleby Corp.(a)	55,864
480	Old Dominion Freight Line, Inc.	58,142
618	Oshkosh Corp.	56,584
788	Parker-Hannifin Corp.	143,897
4,492	Quanta Services, Inc.(a)	169,483
1,305	Southwest Airlines Co.	70,287
858	United Rentals, Inc.(a)	121,390
2,633	Xylem, Inc.	175,173
		1,458,217

Technology: 24.69%
2,076	Activision Blizzard, Inc.	135,957
1,811	Analog Devices, Inc.	165,344
809	Broadcom, Ltd.	213,503
2,027	Cavium, Inc.(a)	139,843
413	Coherent, Inc.(a)	108,499
4,452	Fortinet, Inc.(a)	175,453
458	IAC/InterActive Corp.(a)	59,105
613	Intuit, Inc.	92,575
648	IPG Photonics Corp.(a)	137,966
2,155	Micron Technology, Inc.(a)	95,488
8,397	ON Semiconductor Corp.(a)	179,024
1,149	Palo Alto Networks, Inc.(a)	169,133
1,150	Proofpoint, Inc.(a)	106,272
2,160	PTC, Inc.(a)	143,532
1,335	SBA Communications Corp., REIT(a)	209,835

Semi-Annual Report | October 31, 2017	27

Emerald Insights Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
Technology (continued)
1,626	ServiceNow, Inc.(a)	$205,478
1,142	Skyworks Solutions, Inc.	130,028
703	Tableau Software, Inc., Class A(a)	57,006
513	Take-Two Interactive Software, Inc.(a)	56,764
353	Ultimate Software Group, Inc.(a)	71,514
		2,652,319

	Total Common Stocks
	(Cost $8,394,475)	10,589,829

MASTER LIMITED PARTNERSHIPS: 0.89%
Financial	Services: 0.89%
2,005	Lazard, Ltd., Class A	95,318

	Total Master Limited Partnerships
	(Cost $65,104)	95,318

SHORT TERM INVESTMENTS: 0.81%

87,206	Dreyfus Government Cash Management Fund - Institutional Class 0.937% (7-Day Yield)	87,206

	Total Short Term Investments
	(Cost $87,206)	87,206

Total Investments: 100.29%
(Cost $8,546,785)		10,772,353

Liabilities In Excess Of Other Assets: (0.29)%		(31,638)
Net Assets: 100.00%		$10,740,715

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

28	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.06%
Financial Services: 97.51%
Banks:	Diversified: 79.74%
100,000	1st Source Corp.	$5,131,000
55,280	Access National Corp.	1,608,648
59,178	American Business Bank(a)	2,358,243
80,000	American Riviera Bank(a)	1,512,000
206,237	Ameris Bancorp	9,878,752
225,594	Atlantic Coast Financial Corp.(a)	1,967,180
424,577	Bank of Commerce Holdings	5,094,924
100,000	Bank of Princeton(a)	3,350,000
116,196	Bank of the Ozarks, Inc.	5,417,058
225,409	Bridge Bancorp, Inc.	8,002,019
238,282	Byline Bancorp, Inc.(a)	4,777,554
207,990	Cadence BanCorp(a)	5,066,636
145,214	Carolina Financial Corp.	5,351,136
370,213	CenterState Banks, Inc.	9,862,474
121,319	Civista Bancshares, Inc.	2,738,170
150,002	CNB Financial Corp.	4,312,557
17,052	Commerce Union Bancshares, Inc.	411,976
35,869	County Bancorp, Inc.	1,171,482
173,801	Customers Bancorp, Inc.(a)	4,751,719
167,748	Eagle Bancorp, Inc.(a)	11,180,404
162,663	East West Bancorp, Inc.	9,733,754
228,773	Equity Bancshares, Inc., Class A(a)	7,798,872
325,700	Esquire Financial Holdings, Inc.(a)	5,442,447
215	Farmers & Merchants Bank of Long Beach	1,692,050
86,853	Farmers National Banc Corp.	1,259,368
191,017	FCB Financial Holdings, Inc., Class A(a)	8,920,494
65,000	First Bancshares, Inc.	2,073,500
588,963	First Bank	7,597,623
36,040	First Busey Corp.	1,121,565
163,498	First Choice Bank	3,923,952
20,280	First Financial Bankshares, Inc.	925,782
578,105	First Foundation, Inc.(a)	10,700,724
190,000	First Internet Bancorp	7,163,000
41,281	First Merchants Corp.	1,775,083
58,449	First of Long Island Corp.	1,844,066
125,475	First Resource Bank(a)	1,229,655
186,772	Franklin Financial Network, Inc.(a)	6,406,280
258,714	Freedom Bank of Virginia(a)	3,460,300
45,000	FS Bancorp, Inc.	2,442,600
92,837	FVCBankcorp, Inc.(a)	1,740,694
169,868	Gold Coast Bank(a)	2,170,064
61,496	Green Bancorp, Inc.(a)	1,362,136
177,886	Guaranty Bancorp	5,060,857
200,000	Guaranty Bancshares, Inc.	5,736,000
138,670	Heritage Commerce Corp.	2,132,745
199,592	Home BancShares, Inc.	4,486,828
18,520	Home Federal Bancorp, Inc.	490,780
264,296	Howard Bancorp, Inc.(a)	5,523,786
15,250	Independent Bank Corp.	1,099,525
50,000	Independent Bank Corporation	1,125,000

Shares		Value (Note 2)
Banks:	Diversified (continued)
15,731	Independent Bank Group, Inc.	$989,480
254,042	Investar Holding Corp.	5,893,774
75,150	John Marshall Bancorp, Inc.(a)	1,382,685
65,781	Lakeland Bancorp, Inc.	1,351,800
46,615	Lakeland Financial Corp.	2,250,572
269,682	Live Oak Bancshares, Inc.	6,391,463
259,003	Malvern Bancorp, Inc.(a)	6,993,081
35	Mechanics Bank(a)	1,067,500
87,881	Mercantile Bank Corp.	3,172,504
92,310	Merchants Bancorp(a)	1,584,040
45,870	Meridian Bancorp, Inc.	903,639
51,013	Midland States Bancorp, Inc.	1,655,372
1,716	National Capital Bank of Washington	372,801
239,209	National Commerce Corp.(a)	9,747,767
48,060	Nicolet Bankshares, Inc.(a)	2,736,536
224	Oak Valley Bancorp	3,804
203,594	Old Line Bancshares, Inc.	6,138,359
599,284	Pacific Mercantile Bancorp(a)	5,603,305
254,115	Pacific Premier Bancorp, Inc.(a)	10,266,246
75,493	Paragon Commercial Corp.(a)	4,346,132
212,884	People's Utah Bancorp	6,620,692
133,412	Pinnacle Financial Partners, Inc.	8,831,874
31,217	Porter Bancorp, Inc.(a)	390,837
240,584	Professional Holding Corp.(a)	3,344,118
114,430	Puget Sound Bancorp, Inc.(a)	4,062,265
93,253	QCR Holdings, Inc.	4,452,831
150,000	RBB Bancorp	3,760,500
747,663	Republic First Bancorp, Inc.(a)	6,915,883
163,413	Seacoast Commerce Banc Holdings	3,300,943
256,130	ServisFirst Bancshares, Inc.	10,503,891
200,000	SmartFinancial, Inc.(a)	4,698,000
71,032	Southern First Bancshares, Inc.(a)	2,738,284
20,598	Southern National Bancorp of Virginia, Inc.	336,365
300,000	Stewardship Financial Corp.	2,925,000
100,637	Sunshine Bancorp, Inc.(a)	2,349,874
182,747	Sussex Bancorp	4,678,323
39,376	SVB Financial Group(a)	8,634,369
105,959	Texas Capital Bancshares, Inc.(a)	9,117,772
625,049	The Bancorp, Inc.(a)	5,256,662
139,610	Triumph Bancorp, Inc.(a)	4,327,910
168,750	Unity Bancorp, Inc.	3,332,813
135,517	Veritex Holdings, Inc.(a)	3,572,228
109,942	West Town Bank & Trust(a)	2,759,544
186,834	Western Alliance Bancorp(a)	10,425,337
		400,570,637

Banks: Savings Thrift & Mortgage Lending: 7.88%
82,750	Flushing Financial Corp.	2,480,845
103,401	Heritage Financial Corp.	3,153,730
11,680	Home Bancorp, Inc.	500,371
67,200	LegacyTexas Financial Group, Inc.	2,680,608
128,396	Meta Financial Group, Inc.	11,202,551
182,919	OceanFirst Financial Corp.	5,076,002

Semi-Annual Report | October 31, 2017	29

Emerald Banking and Finance Fund	Schedule of Investments

October 31, 2017 (Unaudited)

Shares		Value (Note 2)
Banks: Savings Thrift & Mortgage Lending (continued)
211,713	Sterling Bancorp	$5,303,411
40,000	Waterstone Financial, Inc.	768,000
169,608	WSFS Financial Corp.	8,429,518
		39,595,036

Commercial Banks: 1.07%
131,782	FB Financial Corp.(a)	5,385,930

Consumer Lending: 3.54%
66,381	LendingTree, Inc.(a)	17,793,427

Diversified Financial Services: 1.06%
150,908	MidWestOne Financial Group, Inc.	5,313,471

Financial Data & Services: 0.28%
16,995	Cass Information Systems, Inc.	1,096,177
37,906	Everi Holdings, Inc.(a)	314,241
		1,410,418

Insurance: Multi Line: 0.42%
50,000	James River Group Holdings, Ltd.	2,116,000

Insurance: Property-Casualty: 1.56%
40,000	Federated National Holding Co.	613,600
48,211	Health Insurance Innovations, Inc., Class A(a)	1,036,536
185,000	Kingstone Cos., Inc.	2,997,000
47,570	Kinsale Capital Group, Inc.	2,063,587
75,340	NMI Holdings, Inc., Class A(a)	1,096,197
		7,806,920

Real Estate Investment Trusts (REITs): 1.96%
250,000	City Office REIT, Inc.	3,260,000
147,490	Community Healthcare Trust, Inc., REIT	4,045,651
92,800	Independence Realty Trust, Inc., REIT	941,920
138,936	MedEquities Realty Trust, Inc., REIT	1,614,436
		9,862,007

Technology: 0.55%
Computer Services Software & Systems: 0.55%
64,716	Q2 Holdings, Inc.(a)	2,753,666

	Total Common Stocks
	(Cost $332,785,373)	492,607,512

Shares		Value (Note 2)
SHORT TERM INVESTMENTS: 1.40%
7,063,363	Dreyfus Government Cash Management Fund - Institutional Class 0.937% (7-Day Yield)	$7,063,363

	Total Short Term Investments
	(Cost $7,063,363)	7,063,363

Total Investments: 99.46%
(Cost $339,848,736)		499,670,875

Other Assets In Excess Of Liabilities: 0.54%		2,690,595
Net Assets: 100.00%		$502,361,470

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

30	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
ASSETS:
Investments, at value	$1,143,021,981	$8,511,423	$10,772,353	$499,670,875
Cash	–	–	–	5,019,686
Receivable for investments sold	16,137	97	59,709	–
Receivable for shares sold	510,343	67	–	387,246
Receivable due from advisor	–	2,247	222	–
Interest and dividends receivable	98,614	262	1,402	92,440
Other assets	25,414	11,269	7,804	31,937
Total Assets	1,143,672,489	8,525,365	10,841,490	505,202,184
LIABILITIES:
Payable for investments purchased	6,286,520	–	69,864	1,005,201
Payable for shares redeemed	1,015,161	14,991	–	1,016,152
Investment advisory fees payable	558,823	–	–	387,265
Payable to fund accounting and administration	78,621	1,709	2,751	36,369
Payable for distribution and service fees	371,461	1,048	3,602	306,569
Payable for trustee fees and expenses	13,264	104	150	4,024
Payable for transfer agency fees	62,558	5,770	6,480	33,418
Payable for chief compliance officer fee	7,240	60	87	3,125
Payable for principal financial officer fee	1,176	11	14	509
Payable for professional fees	23,584	12,148	12,060	17,930
Accrued expenses and other liabilities	81,235	5,589	5,767	30,152
Total Liabilities	8,499,643	41,430	100,775	2,840,714
NET ASSETS	$1,135,172,846	$8,483,935	$10,740,715	$502,361,470
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$822,717,980	$3,104,279	$8,913,805	$330,462,524
Accumulated net investment income/(loss)	(4,125,771)	13,163	(50,326)	(2,239,702)
Accumulated net realized gain/(loss)	(7,355,347)	3,411,652	(348,332)	14,316,509
Net unrealized appreciation	323,935,984	1,954,841	2,225,568	159,822,139
NET ASSETS	$1,135,172,846	$8,483,935	$10,740,715	$502,361,470
INVESTMENTS, AT COST	$819,085,997	$6,556,582	$8,546,785	$339,848,736
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$24.94	$17.81	$12.36	$45.38
Net Assets	$271,916,567	$2,752,635	$9,377,639	$176,464,166
Shares of beneficial interest outstanding	10,903,458	154,546	758,732	3,888,194
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$26.18	$18.70	$12.98	$47.64
Class C: (a)
Net Asset Value, offering and redemption price per share	$21.35	$17.56	$12.08	$40.54
Net Assets	$35,099,353	$105,310	$121,398	$76,887,226
Shares of beneficial interest outstanding	1,643,953	5,997	10,048	1,896,751
Institutional Class:
Net Asset Value, offering and redemption price per share	$25.81	$17.93	$12.47	$46.21
Net Assets	$722,879,268	$4,931,704	$1,139,744	$185,716,090
Shares of beneficial interest outstanding	28,006,931	274,990	91,435	4,018,925
Investor Class:
Net Asset Value, offering and redemption price per share	$24.84	$17.82	$12.32	$43.47
Net Assets	$105,277,658	$694,286	$101,934	$63,293,988
Shares of beneficial interest outstanding	4,237,743	38,968	8,273	1,456,064

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements

Semi-Annual Report | October 31, 2017	31

Emerald Funds	Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Emerald Growth Fund	Emerald Small Cap Value Fund	Emerald Insights Fund	Emerald Banking and Finance Fund
INVESTMENT INCOME:
Dividends	$2,384,621	$58,510	$45,800	$2,027,479
Foreign taxes withheld	–	(4)	–	–
Total Investment Income	2,384,621	58,506	45,800	2,027,479

EXPENSES:
Investment advisory fee (Note 6)	3,204,652	29,829	41,739	2,213,251
Administration fee	225,426	3,010	4,279	101,836
Custodian fee	46,372	2,521	2,521	24,687
Professional fees	18,974	8,917	8,829	14,316
Transfer agent fee	137,727	14,901	16,450	91,801
Trustee fees and expenses	12,735	96	142	3,859
Registration/filing fees	37,382	22,085	18,564	34,620
Reports to shareholder and printing fees	55,313	817	1,033	21,646
Distribution and service fees
Class A	485,542	4,100	17,198	297,860
Class C	174,649	647	580	373,154
Institutional Class	167,685	–	273	39,595
Investor Class	210,187	800	188	154,827
Chief compliance officer fee	21,274	164	236	9,399
Principal financial officer fee	3,451	28	38	1,526
Other	12,043	3,540	3,526	6,900
Total expenses before waiver	4,813,412	91,455	115,596	3,389,277
Less fees waived/reimbursed by investment advisor (Note 6)	–	(46,112)	(41,732)	–
Total Net Expenses	4,813,412	45,343	73,864	3,389,277
NET INVESTMENT INCOME/(LOSS):	(2,428,791)	13,163	(28,064)	(1,361,798)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain	51,563,633	88,585	655,421	21,904,421
Net change in unrealized appreciation	95,121,277	629,233	320,492	20,935,491
NET REALIZED AND UNREALIZED GAIN	146,684,910	717,818	975,913	42,839,912
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,256,119	$730,981	$947,849	$41,478,114

See Notes to Financial Statements.

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Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment loss	$(2,428,791)	$(4,274,031)
Net realized gain/(loss)	51,563,633	(12,296,303)
Net change in unrealized appreciation	95,121,277	231,448,346
Net increase in net assets resulting from operations	144,256,119	214,878,012

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	20,042,671	49,638,686
Cost of shares redeemed	(54,515,977)	(171,619,113)
Net decrease from share transactions	(34,473,306)	(121,980,427)
Class C
Proceeds from sale of shares	336,209	816,759
Cost of shares redeemed	(4,377,482)	(16,701,281)
Net decrease from share transactions	(4,041,273)	(15,884,522)
Institutional Class
Proceeds from sale of shares	95,793,848	156,854,187
Cost of shares redeemed	(59,003,709)	(126,583,340)
Net increase from share transactions	36,790,139	30,270,847
Investor Class
Proceeds from sale of shares	7,709,686	33,837,835
Cost of shares redeemed	(30,682,742)	(56,901,183)
Net decrease from share transactions	(22,973,056)	(23,063,348)
Net increase in net assets	$119,558,623	$84,220,562
NET ASSETS:
Beginning of period	1,015,614,223	931,393,661
End of period (including accumulated net investment loss of $(4,125,771) and $(1,696,980))	$1,135,172,846	$1,015,614,223

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	870,475	2,527,651
Redeemed	(2,352,552)	(8,617,707)
Net decrease in shares outstanding	(1,482,077)	(6,090,056)
Class C
Sold	17,209	47,529
Redeemed	(220,696)	(978,592)
Net decrease in shares outstanding	(203,487)	(931,063)
Institutional Class
Sold	4,017,335	7,655,150
Redeemed	(2,452,993)	(6,327,481)
Net increase in shares outstanding	1,564,342	1,327,669
Investor Class
Sold	332,028	1,717,976
Redeemed	(1,336,691)	(2,920,705)
Net decrease in shares outstanding	(1,004,663)	(1,202,729)

See Notes to Financial Statements

Semi-Annual Report | October 31, 2017	33

Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$13,163	$4,504
Net realized gain	88,585	4,115,975
Net change in unrealized appreciation/(depreciation)	629,233	(52,528)
Net increase in net assets resulting from operations	730,981	4,067,951

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	641,820	1,560,733
Cost of shares redeemed	(31,211)	(134,941)
Net increase from share transactions	610,609	1,425,792
Class C
Proceeds from sale of shares	9,102	45,700
Cost of shares redeemed	(123,065)	(542,424)
Net decrease from share transactions	(113,963)	(496,724)
Institutional Class
Proceeds from sale of shares	212,454	1,392,366
Cost of shares redeemed	(699,249)	(13,535,683)
Net decrease from share transactions	(486,795)	(12,143,317)
Investor Class
Proceeds from sale of shares	28,006	208,364
Cost of shares redeemed	(8,473)	(1,881,505)
Net increase/(decrease) from share transactions	19,533	(1,673,141)
Net increase/(decrease) in net assets	$760,365	$(8,819,439)
NET ASSETS:
Beginning of period	7,723,570	16,543,009
End of period (including accumulated net investment income of $13,163 and $–)	$8,483,935	$7,723,570

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Emerald Small Cap Value Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	39,024	100,045
Redeemed	(1,856)	(8,816)
Net increase in shares outstanding	37,168	91,229
Class C
Sold	565	3,424
Redeemed	(7,663)	(34,059)
Net decrease in shares outstanding	(7,098)	(30,635)
Institutional Class
Sold	12,748	93,538
Redeemed	(42,973)	(839,700)
Net decrease in shares outstanding	(30,225)	(746,162)
Investor Class
Sold	1,690	15,147
Redeemed	(490)	(127,290)
Net increase/(decrease) in shares outstanding	1,200	(112,143)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	35

Emerald Insights Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment loss	$(28,064)	$(67,028)
Net realized gain	655,421	126,174
Net change in unrealized appreciation on investments	320,492	1,844,247
Net increase in net assets resulting from operations	947,849	1,903,393
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	200,571	462,283
Cost of shares redeemed	(1,781,910)	(3,391,810)
Net decrease from share transactions	(1,581,339)	(2,929,527)
Class C
Proceeds from sale of shares	–	1,539
Cost of shares redeemed	–	(6,433)
Net decrease from share transactions	–	(4,894)
Institutional Class
Proceeds from sale of shares	37,066	155,403
Cost of shares redeemed	(42,443)	(1,042,010)
Net decrease from share transactions	(5,377)	(886,607)
Investor Class
Proceeds from sale of shares	6,000	20,000
Cost of shares redeemed	–	(31,991)
Net increase/(decrease) from share transactions	6,000	(11,991)
Net decrease in net assets	$(632,867)	$(1,929,626)
NET ASSETS:
Beginning of period	11,373,582	13,303,208
End of period (including accumulated net investment loss of $(50,326) and $(22,262))	$10,740,715	$11,373,582
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	17,035	44,012
Redeemed	(152,441)	(325,340)
Net decrease in shares outstanding	(135,406)	(281,328)
Class C
Sold	–	156
Redeemed	–	(621)
Net decrease in shares outstanding	–	(465)
Institutional Class
Sold	3,175	14,591
Redeemed	(3,614)	(100,431)
Net decrease in shares outstanding	(439)	(85,840)
Investor Class
Sold	513	1,928
Redeemed	–	(3,068)
Net increase/(decrease) in shares outstanding	513	(1,140)

See Notes to Financial Statements.

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Emerald Banking and Finance Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment loss	$(1,361,798)	$(1,792,957)
Net realized gain	21,904,421	4,322,806
Net change in unrealized appreciation	20,935,491	93,673,078
Net increase in net assets resulting from operations	41,478,114	96,202,927

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	30,504,720	82,950,236
Cost of shares redeemed	(40,811,202)	(54,060,196)
Net increase/(decrease) from share transactions	(10,306,482)	28,890,040
Class C
Proceeds from sale of shares	4,808,183	19,290,062
Cost of shares redeemed	(10,139,408)	(12,226,940)
Net increase/(decrease) from share transactions	(5,331,225)	7,063,122
Institutional Class
Proceeds from sale of shares	59,255,070	67,765,563
Cost of shares redeemed	(22,317,826)	(15,914,560)
Net increase from share transactions	36,937,244	51,851,003
Investor Class
Proceeds from sale of shares	22,592,965	70,741,101
Cost of shares redeemed	(50,771,388)	(92,011,035)
Net decrease from share transactions	(28,178,423)	(21,269,934)
Net increase in net assets	$34,599,228	$162,737,158
NET ASSETS:
Beginning of period	467,762,242	305,025,084
End of period (including accumulated net investment loss of $(2,239,702) and $(877,904))	$502,361,470	$467,762,242

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	707,275	2,115,853
Redeemed	(955,042)	(1,517,305)
Net increase/(decrease) in shares outstanding	(247,767)	598,548
Class C
Sold	125,419	562,255
Redeemed	(268,739)	(378,982)
Net increase/(decrease) in shares outstanding	(143,320)	183,273
Institutional Class
Sold	1,363,225	1,678,568
Redeemed	(512,507)	(456,066)
Net increase in shares outstanding	850,718	1,222,502
Investor Class
Sold	549,574	1,995,462
Redeemed	(1,240,143)	(2,533,701)
Net decrease in shares outstanding	(690,569)	(538,239)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	37

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$21.83		$17.52	$20.02	$18.11	$15.60	$16.20
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.11)	(0.15)	(0.18)	(0.21)	(0.15)
Net realized and unrealized gain/(loss) on investments	3.18		4.42	(1.88)	3.43	4.33	1.40
Total from Investment Operations	3.11		4.31	(2.03)	3.25	4.12	1.25

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.47)	(1.34)	(1.61)	(1.85)
Total Distributions	–		–	(0.47)	(1.34)	(1.61)	(1.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.11		4.31	(2.50)	1.91	2.51	(0.60)
NET ASSET VALUE, END OF PERIOD	$24.94		$21.83	$17.52	$20.02	$18.11	$15.60

TOTAL RETURN(b)	14.25	%(c)	24.60%	(10.28)%	18.38%	26.01%	9.14%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$271,917		$270,389	$323,603	$123,828	$77,900	$46,605
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.60	)%(d)	(0.57)%	(0.81)%	(0.93)%	(1.12)%	(1.01)%
Operating expenses excluding reimbursement/waiver	1.04	%(d)	1.08%	1.17%	1.29%	1.31%	1.38%
Operating expenses including reimbursement/waiver	1.04	%(d)	1.08%	1.17%	1.29%	1.29%	1.29%
PORTFOLIO TURNOVER RATE	31	%(c)	54%	45%	68%	70%	78%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

38	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$18.75		$15.14	$17.48	$16.07	$14.07	$14.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.13)		(0.21)	(0.24)	(0.27)	(0.30)	(0.23)
Net realized and unrealized gain/(loss) on investments	2.73		3.82	(1.63)	3.02	3.91	1.26
Total from Investment Operations	2.60		3.61	(1.87)	2.75	3.61	1.03

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.47)	(1.34)	(1.61)	(1.85)
Total Distributions	–		–	(0.47)	(1.34)	(1.61)	(1.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.60		3.61	(2.34)	1.41	2.00	(0.82)
NET ASSET VALUE, END OF PERIOD	$21.35		$18.75	$15.14	$17.48	$16.07	$14.07

TOTAL RETURN(b)	13.87	%(c)	23.84%	(10.87)%	17.58%	25.19%	8.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$35,099		$34,642	$42,075	$15,427	$11,645	$4,946
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.25	)%(d)	(1.22)%	(1.46)%	(1.58)%	(1.77)%	(1.65)%
Operating expenses excluding reimbursement/waiver	1.69	%(d)	1.73%	1.81%	1.94%	1.96%	2.03%
Operating expenses including reimbursement/waiver	1.69	%(d)	1.73%	1.81%	1.94%	1.94%	1.94%
PORTFOLIO TURNOVER RATE	31	%(c)	54%	45%	68%	70%	78%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	39

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$22.56		$18.04	$20.54	$18.49	$15.86	$16.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.04)		(0.05)	(0.10)	(0.12)	(0.16)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.29		4.57	(1.93)	3.51	4.40	1.43
Total from Investment Operations	3.25		4.52	(2.03)	3.39	4.24	1.32

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.47)	(1.34)	(1.61)	(1.85)
Total Distributions	–		–	(0.47)	(1.34)	(1.61)	(1.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.25		4.52	(2.50)	2.05	2.63	(0.53)
NET ASSET VALUE, END OF PERIOD	$25.81		$22.56	$18.04	$20.54	$18.49	$15.86

TOTAL RETURN	14.41	%(b)	25.06%	(9.97)%	18.77%	26.35%	9.47%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$722,879		$596,550	$453,190	$174,107	$134,440	$86,238
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.31	)%(c)	(0.26)%	(0.51)%	(0.63)%	(0.82)%	(0.71)%
Operating expenses excluding reimbursement/waiver	0.74	%(c)	0.77%	0.87%	0.99%	1.00%	1.08%
Operating expenses including reimbursement/waiver	0.74	%(c)	0.77%	0.87%	0.99%	0.99%	0.99%
PORTFOLIO TURNOVER RATE	31	%(b)	54%	45%	68%	70%	78%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

40	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$21.75		$17.46	$19.97	$18.06	$15.57	$16.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.08)		(0.12)	(0.16)	(0.17)	(0.23)	(0.16)
Net realized and unrealized gain/(loss) on investments	3.17		4.41	(1.88)	3.42	4.33	1.40
Total from Investment Operations	3.09		4.29	(2.04)	3.25	4.10	1.24

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.47)	(1.34)	(1.61)	(1.85)
Total Distributions	–		–	(0.47)	(1.34)	(1.61)	(1.85)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.09		4.29	(2.51)	1.91	2.49	(0.61)
NET ASSET VALUE, END OF PERIOD	$24.84		$21.75	$17.46	$19.97	$18.06	$15.57

TOTAL RETURN	14.21	%(b)	24.57%	(10.36)%	18.44%	25.93%	9.08%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$105,278		$114,033	$112,526	$23,517	$15,870	$1,842
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.65	)%(c)	(0.61)%	(0.84)%	(0.91)%	(1.18)%	(1.05)%
Operating expenses excluding reimbursement/waiver	1.09	%(c)	1.12%	1.19%	1.27%	1.34%	1.43%
Operating expenses including reimbursement/waiver	1.09	%(c)	1.12%	1.19%	1.27%	1.34%	1.34%
PORTFOLIO TURNOVER RATE	31	%(b)	54%	45%	68%	70%	78%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	41

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.27		$13.00		$12.70		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.01		(0.07	)(d)	(0.09)		(0.01)
Net realized and unrealized gain/(loss) on investments	1.53		3.34		0.44		(1.03)
Total from Investment Operations	1.54		3.27		0.35		(1.04)

LESS DISTRIBUTIONS:
From investment income	–		–		(0.05)		–
From capital gains	–		–		–		(0.38)
Total Distributions	–		–		(0.05)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.54		3.27		0.30		(1.42)
NET ASSET VALUE, END OF PERIOD	$17.81		$16.27		$13.00		$12.70

TOTAL RETURN(e)	9.47	%(f)	25.15%		2.77	%(f)	(7.49	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$2,753		$1,909		$340		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.10	%(g)	(0.46)%		(1.13	)%(g)	(0.24	)%(g)
Operating expenses excluding reimbursement/waiver	2.50	%(g)	2.26%		2.69	%(g)	2.16	%(g)
Operating expenses including reimbursement/waiver	1.35	%(g)	1.35%		1.35	%(g)	1.35	%(g)
PORTFOLIO TURNOVER RATE	29	%(f)	66%		31	%(f)	69	%(f)(h)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class A commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

42	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Period Ended September 30, 2015(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.10		$12.94		$12.68		$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.04	)(d)	(0.13	)(d)	(0.14)		(0.03)
Net realized and unrealized gain/(loss) on investments	1.50		3.29		0.43		(1.03)
Total from Investment Operations	1.46		3.16		0.29		(1.06)

LESS DISTRIBUTIONS:
From investment income	–		–		(0.03)		–
From capital gains	–		–		–		(0.38)
Total Distributions	–		–		(0.03)		(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.46		3.16		0.26		(1.44)
NET ASSET VALUE, END OF PERIOD	$17.56		$16.10		$12.94		$12.68

TOTAL RETURN(e)	9.07	%(f)	24.42%		2.28	%(f)	(7.63	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$105		$211		$566		$14
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.48	)%(g)	(0.93)%		(2.06	)%(g)	(0.89	)%(g)
Operating expenses excluding reimbursement/waiver	3.18	%(g)	2.70%		3.37	%(g)	2.81	%(g)
Operating expenses including reimbursement/waiver	2.00	%(g)	2.00%		2.00	%(g)	2.00	%(g)
PORTFOLIO TURNOVER RATE	29	%(f)	66%		31	%(f)	69	%(f)(h)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Class C commenced operations on June 30, 2015.
(c)	Per share amounts are based upon average shares outstanding.
(d)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(e)	Total return does not reflect the effect of sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2015.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	43

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014	Period Ended September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.35		$13.02	$12.71		$12.76	$12.56	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	0.04		0.02	(0.01)		0.06	0.09	0.05
Net realized and unrealized gain on investments	1.54		3.31	0.38		0.33	0.76	2.54
Total from Investment Operations	1.58		3.33	0.37		0.39	0.85	2.59

LESS DISTRIBUTIONS:
From investment income	–		–	(0.06)		(0.06)	(0.01)	(0.03)
From capital gains	–		–	–		(0.38)	(0.64)	–
Total Distributions	–		–	(0.06)		(0.44)	(0.65)	(0.03)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.58		3.33	0.31		(0.05)	0.20	2.56
NET ASSET VALUE, END OF PERIOD	$17.93		$16.35	$13.02		$12.71	$12.76	$12.56

TOTAL RETURN	9.66	%(e)	25.58%	2.94	%(e)	2.93%	6.64%	25.99	%(e)
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$4,932		$4,989	$13,691		$16,507	$24,343	$8,442
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.48	%(f)	0.13%	(0.07	)%(f)	0.45%	0.65%	0.48	%(f)
Operating expenses excluding reimbursement/waiver	2.16	%(f)	1.56%	1.75	%(f)	1.43%	1.29%	1.95	%(f)
Operating expenses including reimbursement/waiver	1.00	%(f)	1.00%	1.00	%(f)	1.00%	1.00%	1.00	%(f)
PORTFOLIO TURNOVER RATE	29	%(e)	66%	31	%(e)	69%	49%	67	%(e)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

44	www.emeraldmutualfunds.com

Emerald Small Cap Value Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		For the Period October 1, 2015 to April 30, 2016(a)		Year Ended September 30, 2015(b)	Year Ended September 30, 2014	Period Ended September 30, 2013(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.26		$12.98		$12.68		$12.73	$12.54	$10.00
INCOME FROM OPERATIONS:
Net investment income/(loss)(d)	0.02		(0.02	)(e)	(0.02)		0.03	0.07	0.02
Net realized and unrealized gain on investments	1.54		3.30		0.37		0.35	0.76	2.54
Total from Investment Operations	1.56		3.28		0.35		0.38	0.83	2.56

LESS DISTRIBUTIONS:
From investment income	–		–		(0.05)		(0.05)	–	(0.02)
From capital gains	–		–		–		(0.38)	(0.64)	–
Total Distributions	–		–		(0.05)		(0.43)	(0.64)	(0.02)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.56		3.28		0.30		(0.05)	0.19	2.54
NET ASSET VALUE, END OF PERIOD	$17.82		$16.26		$12.98		$12.68	$12.73	$12.54

TOTAL RETURN	9.59	%(f)	25.27%		2.80	%(f)	2.82%	6.46%	25.69	%(f)
SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$694		$614		$1,946		$399	$474	$271
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	0.22	%(g)	(0.11)%		(0.25	)%(g)	0.22%	0.52%	0.16	%(g)
Operating expenses excluding reimbursement/waiver	2.41	%(g)	1.83%		2.14	%(g)	1.67%	1.56%	2.49	%(g)
Operating expenses including reimbursement/waiver	1.25	%(g)	1.25%		1.25	%(g)	1.25%	1.25%	1.25	%(g)
PORTFOLIO TURNOVER RATE	29	%(f)	66%		31	%(f)	69%	49%	67	%(f)

(a)	Effective March 3, 2015 the Board approved changing the fiscal year-end of the Fund from September 30 to April 30.
(b)	Prior to its June 26, 2015 reorganization with and into the Emerald Small Cap Value Fund, the Fund was known as the Elessar Small Cap Value Fund.
(c)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(d)	Per share amounts are based upon average shares outstanding.
(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(f)	Not Annualized.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	45

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	CLASS A
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.33		$9.69	$10.98	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.03)		(0.06)	(0.05)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.06		1.70	(1.24)	1.03
Total from Investment Operations	1.03		1.64	(1.29)	0.98

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.03		1.64	(1.29)	0.98
NET ASSET VALUE, END OF PERIOD	$12.36		$11.33	$9.69	$10.98

TOTAL RETURN(b)	9.09	%(c)	16.92%	(11.75%)	9.80	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$9,378		$10,127	$11,388	$6,493
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.53	%)(d)	(0.57%)	(0.54%)	(0.66	%)(d)
Operating expenses excluding reimbursement/waiver	2.10	%(d)	2.10%	2.01%	2.57	%(d)(e)
Operating expenses including reimbursement/waiver	1.35	%(d)	1.35%	1.35%	1.35	%(d)(e)
PORTFOLIO TURNOVER RATE	49	%(c)	75%	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

46	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	CLASS C
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.11		$9.56	$10.92	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.13)	(0.11)	(0.10)
Net realized and unrealized gain/(loss) on investments	1.04		1.68	(1.25)	1.02
Total from Investment Operations	0.97		1.55	(1.36)	0.92

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.97		1.55	(1.36)	0.92
NET ASSET VALUE, END OF PERIOD	$12.08		$11.11	$9.56	$10.92

TOTAL RETURN(b)	8.73	%(c)	16.21%	(12.45%)	9.20	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$121		$112	$101	$27
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.18	%)(d)	(1.22%)	(1.17%)	(1.34	%)(d)
Operating expenses excluding reimbursement/waiver	2.75	%(d)	2.76%	2.70%	7.25	%(d)(e)
Operating expenses including reimbursement/waiver	2.00	%(d)	2.00%	2.00%	2.00	%(d)(e)
PORTFOLIO TURNOVER RATE	49	%(c)	75%	99%	88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	47

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016		For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.41		$9.73	$10.99		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.01)		(0.03)	(0.00	)(b)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.07		1.71	(1.26)		1.02
Total from Investment Operations	1.06		1.68	(1.26)		0.99

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		1.68	(1.26)		0.99
NET ASSET VALUE, END OF PERIOD	$12.47		$11.41	$9.73		$10.99

TOTAL RETURN	9.29	%(c)	17.27%	(11.46%)		9.90	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,140		$1,048	$1,729		$279
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.23	%)(d)	(0.28%)	(0.05%)		(0.34	%)(d)
Operating expenses excluding reimbursement/waiver	1.80	%(d)	1.78%	1.90%		4.66	%(d)(e)
Operating expenses including reimbursement/waiver	1.05	%(d)	1.05%	1.05%		1.05	%(d)(e)
PORTFOLIO TURNOVER RATE	49	%(c)	75%	99%		88	%(c)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

48	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	For the Period August 1, 2014 (Inception) to April 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$11.29		$9.67	$10.96	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.03)		(0.07)	(0.08)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.06		1.69	(1.21)	1.01
Total from Investment Operations	1.03		1.62	(1.29)	0.96

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.03		1.62	(1.29)	0.96
NET ASSET VALUE, END OF PERIOD	$12.32		$11.29	$9.67	$10.96

TOTAL RETURN	9.12	%(b)	16.75%	(11.77%)	9.60	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$102		$88	$86	$448
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.59	%)(c)	(0.63%)	(0.72%)	(0.67	%)(c)
Operating expenses excluding reimbursement/waiver	2.15	%(c)	2.09%	1.91%	2.96	%(c)(d)
Operating expenses including reimbursement/waiver	1.40	%(c)	1.40%	1.40%	1.40	%(c)(d)
PORTFOLIO TURNOVER RATE	49	%(b)	75%	99%	88	%(b)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.
(d)	Expense ratios before reductions for startup costs may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	49

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS A
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$41.61		$31.27	$28.85	$26.11	$20.08	$16.96
INCOME/(LOSS) FROM OPERATIONS:(a)
Net investment loss(b)	(0.12)		(0.17)	(0.06)	(0.16)	(0.13)	(0.01)
Net realized and unrealized gain on investments	3.89		10.51	2.48	2.90	6.16	3.13
Total from Investment Operations	3.77		10.34	2.42	2.74	6.03	3.12

NET INCREASE IN NET ASSET VALUE	3.77		10.34	2.42	2.74	6.03	3.12
NET ASSET VALUE, END OF PERIOD	$45.38		$41.61	$31.27	$28.85	$26.11	$20.08

TOTAL RETURN(c)	9.06	%(d)	33.07%	8.39%	10.49%	30.03%	18.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$176,464		$172,106	$110,601	$48,575	$48,622	$25,496
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.55	)%(e)	(0.46)%	(0.21)%	(0.58)%	(0.53)%	(0.06)%
Operating expenses excluding reimbursement/waiver	1.40	%(e)	1.43%	1.48%	1.60%	1.72%	1.88%
Operating expenses including reimbursement/waiver	1.40	%(e)	1.43%	1.48%	1.60%	1.72%	1.84%
PORTFOLIO TURNOVER RATE	21	%(d)	36%	30%	33%	34%	53%

(a)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

50	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	CLASS C
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$37.29		$28.20	$26.19	$23.86	$18.46	$15.70
INCOME/(LOSS) FROM OPERATIONS:(a)
Net investment loss(b)	(0.23)		(0.36)	(0.24)	(0.30)	(0.26)	(0.11)
Net realized and unrealized gain on investments	3.48		9.45	2.25	2.63	5.66	2.87
Total from Investment Operations	3.25		9.09	2.01	2.33	5.40	2.76

NET INCREASE IN NET ASSET VALUE	3.25		9.09	2.01	2.33	5.40	2.76
NET ASSET VALUE, END OF PERIOD	$40.54		$37.29	$28.20	$26.19	$23.86	$18.46

TOTAL RETURN(c)	8.72	%(d)	32.23%	7.67%	9.77%	29.25%	17.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$76,887		$76,072	$52,366	$31,862	$28,222	$17,705
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.20	)%(e)	(1.11)%	(0.87)%	(1.23)%	(1.18)%	(0.68)%
Operating expenses excluding reimbursement/waiver	2.05	%(e)	2.08%	2.13%	2.25%	2.38%	2.54%
Operating expenses including reimbursement/waiver	2.05	%(e)	2.08%	2.13%	2.25%	2.38%	2.49%
PORTFOLIO TURNOVER RATE	21	%(d)	36%	30%	33%	34%	53%

(a)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	51

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$42.30		$31.69	$29.15	$26.29	$20.15	$16.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.06)		(0.05)	0.03	(0.07)	(0.06)	0.01
Net realized and unrealized gain on investments	3.97		10.66	2.51	2.93	6.20	3.18
Total from Investment Operations	3.91		10.61	2.54	2.86	6.14	3.19

NET INCREASE IN NET ASSET VALUE	3.91		10.61	2.54	2.86	6.14	3.19
NET ASSET VALUE, END OF PERIOD	$46.21		$42.30	$31.69	$29.15	$26.29	$20.15

TOTAL RETURN	9.24	%(b)	33.48%	8.71%	10.88%	30.47%	18.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$185,716		$134,027	$61,654	$23,730	$22,062	$4,321
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.27	)%(c)	(0.14)%	0.11%	(0.25)%	(0.23)%	0.06%
Operating expenses excluding reimbursement/waiver	1.10	%(c)	1.11%	1.15%	1.27%	1.37%	1.62%
Operating expenses including reimbursement/waiver	1.10	%(c)	1.11%	1.15%	1.27%	1.37%	1.54%
PORTFOLIO TURNOVER RATE	21	%(b)	36%	30%	33%	34%	53%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

52	www.emeraldmutualfunds.com

Emerald Banking and Finance Fund	Financial Highlights

For a share outstanding throughout the periods presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$39.86		$29.95	$27.64	$25.01	$19.23	$16.25
INCOME/(LOSS) FROM OPERATIONS:(a)
Net investment loss(b)	(0.12)		(0.16)	(0.07)	(0.15)	(0.12)	(0.01)
Net realized and unrealized gain on investments	3.73		10.07	2.38	2.78	5.90	2.99
Total from Investment Operations	3.61		9.91	2.31	2.63	5.78	2.98

NET INCREASE IN NET ASSET VALUE	3.61		9.91	2.31	2.63	5.78	2.98
NET ASSET VALUE, END OF PERIOD	$43.47		$39.86	$29.95	$27.64	$25.01	$19.23

TOTAL RETURN	9.06	%(c)	33.09%	8.36%	10.52%	30.06%	18.34%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$63,294		$85,557	$80,404	$27,440	$19,235	$6,255
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.59	)%(d)	(0.46)%	(0.23)%	(0.56)%	(0.53)%	(0.08)%
Operating expenses excluding reimbursement/waiver	1.45	%(d)	1.43%	1.48%	1.58%	1.69%	1.94%
Operating expenses including reimbursement/waiver	1.45	%(d)	1.43%	1.48%	1.58%	1.69%	1.89%
PORTFOLIO TURNOVER RATE	21	%(c)	36%	30%	33%	34%	53%

(a)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	53

Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

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Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,123,003,590	$–	$–	$1,123,003,590
Short Term Investments	20,018,391	–	–	20,018,391
TOTAL	$1,143,021,981	$–	$–	$1,143,021,981

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$8,260,559	$–	$–	$8,260,559
Short Term Investments	250,864	–	–	250,864
TOTAL	$8,511,423	$–	$–	$8,511,423

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$10,589,829	$–	$–	$10,589,829
Master Limited Partnerships(a)	95,318	–	–	95,318
Short Term Investments	87,206	–	–	87,206
TOTAL	$10,772,353	$–	$–	$10,772,353

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$397,226,519	$3,344,118	$–	$400,570,637
Other(a)	92,036,875	–	–	92,036,875
Short Term Investments	7,063,363	–	–	7,063,363
TOTAL	$496,326,757	$3,344,118	$–	$499,670,875

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Semi-Annual Report | October 31, 2017	55

Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Growth Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,940,048	$–	$–	$(2,940,048)
Total	$2,940,048	$–	$–	$(2,940,048)

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$10,047,881	$–	$–	$(10,047,881)
Total	$10,047,881	$–	$–	$(10,047,881)

The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. Additionally, the above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade. For the six months ended October 31, 2017, the Emerald Small Cap Value Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the six months ended October 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$350,959,721	$(29,145,960)	$321,813,761	$801,189,829
Emerald Small Cap Value Fund	2,055,711	(105,965)	1,949,746	6,310,813
Emerald Insights Fund	2,295,515	(205,717)	2,089,798	8,500,031
Emerald Banking and Finance Fund	159,940,392	(322,446)	159,617,946	332,989,566

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

For the fiscal year ended April 30, 2017, the Funds did not pay any distributions.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2017 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$328,951,947	$353,100,706
Emerald Small Cap Value Fund	2,274,415	2,383,899
Emerald Insights Fund	5,406,738	6,999,296
Emerald Banking and Finance Fund	99,565,763	109,829,047

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Semi-Annual Report | October 31, 2017	57

Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Emerald Growth Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Small Cap Value Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Insights Fund
Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Banking and Finance Fund
Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) set forth in the preceding table for Class A, Class C, Institutional Class, and Investor Class shares to the annual rates (as percentages of a Fund’s average daily net assets). This agreement (the “Expense Agreement”) is in effect from September 1, 2017 through August 31, 2018. The prior Expense Agreement was in effect from September 1, 2016 through August 31, 2017 for all Funds except the Emerald Small Cap Value Fund. The Emerald Small Cap Value Fund’s prior agreement was in effect from June 26, 2015 through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the expense agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of the waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue this waiver, prior to August 31, 2018, without the approval by the Fund’s Board. Fees waived/reimbursed by the Adviser for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

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Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Emerald Growth Fund
Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Small Cap Value Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.00%	1.25%

Emerald Insights Fund
Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

Emerald Banking and Finance Fund
Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the six months ended October 31, 2017, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Growth Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–
Emerald Small Cap Value Fund
Class A	$13,545	$–
Class C	759	–
Institutional Class	28,100	–
Investor Class	3,708	–
Emerald Insights Fund
Class A	$36,832	$–
Class C	436	–
Institutional Class	4,110	–
Investor Class	354	–
Emerald Banking and Finance Fund
Class A	$–	$–
Class C	–	–
Institutional Class	–	–
Investor Class	–	–

Semi-Annual Report | October 31, 2017	59

Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

As of October 31, 2017, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021	Total
Emerald Growth Fund
Class A	$–	$–	$–	$–	$–
Class C	–	–	–	–	–
Institutional Class	–	–	–	–	–
Investor Class	–	–	–	–	–
Emerald Small Cap Value Fund
Class A	$30	$256	$6,552	$13,545	$20,383
Class C	30	617	4,441	759	5,847
Institutional Class	37,563	64,181	67,420	28,100	197,264
Investor Class	852	5,731	8,254	3,708	18,545
Emerald Insights Fund
Class A	$25,475	$67,047	$80,509	$36,832	$209,863
Class C	115	467	792	436	1,810
Institutional Class	731	5,690	9,737	4,110	20,268
Investor Class	948	3,372	615	354	5,289
Emerald Banking and Finance Fund
Class A	$–	$–	$–	$–	$–
Class C	–	–	–	–	–
Institutional Class	–	–	–	–	–
Investor Class	–	–	–	–	–

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services Inc. (“ALPS”)) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of

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Emerald Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, except the Emerald Small Cap Value Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the six months ended October 31, 2017 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

The Emerald Small Cap Value Fund has adopted a Shareholder Services Plan (the “Plan”) with respect to its Class C shares. Under the Plan, the Fund is authorized to pay banks and its affiliates and other institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (“Class C Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of Class C shares of the Fund attributable to or held in the name of the Participating Organizations for its clients as compensation for providing shareholder service activities, which do not include distribution services pursuant to an agreement with Participating Organizations. Any amount of such payment not paid to the Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Plan for the six months ended October 31, 2017 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2017	61

Emerald Funds	Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Each Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (855) 828-9909 and (2) on the SEC’s website at http://www.sec.gov.

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Intentionally Left Blank

Emerald Mutual Funds
P.O. Box 8556
Denver, CO 80201
(855) 828-9909
www.emeraldmutualfunds.com

Investment adviser:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.
The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

GRANDEUR PEAK FUNDS

ELEVATED GLOBAL INVESTING®

SEMI-ANNUAL

October 31, 2017

EMERGING MARKETS OPPORTUNITIES FUND GPEOX | GPEIX

GLOBAL MICRO CAP FUND GPMCX

GLOBAL OPPORTUNITIES FUND GPGOX | GPGIX

GLOBAL REACH FUND GPROX | GPRIX

GLOBAL STALWARTS FUND GGSOX | GGSYX

INTERNATIONAL OPPORTUNITIES FUND GPIOX | GPIIX

INTERNATIONAL STALWARTS FUND GISOX | GISYX

Shareholder Letter	1
Performance Update	10
Disclosure of Fund Expenses	31
Portfolio of Investments
Grandeur Peak Emerging Markets Opportunities Fund	33
Grandeur Peak Global Micro Cap Fund	37
Grandeur Peak Global Opportunities Fund	41
Grandeur Peak Global Reach Fund	45
Grandeur Peak Global Stalwarts Fund	51
Grandeur Peak International Opportunities Fund	54
Grandeur Peak International Stalwarts Fund	58
Statements of Assets and Liabilities	61
Statements of Operations	63
Statements of Changes in Net Assets
Grandeur Peak Emerging Markets Opportunities Fund	65
Grandeur Peak Global Micro Cap Fund	66
Grandeur Peak Global Opportunities Fund	67
Grandeur Peak Global Reach Fund	68
Grandeur Peak Global Stalwarts Fund	69
Grandeur Peak International Opportunities Fund	70
Grandeur Peak International Stalwarts Fund	71
Financial Highlights
Grandeur Peak Emerging Markets Opportunities Fund	72
Grandeur Peak Global Micro Cap Fund	74
Grandeur Peak Global Opportunities Fund	75
Grandeur Peak Global Reach Fund	77
Grandeur Peak Global Stalwarts Fund	79
Grandeur Peak International Opportunities Fund	81
Grandeur Peak International Stalwarts Fund	83
Notes to Financial Statements	85
Disclosure Regarding Approval of Fund Advisory Agreement	96
Additional Information	98

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Dear Fellow Shareholders,

We have previously expressed our opinion of passive investing. We want to carry on that thread to bring in a discussion on Exchange Traded Funds (ETFs)1. Since the introduction of the very first ETF on January 1, 19932, ETFs have opened up an opportunity for investors to gain market exposure across a huge array of asset classes, geographies, sectors and investment strategies. BlackRock, the largest provider of ETFs in the world, now manages over $1 Trillion in 800 ETFs3. The growth of ETFs’ assets under management (AUM) has been impressive, and much has been written about this AUM growth coming at the expense of the traditional mutual fund industry. Indeed, as shown in the following chart by Jeffrey Kleintop, Chief Global Investment Strategist at Charles Schwab, it would seem that ETFs are “eating the US stock market” as reported by the Financial Times4.

Exhibit 1: Cumulative Flows into Equity ETFs and Equity Mutual Funds

Source: Charles Schwab, Bloomberg and Investment Company Institute (data from Jan 2013 – Aug 2017)
(https://www.schwab.com/resource-center/insights/content/what-are-fund-flows-telling-us-about-trends-and-risks-in-the-global-stock-market).

Past performance does not guarantee future results.

According to the January 4, 2017 Financial Times article cited above, outflows from actively-managed mutual funds have hit a cumulative $1.2 Trillion since 2007, while overall inflows into passive mutual funds and ETFs have topped $1.4 Trillion over the same period. ETFs now account for about 30% of all US trading by value and 23% by share volume.

In fact, over the 12 months from July 2016 – July 2017 assets in domestic and global equity ETFs increased by a combined $576.3 billion, almost double the rate from the previous period, according to the Investment Company Institute (ICI)5. That ETFs are gathering record-setting amounts of assets at the same time that the US stock market continues to reach new record highs has raised suspicion among market pundits that the two are somehow connected – that we are seeing an ETF bubble in the making. We’re not buying it. Sure, the US market has been driven to ever astonishing heights this year, and valuations are at record levels (google “Shiller CAPE”), but we’re not so sure it’s due to ETFs. For one thing, despite the huge growth in assets, ETFs are still only about 1/6th the size of traditional Equity mutual funds according to data from ICI.

[1]	An Exchange Traded Fund is a marketable security that owns the underlying assets and divides ownership of those assets into shares.
[2]	The SPDR S&P 500 trust (ticker: SPY)
[3]	Source: https://www.ishares.com/us
[4]	Source: https://www.ft.com/content/6dabad28-e19c-11e6-9645-c9357a75844a
[5]	Source: https://www.ici.org/research/stats/etf/etfs_07_17

Semi-Annual Report | October 31, 2017	1

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Exhibit 2: AUM of ETFs and Mutual Funds

Source: www.ici.org (data as of 3/31/2017)

At some point, if current flow trends continue, ETFs will indeed eat the US equity market, but for now we think the real danger that ETFs pose is that they are turning investors into speculators. We hate to generalize, but looking at trading data, as depicted in Exhibit 3 below, there is compelling evidence that owners of ETFs are doing more speculating than investing.

Currently, the largest ETF by assets is the SPDR® S&P 500® ETF (SPY)6 which as of 9/30/2017 had 968.2 million shares outstanding and an average daily trading volume over the month of September of 62.9 million shares7. That is, about 6.1% of the outstanding shares of this ETF change hands every day. Put another way, on average, the entire fund changes owners every 16.4 days.

Exhibit 3: Trading Volume of SPY as a % of shares outstanding

Source: Bloomberg (data from Jan 2012 – Sep 2017)

Past performance does not guarantee future results.

[6]	The SPDR® S&P 500® ETF Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index
[7]	Source: Bloomberg

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Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

The good news is that trading volumes as a percentage of shares outstanding having been declining over the past 5 years. But, the fact that SPY is trading hands every 16 days (currently) would indicate a whole lot of “short-termism” going on out there. And that’s bad, of course, because in the investment game, time is your friend.

Historically, SPY trading volumes have shot up when market volatility has spiked, as shown in Exhibit 4.

Exhibit 4: Trading Volumes vs. 12-month return for SPY

Source: Bloomberg (data from Dec 2006 – Sep 2017).

Past performance does not guarantee future results.

When volatility picks up, ETF speculators come out of the woodwork to trade. You can see at point A in the chart that volume spiked as speculators tried to get out of a falling market. At points B and C, volume spiked as speculators came back in chasing a rebound in returns. In all three cases, they were late; selling low and buying high. To quote a phrase that has been kicking around the internet since 2012:

“One of the consequences of such a short investment time horizon is that investors have begun to fear short-term market events and volatility as much or more than the factors that shape prospects for long-term economic and profit growth that drive stocks over the longer term.” 8

[8]	We’ll attribute this quote to Jeffrey Kleintop, who in 2012 was the Chief Market Strategist at LPL Financial.

Semi-Annual Report | October 31, 2017	3

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

You’ve probably all heard the phrase “time in the market beats timing the market.” JPMorgan Asset Management has illustrated how much an investor gives up in return by missing even a few big up-market days. Rather than re-invent the wheel, we’ll present their chart, which was most recently published on Jan 27, 2017:

Exhibit 5: Returns of the S&P 500

Performance of a $10,000 investment between 1/1/1997 and 12/30/2016

Source: JP Morgan Asset Management (https://am.jpmorgan.com/us/en/asset-management/gim/adv/insights/navigating-volatility).

Past performance does not guarantee future results.

In his June 2017 Insights, Richard Bernstein demonstrated that “it is painfully obvious that investors are very poor at timing investments regardless of whether they are active or passive” by publishing the following chart. He compared the 20-year performance of the “average investor” (as computed by DALBAR) to the returns of a broad range of asset and sub-asset class returns9.

[9]	Richard Bernstein, Active vs. Passive, Insights, http://www.rbadvisors.com/images/pdfs/Active_vs_Passive.pdf (June, 2017)

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Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Exhibit 6: 20 Year Annualized Return: The “Average Investor” vs. Various Asset Classes

Source: Richard Bernstein Advisors LLC., Bloomberg, MSCI, Standard & Poor’s, Russell, HFRI, BofA Merrill Lynch, DALBAR Inc., FHFA, FRB, FTSE. Total Returns in USD. *Avg Investor Asset Allocation returns are represented by the DALBAR Inc. Average Investor Asset Allocation Returns. (Data from 12/31/1996 – 12/31/2016).

Past performance does not guarantee future results.

The bottom line is that when it comes to investing: Patience truly is a Virtue. Hopefully we have communicated to you all that we are long-term, patient investors; and we hope that you are too. Investing with a long-term focus allows us to use market volatility to our advantage and to construct portfolios that we believe will deliver strong earnings growth, and thus eventually out-perform over the long term. Obviously we may not actually deliver on this goal, but this is what we come to work each day trying to accomplish.

Over short periods of time (i.e.: days, months or quarters), we absolutely don’t expect to be able to outperform “the market10,” and we hope that you don’t hold that expectation either. But when it comes to the long term (i.e. 5-10 years), we know that it is imperative that we outperform. The following charts plot the daily returns of our Global Opportunities Fund (GPGIX)11 against the daily returns of the MSCI All Country World Investible Market Index (ACWI IMI) since the Fund’s October 18, 2011 inception through September 29, 2017.

[10]	By “the market” we mean a broad global benchmark like the MSCI All Country World Index (ACWI) or the Russell Global Index.
[11]	We used Global Opportunities because this is our longest tenured global fund.

Semi-Annual Report | October 31, 2017	5

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Exhibit 7: Daily Returns: GPGIX vs. MSCI ACWI IMI

Source: ALPS Fund Services, MSCI (data from 10/18/2011 – 9/30/2017).

Past performance does not guarantee future results.

The way to read this chart is that each grey dot above the diagonal line represents a day when GPGIX had a higher return than the index (outperformance) and each dot below the line represents a day when GPGIX had a lower return than the index (underperformance). Visually you can see that on a daily basis GPGIX has about a 50/50 chance of outperforming12.

Lengthening out the investment period to rolling 90-day returns (quarters), you can see below that our “batting average” goes up. That is, there are more grey dots above the line. Over this time period, GPGIX outperformed in 83.2% of the 90-day periods. The fat dotted line represents the average distance of the grey dots above the solid black line, or the average level of outperformance.

[12]	In actuality, over this period, GPGIX outperformed 52.8% of the time.

6	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Exhibit 8: Rolling 90-day Returns: GPGIX vs. MSCI ACWI IMI

Source: ALPS Fund Services, MSCI (data from 10/18/2011 – 9/30/2017).

Past performance does not guarantee future results.

Looking at longer and longer periods we see that as the investment horizon lengthens, not only does our batting average go way up, but the average level of outperformance goes up as well (distance between the line and the dots) as shown in Exhibits 9 and 10, which represent rolling 750-day (3 year) and 1,250-day (5 year) returns respectively.

Exhibit 9: Rolling 750-day Returns: GPGIX vs. MSCI ACWI IMI

Source: ALPS Fund Services, MSCI (data from 10/18/2011 – 9/30/2017).

Past performance does not guarantee future results.

Semi-Annual Report | October 31, 2017	7

Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

Exhibit 10: Rolling 1,250-day Returns: GPGIX vs. MSCI ACWI IMI

Source: ALPS Fund Services, MSCI (data from 10/18/2011 – 9/30/2017).

Past performance does not guarantee future results.

Markets generally feel expensive right now, and the world is filled with uncertainty, but we continue to see and believe that taking a long-term approach to investing pays off.

Funds Commentary

We’re pleased with the performance of many of our Funds this period but point out the “tough” job of keeping up with a benchmark in this late-stage bull market. Many of our portfolios have an overweight to Emerging Markets, which has seen a deceleration in earnings momentum. Developed Markets such as Europe and our broad overweight to India have helped across the board and have seen some acceleration in momentum. As we review our Quality-Value-Momentum (QVM) matrix, we are largely comfortable with the quality of our owned names but continue to see stretched valuations in many pockets of the market. We’re continually asking ourselves where things can go well and where things might go wrong as we work to understand the relative defensiveness of our portfolios. We hope to continue to identify those companies with strong long-term growth potential, which can perform well in any given market environment.

Notes from the Road

Ben Gardiner is a global Research Analyst on the Healthcare Team and is a key member of the team covering India. He shares his thoughts on a recent trip to India below:

I traveled to India this quarter with Liping Cai, our Healthcare Portfolio Manager (PM), and Amy Hu Sunderland, our Consumer PM. We had an absolutely ruthless schedule on this trip but we’re home and have a healthy list of action items from the trip. I’m hopeful that when all is said and done, we’ll look back on this as a trip that helped us add performance for our clients. The goal was to combine timely meetings in tier-1 cities (e.g. Mumbai) with first-time visits to our companies located off the beaten path (e.g. Coimbatore). This was difficult to accomplish logistically but our broker was able to make it work.

We visited five cities across India in seven days (Mumbai, Ahmedabad, Hyderabad, Coimbatore, and Goa), which ultimately led to five domestic flights and an eight-hour road trip (in addition to the brutal 20+ hour international flights to and from the country). This really should have been six domestic flights and zero road trips but we got hit by the monsoon season, which caused a large number of delays and cancellations at the airport in Mumbai. It was quite frustrating actually. Our departure time from Mumbai was 9pm and we sat around at the departure gate until the airline finally told us that our flight was officially cancelled at 3am! Until that point, they hadn’t disclosed any updates! So we then called our driver and he agreed to drive us through the night all the way out to Ahmedabad (300 miles away) so that we wouldn’t miss several high priority meetings.

With multiple meetings scheduled for each day and flights to the next city at night, the obvious sacrifice on this trip was sleep. At the conclusion of our meetings on the one day where we didn’t have to get on an airplane, we got stuck in traffic due to the weather conditions. Essentially, what is normally a quick, 30-minute drive to our hotel became an interesting two-hour adventure. It was dark and

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Grandeur Peak Funds®	Shareholder Letter

October 31, 2017 (Unaudited)

the rain was heavy, making it very difficult to see the crowded roadway. From the safety of our backseat position, it appeared that we were driving up a small river as the local infrastructure rarely includes gutters and drainage systems. Even our broker commented that investors tend to avoid visiting during monsoon season. I think we understood why after our rain-soaked week. Fortunately, we arrived at our hotel safely that night, albeit much later than anticipated.

There was a silver lining to all of the logistical challenges we faced. Given the extreme weather conditions and, consequently, the various cancelled flights, it’s no surprise that we were forced to reschedule certain priority meetings. For one of the most important of these, we realized the only time left open on our trip was in the evening just hours before our return flight to Salt Lake City. The chairman of the company offered to have our team to his home and he and his wife treated us to an authentic Indian dinner. It was a nice way to end one of the more adventurous trips!

The Indian stock market does appear quite expensive. It’s hard to find a good Consumer, Industrial, or Materials name at a reasonable price and our Financials exposure feels fully valued. The two places that seem a bit unloved right now are Healthcare (mostly Pharmaceuticals) and Tech (mostly IT Services). Many of the pharmaceuticals stocks have been disrupted because of GST. We believe the issues caused by GST are transient and that companies should recover in the coming quarter or two. We believe the near-term challenges pale in comparison to the long-term opportunities for Indian healthcare as the population as a whole has underserved healthcare needs. The insights we gained by visiting numerous industry leaders have reaffirmed our decision to invest in companies in India.

Business Update

As we reflect on our first six years, we are pleased with the success of the portfolios and feel like we are on track with most of our original goals. We wanted to keep our assets nimble, to leverage our global perspective, and to fill out our industry teams to effectively cover the universe of investable stocks. Each of our industry teams is well staffed, three analysts deep. We’ve had several team members take the opportunity to live overseas for an extended period of time to provide “boots on the ground” research. We’ve just hired a new class of college interns, which has proven to be an effective recruiting tool for us to fill our long-term hiring needs. Our teams feel well-rounded and our research processes feels solid, although our never satisfied team always has an evolving list of improvements to make.

We appreciate our relationship with you and continue to work hard on your behalf.

The objective of all Grandeur Peak Funds is long-term growth of capital.

RISKS: Mutual fund investing involves risks and loss of principal is possible. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds. Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Grandeur Peak Funds prospectus, containing this and other information, visit www.grandeurpeakglobal.com or call 1-855-377-PEAK (7325). Please read it carefully before investing.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. The Funds do not accept any liability for losses either direct or consequential caused by the use of this information.

Past performance does not guarantee future results.

A list of Fund holdings as of October 31, 2017 can be found within each Fund’s Portfolio of Investments.

ALPS Distributors, Inc. is the Distributor for the Grandeur Peak Funds.

[i]	The MSCI ACWI Investable Market Index (IMI) captures large, mid and small cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 8,636 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set. You cannot invest directly in this or any index.

Semi-Annual Report | October 31, 2017	9

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

					Expense Ratio(b)
	6 Months	1 Year	3 Year	Since Inception(a)	Gross	Net(c)
Grandeur Peak Emerging Markets Opportunities Fund – Investor (GPEOX)	6.75%	14.40%	5.80%	7.31%	1.80%	1.80%
Grandeur Peak Emerging Markets Opportunities Fund – Institutional (GPEIX)	6.81%	14.62%	6.02%	7.53%	1.50%	1.50%
Russell Emerging Markets Small Cap Index(d)	10.67%	20.36%	4.62%	5.22%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of December 16, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Emerging Markets Small Cap Index seeks to measure the performance of the small-cap equity universe of emerging countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

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Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2017	11

Grandeur Peak Emerging Markets Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	71.7%
Africa/Middle East	9.7%
Europe	6.6%
Latin America	6.3%
North America	4.0%
Cash, Cash Equivalents, & Other Net Assets	1.7%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	25.0%
Financials	24.9%
Technology	18.4%
Industrials	12.5%
Health Care	11.6%
Energy & Materials	5.9%
Cash, Cash Equivalents, & Other Net Assets	1.7%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	2.2%
China Medical System Holdings, Ltd.	2.1%
Value Partners Group, Ltd.	2.1%
Security Bank Corp.	1.7%
Silergy Corp.	1.7%
FirstCash, Inc.	1.6%
Time Technoplast, Ltd.	1.6%
Yes Bank, Ltd.	1.5%
WNS Holdings, Ltd.	1.4%
BGEO Group PLC	1.3%
Total	17.2%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

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Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

				Expense Ratio(b)
	6 Months	1 Year	Since Inception(a)	Gross	Net(c)
Grandeur Peak Global MicroCap – Institutional (GPMCX)	13.02%	23.90%	16.79%	2.08%	2.00%
Russell Global Small Cap Index(d)	10.32%	25.02%	14.53%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 20, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement is in effect through August 31, 2018. The Adviser will be permitted to recover expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred . This agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2017	13

Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

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Grandeur Peak Global Micro Cap Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	34.6%
Europe	26.7%
North America	13.3%
Japan	12.7%
Australia/New Zealand	7.8%
Africa/Middle East	2.1%
Latin America	1.5%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	26.4%
Consumer	20.1%
Technology	18.9%
Industrials	15.0%
Health Care	12.0%
Energy & Materials	6.3%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
M&A Capital Partners Co., Ltd.	1.8%
Time Technoplast, Ltd.	1.6%
BBI Life Sciences Corp.	1.5%
Ananda Development PCL	1.5%
Skandiabanken ASA	1.4%
Pryce Corp.	1.4%
Hingham Institution for Savings	1.3%
Blue Sky Alternative Investments, Ltd.	1.3%
Syuppin Co., Ltd.	1.2%
Byke Hospitality, Ltd.	1.2%
Total	14.2%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	15

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

						Expense Ratio(b)
	6 Months	1 Year	3 Years	5 Years	Since Inception(a)	Gross	Net(c)
Grandeur Peak Global Opportunities Fund – Investor (GPGOX)	13.35%	26.82%	11.10%	15.34%	16.07%	1.62%	1.62%
Grandeur Peak Global Opportunities Fund – Institutional (GPGIX)	13.20%	27.07%	11.28%	15.62%	16.39%	1.37%	1.37%
Russell Global Small Cap Index(d)	10.32%	25.02%	9.53%	11.55%	11.64%
Russell Global Index(e)	10.45%	24.14%	8.71%	11.67%	11.94%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture .. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.
(e)	The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

16	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2017	17

Grandeur Peak Global Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	27.4%
Europe	26.8%
Asia ex Japan	26.4%
Japan	8.3%
Australia/New Zealand	2.8%
Latin America	2.1%
Africa/Middle East	1.7%
Cash, Cash Equivalents, & Other Net Assets	4.5%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	27.3%
Industrials	19.4%
Technology	19.2%
Consumer	18.0%
Health Care	9.7%
Energy & Materials	1.9%
Cash, Cash Equivalents, & Other Net Assets	4.5%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Power Integrations, Inc.	2.1%
Man Wah Holdings, Ltd.	1.9%
FirstCash, Inc.	1.5%
First Republic Bank	1.4%
Clinigen Group PLC	1.3%
Palfinger AG	1.2%
Alkem Laboratories, Ltd.	1.0%
Skandiabanken ASA	1.0%
Silergy Corp.	1.0%
Value Partners Group, Ltd.	1.0%
Total	13.4%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

18	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

					Expense Ratio(b)
	6 Months	1 Year	3 Years	Since Inception(a)	Gross	Net(c)
Grandeur Peak Global Reach Fund – Investor (GPROX)	11.09%	24.72%	10.01%	13.05%	1.54%	1.54%
Grandeur Peak Global Reach Fund – Institutional (GPRIX)	11.20%	25.02%	10.28%	13.31%	1.29%	1.29%
Russell Global Small Cap Index(d)	10.32%	25.02%	9.53%	9.77%
Russell Global Index(e)	10.45%	24.14%	8.71%	10.20%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of June 19, 2013.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1. 60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Global Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.
(e)	The Russell Global Index seeks to measure the performance of the global equity universe. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2017	19

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

20	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	29.6%
Europe	27.4%
North America	24.2%
Japan	6.7%
Africa/Middle East	5.0%
Australia/New Zealand	3.3%
Latin America	2.7%
Cash, Cash Equivalents, & Other Net Assets	1.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	23.8%
Consumer	21.9%
Technology	19.5%
Industrials	18.1%
Health Care	11.2%
Energy & Materials	4.4%
Cash, Cash Equivalents, & Other Net Assets	1.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	1.7%
First Republic Bank	1.5%
Wix.com, Ltd.	1.1%
China Medical System Holdings, Ltd.	1.0%
WNS Holdings, Ltd.	0.8%
SVB Financial Group	0.8%
Wirecard AG	0.8%
Selamat Sempurna Tbk PT	0.8%
Power Integrations, Inc.	0.8%
Clinigen Group PLC	0.8%
Total	10.1%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	21

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

				Expense Ratio(b)
	6 Months	1 Year	Since Inception(a)	Gross	Net(c)
Grandeur Peak Global Stalwarts – Investor (GGSOX)	11.60%	25.79%	17.81%	1.39%	1.35%
Grandeur Peak Global Stalwarts – Institutional (GGSYX)	11.72%(d)	26.05%	18.12%	1.14%	1.10%
Russell Global SMID Cap Index(e)	10.02%	23.61%	15.03%
Russell Global Index(f)	10.45%	24.14%	15.31%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. This agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
(e)	The Russell Global SMid Cap Index is designed to measure the performance of small- and mid-cap (SMid) securities and all capitalization securities respectively of issuers located in countries throughout the world representing developed and emerging markets. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.
(f)	The Russell Global Index seeks to measure the performance of the global equity universe. The index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

22	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The graphs shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2017	23

Grandeur Peak Global Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
North America	32.3%
Europe	26.1%
Asia ex Japan	23.5%
Japan	7.6%
Latin America	3.2%
Africa/Middle East	1.5%
Australia/New Zealand	1.2%
Cash, Cash Equivalents, & Other Net Assets	4.6%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	24.6%
Consumer	23.1%
Industrials	20.7%
Technology	16.7%
Health Care	8.1%
Energy & Materials	2.2%
Cash, Cash Equivalents, & Other Net Assets	4.6%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
First Republic Bank	2.5%
Nihon M&A Center, Inc.	2.5%
Power Integrations, Inc.	2.1%
Stantec, Inc.	2.1%
B&M European Value Retail SA	1.9%
Value Partners Group, Ltd.	1.8%
FirstCash, Inc.	1.5%
Brembo SpA	1.5%
Man Wah Holdings, Ltd.	1.5%
Aalberts Industries NV	1.4%
Total	18.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

24	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

						Expense Ratio(b)
	6 Months	1 Year	3 Years	5 Years	Since Inception(a)	Gross	Net(c)
Grandeur Peak International Opportunities Fund –Investor (GPIOX)	13.80%	26.36%	10.55%	14.85%	15.66%	1.62%	1.62%
Grandeur Peak International Opportunities Fund –Institutional (GPIIX)	13.73%	26.80%	10.80%	15.03%	15.90%	1.37%	1.37%
Russell Global ex-U.S. Small Cap Index(d)	11.98%	23.00%	9.10%	9.71%	9.43%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of October 17, 2011.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture . Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Global ex-U.S. Small Cap Index seeks to measure the performance of the small-cap segment of the global equity universe, excluding companies assigned to the United States. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Semi-Annual Report | October 31, 2017	25

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

26	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	33.7%
Europe	33.4%
North America	6.9%
Japan	10.8%
Australia/New Zealand	3.7%
Africa/Middle East	2.8%
Latin America	2.7%
Cash, Cash Equivalents, & Other Net Assets	6.0%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Financials	25.5%
Industrials	19.3%
Technology	17.9%
Consumer	17.9%
Health Care	10.4%
Energy & Materials	3.0%
Cash, Cash Equivalents, & Other Net Assets	6.0%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Man Wah Holdings, Ltd.	1.9%
FirstCash, Inc.	1.5%
Clinigen Group PLC	1.3%
Wirecard AG	1.2%
Alkem Laboratories, Ltd.	1.2%
Irish Residential Properties REIT PLC	1.2%
Silergy Corp.	1.1%
China Medical System Holdings, Ltd.	1.1%
Palfinger AG	1.1%
Skandiabanken ASA	1.1%
Total	12.7%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	27

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

				Expense Ratio(b)
	6 Months	1 Year	Since Inception(a)	Gross	Net(c)
Grandeur Peak International Stalwarts – Investor	12.58%	26.05%	19.57%	1.27%	1.27%
Grandeur Peak International Stalwarts – Institutional	12.71%	26.40%	19.84%	1.02%	1.02%
Russell Global ex-U.S. SMID Cap Index(d)	11.69%	23.47%	15.35%
Russell Global ex-U.S. Small Cap Index(e)	11.98%	23.00%	15.76%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-377-PEAK (7325).

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of September 1, 2015.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through this agreement to the extent that a Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses was deferred This agreement may not be terminated or modified prior to August 31, 2018 except with the approval of the Fund’s Board of Trustees.
(d)	The Russell Global ex-US SMid Cap Index is constructed to provide a comprehensive and unbiased barometer for the small- and mid-cap (SMid) segments excluding companies assigned to the United States. The Russell Global ex-US SMid Cap Index is reconstituted annually to accurately reflect the changes in the market over time. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.
(e)	The Russell Global ex-U.S. Small Cap Index is designed to measure the performance of small capitalization securities outside of the U.S. The Index is not actively managed and does not reflect any deductions for fees, expenses, or taxes. An investor may not invest directly in the Index.

28	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2017	29

Grandeur Peak International Stalwarts Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	35.4%
Asia ex Japan	30.5%
North America	11.0%
Japan	9.4%
Latin America	4.2%
Africa/Middle East	2.0%
Australia/New Zealand	1.4%
Cash, Cash Equivalents, & Other Net Assets	6.1%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	25.6%
Financials	22.6%
Industrials	21.8%
Technology	14.6%
Health Care	7.4%
Energy & Materials	1.9%
Cash, Cash Equivalents, & Other Net Assets	6.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Nihon M&A Center, Inc.	2.8%
Stantec, Inc.	2.6%
Value Partners Group, Ltd.	2.2%
B&M European Value Retail SA	2.2%
Brembo SpA	2.1%
Aalberts Industries NV	2.0%
Man Wah Holdings, Ltd.	1.9%
FirstCash, Inc.	1.7%
China Medical System Holdings, Ltd.	1.7%
MISUMI Group, Inc.	1.6%
Total	20.8%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

30	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2017 through of October 31, 2017.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Report | October 31, 2017	31

Grandeur Peak Funds®	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expense Ratio(a)	Expenses Paid During period May 1, 2017 - October 31, 2017(b)
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class
Actual	$1,000.00	$1,067.50	1.79%	$9.33
Hypothetical (5% return before expenses)	$1,000.00	$1,016.18	1.79%	$9.10
Institutional Class
Actual	$1,000.00	$1,068.10	1.55%	$8.08
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88
Grandeur Peak Global Micro Cap Fund
Institutional Class
Actual	$1,000.00	$1,130.20	2.00%	$10.74
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	2.00%	$10.16
Grandeur Peak Global Opportunities Fund
Investor Class
Actual	$1,000.00	$1,133.50	1.56%	$8.39
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	1.56%	$7.93
Institutional Class
Actual	$1,000.00	$1,132.00	1.31%	$7.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.31%	$6.67
Grandeur Peak Global Reach Fund
Investor Class
Actual	$1,000.00	$1,110.90	1.52%	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	1.52%	$7.73
Institutional Class
Actual	$1,000.00	$1,112.00	1.28%	$6.81
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.28%	$6.51
Grandeur Peak Global Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,116.00	1.35%	$7.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	1.35%	$6.87
Institutional Class
Actual	$1,000.00	$1,118.10	1.10%	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	1.10%	$5.60
Grandeur Peak International Opportunities Fund
Investor Class
Actual	$1,000.00	$1,138.00	1.55%	$8.35
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	1.55%	$7.88
Institutional Class
Actual	$1,000.00	$1,137.30	1.30%	$7.00
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.30%	$6.61
Grandeur Peak International Stalwarts Fund
Investor Class
Actual	$1,000.00	$1,125.80	1.18%	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.26	1.18%	$6.01
Institutional Class
Actual	$1,000.00	$1,127.10	0.93%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	0.93%	$4.74

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

32	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.16%)
Argentina (0.56%)
Despegar.com Corp.(a)	950	$29,260
Globant SA(a)	64,562	2,435,279
		2,464,539

Bangladesh (1.01%)
Olympic Industries, Ltd.	272,639	841,696
Square Pharmaceuticals, Ltd.	1,002,442	3,593,831
		4,435,527

Brazil (1.68%)
M Dias Branco SA	199,200	2,946,014
Raia Drogasil SA	128,800	3,099,421
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	234,400	1,311,975
		7,357,410

China (12.82%)
51job, Inc., ADR(a)	3,125	193,437
BBI Life Sciences Corp.(b)	9,968,500	3,986,684
BrightKing Holdings, Ltd.	833,721	1,824,486
China Medical System Holdings, Ltd.	5,082,000	9,393,499
CSPC Pharmaceutical Group, Ltd.	2,500,000	4,345,374
Ctrip.com International, Ltd., ADR(a)	60,175	2,881,781
Lida Holdings, Ltd.	446,000	1,500,986
Man Wah Holdings, Ltd.	10,834,800	9,777,347
O2Micro International, Ltd., ADR(a)	462,244	919,866
On-Bright Electronics, Inc.	577,941	4,129,587
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	484,800	2,370,744
Silergy Corp.	342,422	7,391,261
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,586,500	5,231,672
Yum China Holdings, Inc.(a)	54,375	2,194,031
		56,140,755

Colombia (2.38%)
Amerisur Resources PLC(a)	5,811,200	1,505,039
Bolsa de Valores de Colombia	214,691,892	1,722,024
Gran Tierra Energy, Inc.(a)	1,124,500	2,440,165
Parex Resources, Inc.(a)	356,831	4,746,314
		10,413,542

Egypt (2.05%)
African Export-Import Bank(a)	500,000	2,150,000
Commercial International Bank Egypt SAE	330,121	1,475,523
	Shares	Value (Note 2)
Egypt (continued)
Integrated Diagnostics Holdings PLC(b)(c)	371,100	$1,447,290
Juhayna Food Industries	3,399,871	1,761,936
Obour Land For Food Industries	2,116,943	2,135,338
		8,970,087

Georgia (2.70%)
BGEO Group PLC	118,812	5,617,689
Georgia Healthcare Group PLC(a)(b)(c)	319,225	1,483,927
TBC Bank Group PLC	207,206	4,711,438
		11,813,054

Greece (0.74%)
Sarantis SA	223,934	3,221,492

Hong Kong (6.16%)
Essex Bio-technology, Ltd.	6,022,000	3,882,721
International Housewares Retail Co., Ltd.	9,274,000	1,747,479
Jacobson Pharma Corp., Ltd.(b)	5,020,000	1,299,818
Plover Bay Technologies, Ltd.(b)	8,615,000	1,744,776
Samsonite International SA	753,900	3,145,518
TK Group Holdings, Ltd.	5,467,000	2,697,971
Value Partners Group, Ltd.	9,225,800	9,141,364
Vitasoy International Holdings, Ltd.	1,428,900	3,304,196
		26,963,843

India (15.63%)
Alkem Laboratories, Ltd.	191,673	5,545,004
Bajaj Finance, Ltd.	166,000	4,614,696
Byke Hospitality, Ltd.	981,000	2,381,647
City Union Bank, Ltd.	1,295,250	3,230,563
Control Print, Ltd.	332,504	2,048,015
Cyient, Ltd.	537,595	4,486,512
Dilip Buildcon, Ltd.(b)(c)	30,000	395,129
Eros International Media, Ltd.(a)	164,198	529,697
Essel Propack, Ltd.	455,500	2,006,004
Glenmark Pharmaceuticals, Ltd.	153,500	1,463,874
Hinduja Global Solutions, Ltd.	121,684	1,084,558
Indiabulls Housing Finance, Ltd.	179,500	3,447,625
Kellton Tech Solutions, Ltd.(a)	576,175	871,763
Kovai Medical Center and Hospital	75,083	1,313,840
Kwality, Ltd.	985,200	1,530,932
L&T Finance Holdings, Ltd.	672,500	2,088,479
L&T Technology Services, Ltd.(b)(c)	187,964	2,417,338

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	33

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
India (continued)
SBI Life Insurance Co., Ltd.(a)(b)(c)	32,443	$331,636
Somany Ceramics, Ltd.	132,000	1,730,416
Time Technoplast, Ltd.	2,417,221	6,960,059
Vaibhav Global, Ltd.(a)	200,319	2,028,202
Vakrangee, Ltd.	460,000	3,993,408
Vesuvius India, Ltd.	70,827	1,471,351
WNS Holdings, Ltd., ADR(a)	160,186	6,074,253
Yes Bank, Ltd.	1,325,000	6,428,489
		68,473,490

Indonesia (5.73%)
Ace Hardware Indonesia Tbk PT	10,593,500	980,265
Arwana Citramulia Tbk PT	58,293,000	1,650,471
Astra Graphia Tbk PT	6,590,300	646,275
Bank Rakyat Indonesia Persero Tbk PT	1,872,600	2,153,921
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,179,987
Delfi, Ltd.	866,400	940,703
Hexindo Adiperkasa Tbk PT	3,557,100	910,093
Indonesia Pondasi Raya Tbk PT	15,681,200	1,245,824
Link Net Tbk PT	7,350,500	2,704,442
Lippo Cikarang Tbk PT(a)	3,005,000	841,954
Panin Sekuritas Tbk PT	7,155,500	1,081,569
Sarana Menara Nusantara Tbk Pt	7,658,500	2,315,196
Selamat Sempurna Tbk PT	42,617,900	4,053,610
Tempo Scan Pacific Tbk PT	17,950,700	2,448,575
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	1,940,935
		25,093,820

Jordan (0.21%)
Hikma Pharmaceuticals PLC	60,400	933,764

Kenya (0.62%)
Safaricom, Ltd.	11,093,200	2,726,521

Malaysia (2.37%)
AEON Credit Service M Bhd	1,130,400	3,711,482
Berjaya Food Bhd	1,400,284	492,836
Bison Consolidated Bhd	740,500	423,293
CB Industrial Product Holding Bhd	3,616,200	1,648,580
My EG Services Bhd	5,214,900	2,697,681
Scicom MSC Bhd	3,146,500	1,404,721
		10,378,593

Mexico (2.40%)
Banregio Grupo Financiero SAB de CV	649,900	3,466,495
	Shares	Value (Note 2)
Mexico (continued)
Credito Real SAB de CV SOFOM ER	2,044,271	$3,284,184
Grupo Herdez SAB de CV	715,400	1,529,928
Unifin Financiera SAB de CV SOFOM ENR	663,600	2,249,873
		10,530,480

Oman (0.70%)
Tethys Oil AB	416,623	3,073,047

Pakistan (1.99%)
Abbott Laboratories Pakistan, Ltd.	132,850	933,929
Akzo Nobel Pakistan, Ltd.	852,800	1,700,580
Bank Al Habib, Ltd.	1,609,000	841,198
Bata Pakistan, Ltd.	5,960	148,526
Kohinoor Textile Mills, Ltd.	1,426,178	901,863
Meezan Bank, Ltd.	2,408,320	1,498,012
Pak Elektron, Ltd.	2,219,500	1,242,971
Systems, Ltd.	2,181,500	1,440,596
		8,707,675

Peru (1.68%)
Alicorp SAA	1,049,255	3,276,400
Credicorp, Ltd.	19,475	4,078,844
		7,355,244

Philippines (5.35%)
Concepcion Industrial Corp.	3,282,792	4,133,297
Holcim Philippines, Inc.	3,694,500	858,770
Pepsi-Cola Products Philippines, Inc.	23,627,000	1,318,078
Puregold Price Club, Inc.	3,372,100	3,331,276
Robinsons Land Corp.	6,379,600	3,114,110
Robinsons Retail Holdings, Inc.	1,675,000	3,147,215
Security Bank Corp.	1,580,600	7,531,769
		23,434,515

Poland (2.56%)
Dino Polska SA(a)(b)(c)	241,300	4,542,336
LiveChat Software SA	208,859	2,768,567
Medicalgorithmics SA	27,700	1,534,175
PGS Software SA	426,467	1,609,818
Wawel SA	2,814	746,300
		11,201,196

Russia (0.67%)
MD Medical Group Investments PLC, GDR(b)	117,400	1,220,960
Moscow Exchange MICEX-RTS PJSC	838,410	1,692,017
		2,912,977

See Notes to Financial Statements.

34	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
South Africa (3.83%)
ARB Holdings, Ltd.	1,134,108	$481,277
Blue Label Telecoms, Ltd.	1,363,023	1,662,958
Capitec Bank Holdings, Ltd.	23,200	1,542,165
Cartrack Holdings, Ltd.	2,096,700	2,224,419
Clicks Group, Ltd.	113,000	1,266,207
EOH Holdings, Ltd.	396,824	2,958,481
Interwaste Holdings, Ltd.(a)	15,918,682	1,047,078
Italtile, Ltd.	1,502,579	1,467,641
Transaction Capital, Ltd.	3,877,628	4,111,088
		16,761,314

South Korea (8.49%)
BGF retail Co., Ltd.	43,500	3,071,228
Daebongls Co., Ltd.	197,000	1,709,145
Daewon Pharmaceutical Co., Ltd.	37,324	594,665
Hanssem Co., Ltd.	11,000	1,674,030
Hy-Lok Corp.	127,297	2,806,477
Interpark Holdings Corp.	265,500	991,759
ISC Co., Ltd.	161,999	3,065,452
i-SENS, Inc.	86,500	1,822,109
Koh Young Technology, Inc.	32,744	2,244,601
Korea Kolmar Co., Ltd.	14,500	1,071,629
LEENO Industrial, Inc.	55,500	2,536,350
LG Household & Health Care, Ltd.	3,700	3,887,089
Loen Entertainment, Inc.	55,000	5,228,277
Mando Corp.	8,000	2,331,414
Medy-Tox, Inc.	3,000	1,134,021
Vitzrocell Co., Ltd.(a)(d)	444,769	3,022,095
		37,190,341

Sri Lanka (2.12%)
Hatton National Bank PLC	1,185,402	2,081,832
Hemas Holdings PLC	3,255,526	2,754,880
Royal Ceramics Lanka PLC	3,593,775	2,760,393
Sampath Bank PLC	773,791	1,711,029
		9,308,134

Switzerland (0.64%)
Wizz Air Holdings PLC(a)(b)(c)	64,800	2,818,602

Taiwan (6.78%)
ASPEED Technology, Inc.	74,929	1,731,644
Cub Elecparts, Inc.	152,980	1,509,029
Dr. Wu Skincare Co., Ltd.	217,000	971,336
I Yuan Precision Ind Co., Ltd.	507,000	1,975,248
Materials Analysis Technology, Inc.	501,000	1,448,539
Rafael Microelectronics, Inc.	227,000	1,546,727
Sinmag Equipment Corp.	1,039,133	5,271,551
Sitronix Technology Corp.	942,000	2,667,378
Sporton International, Inc.	1,044,317	5,297,850
Tehmag Foods Corp.	145,200	1,076,019
Test Research, Inc.	1,950,000	2,715,562
	Shares	Value (Note 2)
Taiwan (continued)
TSC Auto ID Technology Co., Ltd.	171,000	$1,250,203
TTFB Co., Ltd.	179,000	1,326,497
Voltronic Power Technology Corp.	49,000	922,827
		29,710,410

Thailand (1.88%)
Ananda Development PCL	25,461,800	4,560,437
Srisawad Power Corp. PCL	1,750,240	3,661,700
		8,222,137

Turkey (0.69%)
Anadolu Hayat Emeklilik AS	577,500	1,027,567
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	1,296,386
AvivaSA Emeklilik ve Hayat AS	140,700	695,053
		3,019,006

United Arab Emirates (0.32%)
Aramex PJSC	1,018,125	1,419,357

United States (1.63%)
FirstCash, Inc.	111,970	7,149,285

Vietnam (1.77%)
DHG Pharmaceutical JSC	52,215	230,585
FPT Corp.	713,527	1,583,347
Lix Detergent JSC	437,310	866,437
Nui Nho Stone JSC	275,493	658,636
Vietnam Dairy Products JSC	666,076	4,428,287
		7,767,292

TOTAL COMMON STOCKS
(Cost $354,645,762)		429,967,449

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.15%)
Malaysia (0.15%)
AEON Credit Service M Bhd 3.50%, 09/15/2020	$2,260,800	$667,533

TOTAL CORPORATE BONDS
(Cost $537,071)		667,533

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	35

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
RIGHTS AND WARRANTS (0.02%)
Sri Lanka (0.02%)
Sampath Bank Plc, strike price 245.00 LKR, expires 11/15/2017	128,965	$79,498

Taiwan (0.00%)(e)
Materials Analysis Technology, strike price 82.00 TWD, expires 12/11/2017	67,660	11,666

TOTAL RIGHTS AND WARRANTS
(Cost $0)		91,164

TOTAL INVESTMENTS (98.33%)
(Cost $355,182,833)		$430,726,146

Other Assets In Excess Of Liabilities (1.67%)		7,306,008

NET ASSETS (100.00%)		$438,032,154
(a)	Non-Income Producing Security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $29,290,913, representing 6.69% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $21,038,674 representing 4.80% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

(e)	Less than 0.005%.

Currency Abbreviations:

LKR - Sri Lankan Rupee

TWD - Taiwan Dollar

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

36	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.12%)
Australia (5.63%)
Australian Ethical Investment, Ltd.	415	$40,020
Beacon Lighting Group, Ltd.	79,100	88,387
Blue Sky Alternative Investments, Ltd.	48,300	520,487
CTI Logistics, Ltd.	158,141	135,557
Fiducian Group, Ltd.	106,428	443,928
Greencross, Ltd.	46,500	188,977
Lycopodium, Ltd.	94,426	306,782
Medical Developments International, Ltd.	15,057	72,601
Mitula Group, Ltd.(a)	387,052	164,408
Monash IVF Group, Ltd.	79,900	95,396
National Storage REIT	158,694	179,149
National Veterinary Care, Ltd.	2,300	4,647
Netwealth Group, Ltd.(a)	200	566
Reject Shop, Ltd.	21,835	77,875
		2,318,780

Bangladesh (0.32%)
Berger Paints Bangladesh, Ltd.	5,281	132,899

Britain (9.14%)
AB Dynamics PLC	12,432	106,500
Arrow Global Group PLC	37,119	208,661
City of London Investment Group PLC	36,977	199,759
dotdigital group PLC	187,400	222,761
Horizon Discovery Group PLC(a)	42,400	144,163
IDOX PLC	92,000	76,216
LoopUp Group PLC(a)	103,800	403,247
Morses Club PLC	78,838	137,823
Motorpoint group PLC(b)	36,651	74,234
On the Beach Group PLC(b)(c)	51,200	280,505
Oxford Immunotec Global PLC(a)	22,794	301,337
Premier Asset Management Group PLC	121,300	325,431
Premier Technical Services Group PLC	83,600	185,981
River & Mercantile Group PLC	61,300	286,176
S&U PLC	3,000	79,490
Sanne Group PLC	42,937	456,214
Softcat PLC	21,500	153,199
Tracsis PLC	19,300	124,962
		3,766,659

Canada (1.33%)
Biosyent, Inc.(a)	41,993	345,032
Cipher Pharmaceuticals, Inc.(a)	31,300	105,053
	Shares	Value (Note 2)
Canada (continued)
DIRTT Environmental Solutions(a)	20,200	$99,740
		549,825

China (5.56%)
BBI Life Sciences Corp.(b)	1,555,000	621,888
BrightKing Holdings, Ltd.	165,332	361,807
Hop Hing Group Holdings, Ltd.	3,397,000	101,456
O2Micro International, Ltd., ADR(a)	226,900	451,531
On-Bright Electronics, Inc.	49,572	354,209
Xiabuxiabu Catering
Management China Holdings Co., Ltd.(b)(c)	274,500	400,417
		2,291,308

Colombia (1.55%)
Amerisur Resources PLC(a)	1,326,900	343,653
Bolsa de Valores de Colombia	20,370,422	163,389
Gran Tierra Energy, Inc.(a)	59,850	129,875
		636,917

Egypt (0.36%)
Obour Land For Food Industries	149,039	150,334

France (2.51%)
Esker SA	3,500	216,487
Infotel SA	1,340	79,606
Medicrea International(a)	16,100	73,891
Neurones	4,800	160,190
Tessi SA	850	171,767
Thermador Groupe	2,721	332,582
		1,034,523

Georgia (1.10%)
Georgia Healthcare Group PLC(a)(b)(c)	34,700	161,304
TBC Bank Group PLC	12,822	291,546
		452,850

Germany (1.19%)
Nexus AG	6,200	188,171
publity AG	6,900	303,857
		492,028

Greece (0.93%)
Sarantis SA	26,700	384,104

Greenland (0.38%)
Gronlandsbanken A/S	1,552	155,485

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	37

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Hong Kong (3.10%)
Essex Bio-technology, Ltd.	519,000	$334,628
International Housewares Retail Co., Ltd.	1,210,000	227,998
Jacobson Pharma Corp., Ltd.(b)	775,000	200,669
Plover Bay Technologies, Ltd.(b)	1,096,000	221,971
TK Group Holdings, Ltd.	591,000	291,659
		1,276,925

India (7.30%)
Byke Hospitality, Ltd.	196,779	477,735
Control Print, Ltd.	23,500	144,745
Cyient, Ltd.	23,640	197,288
Essel Propack, Ltd.	31,522	138,822
Igarashi Motors India, Ltd.	17,000	238,959
Kellton Tech Solutions, Ltd.(a)	49,232	74,489
Kovai Medical Center and Hospital	21,967	384,390
Kwality, Ltd.	107,500	167,047
Somany Ceramics, Ltd.	13,033	170,852
Thyrocare Technologies, Ltd.(a)	14,000	149,572
Time Technoplast, Ltd.	232,015	668,056
Vaibhav Global, Ltd.(a)	1,792	18,144
Vesuvius India, Ltd.	8,570	178,032
		3,008,131

Indonesia (3.09%)
Arwana Citramulia Tbk PT	7,920,100	224,245
Astra Graphia Tbk PT	1,179,700	115,687
BFI Finance Indonesia Tbk PT	6,449,300	332,867
Hexindo Adiperkasa Tbk PT	634,500	162,338
Lippo Cikarang Tbk PT(a)	102,300	28,663
Panin Sekuritas Tbk PT	272,700	41,219
Selamat Sempurna Tbk PT	3,863,900	367,516
		1,272,535

Ireland (1.63%)
Hostelworld Group PLC(b)(c)	43,487	197,386
Irish Residential Properties REIT PLC	275,700	473,695
		671,081

Japan (12.66%)
Abist Co., Ltd.	4,400	175,683
AIT Corp.	19,600	228,053
Amiyaki Tei Co., Ltd.	4,800	224,581
Anshin Guarantor Service Co., Ltd.	19,200	82,403
Arcland Service Holdings Co., Ltd.	8,000	176,175
Atrae, Inc.(a)	3,400	201,240
Central Automotive Products, Ltd.	16,500	267,442
eGuarantee, Inc.	5,500	154,303
	Shares	Value (Note 2)
Japan (continued)
Encourage Technologies Co., Ltd.	4,000	$76,092
Future Corp.	22,700	227,988
GCA Corp.	23,200	211,178
Hard Off Corp. Co., Ltd.	44,400	454,133
Interworks, Inc.	13,400	134,230
Komehyo Co., Ltd.	7,000	110,813
M&A Capital Partners Co., Ltd.(a)	14,200	740,565
Marklines Co, Ltd.	20,500	197,960
Naigai Trans Line, Ltd.	10,800	160,711
Prestige International, Inc.	16,900	181,775
Qol Co., Ltd.	11,400	208,840
Quick Co., Ltd.	12,900	222,024
Synchro Food Co., Ltd.(a)	6,800	104,657
Syuppin Co., Ltd.	22,500	510,532
Trancom Co., Ltd.	2,700	163,845
		5,215,223

Malaysia (1.58%)
AEON Credit Service M Bhd	64,950	213,253
Bison Consolidated Bhd	571,000	326,401
Scicom MSC Bhd	251,600	112,324
		651,978

Mexico (0.37%)
Credito Real SAB de CV SOFOM ER	95,430	153,311

Netherlands (0.77%)
Shop Apotheke Europe NV(a)(c)	4,267	315,522

New Zealand (2.19%)
CBL Corp., Ltd.	159,993	321,880
Restaurant Brands New Zealand, Ltd.	54,264	251,761
Trilogy International, Ltd.	204,522	328,893
		902,534

Norway (4.37%)
Infront ASA(a)	65,100	195,268
Medistim ASA	25,862	221,638
Multiconsult ASA(b)(c)	22,900	242,513
Nordic Semiconductor ASA(a)	14,700	73,608
Self Storage Group ASA(a)	82,800	141,920
Skandiabanken ASA(b)(c)	57,900	586,585
Webstep ASA(a)	106,700	338,336
		1,799,868

Oman (0.35%)
Tethys Oil AB	19,300	142,358

Pakistan (0.59%)
Akzo Nobel Pakistan, Ltd.	71,300	142,180

See Notes to Financial Statements.

38	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Pakistan (continued)
Kohinoor Textile Mills, Ltd.	159,000	$100,546
		242,726

Philippines (1.98%)
Concepcion Industrial Corp.	169,770	213,754
Pepsi-Cola Products Philippines, Inc.	371,000	20,697
Pryce Corp.(a)	4,586,500	579,254
		813,705

Poland (1.26%)
LiveChat Software SA	13,800	182,928
Medicalgorithmics SA	2,600	144,002
PGS Software SA	51,047	192,691
		519,621

Singapore (0.79%)
Riverstone Holdings, Ltd.	419,800	324,913

South Africa (0.75%)
ARB Holdings, Ltd.	400,143	169,807
Cartrack Holdings, Ltd.	132,200	140,253
		310,060

South Korea (2.80%)
Daebongls Co., Ltd.	19,226	166,802
Daewon Pharmaceutical Co., Ltd.	8,250	131,443
Hy-Lok Corp.	8,412	185,457
ISC Co., Ltd.	12,447	235,530
Koh Young Technology, Inc.	2,010	137,786
LEENO Industrial, Inc.	4,800	219,360
Vitzrocell Co., Ltd.(a)(d)	11,180	75,965
		1,152,343

Sri Lanka (0.95%)
Royal Ceramics Lanka PLC	267,000	205,084
Sampath Bank PLC	84,605	187,081
		392,165

Sweden (3.02%)
Absolent Group AB	8,029	114,369
Bufab AB	10,821	129,257
HIQ International AB	26,600	190,643
Moberg Pharma AB(a)	20,900	94,868
Odd Molly International AB	28,046	77,723
Swedencare AB(a)	50,955	146,079
TF Bank AB(b)	11,400	129,025
Vitec Software Group AB, Class B	35,500	360,443
		1,242,407

Taiwan (3.82%)
Dr. Wu Skincare Co., Ltd.	26,100	116,829
	Shares	Value (Note 2)
Taiwan (continued)
I Yuan Precision Ind Co., Ltd.	35,000	$136,358
Materials Analysis Technology, Inc.	48,045	138,912
Rafael Microelectronics, Inc.	20,000	136,276
Sinmag Equipment Corp.	34,000	172,483
Sitronix Technology Corp.	66,000	186,886
Sporton International, Inc.	24,481	124,193
Tehmag Foods Corp.	25,300	187,488
TSC Auto ID Technology Co., Ltd.	27,000	197,401
TTFB Co., Ltd.	24,000	177,854
		1,574,680

Thailand (1.50%)
Ananda Development PCL	3,447,000	617,389

United States (11.64%)
Aratana Therapeutics, Inc.(a)	19,400	111,162
Bank of Marin Bancorp	2,975	201,556
BioDelivery Sciences International, Inc.(a)	42,375	121,828
Diamond Hill Investment Group, Inc.	800	169,544
Esquire Financial Holdings, Inc.(a)	5,075	84,803
First of Long Island Corp.	13,150	414,882
GBGI, Ltd.(a)	192,500	444,864
Hackett Group, Inc.	12,350	190,684
Hennessy Advisors, Inc.	2,328	38,459
Hingham Institution for Savings	2,715	528,610
Inphi Corp.(a)	3,600	147,528
K2M Group Holdings, Inc.(a)	5,450	107,311
Kinsale Capital Group, Inc.	5,100	221,238
LGI Homes, Inc.(a)	2,900	174,957
Malibu Boats, Inc., Class A(a)	4,686	146,203
NV5 Global, Inc.(a)	4,350	252,735
OrthoPediatrics Corp.(a)	2,000	36,520
Reis, Inc.	4,375	79,844
Seacoast Commerce Banc Holdings	15,325	309,565
STAAR Surgical Co.(a)	15,175	201,069
Transcat, Inc.(a)	15,166	192,608
Trecora Resources(a)	13,258	161,085
TriMas Corp.(a)	5,900	156,645
Veracyte, Inc.(a)	19,333	165,297
Zix Corp.(a)	27,775	134,709
		4,793,706

Vietnam (1.61%)
DHG Pharmaceutical JSC	59,780	263,993
Lix Detergent JSC	107,410	212,810

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	39

Grandeur Peak Global Micro Cap Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Vietnam (continued)
Taisun Int'l Holding Corp.	46,000	$188,365
		665,168

TOTAL COMMON STOCKS
(Cost $32,353,895)		40,424,061

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.52%)
Germany (0.42%)
publity AG
3.50%, 11/17/2020	$150,000	$174,028

Malaysia (0.10%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$129,900	38,355

TOTAL CORPORATE BONDS
(Cost $195,634)		212,383

	Shares	Value (Note 2)
RIGHTS AND WARRANTS (0.02%)
Sri Lanka (0.02%)
Sampath Bank Plc, strike price 245.00 LKR, expires 11/15/2017	14,100	8,692

Taiwan (0.00%)(e)
Materials Analysis Technology, strike price 82.00 TWD, expires 12/11/2017	6,488	1,118

TOTAL RIGHTS AND WARRANTS
(Cost $0)		9,810

TOTAL INVESTMENTS (98.66%)
(Cost $32,549,529)		$40,646,254

Other Assets In Excess Of Liabilities (1.34%)		552,838

NET ASSETS (100.00%)		$41,199,092
(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $3,116,497, representing 7.56% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $2,184,232 representing 5.30% of net assets.
(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(e)	Less than 0.005%.

Currency Abbreviations:

LKR - Sri Lankan Rupee

TWD - Taiwan Dollar

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

40	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.47%)
Argentina (0.42%)
Globant SA(a)	87,275	$3,292,013

Australia (1.57%)
Blue Sky Alternative Investments, Ltd.	291,700	3,143,398
Greencross, Ltd.	544,716	2,213,732
Magellan Financial Group, Ltd.	193,064	3,586,175
National Storage REIT	1,609,090	1,816,489
National Veterinary Care, Ltd.	280,456	566,668
Netwealth Group, Ltd.(a)	4,600	13,026
Reject Shop, Ltd.	276,478	986,068
		12,325,556

Austria (1.20%)
Palfinger AG	213,105	9,432,945

Belgium (0.82%)
Melexis NV	64,493	6,461,474

Britain (9.62%)
Abcam PLC	139,253	1,840,243
Arrow Global Group PLC	765,039	4,300,589
Ascential PLC	471,400	2,109,298
B&M European Value Retail SA	1,065,300	5,621,315
Clinigen Group PLC	645,076	10,084,045
Close Brothers Group PLC	128,900	2,377,949
Diploma PLC	175,800	2,519,346
Domino's Pizza Group PLC	624,200	2,783,060
EMIS Group PLC	371,617	4,748,080
Intertek Group PLC	39,800	2,867,677
Metro Bank PLC(a)	75,800	3,580,968
Motorpoint group PLC(b)	747,358	1,513,721
On the Beach Group PLC(b)(c)	608,300	3,332,646
Oxford Immunotec Global PLC(a)	246,554	3,259,444
Premier Asset Management Group PLC	248,700	667,228
River & Mercantile Group PLC	477,200	2,227,785
RPS Group PLC	1,508,839	5,896,670
Sanne Group PLC	618,914	6,576,089
Secure Trust Bank PLC	110,600	2,710,185
Ted Baker PLC	75,000	2,759,233
Ultra Electronics Holdings PLC	150,750	3,651,990
		75,427,561

Canada (2.05%)
Biosyent, Inc.(a)	238,700	1,961,259
Cipher Pharmaceuticals, Inc.(a)	588,400	1,974,864
Richelieu Hardware, Ltd.	173,865	4,553,832
Spartan Energy Corp.(a)	30,134	159,534
	Shares	Value (Note 2)
Canada (continued)
Stantec, Inc.	259,512	$7,414,628
		16,064,117

China (6.78%)
BBI Life Sciences Corp.(b)	12,969,000	5,186,669
BrightKing Holdings, Ltd.	342,000	748,421
China Medical System Holdings, Ltd.	3,354,000	6,199,487
CSPC Pharmaceutical Group, Ltd.	2,960,000	5,144,922
Man Wah Holdings, Ltd.	16,275,000	14,686,595
O2Micro International, Ltd., ADR(a)	870,186	1,731,670
On-Bright Electronics, Inc.	831,181	5,939,074
Silergy Corp.	353,852	7,637,980
Xiabuxiabu Catering
Management China
Holdings Co., Ltd.(b)(c)	4,005,000	5,842,144
		53,116,962

Colombia (0.81%)
Amerisur Resources PLC(a)	3,109,700	805,379
Gran Tierra Energy, Inc.(a)	775,950	1,683,812
Parex Resources, Inc.(a)	288,300	3,834,763
		6,323,954

Egypt (0.07%)
Integrated Diagnostics
Holdings PLC(b)(c)	131,600	513,240

Finland (0.38%)
Metso OYJ	81,000	2,944,753

France (1.66%)
Alten SA	17,853	1,562,825
Bureau Veritas SA	81,100	2,172,323
Esker SA	30,047	1,858,513
Infotel SA	12,620	749,721
Medicrea International(a)	150,185	689,275
Neurones	39,608	1,321,836
Tessi SA	8,710	1,760,101
Thermador Groupe	23,869	2,917,454
		13,032,048

Georgia (0.98%)
BGEO Group PLC	111,900	5,290,875
TBC Bank Group PLC	105,500	2,398,853
		7,689,728

Germany (3.79%)
Aroundtown SA	734,200	5,157,055
GRENKE AG	20,700	2,025,683
Nexus AG	127,175	3,859,783
Norma Group SE	76,768	5,223,210
PATRIZIA Immobilien AG(a)	187,213	3,949,340

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	41

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Germany (continued)
publity AG	83,400	$3,672,699
Wirecard AG	58,785	5,789,622
		29,677,392

Hong Kong (2.05%)
International Housewares Retail Co., Ltd.	12,296,000	2,316,907
Samsonite International SA	845,000	3,525,617
Value Partners Group, Ltd.	7,635,000	7,565,123
Vitasoy International Holdings, Ltd.	1,135,483	2,625,697
		16,033,344

India (7.31%)
Alkem Laboratories, Ltd.	270,131	7,814,755
Bajaj Finance, Ltd.	203,250	5,650,222
Byke Hospitality, Ltd.	869,500	2,110,950
City Union Bank, Ltd.	616,593	1,537,883
Cyient, Ltd.	532,616	4,444,959
Essel Propack, Ltd.	186,695	822,197
Genpact, Ltd.	52,450	1,597,103
Glenmark Pharmaceuticals, Ltd.	193,500	1,845,340
Hinduja Global Solutions, Ltd.	212,100	1,890,427
Indiabulls Housing Finance, Ltd.	143,500	2,756,179
Kellton Tech Solutions, Ltd.(a)	593,000	897,219
Kovai Medical Center and Hospital	25,501	446,229
L&T Finance Holdings, Ltd.	673,000	2,090,032
L&T Technology Services, Ltd.(b)(c)	29,848	383,865
SBI Life Insurance Co., Ltd.(a)(b)(c)	57,297	585,697
Tata Investment Corp., Ltd.	41,672	559,122
Time Technoplast, Ltd.	1,450,205	4,175,668
Vakrangee, Ltd.	650,000	5,642,859
Vesuvius India, Ltd.	37,365	776,216
WNS Holdings, Ltd., ADR(a)	158,125	5,996,100
Yes Bank, Ltd.	1,081,000	5,244,677
		57,267,699

Indonesia (2.25%)
Arwana Citramulia Tbk PT	59,516,800	1,685,121
Astra Graphia Tbk PT	7,655,400	750,723
Bank Rakyat Indonesia Persero Tbk PT	1,973,500	2,269,980
Delfi, Ltd.	1,572,400	1,707,250
Link Net Tbk PT	3,945,800	1,451,763
Panin Sekuritas Tbk PT	4,960,800	749,835
Selamat Sempurna Tbk PT	59,713,000	5,679,614
Tempo Scan Pacific Tbk PT	15,553,000	2,121,515
	Shares	Value (Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co. Tbk PT	13,018,000	$1,252,608
		17,668,409

Ireland (0.34%)
Irish Residential Properties REIT PLC	1,553,046	2,668,372

Israel (0.45%)
Wix.com, Ltd.(a)	50,750	3,542,350

Italy (0.38%)
Brembo SpA	182,700	3,017,761

Japan (8.29%)
AIT Corp.	365,500	4,252,729
Amiyaki Tei Co., Ltd.	69,200	3,237,712
Arcland Service Holdings Co., Ltd.	148,800	3,276,858
Create SD Holdings Co., Ltd.	146,700	3,669,274
CyberAgent, Inc.	68,200	2,099,292
Dip Corp.	123,300	2,995,071
Future Corp.	220,300	2,212,590
GCA Corp.	389,000	3,540,873
Hard Off Corp. Co., Ltd.	250,700	2,564,215
Japan Lifeline Co., Ltd.	52,400	2,506,979
M&A Capital Partners Co., Ltd.(a)	84,700	4,417,317
Macromill, Inc.	96,100	2,882,028
MISUMI Group, Inc.	136,600	3,724,199
Naigai Trans Line, Ltd.	55,300	822,898
Nihon M&A Center, Inc.	111,000	5,281,298
Prestige International, Inc.	219,000	2,355,543
SK Kaken Co., Ltd.	11,000	912,757
Suruga Bank, Ltd.	67,500	1,524,471
Synchro Food Co., Ltd.(a)	102,900	1,583,703
Syuppin Co., Ltd.	141,400	3,208,408
Tokyo Century Corp.	42,100	1,823,513
Trancom Co., Ltd.	100,470	6,096,856
		64,988,584

Luxembourg (0.70%)
Grand City Properties SA	116,300	2,492,686
L'Occitane International SA	1,596,753	3,033,287
		5,525,973

Malaysia (0.72%)
AEON Credit Service M Bhd	880,220	2,890,057
My EG Services Bhd	5,261,600	2,721,839
		5,611,896

Mexico (0.61%)
Banregio Grupo Financiero
SAB de CV	383,034	2,043,061

See Notes to Financial Statements.

42	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Mexico (continued)
Credito Real SAB de CV SOFOM ER	1,688,349	$2,712,384
		4,755,445

Netherlands (0.55%)
Aalberts Industries NV	87,822	4,331,871

New Zealand (1.18%)
CBL Corp., Ltd.	1,107,672	2,228,462
Restaurant Brands New Zealand, Ltd.	1,021,020	4,737,078
Trilogy International, Ltd.	1,411,798	2,270,320
		9,235,860

Norway (1.90%)
Medistim ASA	152,700	1,308,643
Multiconsult ASA(b)(c)	156,000	1,652,057
Nordic Semiconductor ASA(a)	350,111	1,753,127
Norwegian Finans Holding ASA(a)	195,467	2,440,944
Skandiabanken ASA(b)(c)	761,300	7,712,730
		14,867,501

Oman (0.20%)
Tethys Oil AB	218,000	1,607,987

Peru (0.82%)
Alicorp SAA	1,359,162	4,244,115
Credicorp, Ltd.	10,625	2,225,300
		6,469,415

Philippines (2.08%)
Concepcion Industrial Corp.	1,390,152	1,750,313
Pepsi-Cola Products Philippines, Inc.	25,795,900	1,439,074
Puregold Price Club, Inc.	5,230,000	5,166,683
Robinsons Retail Holdings, Inc.	1,096,000	2,059,312
Security Bank Corp.	1,244,640	5,930,875
		16,346,257

Poland (0.54%)
Dino Polska SA(a)(b)(c)	146,023	2,748,800
PGS Software SA	120,487	454,812
Wawel SA	3,856	1,022,649
		4,226,261

Singapore (0.45%)
CSE Global, Ltd.	1,720,750	473,392
Riverstone Holdings, Ltd.	3,984,200	3,083,656
		3,557,048

South Africa (0.74%)
Cartrack Holdings, Ltd.	3,204,086	3,399,260
	Shares	Value (Note 2)
South Africa (continued)
EOH Holdings, Ltd.	167,000	$1,245,051
Italtile, Ltd.	1,177,166	1,149,795
		5,794,106

South Korea (1.92%)
Hy-Lok Corp.	208,907	4,605,706
ISC Co., Ltd.	138,308	2,617,155
Koh Young Technology, Inc.	39,781	2,726,988
LEENO Industrial, Inc.	46,500	2,125,050
Loen Entertainment, Inc.	31,500	2,994,377
		15,069,276

Sweden (2.99%)
AddTech AB, Class B	182,127	4,035,591
Beijer Alma AB	85,931	2,771,422
Bufab AB	252,708	3,018,616
HIQ International AB	203,792	1,460,587
Hoist Finance AB(b)(c)	247,700	2,603,740
Indutrade AB	154,800	4,293,605
Moberg Pharma AB(a)	255,657	1,160,460
Nibe Industrier AB, Class B	308,400	3,085,234
TF Bank AB(b)	86,200	975,608
		23,404,863

Switzerland (1.03%)
Luxoft Holding, Inc.(a)	44,200	2,057,510
VZ Holding AG	11,875	4,103,550
Wizz Air Holdings PLC(a)(b)(c)	43,700	1,900,816
		8,061,876

Taiwan (1.18%)
ASPEED Technology, Inc.	66,237	1,530,768
Cub Elecparts, Inc.	44,295	436,936
Sinmag Equipment Corp.	330,842	1,678,371
Sporton International, Inc.	773,249	3,922,714
Test Research, Inc.	554,000	771,498
TSC Auto ID Technology Co., Ltd.	125,000	913,891
		9,254,178

Thailand (1.24%)
Ananda Development PCL	23,099,000	4,137,238
Premier Marketing PCL	5,382,700	2,365,666
Srisawad Power Corp. PCL	1,532,000	3,205,117
		9,708,021

United Arab Emirates (0.21%)
Aramex PJSC	1,162,100	1,620,071

United States (24.81%)
Aratana Therapeutics, Inc.(a)	282,375	1,618,009
Bank of the Ozarks, Inc.	109,475	5,103,724
BioDelivery Sciences International, Inc.(a)	543,200	1,561,700
Blackline, Inc.(a)	29,150	1,035,408

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	43

Grandeur Peak Global Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Diamond Hill Investment Group, Inc.	19,425	$4,116,740
Dril-Quip, Inc.(a)	26,450	1,113,545
EPAM Systems, Inc.(a)	75,850	6,913,727
ExlService Holdings, Inc.(a)	52,700	3,289,534
Fastenal Co.	127,325	5,980,455
First of Long Island Corp.	25,425	802,159
First Republic Bank	111,975	10,906,365
FirstCash, Inc.	185,813	11,864,160
Gentex Corp.	220,250	4,275,052
Grand Canyon Education, Inc.(a)	18,475	1,653,697
Hackett Group, Inc.	136,025	2,100,226
Hamilton Lane, Inc., Class A	142,093	3,906,137
Hibbett Sports, Inc.(a)	74,683	955,942
Hingham Institution for Savings	20,000	3,894,000
Home BancShares, Inc.	186,775	4,198,702
IDEX Corp.	40,600	5,205,326
Inphi Corp.(a)	123,600	5,065,128
Kinsale Capital Group, Inc.	70,550	3,060,459
Knight Transportation, Inc.	163,570	6,779,977
LGI Homes, Inc.(a)	64,651	3,900,395
Littelfuse, Inc.	11,900	2,487,100
LKQ Corp.(a)	79,900	3,011,431
MarketAxess Holdings, Inc.	39,900	6,942,600
MEDNAX, Inc.(a)	100,975	4,421,695
Microchip Technology, Inc.	60,045	5,692,266
MongoDB, Inc.(a)	275	8,382
Monro Muffler Brake, Inc.	79,975	3,946,766
MSC Industrial Direct Co., Inc., Class A	86,350	7,158,415
NV5 Global, Inc.(a)	57,800	3,358,180
Paycom Software, Inc.(a)	57,375	4,716,225
Power Integrations, Inc.	208,475	16,750,966
PRA Group, Inc.(a)	149,525	4,171,748
Resources Connection, Inc.	155,850	2,454,638
ServisFirst Bancshares, Inc.	66,875	2,742,544
Signature Bank(a)	26,900	3,497,269
Silicon Laboratories, Inc.(a)	75,140	7,130,786
Sportsman's Warehouse Holdings, Inc.(a)	600,975	2,463,998
STAAR Surgical Co.(a)	270,895	3,589,359
SVB Financial Group(a)	25,250	5,536,820
TriMas Corp.(a)	145,225	3,855,724
Veracyte, Inc.(a)	147,402	1,260,287
		194,497,766

Vietnam (0.38%)
DHG Pharmaceutical JSC	128,530	567,597
	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Dairy Products JSC	358,800	$2,385,418
		2,953,015

TOTAL COMMON STOCKS
(Cost $521,293,953)		748,386,948

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.06%)
Malaysia (0.06%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$495,583

TOTAL CORPORATE BONDS
(Cost $398,726)		495,583

TOTAL INVESTMENTS (95.53%)
(Cost $521,692,679)		$748,882,531

Other Assets In Excess Of Liabilities (4.47%)		35,034,349

NET ASSETS (100.00%)		$783,916,880

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $34,951,733, representing 4.46% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $27,275,735 representing 3.48% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

44	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.45%)
Argentina (0.31%)
Globant SA(a)	29,213	$1,101,914

Australia (1.66%)
Australian Ethical Investment, Ltd.	4,878	470,406
Beacon Lighting Group, Ltd.	477,900	534,011
Blue Sky Alternative Investments, Ltd.	132,202	1,424,627
CTI Logistics, Ltd.	323,146	276,998
Fiducian Group, Ltd.	61,644	257,127
Greencross, Ltd.	196,400	798,172
Mitula Group, Ltd.(a)	1,381,173	586,680
Monash IVF Group, Ltd.	206,100	246,072
National Storage REIT	433,616	489,506
National Veterinary Care, Ltd.	19,503	39,406
Netwealth Group, Ltd.(a)	2,014	5,703
Reject Shop, Ltd.	204,953	730,972
		5,859,680

Austria (0.48%)
Palfinger AG	38,148	1,688,595

Bangladesh (0.20%)
Square Pharmaceuticals, Ltd.	195,018	699,154

Belgium (0.30%)
Melexis NV	10,597	1,061,700

Bermuda (0.10%)
Bank of NT Butterfield & Son, Ltd.	9,000	336,150

Brazil (0.38%)
M Dias Branco SA	78,500	1,160,954
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,110	185,322
		1,346,276

Britain (9.45%)
AB Dynamics PLC	95,393	817,191
Abcam PLC	35,989	475,598
Arrow Global Group PLC	207,251	1,165,041
Ascential PLC	404,702	1,810,855
B&M European Value Retail SA	241,600	1,274,861
Burford Capital, Ltd.	51,500	848,157
Clinigen Group PLC	177,730	2,778,335
Close Brothers Group PLC	52,019	959,647
Diploma PLC	68,800	985,956
Domino's Pizza Group PLC	278,400	1,241,275
dotdigital group PLC	1,266,456	1,505,430
EMIS Group PLC	53,596	684,786
	Shares	Value (Note 2)
Britain (continued)
Horizon Discovery Group PLC(a)	212,900	$723,874
IDOX PLC	550,000	455,639
Intertek Group PLC	17,100	1,232,092
LoopUp Group PLC(a)	218,949	850,582
Metro Bank PLC(a)	38,000	1,795,208
Morses Club PLC	475,200	830,735
Mortgage Advice Bureau Holdings, Ltd.	109,500	738,070
Motorpoint group PLC(b)	172,653	349,697
On the Beach Group PLC(b)(c)	327,200	1,792,605
Oxford Immunotec Global PLC(a)	68,850	910,197
Premier Asset Management Group PLC	231,500	621,083
Premier Technical Services Group PLC	423,700	942,585
Purplebricks Group PLC(a)	160,000	772,984
RPS Group PLC	195,399	763,636
S&U PLC	18,000	476,939
Sanne Group PLC	164,073	1,743,310
Secure Trust Bank PLC	24,000	588,105
Softcat PLC	129,138	920,177
Ted Baker PLC	18,379	676,159
Ultra Electronics Holdings PLC	34,450	834,568
WANdisco PLC(a)	66,045	710,514
		33,275,891

Canada (2.33%)
Biosyent, Inc.(a)	113,100	929,277
Birchcliff Energy, Ltd.	193,000	785,404
Cipher Pharmaceuticals, Inc.(a)	160,200	537,684
DIRTT Environmental Solutions(a)	248,900	1,228,969
Ritchie Bros Auctioneers, Inc.	37,025	1,037,811
Spartan Energy Corp.(a)	227,700	1,205,481
Stantec, Inc.	62,520	1,786,285
TFI International, Inc.	29,396	709,551
		8,220,462

China (6.99%)
BBI Life Sciences Corp.(b)	6,405,500	2,561,740
BrightKing Holdings, Ltd.	424,312	928,550
China Medical System Holdings, Ltd.	1,860,000	3,437,998
CSPC Pharmaceutical Group, Ltd.	1,014,000	1,762,484
Hop Hing Group Holdings, Ltd.	27,291,000	815,085
Lida Holdings, Ltd.	220,000	740,397
Man Wah Holdings, Ltd.	6,571,400	5,930,045
O2Micro International, Ltd., ADR(a)	292,039	581,157
On-Bright Electronics, Inc.	210,528	1,504,295

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	45

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
China (continued)
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	217,700	$1,064,585
Silergy Corp.	120,925	2,610,195
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,831,000	2,670,903
		24,607,434

Colombia (1.22%)
Amerisur Resources PLC(a)	5,262,400	1,362,906
Gran Tierra Energy, Inc.(a)	386,195	838,043
Parex Resources, Inc.(a)	158,361	2,106,406
		4,307,355

Egypt (0.65%)
African Export-Import Bank(a)	200,000	860,000
Commercial International Bank Egypt SAE	147,762	660,444
Integrated Diagnostics Holdings PLC(b)(c)	201,400	785,460
		2,305,904

Finland (0.67%)
Ferratum OYJ(b)	30,300	952,788
Metso OYJ	24,600	894,332
Terveystalo Oyj(a)	43,700	524,311
		2,371,431

France (1.50%)
Alten SA	10,400	910,400
Esker SA	23,409	1,447,930
Infotel SA	14,560	864,971
Medicrea International(a)	68,768	315,611
Neurones	17,282	576,752
Thermador Groupe	9,404	1,149,430
		5,265,094

Georgia (0.94%)
BGEO Group PLC	28,700	1,356,998
Georgia Healthcare Group PLC(a)(b)(c)	102,948	478,557
TBC Bank Group PLC	65,290	1,484,560
		3,320,115

Germany (3.62%)
Aroundtown SA	198,277	1,392,707
CANCOM SE	9,800	722,831
GRENKE AG	17,800	1,741,891
Hypoport AG(a)	6,070	878,527
Nexus AG	32,485	985,925
Norma Group SE	36,160	2,460,287
PATRIZIA Immobilien AG(a)	49,904	1,052,747
publity AG	15,300	673,769
	Shares	Value (Note 2)
Germany (continued)
Wirecard AG	28,696	$2,826,214
		12,734,898

Greece (0.49%)
Sarantis SA	119,670	1,721,561

Hong Kong (2.82%)
Essex Bio-technology, Ltd.	2,168,000	1,397,831
International Housewares Retail Co., Ltd.	8,915,000	1,679,833
Jacobson Pharma Corp., Ltd.(b)	3,565,000	923,078
Plover Bay Technologies,Ltd.(b)	2,065,000	418,220
Samsonite International SA	361,800	1,509,548
TK Group Holdings, Ltd.	2,778,000	1,370,946
Value Partners Group, Ltd.	696,000	689,630
Vitasoy International Holdings, Ltd.	847,000	1,958,608
		9,947,694

India (6.99%)
Alkem Laboratories, Ltd.	50,482	1,460,419
Bajaj Finance, Ltd.	25,000	694,984
Byke Hospitality, Ltd.	756,500	1,836,611
Control Print, Ltd.	146,500	902,347
Cyient, Ltd.	181,100	1,511,374
Essel Propack, Ltd.	212,042	933,824
Genpact, Ltd.	12,100	368,445
Glenmark Pharmaceuticals, Ltd.	130,000	1,239,763
Hinduja Global Solutions, Ltd.	40,789	363,548
Igarashi Motors India, Ltd.	66,087	928,945
Kellton Tech Solutions, Ltd.(a)	269,512	407,776
Kovai Medical Center and Hospital	18,322	320,608
Kwality, Ltd.	575,814	894,775
L&T Finance Holdings, Ltd.	119,500	371,113
L&T Technology Services, Ltd.(b)(c)	78,000	1,003,130
Natco Pharma, Ltd.	28,500	425,996
Poly Medicure, Ltd.	190,208	781,139
SBI Life Insurance Co., Ltd.(a)(b)(c)	48,754	498,370
Somany Ceramics, Ltd.	104,500	1,369,913
Thyrocare Technologies, Ltd.(a)	33,000	352,564
Time Technoplast, Ltd.	572,285	1,647,817
Vaibhav Global, Ltd.(a)	102,142	1,034,174
Vakrangee, Ltd.	116,000	1,007,033
Vesuvius India, Ltd.	34,043	707,205
WNS Holdings, Ltd., ADR(a)	77,225	2,928,372
Yes Bank, Ltd.	127,500	618,590
		24,608,835

See Notes to Financial Statements.

46	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Indonesia (2.52%)
Arwana Citramulia Tbk PT	26,137,200	$740,032
Astra Graphia Tbk PT	1,409,100	138,183
Bank Rakyat Indonesia Persero Tbk PT	345,000	396,830
Delfi, Ltd.	1,017,500	1,104,761
Hexindo Adiperkasa Tbk PT	1,636,900	418,805
Indonesia Pondasi Raya Tbk PT	4,178,000	331,930
Link Net Tbk PT	1,814,400	667,565
Sarana Menara Nusantara Tbk Pt	2,740,000	828,313
Selamat Sempurna Tbk PT	29,693,300	2,824,284
Tempo Scan Pacific Tbk PT	6,515,800	888,791
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	526,792
		8,866,286

Ireland (0.97%)
Hostelworld Group PLC(b)(c)	371,708	1,687,166
Irish Residential Properties REIT PLC	997,777	1,714,335
		3,401,501

Israel (1.71%)
IDI Insurance Co., Ltd.	13,409	898,693
Kornit Digital, Ltd.(a)	89,560	1,392,658
Wix.com, Ltd.(a)	53,375	3,725,575
		6,016,926

Italy (0.60%)
Brembo SpA	108,750	1,796,286
Telit Communications PLC	138,900	316,845
		2,113,131

Japan (6.69%)
Abist Co., Ltd.	12,500	499,099
AIT Corp.	70,200	816,803
Amiyaki Tei Co., Ltd.	28,800	1,347,487
Anshin Guarantor Service Co., Ltd.	101,000	433,473
Arcland Service Holdings Co., Ltd.	45,600	1,004,199
Create SD Holdings Co., Ltd.	47,300	1,183,072
CyberAgent, Inc.	17,000	523,284
Dip Corp.	14,800	359,506
Encourage Technologies Co., Ltd.	23,400	445,136
Future Corp.	77,800	781,387
Hard Off Corp. Co., Ltd.	213,000	2,178,611
Interworks, Inc.	32,200	322,552
Japan Lifeline Co., Ltd.	11,800	564,549
M&A Capital Partners Co., Ltd.(a)	26,500	1,382,041
Macromill, Inc.	24,600	737,751
MISUMI Group, Inc.	67,800	1,848,467
	Shares	Value (Note 2)
Japan (continued)
MonotaRO Co., Ltd.	25,500	$697,463
Nihon M&A Center, Inc.	35,100	1,670,032
Prestige International, Inc.	32,200	346,340
Qol Co., Ltd.	68,300	1,251,211
Quick Co., Ltd.	39,000	671,237
SK Kaken Co., Ltd.	2,000	165,956
Synchro Food Co., Ltd.(a)	42,500	654,105
Syuppin Co., Ltd.	92,300	2,094,314
Trancom Co., Ltd.	9,300	564,355
Trust Tech, Inc.	12,000	347,214
Zenkoku Hosho Co., Ltd.	16,500	674,772
		23,564,416

Jordan (0.19%)
Hikma Pharmaceuticals PLC	43,400	670,950

Kenya (0.24%)
Safaricom, Ltd.	3,427,700	842,471

Luxembourg (0.21%)
Grand City Properties SA	34,400	737,304

Malaysia (0.64%)
AEON Credit Service M Bhd	222,900	731,855
Berjaya Food Bhd	485,400	170,839
Bison Consolidated Bhd	909,000	519,613
CB Industrial Product Holding Bhd	876,633	399,646
Scicom MSC Bhd	934,000	416,974
		2,238,927

Mexico (0.53%)
Banregio Grupo Financiero SAB de CV	219,657	1,171,626
Unifin Financiera SAB de CV SOFOM ENR	202,450	686,388
		1,858,014

Netherlands (1.31%)
Aalberts Industries NV	53,682	2,647,896
Shop Apotheke Europe NV(a)(c)	26,570	1,964,710
		4,612,606

New Zealand (1.60%)
CBL Corp., Ltd.	819,006	1,647,711
Fisher & Paykel Healthcare Corp., Ltd.	47,428	430,029
Restaurant Brands New Zealand, Ltd.	367,658	1,705,769
Trilogy International, Ltd.	1,145,563	1,842,186
		5,625,695

Norway (1.67%)
Infront ASA(a)	156,700	470,023

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	47

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Norway (continued)
Medistim ASA	75,150	$644,038
Multiconsult ASA(b)(c)	63,000	667,177
Nordic Semiconductor ASA(a)	99,900	500,234
Norwegian Finans Holding ASA(a)	56,100	700,563
Self Storage Group ASA(a)	304,900	522,600
Skandiabanken ASA(b)(c)	164,200	1,663,510
Webstep ASA(a)	228,300	723,919
		5,892,064

Oman (0.29%)
Tethys Oil AB	137,900	1,017,162

Pakistan (0.19%)
Akzo Nobel Pakistan, Ltd.	187,900	374,694
Meezan Bank, Ltd.	493,960	307,251
		681,945

Peru (0.77%)
Alicorp SAA	620,299	1,936,943
Credicorp, Ltd.	3,700	774,928
		2,711,871

Philippines (1.73%)
Concepcion Industrial Corp.	1,147,920	1,445,323
Holcim Philippines, Inc.	2,549,400	592,597
Pepsi-Cola Products Philippines, Inc.	13,292,100	741,525
Pryce Corp.(a)	5,447,000	687,931
Puregold Price Club, Inc.	860,700	850,280
Security Bank Corp.	369,700	1,761,670
		6,079,326

Poland (1.27%)
Dino Polska SA(a)(b)(c)	145,618	2,741,177
LiveChat Software SA	91,450	1,212,232
PGS Software SA	138,887	524,267
		4,477,676

Russia (0.27%)
MD Medical Group Investments PLC, GDR(b)	14,755	153,452
TCS Group Holding PLC, GDR(b)	44,300	808,475
		961,927

Singapore (0.27%)
CSE Global, Ltd.	774,500	213,071
Riverstone Holdings, Ltd.	947,800	733,570
		946,641

South Africa (1.74%)
ARB Holdings, Ltd.	2,093,266	888,310
Blue Label Telecoms, Ltd.	564,502	688,721
	Shares	Value (Note 2)
South Africa (continued)
Capitec Bank Holdings, Ltd.	4,800	$319,069
Cartrack Holdings, Ltd.	1,471,000	1,560,605
Clicks Group, Ltd.	81,600	914,359
EOH Holdings, Ltd.	68,600	511,440
Interwaste Holdings, Ltd.(a)	5,043,434	331,740
Italtile, Ltd.	921,472	900,046
		6,114,290

South Korea (2.34%)
Daebongls Co., Ltd.	62,400	541,374
Hanssem Co., Ltd.	3,300	502,209
Hy-Lok Corp.	36,240	798,972
Interpark Holdings Corp.	96,500	360,470
ISC Co., Ltd.	58,330	1,103,758
Koh Young Technology, Inc.	14,143	969,503
Loen Entertainment, Inc.	16,000	1,520,953
Mando Corp.	3,700	1,078,279
Medy-Tox, Inc.	2,004	757,526
Vitzrocell Co., Ltd.(a)(d)	88,536	601,580
		8,234,624

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)(f)	10,700	12

Sri Lanka (0.54%)
Hemas Holdings PLC	1,037,261	877,748
Royal Ceramics Lanka PLC	1,352,145	1,038,588
		1,916,336

Sweden (2.49%)
Avanza Bank Holding Ab	15,800	595,450
Bufab AB	74,698	892,273
HIQ International AB	90,026	645,221
Hoist Finance AB(b)(c)	103,900	1,092,162
Indutrade AB	36,300	1,006,834
Moberg Pharma AB(a)	111,100	504,297
Nibe Industrier AB, Class B	35,700	357,143
Sweco AB, Class B	54,500	1,165,953
Swedencare AB(a)	172,900	495,673
TF Bank AB(b)	116,700	1,320,806
Vitec Software Group AB, Class B	67,500	685,349
		8,761,161

Switzerland (0.94%)
Luxoft Holding, Inc.(a)	21,100	982,205
Wizz Air Holdings PLC(a)(b)(c)	53,400	2,322,737
		3,304,942

Taiwan (2.32%)
ASPEED Technology, Inc.	37,771	872,905
Bioteque Corp.	134,000	397,653
Cub Elecparts, Inc.	6,994	68,990
Dr. Wu Skincare Co., Ltd.	190,000	850,478
I Yuan Precision Ind Co., Ltd.	132,000	514,266

See Notes to Financial Statements.

48	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Taiwan (continued)
Sinmag Equipment Corp.	169,371	$859,224
Sitronix Technology Corp.	267,000	756,040
Sporton International, Inc.	277,089	1,405,680
Test Research, Inc.	409,440	570,185
TSC Auto ID Technology Co., Ltd.	57,600	421,121
TTFB Co., Ltd.	148,000	1,096,769
Voltronic Power Technology Corp.	19,000	357,831
		8,171,142

Thailand (0.74%)
Ananda Development PCL	6,517,100	1,167,271
Srisawad Power Corp. PCL	679,960	1,422,553
		2,589,824

Turkey (0.18%)
Anadolu Hayat Emeklilik AS	213,300	379,532
AvivaSA Emeklilik ve Hayat AS	53,534	264,456
		643,988

United States (21.24%)
Acacia Communications, Inc.(a)	8,475	358,577
Aratana Therapeutics, Inc.(a)	134,150	768,679
Axalta Coating Systems, Ltd.(a)	31,375	1,043,219
Bank of the Ozarks, Inc.	53,175	2,479,018
BG Staffing, Inc.	38,025	641,862
BioDelivery Sciences International, Inc.(a)	363,775	1,045,853
Blackline, Inc.(a)	22,650	804,528
BofI Holding, Inc.(a)	46,275	1,244,797
CoBiz Financial, Inc.	44,762	914,935
Dril-Quip, Inc.(a)	9,225	388,372
Edwards Lifesciences Corp.(a)	6,825	697,720
EPAM Systems, Inc.(a)	24,650	2,246,847
ePlus, Inc.(a)	7,717	737,745
Esquire Financial Holdings, Inc.(a)	14,692	245,503
Evolent Health, Inc., Class A(a)	19,625	318,906
ExlService Holdings, Inc.(a)	17,325	1,081,426
Fastenal Co.	39,225	1,842,398
FCB Financial Holdings, Inc.(a)	14,350	670,145
First of Long Island Corp.	45,475	1,434,736
First Republic Bank	53,900	5,249,860
FirstCash, Inc.	29,050	1,854,843
GBGI, Ltd.(a)	692,460	1,600,263
German American Bancorp, Inc.	27,625	993,948
Hackett Group, Inc.	43,575	672,798
Hamilton Lane, Inc., Class A	67,350	1,851,452
Hingham Institution for Savings	7,500	1,460,250
Home BancShares, Inc.	37,250	837,380
Innospec, Inc.	9,150	565,928
Inphi Corp.(a)	64,700	2,651,406
	Shares	Value (Note 2)
United States (continued)
K2M Group Holdings, Inc.(a)	21,800	$429,242
Kinsale Capital Group, Inc.	40,775	1,768,820
Knight Transportation, Inc.	21,025	871,486
Lakeland Financial Corp.	21,550	1,040,434
LGI Homes, Inc.(a)	21,025	1,268,438
Littelfuse, Inc.	3,700	773,300
MarketAxess Holdings, Inc.	8,655	1,505,970
MEDNAX, Inc.(a)	43,400	1,900,486
Microchip Technology, Inc.	14,250	1,350,900
MongoDB, Inc.(a)	125	3,810
Monro Muffler Brake, Inc.	27,600	1,362,060
MSC Industrial Direct Co., Inc., Class A	18,750	1,554,375
NV5 Global, Inc.(a)	22,650	1,315,965
Palo Alto Networks, Inc.(a)	4,175	614,560
Patrick Industries, Inc.(a)	7,625	709,125
Paycom Software, Inc.(a)	22,750	1,870,050
Power Integrations, Inc.	34,590	2,779,307
Proto Labs, Inc.(a)	19,950	1,740,638
Qualys, Inc.(a)	23,825	1,260,343
Seacoast Commerce Banc Holdings	44,700	902,940
ServisFirst Bancshares, Inc.	35,500	1,455,855
Signature Bank(a)	6,850	890,569
Silicon Laboratories, Inc.(a)	20,175	1,914,608
STAAR Surgical Co.(a)	53,279	705,947
SVB Financial Group(a)	13,250	2,905,460
Synaptics, Inc.(a)	8,325	309,024
Transcat, Inc.(a)	119,952	1,523,390
Trecora Resources(a)	43,561	529,266
TriMas Corp.(a)	50,425	1,338,784
Veracyte, Inc.(a)	92,504	790,909
Webster Financial Corp.	13,025	716,245
		74,805,700

Vietnam (1.15%)
DHG Pharmaceutical JSC	65,119	287,570
Lix Detergent JSC	577,800	1,144,788
Taisun Int'l Holding Corp.	274,000	1,122,002
Vietnam Dairy Products JSC	222,291	1,477,862
		4,032,222

TOTAL COMMON STOCKS
(Cost $265,329,861)		346,671,223

PREFERRED STOCKS (0.20%)
Germany (0.20%)
FUCHS PETROLUB SE	12,600	707,364

TOTAL PREFERRED STOCKS
(Cost $656,398)		707,364

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	49

Grandeur Peak Global Reach Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.30%)
Germany (0.26%)
publity AG
3.50%, 11/17/2020	$800,000	$928,152

Malaysia (0.04%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$445,800	131,629

TOTAL CORPORATE BONDS
(Cost $984,704)		1,059,781

TOTAL INVESTMENTS (98.95%)
(Cost $266,970,963)		$348,438,368

Other Assets In Excess Of Liabilities (1.05%)		3,710,709

NET ASSETS (100.00%)		$352,149,077

(a)	Non-Income Producing Security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $25,955,795, representing 7.37% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $20,432,249 representing 5.80% of net assets.

(d)	Fair valued security under the procedures approved by the Fund's Board of Trustees.

(e)	Less than 0.005%.

(f)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

50	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (94.98%)
Argentina (0.40%)
Globant SA(a)	15,050	$567,686

Australia (0.87%)
carsales.com, Ltd.	65,500	687,288
Magellan Financial Group, Ltd.	29,785	553,258
		1,240,546

Bangladesh (0.36%)
Square Pharmaceuticals, Ltd.	144,203	516,979

Belgium (0.73%)
Melexis NV	10,384	1,040,360

Brazil (0.94%)
M Dias Branco SA	37,900	560,511
Raia Drogasil SA	32,600	784,481
		1,344,992

Britain (8.44%)
Abcam PLC	52,725	696,766
Ascential PLC	153,206	685,526
B&M European Value Retail SA	505,300	2,666,339
Burford Capital, Ltd.	24,500	403,492
Clinigen Group PLC	25,244	394,623
Close Brothers Group PLC	33,980	626,864
Diploma PLC	128,050	1,835,052
Domino’s Pizza Group PLC	159,500	711,147
Intertek Group PLC	16,900	1,217,682
Metro Bank PLC(a)	20,100	949,571
Sanne Group PLC	46,100	489,822
Ultra Electronics Holdings PLC	55,075	1,334,218
		12,011,102

Canada (5.05%)
Birchcliff Energy, Ltd.	51,049	207,742
Gildan Activewear, Inc.	31,059	950,476
Ritchie Bros Auctioneers, Inc.	70,700	1,981,721
Spartan Energy Corp.(a)	89,831	475,580
Stantec, Inc.	103,142	2,946,914
TFI International, Inc.	25,809	622,969
		7,185,402

China (6.24%)
China Medical System Holdings, Ltd.	1,013,000	1,872,415
CSPC Pharmaceutical Group, Ltd.	548,000	952,506
Ctrip.com International, Ltd., ADR(a)	13,975	669,263
Man Wah Holdings, Ltd.	2,328,000	2,100,792
Silergy Corp.	83,000	1,791,575
Tencent Holdings, Ltd.	11,100	497,703
	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.(a)	24,825	$1,001,689
		8,885,943

Colombia (0.70%)
Parex Resources, Inc.(a)	74,695	993,540

Egypt (0.24%)
Commercial International Bank Egypt SAE	76,062	339,970

Finland (0.51%)
Metso OYJ	19,786	719,319

France (1.87%)
Alten SA	17,732	1,552,232
BioMerieux	6,450	505,945
Bureau Veritas SA	22,550	604,018
		2,662,195

Georgia (0.73%)
BGEO Group PLC	22,100	1,044,936

Germany (5.16%)
Aroundtown SA	139,108	977,101
CTS Eventim AG & Co. KGaA	10,500	433,709
GRENKE AG	17,400	1,702,748
Norma Group SE	23,790	1,618,645
PATRIZIA Immobilien AG(a)	64,584	1,362,428
Wirecard AG	12,750	1,255,723
		7,350,354

Hong Kong (3.89%)
Samsonite International SA	327,500	1,366,438
Value Partners Group, Ltd.	2,606,900	2,583,041
Vitasoy International Holdings, Ltd.	688,500	1,592,091
		5,541,570

India (5.02%)
Alkem Laboratories, Ltd.	34,524	998,762
Bajaj Finance, Ltd.	31,200	867,340
Glenmark Pharmaceuticals, Ltd.	48,500	462,527
Indiabulls Housing Finance, Ltd.	28,200	541,633
L&T Finance Holdings, Ltd.	184,500	572,973
SBI Life Insurance Co., Ltd.(a)(b)(c)	45,318	463,246
Vakrangee, Ltd.	102,000	885,495
WNS Holdings, Ltd., ADR(a)	33,275	1,261,788
Yes Bank, Ltd.	224,500	1,089,204
		7,142,968

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	51

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Indonesia (0.46%)
Bank Rakyat Indonesia Persero Tbk PT	402,100	$462,508
Delfi, Ltd.	173,300	188,162
		650,670

Israel (0.62%)
Wix.com, Ltd.(a)	12,550	875,990

Italy (1.93%)
Brembo SpA	127,908	2,112,730
DiaSorin SpA	6,948	632,093
		2,744,823

Japan (7.65%)
Create SD Holdings Co., Ltd.	39,300	982,975
CyberAgent, Inc.	12,200	375,533
Dip Corp.	44,600	1,083,375
Ezaki Glico Co., Ltd.	16,000	885,098
MISUMI Group, Inc.	66,700	1,818,478
MonotaRO Co., Ltd.	25,000	683,787
Nihon M&A Center, Inc.	73,700	3,506,592
Seria Co., Ltd.	19,300	1,096,504
Tokyo Century Corp.	10,500	454,795
		10,887,137

Jordan (0.28%)
Hikma Pharmaceuticals PLC	25,900	400,406

Luxembourg (0.66%)
Grand City Properties SA	43,600	934,489

Mexico (0.58%)
Banregio Grupo Financiero SAB de CV	155,400	828,886

Netherlands (1.41%)
Aalberts Industries NV	40,563	2,000,794

New Zealand (0.36%)
Fisher & Paykel Healthcare Corp., Ltd.	56,237	509,900

Norway (0.44%)
Norwegian Finans Holding ASA(a)	49,600	619,393

Peru (1.11%)
Alicorp SAA	264,620	826,301
Credicorp, Ltd.	3,625	759,220
		1,585,521

Philippines (2.66%)
Puregold Price Club, Inc.	924,000	912,813
Robinsons Land Corp.	633,000	308,990
	Shares	Value (Note 2)
Philippines (continued)
Robinsons Retail Holdings, Inc.	449,900	$845,333
Security Bank Corp.	362,300	1,726,408
		3,793,544

Poland (0.79%)
AmRest Holdings SE(a)	5,500	533,538
Dino Polska SA(a)(b)(c)	31,434	591,727
		1,125,265

South Africa (0.36%)
EOH Holdings, Ltd.	69,650	519,268

South Korea (3.13%)
BGF retail Co., Ltd.	10,800	762,512
Hanssem Co., Ltd.	4,050	616,348
LG Household & Health Care, Ltd.	1,175	1,234,413
Loen Entertainment, Inc.	6,401	608,476
Mando Corp.	1,850	539,140
Medy-Tox, Inc.	1,820	687,972
		4,448,861

Sweden (1.66%)
Indutrade AB	44,325	1,229,419
Nibe Industrier AB, Class B	50,308	503,281
Sweco AB, Class B	29,500	631,112
		2,363,812

Switzerland (1.36%)
Luxoft Holding, Inc.(a)	10,300	479,465
VZ Holding AG	1,540	532,166
Wizz Air Holdings PLC(a)(b)(c)	21,200	922,135
		1,933,766

Taiwan (0.40%)
Largan Precision Co., Ltd.	3,000	568,478

Thailand (0.51%)
Srisawad Power Corp. PCL	346,320	724,541

United States (26.68%)
Amazon.com, Inc.(a)	700	773,696
Axalta Coating Systems, Ltd.(a)	26,450	879,463
Bank of the Ozarks, Inc.	16,800	783,216
Blackline, Inc.(a)	11,331	402,477
BofI Holding, Inc.(a)	19,075	513,117
Dollar Tree, Inc.(a)	14,075	1,284,344
Edwards Lifesciences Corp.(a)	7,825	799,950
EPAM Systems, Inc.(a)	17,850	1,627,027
Fastenal Co.	22,700	1,066,219
First Republic Bank	36,325	3,538,055
FirstCash, Inc.	33,853	2,161,514
Hamilton Lane, Inc., Class A	17,750	487,947

See Notes to Financial Statements.

52	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
HealthEquity, Inc.(a)	19,075	$957,946
Home BancShares, Inc.	16,187	363,884
IDEX Corp.	6,675	855,802
Inphi Corp.(a)	17,150	702,807
Knight Transportation, Inc.	27,350	1,133,657
Littelfuse, Inc.	4,675	977,075
LKQ Corp.(a)	34,050	1,283,344
Lululemon Athletica, Inc.(a)	10,375	638,166
MarketAxess Holdings, Inc.	9,550	1,661,700
MEDNAX, Inc.(a)	27,500	1,204,225
Microchip Technology, Inc.	12,775	1,211,070
Monro Muffler Brake, Inc.	24,000	1,184,400
MSC Industrial Direct Co., Inc., Class A	13,175	1,092,207
Palo Alto Networks, Inc.(a)	3,800	559,360
Paycom Software, Inc.(a)	8,800	723,360
Power Integrations, Inc.	37,450	3,009,108
PRA Group, Inc.(a)	25,200	703,080
Proto Labs, Inc.(a)	12,850	1,121,163
SEI Investments Co.	9,000	580,590
ServisFirst Bancshares, Inc.	11,900	488,019
Signature Bank(a)	5,050	656,551
Silicon Laboratories, Inc.(a)	11,675	1,107,958
SVB Financial Group(a)	5,025	1,101,882
Tyler Technologies, Inc.(a)	1,950	345,716
		37,980,095

Vietnam (0.78%)
Vietnam Dairy Products JSC	167,864	1,116,014

TOTAL COMMON STOCKS
(Cost $108,100,688)		135,199,515

PREFERRED STOCKS (0.45%)
Germany (0.45%)
FUCHS PETROLUB SE	11,500	645,609

TOTAL PREFERRED STOCKS
(Cost $598,204)		645,609

TOTAL INVESTMENTS (95.43%)
(Cost $108,698,892)		$135,845,124

Other Assets In Excess Of Liabilities (4.57%)		6,500,978

NET ASSETS (100.00%)		$142,346,102
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $1,977,108 representing 1.39% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $1,977,108, representing 1.39% of net assets.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	53

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.97%)
Argentina (0.43%)
Globant SA(a)	98,475	$3,714,477

Australia (2.36%)
Blue Sky Alternative Investments, Ltd.	446,139	4,807,654
Greencross, Ltd.	983,600	3,997,361
Magellan Financial Group, Ltd.	219,500	4,077,224
Medical Developments International, Ltd.	520,709	2,510,707
National Storage REIT	3,541,439	3,997,902
National Veterinary Care, Ltd.	343,422	693,893
Netwealth Group, Ltd.(a)	5,100	14,442
Reject Shop, Ltd.	159,931	570,399
		20,669,582

Austria (1.10%)
Palfinger AG	218,040	9,651,389

Bangladesh (0.32%)
Square Pharmaceuticals, Ltd.	777,000	2,785,604

Belgium (0.85%)
Melexis NV	74,492	7,463,261

Brazil (0.19%)
M Dias Branco SA	92,400	1,366,525
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	53,770	300,959
		1,667,484

Britain (11.58%)
Abcam PLC	187,866	2,482,668
Alliance Pharma PLC	3,193,134	2,533,976
Arrow Global Group PLC	1,086,141	6,105,632
Ascential PLC	745,100	3,333,980
B&M European Value Retail SA	1,374,500	7,252,884
Clinigen Group PLC	725,073	11,334,585
Close Brothers Group PLC	207,200	3,822,429
Diploma PLC	224,500	3,217,253
Domino’s Pizza Group PLC	699,900	3,120,576
EMIS Group PLC	404,800	5,172,053
Intertek Group PLC	59,600	4,294,310
LoopUp Group PLC(a)	332,200	1,290,544
Metro Bank PLC(a)	108,800	5,139,965
Motorpoint group PLC(b)	850,495	1,722,618
On the Beach Group PLC(b)(c)	958,750	5,252,629
Oxford Immunotec Global PLC(a)	271,830	3,593,593
Premier Asset Management Group PLC	404,400	1,084,950
	Shares	Value (Note 2)
Britain (continued)
Purplebricks Group PLC(a)	575,900	$2,782,259
River & Mercantile Group PLC	625,400	2,919,649
RPS Group PLC	1,528,911	5,975,113
Sanne Group PLC	697,166	7,407,533
Secure Trust Bank PLC	122,300	2,996,886
Ted Baker PLC	84,300	3,101,378
Tracsis PLC	190,900	1,236,027
Ultra Electronics Holdings PLC	169,700	4,111,063
		101,284,553

Canada (2.96%)
Biosyent, Inc.(a)	374,000	3,072,940
Cipher Pharmaceuticals, Inc.(a)	742,300	2,491,403
DIRTT Environmental Solutions(a)	552,900	2,730,000
Richelieu Hardware, Ltd.	211,550	5,540,869
Spartan Energy Corp.(a)	37,134	196,593
Stantec, Inc.	291,710	8,334,571
TFI International, Inc.	145,200	3,504,789
		25,871,165

China (7.35%)
BBI Life Sciences Corp.(b)	14,481,500	5,791,560
BrightKing Holdings, Ltd.	723,291	1,582,825
China Medical System Holdings, Ltd.	5,319,000	9,831,566
CSPC Pharmaceutical Group, Ltd.	3,206,000	5,572,507
Man Wah Holdings, Ltd.	18,185,000	16,410,183
O2Micro International, Ltd., ADR(a)	950,233	1,890,964
On-Bright Electronics, Inc.	922,780	6,593,580
Silergy Corp.	463,199	9,998,261
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	4,534,000	6,613,803
		64,285,249

Colombia (0.95%)
Gran Tierra Energy, Inc.(a)	1,178,037	2,556,340
Parex Resources, Inc.(a)	429,375	5,711,244
		8,267,584

Denmark (0.36%)
Ringkjoebing Landbobank A/S	63,320	3,161,911

Egypt (0.07%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	601,380

Finland (0.58%)
Ferratum OYJ(b)	56,200	1,767,216
Metso OYJ	91,400	3,322,845
		5,090,061

See Notes to Financial Statements.

54	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
France (2.69%)
Alten SA	51,300	$4,490,725
Bureau Veritas SA	124,800	3,342,859
Esker SA	97,543	6,033,380
Infotel SA	16,113	957,231
Medicrea International(a)	162,535	745,956
Neurones	50,872	1,697,749
Tessi SA	12,400	2,505,770
Thermador Groupe	30,729	3,755,936
		23,529,606

Georgia (1.10%)
BGEO Group PLC	149,511	7,069,205
TBC Bank Group PLC	113,800	2,587,578
		9,656,783

Germany (5.16%)
Aroundtown SA	805,600	5,658,572
CANCOM SE	42,100	3,105,225
GRENKE AG	28,800	2,818,341
Nexus AG	238,855	7,249,290
Norma Group SE	93,303	6,348,233
PATRIZIA Immobilien AG(a)	186,894	3,942,611
publity AG	115,200	5,073,081
Wirecard AG	110,611	10,893,865
		45,089,218

Hong Kong (2.74%)
International Housewares
Retail Co., Ltd.	13,906,000	2,620,276
Samsonite International SA	1,179,500	4,921,261
TK Group Holdings, Ltd.	5,555,000	2,741,399
Value Partners Group, Ltd.	9,567,000	9,479,441
Vitasoy International Holdings, Ltd.	1,797,338	4,156,174
		23,918,551

India (8.38%)
Alkem Laboratories, Ltd.	350,113	10,128,595
Bajaj Finance, Ltd.	228,260	6,345,484
Byke Hospitality, Ltd.	959,500	2,329,450
City Union Bank, Ltd.	1,038,821	2,590,988
Cyient, Ltd.	598,912	4,998,234
Essel Propack, Ltd.	729,500	3,212,689
Glenmark Pharmaceuticals, Ltd.	306,000	2,918,211
Hinduja Global Solutions, Ltd.	303,026	2,700,842
Indiabulls Housing Finance, Ltd.	161,500	3,101,902
Kellton Tech Solutions, Ltd.(a)	668,779	1,011,874
L&T Finance Holdings, Ltd.	1,072,000	3,329,144
L&T Technology Services, Ltd.(b)(c)	38,311	492,704
SBI Life Insurance Co., Ltd.(a)(b)(c)	64,385	658,152
Time Technoplast, Ltd.	3,121,234	8,987,169
	Shares	Value (Note 2)
India (continued)
Vakrangee, Ltd.	928,000	$8,056,266
WNS Holdings, Ltd., ADR(a)	188,200	7,136,544
Yes Bank, Ltd.	1,087,500	5,276,212
		73,274,460

Indonesia (2.79%)
Arwana Citramulia Tbk PT	75,956,500	2,150,584
Astra Graphia Tbk PT	10,792,000	1,058,312
Bekasi Fajar Industrial Estate Tbk PT	68,518,500	1,434,784
Delfi, Ltd.	1,445,600	1,569,575
Indonesia Pondasi Raya Tbk PT	19,298,200	1,533,184
Link Net Tbk PT	8,897,400	3,273,587
Lippo Cikarang Tbk PT(a)	2,189,000	613,324
Panin Sekuritas Tbk PT	8,494,000	1,283,886
Selamat Sempurna Tbk PT	69,686,300	6,628,227
Tempo Scan Pacific Tbk PT	19,383,500	2,644,017
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,209,046
		24,398,526

Ireland (1.15%)
Irish Residential Properties REIT PLC	5,867,176	10,080,712

Israel (0.61%)
Sarine Technologies, Ltd.	1,358,600	971,781
Wix.com, Ltd.(a)	62,825	4,385,185
		5,356,966

Italy (0.43%)
Brembo SpA	227,675	3,760,639

Japan (10.81%)
AIT Corp.	500,200	5,820,013
Amiyaki Tei Co., Ltd.	88,800	4,154,751
Anshin Guarantor Service Co., Ltd.	375,000	1,609,428
Arcland Service Holdings Co., Ltd.	158,800	3,497,078
Create SD Holdings Co., Ltd.	216,200	5,407,614
CyberAgent, Inc.	108,900	3,352,095
Dip Corp.	200,100	4,860,615
Future Corp.	389,600	3,912,961
GCA Corp.	616,400	5,610,782
Hard Off Corp. Co., Ltd.	279,800	2,861,857
Japan Lifeline Co., Ltd.	59,400	2,841,880
M&A Capital Partners Co., Ltd.(a)	139,800	7,290,920
Macromill, Inc.	106,200	3,184,926
MISUMI Group, Inc.	223,700	6,098,852
Nihon M&A Center, Inc.	126,300	6,009,261
Prestige International, Inc.	325,000	3,495,669
Quick Co., Ltd.	209,400	3,604,026

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	55

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
SK Kaken Co., Ltd.	14,000	$1,161,690
Synchro Food Co., Ltd.(a)	115,800	1,782,244
Syuppin Co., Ltd.	178,400	4,047,949
Tokyo Century Corp.	104,500	4,526,296
Trancom Co., Ltd.	104,590	6,346,871
Trust Tech, Inc.	105,700	3,058,379
		94,536,157

Luxembourg (0.73%)
Grand City Properties SA	187,800	4,025,163
L’Occitane International SA	1,238,712	2,353,131
		6,378,294

Malaysia (1.35%)
AEON Credit Service M Bhd	1,130,560	3,712,007
Berjaya Food Bhd	1,652,216	581,505
CB Industrial Product Holding Bhd	3,120,200	1,422,460
My EG Services Bhd	8,532,400	4,413,832
Scicom MSC Bhd	3,754,500	1,676,156
		11,805,960

Mexico (1.16%)
Banregio Grupo Financiero SAB de CV	560,065	2,987,325
Credito Real SAB de CV SOFOM ER	3,075,340	4,940,627
Unifin Financiera SAB de CV SOFOM ENR	650,400	2,205,120
		10,133,072

Netherlands (0.71%)
Aalberts Industries NV	125,297	6,180,347

New Zealand (1.30%)
CBL Corp., Ltd.	1,542,256	3,102,776
Restaurant Brands New Zealand, Ltd.	1,240,800	5,756,760
Trilogy International, Ltd.	1,571,085	2,526,470
		11,386,006

Norway (2.46%)
Medistim ASA	420,559	3,604,203
Multiconsult ASA(b)(c)	176,700	1,871,272
Nordic Semiconductor ASA(a)	531,024	2,659,021
Norwegian Finans Holding ASA(a)	305,700	3,817,507
Skandiabanken ASA(b)(c)	945,100	9,574,807
		21,526,810

Oman (0.42%)
Tethys Oil AB	496,508	3,662,285
	Shares	Value (Note 2)
Peru (1.10%)
Alicorp SAA	1,952,297	$6,096,236
Credicorp, Ltd.	16,850	3,529,064
		9,625,300

Philippines (2.89%)
Concepcion Industrial Corp.	3,236,800	4,075,390
Holcim Philippines, Inc.	2,303,300	535,392
Pepsi-Cola Products Philippines, Inc.	30,387,500	1,695,225
Puregold Price Club, Inc.	6,696,000	6,614,934
Robinsons Retail Holdings, Inc.	1,696,000	3,186,673
Security Bank Corp.	1,931,760	9,205,094
		25,312,708

Poland (0.53%)
Dino Polska SA(a)(b)(c)	221,200	4,163,965
PGS Software SA	130,778	493,658
		4,657,623

Singapore (0.56%)
CSE Global, Ltd.	1,924,755	529,516
Riverstone Holdings, Ltd.	5,677,000	4,393,834
		4,923,350

South Africa (1.39%)
Blue Label Telecoms, Ltd.	1,526,900	1,862,896
Cartrack Holdings, Ltd.	3,576,400	3,794,253
EOH Holdings, Ltd.	349,156	2,603,097
Italtile, Ltd.	3,988,625	3,895,883
		12,156,129

South Korea (2.80%)
Hy-Lok Corp.	258,001	5,688,066
ISC Co., Ltd.	259,949	4,918,926
Koh Young Technology, Inc.	44,883	3,076,730
LEENO Industrial, Inc.	73,500	3,358,950
Loen Entertainment, Inc.	49,909	4,744,329
Vitzrocell Co., Ltd.(a)(d)	390,884	2,655,960
		24,442,961

Sweden (3.16%)
AddTech AB, Class B	343,608	7,613,706
Bufab AB	429,694	5,132,728
HIQ International AB	227,896	1,633,341
Hoist Finance AB(b)(c)	414,200	4,353,933
Indutrade AB	173,750	4,819,211
Moberg Pharma AB(a)	334,194	1,516,950
Nibe Industrier AB, Class B	82,700	827,331
Odd Molly International AB	72,938	202,130
TF Bank AB(b)	132,700	1,501,893
		27,601,223

See Notes to Financial Statements.

56	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Switzerland (0.80%)
Luxoft Holding, Inc.(a)	50,225	$2,337,974
VZ Holding AG	13,480	4,658,177
		6,996,151

Taiwan (2.77%)
ASPEED Technology, Inc.	121,958	2,818,506
Cub Elecparts, Inc.	31,205	307,813
Materials Analysis Technology, Inc.	748,000	2,162,688
Sinmag Equipment Corp.	952,810	4,833,632
Sitronix Technology Corp.	841,000	2,381,385
Sporton International, Inc.	1,424,756	7,227,828
Test Research, Inc.	2,513,252	3,499,945
TSC Auto ID Technology Co., Ltd.	138,000	1,008,936
		24,240,733

Thailand (1.30%)
Ananda Development PCL	26,514,800	4,749,039
Premier Marketing PCL	6,922,400	3,042,355
Srisawad Power Corp. PCL	1,722,000	3,602,619
		11,394,013

United Arab Emirates (0.30%)
Aramex PJSC	1,855,000	2,586,035

United States (2.78%)
EPAM Systems, Inc.(a)	83,750	7,633,813
FirstCash, Inc.	209,798	13,395,602
GBGI, Ltd.(a)	1,426,215	3,295,958
		24,325,373

Vietnam (0.50%)
DHG Pharmaceutical JSC	97,210	429,286
Vietnam Dairy Products JSC	592,330	3,938,000
		4,367,286

TOTAL COMMON STOCKS
(Cost $573,129,352)		821,816,977

	Principal Amount	Value (Note 2)
CORPORATE BONDS (0.08%)
Malaysia (0.08%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$659,950

TOTAL CORPORATE BONDS
(Cost $530,971)		659,950
	Shares	Value (Note 2)
RIGHTS AND WARRANTS (0.00%)(e)
Taiwan (0.00%)(e)
Materials Analysis Technology, strike price 82.00 TWD, expires 12/11/2017	101,018	$17,417

TOTAL RIGHTS AND WARRANTS
(Cost $0)		17,417

TOTAL INVESTMENTS (94.05%)
(Cost $573,660,323)		$822,494,344

Other Assets In Excess Of Liabilities (5.95%)		52,080,855

NET ASSETS (100.00%)		$874,575,199

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $44,365,932, representing 5.07% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $33,582,645 representing 3.84% of net assets.
(d)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(e)	Less than 0.005%.

Currency Abbreviations:

TWD - Taiwan Dollar

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	57

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.43%)
Argentina (0.60%)
Globant SA(a)	69,050	$2,604,566

Australia (0.98%)
carsales.com, Ltd.	201,600	2,115,380
Magellan Financial Group, Ltd.	113,709	2,112,151
		4,227,531

Bangladesh (0.46%)
Square Pharmaceuticals, Ltd.	558,179	2,001,114

Belgium (1.16%)
Melexis NV	50,139	5,023,364

Brazil (1.25%)
M Dias Branco SA	157,200	2,324,867
Raia Drogasil SA	129,100	3,106,640
		5,431,507

Britain (10.92%)
Abcam PLC	232,250	3,069,207
Ascential PLC	562,600	2,517,377
B&M European Value Retail SA	1,824,700	9,628,474
Burford Capital, Ltd.	85,600	1,409,753
Clinigen Group PLC	110,000	1,719,557
Close Brothers Group PLC	135,005	2,490,574
Diploma PLC	457,717	6,559,427
Domino's Pizza Group PLC	494,200	2,203,441
Intertek Group PLC	81,100	5,843,432
Metro Bank PLC(a)	93,100	4,398,261
Sanne Group PLC	203,400	2,161,167
Ultra Electronics Holdings PLC	220,450	5,340,505
		47,341,175

Canada (6.24%)
Birchcliff Energy, Ltd.	179,108	728,871
Gildan Activewear, Inc.	132,029	4,040,388
Ritchie Bros Auctioneers, Inc.	235,750	6,608,073
Spartan Energy Corp.(a)	304,711	1,613,190
Stantec, Inc.	401,539	11,472,543
TFI International, Inc.	107,299	2,589,947
		27,053,012

China (7.91%)
China Medical System
Holdings, Ltd.	3,943,600	7,289,296
CSPC Pharmaceutical Group, Ltd.	1,937,000	3,366,796
Ctrip.com International, Ltd., ADR(a)	54,800	2,624,372
Man Wah Holdings, Ltd.	9,229,800	8,328,991
Silergy Corp.	325,000	7,015,202
Tencent Holdings, Ltd.	48,000	2,152,229

	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.(a)	87,525	$3,531,634
		34,308,520

Colombia (0.81%)
Parex Resources, Inc.(a)	265,519	3,531,746

Egypt (0.33%)
Commercial International Bank Egypt SAE	320,752	1,433,647

Finland (0.67%)
Metso OYJ	79,926	2,905,708

France (2.48%)
Alten SA	74,014	6,479,074
BioMerieux	26,250	2,059,076
Bureau Veritas SA	82,200	2,201,787
		10,739,937

Georgia (0.90%)
BGEO Group PLC	82,400	3,896,051

Germany (6.93%)
Aroundtown SA	671,764	4,718,502
CTS Eventim AG & Co. KGaA	45,650	1,885,600
GRENKE AG	62,450	6,111,299
Norma Group SE	88,050	5,990,825
PATRIZIA Immobilien AG(a)	227,580	4,800,899
Wirecard AG	66,550	6,554,382
		30,061,507

Hong Kong (4.81%)
Samsonite International SA	1,216,760	5,076,722
Value Partners Group, Ltd.	9,790,000	9,700,400
Vitasoy International Holdings, Ltd.	2,622,000	6,063,127
		20,840,249

India (7.19%)
Alkem Laboratories, Ltd.	111,174	3,216,208
Bajaj Finance, Ltd.	128,250	3,565,269
Genpact, Ltd.	53,850	1,639,733
Glenmark Pharmaceuticals,Ltd.	150,000	1,430,496
Indiabulls Housing Finance,Ltd.	109,000	2,093,544
L&T Finance Holdings, Ltd.	761,000	2,363,319
SBI Life Insurance Co., Ltd.(a)(b)(c)	243,705	2,491,184
Vakrangee, Ltd.	441,000	3,828,463
WNS Holdings, Ltd., ADR(a)	160,045	6,068,906
Yes Bank, Ltd.	917,250	4,450,212
		31,147,334

See Notes to Financial Statements.

58	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Indonesia (0.74%)
Bank Rakyat Indonesia Persero Tbk PT	1,932,000	$2,222,245
Delfi, Ltd.	893,700	970,344
		3,192,589

Israel (0.78%)
Wix.com, Ltd.(a)	48,300	3,371,340

Italy (2.66%)
Brembo SpA	553,046	9,134,979
DiaSorin SpA	26,480	2,409,013
		11,543,992

Japan (9.45%)
Create SD Holdings Co., Ltd.	158,400	3,961,916
CyberAgent, Inc.	54,100	1,665,274
Dip Corp.	153,000	3,716,512
Ezaki Glico Co., Ltd.	62,000	3,429,752
MISUMI Group, Inc.	262,000	7,143,046
MonotaRO Co., Ltd.	94,000	2,571,039
Nihon M&A Center, Inc.	255,900	12,175,533
Seria Co., Ltd.	75,500	4,289,433
Tokyo Century Corp.	46,100	1,996,768
		40,949,273

Jordan (0.31%)
Hikma Pharmaceuticals PLC	87,100	1,346,538

Luxembourg (1.08%)
Grand City Properties SA	218,100	4,674,590

Mexico (0.94%)
Banregio Grupo Financiero SAB de CV	764,550	4,078,025

Netherlands (2.00%)
Aalberts Industries NV	175,971	8,679,872

New Zealand (0.47%)
Fisher & Paykel Healthcare Corp., Ltd.	226,967	2,057,905

Norway (0.67%)
Norwegian Finans Holding ASA(a)	231,238	2,887,644

Peru (1.48%)
Alicorp SAA	1,022,439	3,192,665
Credicorp, Ltd.	15,475	3,241,084
		6,433,749

Philippines (3.50%)
Puregold Price Club, Inc.	3,898,200	3,851,006
Robinsons Land Corp.	2,912,000	1,421,451

	Shares	Value (Note 2)
Philippines (continued)
Robinsons Retail Holdings, Inc.	1,811,320	$3,403,352
Security Bank Corp.	1,361,200	6,486,299
		15,162,108

Poland (1.07%)
AmRest Holdings SE(a)	23,400	2,269,960
Dino Polska SA(a)(b)(c)	126,072	2,373,234
		4,643,194

South Africa (0.55%)
EOH Holdings, Ltd.	317,100	2,364,107

South Korea (3.79%)
BGF retail Co., Ltd.	37,900	2,675,851
Hanssem Co., Ltd.	14,900	2,267,551
LG Household & Health Care, Ltd.	3,900	4,097,202
Loen Entertainment, Inc.	28,000	2,661,668
Mando Corp.	8,250	2,404,271
Medy-Tox, Inc.	6,150	2,324,742
		16,431,285

Sweden (2.61%)
Indutrade AB	209,550	5,812,177
Nibe Industrier AB, Class B	279,000	2,791,116
Sweco AB, Class B	127,700	2,731,967
		11,335,260

Switzerland (1.74%)
Luxoft Holding, Inc.(a)	43,900	2,043,545
VZ Holding AG	6,689	2,311,465
Wizz Air Holdings PLC(a)(b)(c)	73,500	3,197,025
		7,552,035

Taiwan (0.44%)
Largan Precision Co., Ltd.	10,000	1,894,925

Thailand (0.69%)
Srisawad Power Corp. PCL	1,427,920	2,987,370

United States (3.83%)
EPAM Systems, Inc.(a)	71,650	6,530,898
FirstCash, Inc.	114,187	7,290,840
Lululemon Athletica, Inc.(a)	45,075	2,772,563
		16,594,301

Vietnam (0.99%)
Vietnam Dairy Products JSC	642,964	4,274,631

TOTAL COMMON STOCKS
(Cost $321,472,424)		405,001,701

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	59

Grandeur Peak International Stalwarts Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
PREFERRED STOCKS (0.51%)
Germany (0.51%)
FUCHS PETROLUB SE	39,500	$2,217,528

TOTAL PREFERRED STOCKS
(Cost $2,089,789)		2,217,528

TOTAL INVESTMENTS (93.94%)
(Cost $323,562,213)		$407,219,229

Other Assets In Excess Of Liabilities (6.06%)		26,278,407

NET ASSETS (100.00%)		$433,497,636

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $8,061,443 representing 1.86% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $8,061,443, representing 1.86% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Financial Statements.

60	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
ASSETS
Investments, at value (Cost - see below)	$430,726,146	$40,646,254	$748,882,531	$348,438,368
Cash	9,143,440	396,299	34,267,490	3,975,922
Foreign cash, at value (Cost $1,773,462, $127,498, $705,916 and $29,677, respectively)	1,773,495	127,501	706,044	29,696
Dividends and interest receivable	171,851	50,007	908,659	316,115
Receivable for investments sold	7,481,608	255,003	1,725,812	2,457,041
Receivable for fund shares subscribed	5,166	60	305,012	76,286
Prepaid and other assets	9,263	12,808	28,813	21,978
Total assets	449,310,969	41,487,932	786,824,361	355,315,406

LIABILITIES
Payable for investments purchased	9,719,838	186,596	1,229,211	2,464,523
Foreign capital gains tax	802,754	–	73,765	130,418
Payable for fund shares redeemed	–	–	571,249	75,266
Advisory fees payable	500,284	48,277	790,624	327,088
Administration fees payable	21,635	7,386	29,830	20,568
Custodian fees payable	197,272	29,090	120,838	93,832
Payable for trustee fees and expenses	4,555	406	7,737	3,562
Payable for chief compliance officer fee	861	74	1,396	648
Payable for principal financial officer fees	153	13	247	115
Distribution and service fees payable	3,832	–	40,336	13,662
Payable for transfer agency fees	4,160	4,174	9,611	7,496
Accrued expenses and other liabilities	23,471	12,824	32,637	29,151
Total liabilities	11,278,815	288,840	2,907,481	3,166,329
NET ASSETS	$438,032,154	$41,199,092	$783,916,880	$352,149,077

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$370,538,492	$30,290,213	$514,435,290	$265,701,854
Accumulated net investment income	1,136,613	77,941	315,128	669,983
Accumulated net realized gain/(loss)	(8,386,735)	2,733,475	42,053,410	4,437,701
Net unrealized appreciation	74,743,784	8,097,463	227,113,052	81,339,539
NET ASSETS	$438,032,154	$41,199,092	$783,916,880	$352,149,077

INVESTMENTS, AT COST	$355,182,833	$32,549,529	$521,692,679	$266,970,963

PRICING OF SHARES
Investor Class
Net Assets	$17,953,640	$–	$192,226,029	$64,535,220
Net Asset Value, offering and redemption price per share	$12.33	$–	$3.99	$16.13
Shares of beneficial interest outstanding	1,456,344	–	48,203,714	4,001,657
Institutional Class
Net Assets	$420,078,514	$41,199,092	$591,690,851	$287,613,857
Net Asset Value, offering and redemption price per share	$12.39	$13.54	$4.03	$16.18
Shares of beneficial interest outstanding	33,897,614	3,043,318	146,736,863	17,779,384

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	61

Grandeur Peak Funds®	Statements of Assets and Liabilities

 October 31, 2017 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
ASSETS
Investments, at value (Cost - see below)	$135,845,124	$822,494,344	$407,219,229
Cash	5,370,122	50,701,181	25,563,295
Foreign cash, at value (Cost $50,218, $579,820 and $393,288, respectively)	50,239	580,130	393,430
Dividends and interest receivable	98,131	1,164,035	343,749
Receivable for investments sold	568,140	2,989,486	1,623,624
Receivable for fund shares subscribed	1,014,241	89,143	62,138
Prepaid and other assets	25,857	27,247	31,696
Total assets	142,971,854	878,045,566	435,237,161

LIABILITIES
Payable for investments purchased	293,708	2,125,505	754,861
Foreign capital gains tax	133,872	88,146	468,378
Payable for fund shares redeemed	14,153	115,170	94,157
Advisory fees payable	104,258	879,707	292,429
Administration fees payable	7,288	33,107	15,470
Custodian fees payable	32,744	160,968	70,233
Payable for trustee fees and expenses	1,242	8,613	3,396
Payable for chief compliance officer fee	171	1,472	323
Payable for principal financial officer fees	30	258	57
Distribution and service fees payable	16,399	17,419	9,010
Payable for transfer agency fees	6,182	7,236	9,105
Accrued expenses and other liabilities	15,705	32,766	22,106
Total liabilities	625,752	3,470,367	1,739,525
NET ASSETS	$142,346,102	$874,575,199	$433,497,636

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$113,259,222	$595,495,829	$344,837,693
Accumulated net investment income/(loss)	(37,825)	2,464,018	580,315
Accumulated net realized gain	2,111,679	27,876,801	4,887,549
Net unrealized appreciation	27,013,026	248,738,551	83,192,079
NET ASSETS	$142,346,102	$874,575,199	$433,497,636

INVESTMENTS, AT COST	$108,698,892	$573,660,323	$323,562,213

PRICING OF SHARES
Investor Class
Net Assets	$80,427,748	$82,430,601	$42,659,119
Net Asset Value, offering and redemption price per share	$14.24	$4.04	$14.68
Shares of beneficial interest outstanding	5,646,106	20,393,587	2,905,904
Institutional Class
Net Assets	$61,918,354	$792,144,598	$390,838,517
Net Asset Value, offering and redemption price per share	$14.30	$4.06	$14.72
Shares of beneficial interest outstanding	4,328,550	194,949,210	26,552,770

See Notes to Financial Statements.

62	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund
INVESTMENT INCOME
Dividends	$5,877,736	$508,303	$6,572,963	$3,403,563
Interest	43,785	5,374	50,222	34,501
Foreign taxes withheld	(544,226)	(38,539)	(450,298)	(285,446)
Total investment income	5,377,295	475,138	6,172,887	3,152,618
EXPENSES
Investment advisor fees (Note 6)	2,919,750	295,773	4,668,231	1,882,957
Administrative fees	79,622	12,998	130,049	67,236
Distribution and service fees - Investor Class	21,273	–	218,163	81,193
Transfer agent fees	18,837	19,263	37,274	30,530
Professional fees	30,471	16,109	26,566	21,161
Printing fees	7,119	1,124	16,708	8,586
Registration fees	16,242	9,342	17,575	18,300
Custodian fees	269,102	47,633	172,597	140,764
Trustee fees and expenses	4,576	408	7,783	3,587
Chief compliance officer fees	4,408	395	7,467	3,446
Principal financial officer fees	780	70	1,321	610
Other expenses	6,960	2,733	10,307	6,171
Total expenses	3,379,140	405,848	5,314,041	2,264,541
Waiver of investment advisory fees	–	–	(182,105)	–
Less fees waived/reimbursed by investment advisor (Note 6)	–	(11,245)	–	–
Total net expenses	3,379,140	394,603	5,131,936	2,264,541
NET INVESTMENT INCOME	1,998,155	80,535	1,040,951	888,077

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	3,087,154	1,964,444	30,282,718	10,427,711
Net realized loss on foreign currency transactions	(111,349)	(1,563)	(83,322)	(47,385)
Net realized gain	2,975,805	1,962,881	30,199,396	10,380,326
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $(1,083,141), $(39,816),$(454,178) and $(181,318), respectively)	23,372,776	2,713,195	60,760,842	24,693,746
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	2,270	729	6,297	2,239
Net change in unrealized appreciation	23,375,046	2,713,924	60,767,139	24,695,985
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	26,350,851	4,676,805	90,966,535	35,076,311
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,349,006	$4,757,340	$92,007,486	$35,964,388

See Notes to Financial Statements.

Semi-Annual Report | October 31, 201	63

Grandeur Peak Funds®	Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Grandeur Peak Global Stalwarts Fund	Grandeur Peak International Opportunities Fund	Grandeur Peak International Stalwarts Fund
INVESTMENT INCOME
Dividends	$791,303	$9,433,496	$2,622,034
Interest	14,092	91,095	59,204
Foreign taxes withheld	(49,318)	(862,706)	(190,064)
Total investment income	756,077	8,661,885	2,491,174

EXPENSES
Investment advisor fees (Note 6)	510,870	5,252,550	1,483,085
Recoupment of previously waived fees (Note 6)	50,698	–	–
Administrative fees	24,477	145,745	64,021
Distribution and service fees - Investor Class	87,953	98,892	46,870
Transfer agent fees	26,990	28,857	40,164
Professional fees	17,318	25,391	17,282
Printing fees	3,614	11,728	5,627
Registration fees	11,980	16,513	15,171
Custodian fees	51,391	225,923	91,602
Trustee fees and expenses	1,279	8,714	3,472
Chief compliance officer fees	1,201	8,316	3,269
Principal financial officer fees	213	1,468	579
Other expenses	4,112	11,271	5,625
Total expenses	792,096	5,835,368	1,776,767
Waiver of investment advisory fees	–	(252,224)	–
Total net expenses	792,096	5,583,144	1,776,767
NET INVESTMENT INCOME/(LOSS)	(36,019)	3,078,741	714,407

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,656,922	27,534,051	4,603,414
Net realized loss on foreign currency transactions	(42,291)	(198,309)	(137,941)
Net realized gain	1,614,631	27,335,742	4,465,473
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $24,239, $(1,021,439) and $227,370, respectively)	12,411,618	76,586,830	38,810,527
Net change in unrealized appreciation on translation of assets and liabilities in foreign currencies	31	40,930	2,416
Net change in unrealized appreciation	12,411,649	76,627,760	38,812,943
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	14,026,280	103,963,502	43,278,416
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,990,261	$107,042,243	$43,992,823

See Notes to Financial Statements.

64	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$1,998,155	$1,312,958
Net realized gain	2,975,805	1,045,085
Net change in unrealized appreciation	23,375,046	63,061,781
Net increase in net assets resulting from operations	28,349,006	65,419,824

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(66,810)
Institutional Class	–	(1,961,876)
Net decrease in net assets from distributions	–	(2,028,686)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	257,705	490,678
Distributions reinvested	–	65,088
Cost of shares redeemed	(1,547,617)	(6,113,284)
Redemption fees	–	130
Net decrease from capital shares transactions	(1,289,912)	(5,557,388)

Institutional Class
Proceeds from sales of shares	3,694,147	15,112,959
Distributions reinvested	–	1,775,141
Cost of shares redeemed	(9,686,603)	(27,797,275)
Redemption fees	81	110
Net decrease from capital shares transactions	(5,992,375)	(10,909,065)

Net increase in net assets	21,066,719	46,924,685

NET ASSETS
Beginning of period	416,965,434	370,040,749
End of period*	$438,032,153	$416,965,434

*Including accumulated net investment income/(loss) of:	$1,136,613	$(861,542)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	21,566	46,050
Issued to shareholders in reinvestment of distributions	–	6,419
Redeemed	(130,111)	(580,153)
Net decrease in share transactions	(108,545)	(527,684)

Institutional Class
Issued	308,759	1,431,423
Issued to shareholders in reinvestment of distributions	–	174,375
Redeemed	(808,169)	(2,673,849)
Net decrease in share transactions	(499,410)	(1,068,051)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	65

Grandeur Peak Global Micro Cap Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$80,535	$36,054
Net realized gain	1,962,881	1,195,943
Net change in unrealized appreciation	2,713,924	3,987,884
Net increase in net assets resulting from operations	4,757,340	5,219,881

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Institutional Class	–	(72,387)
Net realized gains on investments
Institutional Class	–	(318,826)
Net decrease in net assets from distributions	–	(391,213)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	774,460	2,802,634
Distributions reinvested	–	378,056
Cost of shares redeemed	(952,353)	(2,125,169)
Redemption fees	–	2
Net increase/(decrease) from capital shares transactions	(177,893)	1,055,523

Net increase in net assets	4,579,447	5,884,191

NET ASSETS
Beginning of period	36,619,645	30,735,454
End of period*	$41,199,092	$36,619,645

*Including accumulated net investment income/(loss) of:	$77,941	$(2,594)

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	60,816	257,322
Issued to shareholders in reinvestment of distributions	–	34,940
Redeemed	(75,020)	(194,608)
Net increase/(decrease) in share transactions	(14,204)	97,654

See Notes to Financial Statements.

66	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$1,040,951	$752,205
Net realized gain	30,199,396	13,115,814
Net change in unrealized appreciation	60,767,139	91,442,710
Net increase in net assets resulting from operations	92,007,486	105,310,729

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	–
Institutional Class	–	(682,795)
Net realized gains on investments
Investor Class	–	(208,741)
Institutional Class	–	(563,234)
Net decrease in net assets from distributions	–	(1,454,770)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	15,192,061	16,005,788
Distributions reinvested	–	199,029
Cost of shares redeemed	(11,194,452)	(50,076,349)
Redemption fees	9	1,088
Net increase/(decrease) from capital shares transactions	3,997,618	(33,870,444)

Institutional Class
Proceeds from sales of shares	12,925,573	55,465,734
Distributions reinvested	–	1,194,887
Cost of shares redeemed	(24,243,337)	(52,607,866)
Redemption fees	263	4,876
Net increase/(decrease) from capital shares transactions	(11,317,501)	4,057,631

Net increase in net assets	84,687,603	74,043,146

NET ASSETS
Beginning of period	699,229,277	625,186,131
End of period*	$783,916,880	$699,229,277

*Including accumulated net investment income/(loss) of:	$315,128	$(725,823)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	4,030,575	4,969,762
Issued to shareholders in reinvestment of distributions	–	62,984
Redeemed	(3,010,367)	(15,424,679)
Net increase/(decrease) in share transactions	1,020,208	(10,391,933)

Institutional Class
Issued	3,428,024	16,979,178
Issued to shareholders in reinvestment of distributions	–	374,573
Redeemed	(6,425,689)	(16,596,520)
Net increase/(decrease) in share transactions	(2,997,665)	757,231

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	67

Grandeur Peak Global Reach Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$888,077	$697,491
Net realized gain	10,380,326	7,092,527
Net change in unrealized appreciation	24,695,985	42,795,408
Net increase in net assets resulting from operations	35,964,388	50,585,426

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(84,133)
Institutional Class	–	(681,502)
Net decrease in net assets from distributions	–	(765,635)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	2,321,417	4,112,844
Distributions reinvested	–	81,122
Cost of shares redeemed	(12,331,422)	(14,422,937)
Redemption fees	51	426
Net decrease from capital shares transactions	(10,009,954)	(10,228,545)

Institutional Class
Proceeds from sales of shares	7,976,940	24,646,538
Distributions reinvested	–	642,714
Cost of shares redeemed	(8,038,715)	(27,368,439)
Redemption fees	–	1,027
Net decrease from capital shares transactions	(61,775)	(2,078,160)

Net increase in net assets	25,892,659	37,513,086

NET ASSETS
Beginning of period	326,256,419	288,743,333
End of period*	$352,149,078	$326,256,419

*Including accumulated net investment income/(loss) of:	$669,983	$(218,094)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	153,725	318,050
Issued to shareholders in reinvestment of distributions	–	6,264
Redeemed	(805,755)	(1,110,221)
Net decrease in share transactions	(652,030)	(785,907)

Institutional Class
Issued	522,730	1,860,022
Issued to shareholders in reinvestment of distributions	–	49,592
Redeemed	(525,565)	(2,115,611)
Net decrease in share transactions	(2,835)	(205,997)

See Notes to Financial Statements.

68	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment loss	$(36,019)	$(76,695)
Net realized gain	1,614,631	937,782
Net change in unrealized appreciation	12,411,649	12,316,556
Net increase in net assets resulting from operations	13,990,261	13,177,643

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(38,237)
Institutional Class	–	(70,513)
Net decrease in net assets from distributions	–	(108,750)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	16,327,962	40,939,429
Distributions reinvested	–	37,612
Cost of shares redeemed	(4,834,810)	(6,232,494)
Redemption fees	779	1,969
Net increase from capital shares transactions	11,493,931	34,746,516

Institutional Class
Proceeds from sales of shares	11,825,585	27,023,764
Distributions reinvested	–	66,016
Cost of shares redeemed	(3,985,853)	(2,576,566)
Redemption fees	–	216
Net increase from capital shares transactions	7,839,732	24,513,430

Net increase in net assets	33,323,924	72,328,839

NET ASSETS
Beginning of period	109,022,177	36,693,338
End of period*	$142,346,101	$109,022,177
*Including accumulated net investment loss of:	$(37,825)	$(1,806)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,209,185	3,565,906
Issued to shareholders in reinvestment of distributions	–	3,323
Redeemed	(361,217)	(533,831)
Net increase in share transactions	847,968	3,035,398
Institutional Class
Issued	880,097	2,334,427
Issued to shareholders in reinvestment of distributions	–	5,816
Redeemed	(288,267)	(218,942)
Net increase in share transactions	591,830	2,121,301

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	69

Grandeur Peak International Opportunities Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$3,078,741	$2,817,200
Net realized gain	27,335,742	15,154,690
Net change in unrealized appreciation	76,627,760	101,628,897
Net increase in net assets resulting from operations	107,042,243	119,600,787

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(373,708)
Institutional Class	–	(4,194,578)
Net realized gains on investments
Investor Class	–	(1,243,840)
Institutional Class	–	(10,524,647)
Net decrease in net assets from distributions	–	(16,336,773)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	5,274,635	16,040,116
Distributions reinvested	–	1,519,011
Cost of shares redeemed	(11,543,404)	(73,177,961)
Redemption fees	–	346
Net decrease from capital shares transactions	(6,268,769)	(55,618,488)

Institutional Class
Proceeds from sales of shares	15,408,116	82,878,502
Distributions reinvested	–	13,246,236
Cost of shares redeemed	(18,513,784)	(70,160,974)
Redemption fees	36	5,235
Net increase/(decrease) from capital shares transactions	(3,105,632)	25,968,999

Net increase in net assets	97,667,842	73,614,525

NET ASSETS
Beginning of period	776,907,357	703,292,832
End of period*	$874,575,199	$776,907,357

*Including accumulated net investment income/(loss) of:	$2,464,018	$(614,723)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	1,376,804	5,029,639
Issued to shareholders in reinvestment of distributions	–	494,792
Redeemed	(3,040,736)	(23,531,613)
Net decrease in share transactions	(1,663,932)	(18,007,182)

Institutional Class
Issued	4,006,294	26,474,706
Issued to shareholders in reinvestment of distributions	–	4,300,726
Redeemed	(4,774,610)	(21,629,721)
Net increase/(decrease) in share transactions	(768,316)	9,145,711

See Notes to Financial Statements.

70	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS
Net investment income	$714,407	$707,009
Net realized gain	4,465,473	1,792,829
Net change in unrealized appreciation	38,812,943	37,615,840
Net increase in net assets resulting from operations	43,992,823	40,115,678

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3)
Net investment income
Investor Class	–	(73,124)
Institutional Class	–	(929,880)
Net decrease in net assets from distributions	–	(1,003,004)

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Investor Class
Proceeds from sales of shares	9,070,464	8,549,781
Distributions reinvested	–	22,941
Cost of shares redeemed	(1,817,364)	(4,109,607)
Redemption fees	340	308
Net increase from capital shares transactions	7,253,440	4,463,423

Institutional Class
Proceeds from sales of shares	110,250,796	143,867,333
Distributions reinvested	–	913,917
Cost of shares redeemed	(24,442,340)	(33,019,442)
Redemption fees	4,040	3,133
Net increase from capital shares transactions	85,812,496	111,764,941

Net increase in net assets	137,058,759	155,341,038

NET ASSETS
Beginning of period	296,438,877	141,097,839
End of period*	$433,497,636	$296,438,877

*Including accumulated net investment income/(loss) of:	$580,315	$(134,092)

OTHER INFORMATION
Shares Transactions
Investor Class
Issued	654,917	728,649
Issued to shareholders in reinvestment of distributions	–	2,054
Redeemed	(129,191)	(349,537)
Net increase in share transactions	525,726	381,166
Institutional Class
Issued	7,993,326	12,243,757
Issued to shareholders in reinvestment of distributions	–	81,746
Redeemed	(1,759,832)	(2,803,836)
Net increase in share transactions	6,233,494	9,521,667

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	71

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$11.55		$9.82	$11.51	$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.04		0.02	0.07	0.02	(0.05)
Net realized and unrealized gain/(loss) on investments	0.74		1.75	(1.41)	1.22	0.58
Total income/(loss) from investment operations	0.78		1.77	(1.34)	1.24	0.53

DISTRIBUTIONS
From net investment income	–		(0.04)	–	(0.01)	–
From net realized gain on investments	–		–	(0.35)	(0.25)	–
Total distributions	–		(0.04)	(0.35)	(0.26)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.78		1.73	(1.69)	0.98	0.53
NET ASSET VALUE, END OF PERIOD	$12.33		$11.55	$9.82	$11.51	$10.53

TOTAL RETURN	6.75	%(c)	18.08%	(11.62)%	12.06%	5.30	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$17,954		$18,074	$20,548	$39,896	$27,952

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.79	%(d)	1.76%	1.77%	1.82%	2.01	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.79	%(d)	1.76%	1.77%	1.82%	1.95	%(d)(e)
Net investment income/(loss)	0.70	%(d)	0.21%	0.69%	0.22%	(0.55	)%(d)

PORTFOLIO TURNOVER RATE	16	%(c)	42%	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

72	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Emerging Markets Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period December 16, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$11.60		$9.85	$11.52	$10.54	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.06		0.04	0.08	0.05	(0.03)
Net realized and unrealized gain/(loss) on investments	0.73		1.77	(1.40)	1.21	0.57
Total income/(loss) from investment operations	0.79		1.81	(1.32)	1.26	0.54

DISTRIBUTIONS
From net investment income	–		(0.06)	–	(0.03)	–
From net realized gain on investments	–		–	(0.35)	(0.25)	–
Total distributions	–		(0.06)	(0.35)	(0.28)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	0.79		1.75	(1.67)	0.98	0.54
NET ASSET VALUE, END OF PERIOD	$12.39		$11.60	$9.85	$11.52	$10.54

TOTAL RETURN	6.81	%(c)	18.42%	(11.44)%	12.22%	5.40	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$420,079		$398,891	$349,493	$428,048	$255,819

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.55	%(d)	1.55%	1.55%	1.58%	1.76	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.55	%(d)	1.55%	1.55%	1.58%	1.70	%(d)(e)
Net investment income/(loss)	0.93	%(d)	0.35%	0.75%	0.43%	(0.37	)%(d)

PORTFOLIO TURNOVER RATE	16	%(c)	42%	40%	53%	26	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	73

Grandeur Peak Global Micro Cap Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period October 21, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$11.98		$10.38	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.01	(0.02)
Net realized and unrealized gain on investments	1.53		1.72	0.40
Total income from investment operations	1.56		1.73	0.38

DISTRIBUTIONS
From net investment income	–		(0.02)	–
From net realized gain on investments	–		(0.11)	–
Total distributions	–		(0.13)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	1.56		1.60	0.38
NET ASSET VALUE, END OF PERIOD	$13.54		$11.98	$10.38

TOTAL RETURN	13.02	%(c)	16.81%	3.80	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$41,199		$36,620	$30,735

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.06	%(d)	2.17%	2.30	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	2.00	%(d)	2.00%	2.00	%(d)(e)
Net investment income/(loss)	0.41	%(d)	0.11%	(0.41	)%(d)

PORTFOLIO TURNOVER RATE	22	%(c)	37%	8	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

74	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$3.52		$3.01		$3.43		$3.31	$2.77		$2.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.00	(b)	(0.00	)(b)(c)	0.00	(b)	0.00 (b)	(0.00	)(b)	0.00 (b)
Net realized and unrealized gain/(loss) on investments	0.47		0.51		(0.18)		0.35	0.67		0.51
Total income/(loss) from investment operations	0.47		0.51		(0.18)		0.35	0.67		0.51

DISTRIBUTIONS
From net investment income	–		–		(0.00	)(b)	(0.01)	–		(0.01)
From net realized gain on investments	–		(0.00	)(b)	(0.24)		(0.22)	(0.13)		(0.04)
Total distributions	–		(0.00	)(b)	(0.24)		(0.23)	(0.13)		(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	0.47		0.51		(0.42)		0.12	0.54		0.46
NET ASSET VALUE, END OF PERIOD	$3.99		$3.52		$3.01		$3.43	$3.31		$2.77

TOTAL RETURN	13.35	%(d)	17.09%		(5.03)%		11.09%	24.31%		22.34%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$192,226		$166,284		$173,156		$201,462	$216,247		$132,384

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.61	%(e)	1.61%		1.62%		1.62%	1.68%		1.76%
Expenses (including fees waived/ reimbursed by investment advisor)	1.56	%(e)	1.59%		1.62%		1.62%	1.68%		1.75%
Net investment income/(loss)	0.09	%(e)	(0.06)%		0.06%		0.12%	(0.15)%		0.19%

PORTFOLIO TURNOVER RATE	12	%(d)	30%		32%		37%	38%		35%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	75

Grandeur Peak Global Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014		Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$3.56		$3.03		$3.46	$3.34	$2.79		$2.32

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01		0.01	0.01	0.00	(b)	0.01
Net realized and unrealized gain/(loss) on investments	0.46		0.52		(0.19)	0.34	0.68		0.52
Total income/(loss) from investment operations	0.47		0.53		(0.18)	0.35	0.68		0.53

DISTRIBUTIONS
From net investment income	–		(0.00	)(b)	(0.01)	(0.01)	(0.00	)(b)	(0.02)
From net realized gain on investments	–		(0.00	)(b)	(0.24)	(0.22)	(0.13)		(0.04)
Total distributions	–		(0.00	)(b)	(0.25)	(0.23)	(0.13)		(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	0.47		0.53		(0.43)	0.12	0.55		0.47
NET ASSET VALUE, END OF PERIOD	$4.03		$3.56		$3.03	$3.46	$3.34		$2.79

TOTAL RETURN	13.20	%(c)	17.81%		(5.12)%	11.20%	24.67%		22.86%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$591,691		$532,946		$452,030	$526,394	$492,869		$217,953

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.36	%(d)	1.37%		1.38%	1.38%	1.44%		1.51%
Expenses (including fees waived/ reimbursed by investment advisor)	1.31	%(d)	1.35%		1.38%	1.38%	1.44%		1.50%
Net investment income	0.34	%(d)	0.18%		0.30%	0.35%	0.08%		0.37%

PORTFOLIO TURNOVER RATE	12	%(c)	30%		32%	37%	38%		35%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

76	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$14.52		$12.31	$13.65	$12.43	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.03		0.01	0.01	0.00 (b)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.58		2.22	(0.89)	1.37	2.54
Total income/(loss) from investment operations	1.61		2.23	(0.88)	1.37	2.52

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	–		–	(0.45)	(0.14)	(0.08)
Total distributions	–		(0.02)	(0.46)	(0.15)	(0.10)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01

INCREASE/DECREASE IN NET ASSET VALUE	1.61		2.21	(1.34)	1.22	2.43
NET ASSET VALUE, END OF PERIOD	$16.13		$14.52	$12.31	$13.65	$12.43

TOTAL RETURN	11.09	%(c)	18.11%	(6.45)%	11.09%	25.31	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$64,535		$67,574	$66,984	$87,354	$46,163

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52	%(d)	1.52%	1.60%	1.60%	1.91	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.52	%(d)	1.52%	1.60%	1.60%	1.60	%(d)(e)
Net investment income/(loss)	0.34	%(d)	0.07%	0.10%	0.03%	(0.17	)%(d)

PORTFOLIO TURNOVER RATE	20	%(c)	42%	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	77

Grandeur Peak Global Reach Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	For the Period June 19, 2013 (Inception) to April 30, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$14.55		$12.33	$13.66	$12.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04		0.04	0.04	0.03	0.02
Net realized and unrealized gain/(loss) on investments	1.59		2.22	(0.89)	1.37	2.52
Total income/(loss) from investment operations	1.63		2.26	(0.85)	1.40	2.54

DISTRIBUTIONS
From net investment income	–		(0.04)	(0.03)	(0.02)	(0.04)
From net realized gain on investments	–		–	(0.45)	(0.14)	(0.08)
Total distributions	–		(0.04)	(0.48)	(0.16)	(0.12)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	1.63		2.22	(1.33)	1.24	2.42
NET ASSET VALUE, END OF PERIOD	$16.18		$14.55	$12.33	$13.66	$12.42

TOTAL RETURN	11.20	%(c)	18.36%	(6.18)%	11.41%	25.45	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$287,614		$258,683	$221,759	$260,239	$88,311

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.28	%(d)	1.29%	1.35%	1.35%	1.75	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.28	%(d)	1.29%	1.35%	1.35%	1.35	%(d)(e)
Net investment income	0.56	%(d)	0.28%	0.34%	0.23%	0.21	%(d)

PORTFOLIO TURNOVER RATE	20	%(c)	42%	46%	46%	39	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

78	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$12.76		$10.85	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		(0.03)	0.00	(b)
Net realized and unrealized gain on investments	1.49		1.95	0.85
Total income from investment operations	1.48		1.92	0.85

DISTRIBUTIONS
From net investment income	–		(0.01)	(0.00	)(b)
From net realized gain on investments	–		–	(0.00	)(b)
Total distributions	–		(0.01)	(0.00	)(b)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	1.48		1.91	0.85
NET ASSET VALUE, END OF PERIOD	$14.24		$12.76	$10.85

TOTAL RETURN	11.60	%(c)	17.70%	8.55	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$80,428		$61,212	$19,131

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.35	%(d)	1.41%	2.06	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35	%(d)	1.35%	1.35	%(d)(e)
Net investment loss	(0.17	)%(d)	(0.23)%	0.00	%(d)(f)

PORTFOLIO TURNOVER RATE	15	%(c)	32%	24	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.
(f)	Less than 0.005% of average net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	79

Grandeur Peak Global Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$12.79		$10.87	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01 (b)	0.02
Net realized and unrealized gain on investments	1.50		1.93	0.85
Total income from investment operations	1.51		1.94	0.87

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.00	)(c)
From net realized gain on investments	–		–	(0.00	)(c)
Total distributions	–		(0.02)	(0.00	)(c)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (c)	0.00	(c)

INCREASE IN NET ASSET VALUE	1.51		1.92	0.87
NET ASSET VALUE, END OF PERIOD	$14.30		$12.79	$10.87

TOTAL RETURN	11.81	%(d)	17.92%	8.76	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$61,918		$47,811	$17,562

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.10	%(e)	1.17%	1.86	%(e)(f)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10	%(e)	1.10%	1.10	%(e)(f)
Net investment income	0.08	%(e)	0.05%	0.22	%(e)

PORTFOLIO TURNOVER RATE	15	%(d)	32%	24	%(d)

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Not Annualized.
(e)	Annualized.
(f)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

80	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$3.55		$3.09	$3.42	$3.41	$2.83	$2.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01	0.01	0.01	0.01	0.01
Net realized and unrealized gain/(loss) on investments	0.48		0.52	(0.20)	0.21	0.68	0.55
Total income/(loss) from investment operations	0.49		0.53	(0.19)	0.22	0.69	0.56

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.01)	(0.01)	(0.02)	(0.01)
From net realized gain on investments	–		(0.05)	(0.13)	(0.20)	(0.09)	(0.01)
Total distributions	–		(0.07)	(0.14)	(0.21)	(0.11)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	–		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	0.49		0.46	(0.33)	0.01	0.58	0.54
NET ASSET VALUE, END OF PERIOD	$4.04		$3.55	$3.09	$3.42	$3.41	$2.83

TOTAL RETURN	13.80	%(c)	17.50%	(5.53)%	7.25%	24.59%	24.57%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$82,431		$78,403	$123,922	$173,842	$153,296	$96,550

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.61	%(d)	1.61%	1.62%	1.62%	1.73%	1.88%
Expenses (including fees waived/reimbursed by investment advisor)	1.55	%(d)	1.58%	1.62%	1.62%	1.73%	1.75%
Net investment income	0.53	%(d)	0.16%	0.45%	0.37%	0.20%	0.26%

PORTFOLIO TURNOVER RATE	10	%(c)	30%	34%	36%	37%	52%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	81

Grandeur Peak International Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015	Year Ended April 30, 2014	Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$3.57		$3.11	$3.43	$3.42	$2.84	$2.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.01	0.02	0.02	0.01	0.01
Net realized and unrealized gain/(loss) on investments	0.48		0.52	(0.20)	0.21	0.69	0.57
Total income/(loss) from investment operations	0.49		0.53	(0.18)	0.23	0.70	0.58

DISTRIBUTIONS
From net investment income	–		(0.02)	(0.01)	(0.02)	(0.03)	(0.02)
From net realized gain on investments	–		(0.05)	(0.13)	(0.20)	(0.09)	(0.01)
Total distributions	–		(0.07)	(0.14)	(0.22)	(0.12)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	0.49		0.46	(0.32)	0.01	0.58	0.55
NET ASSET VALUE, END OF PERIOD	$4.06		$3.57	$3.11	$3.43	$3.42	$2.84

TOTAL RETURN	13.73	%(c)	17.59%	(5.02)%	7.41%	24.70%	25.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$792,145		$698,504	$579,371	$682,364	$658,127	$250,962

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.36	%(d)	1.37%	1.38%	1.38%	1.46%	1.59%
Expenses (including fees waived/ reimbursed by investment advisor)	1.30	%(d)	1.34%	1.38%	1.38%	1.46%	1.50%
Net investment income	0.75	%(d)	0.42%	0.65%	0.61%	0.42%	0.51%

PORTFOLIO TURNOVER RATE	10	%(c)	30%	34%	36%	37%	52%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

82	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$13.04		$11.02	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01		0.02	0.03
Net realized and unrealized gain on investments	1.63		2.03	0.99
Total income from investment operations	1.64		2.05	1.02

DISTRIBUTIONS
From net investment income	–		(0.03)	–
Total distributions	–		(0.03)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	1.64		2.02	1.02
NET ASSET VALUE, END OF PERIOD	$14.68		$13.04	$11.02

TOTAL RETURN	12.58	%(c)	18.68%	10.20	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$42,659		$31,045	$22,028

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.18	%(d)	1.27%	1.45	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	1.18	%(d)	1.27%	1.35	%(d)(e)
Net investment income	0.19	%(d)	0.19%	0.44	%(d)

PORTFOLIO TURNOVER RATE	10	%(c)	37%	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	83

Grandeur Peak International Stalwarts Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	For the Period September 2, 2015 (Commencement of Operations) to April 30, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$13.06		$11.03	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.03		0.04	0.04
Net realized and unrealized gain on investments	1.63		2.04	0.99
Total income from investment operations	1.66		2.08	1.03

DISTRIBUTIONS
From net investment income	–		(0.05)	(0.00	)(b)
Total distributions	–		(0.05)	(0.00	)(b)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00	(b)

INCREASE IN NET ASSET VALUE	1.66		2.03	1.03
NET ASSET VALUE, END OF PERIOD	$14.72		$13.06	$11.03

TOTAL RETURN	12.71	%(c)	18.96%	10.34	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$390,839		$265,393	$119,070

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	0.93	%(d)	1.02%	1.20	%(d)(e)
Expenses (including fees waived/ reimbursed by investment advisor)	0.93	%(d)	1.02%	1.10	%(d)(e)
Net investment income	0.41	%(d)	0.37%	0.60	%(d)

PORTFOLIO TURNOVER RATE	10	%(c)	37%	59	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

See Notes to Financial Statements.

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2017, the Trust consists of multiple separate portfolios or series. This semi-annual report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Semi-Annual Report | October 31, 2017	85

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2017:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
South Korea	$31,097,018	$3,071,228	$3,022,095	$37,190,341
Other*	392,777,108	–	–	392,777,108
Corporate Bonds*	$–	$667,533	$–	$667,533
Rights and Warrants*	–	91,164	–	91,164
Total	$423,874,126	$3,829,925	$3,022,095	$430,726,146

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
South Korea	$1,076,378	$–	$75,965	$1,152,343
Other*	39,271,718	–	–	39,271,718
Corporate Bonds*	$–	$212,383	$–	$212,383
Rights and Warrants*	–	9,810	–	9,810
Total	$40,348,096	$222,193	$75,965	$40,646,254

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$748,386,948	$–	$–	$748,386,948
Corporate Bonds*	–	495,583	–	495,583
Total	$748,386,948	$495,583	$–	$748,882,531

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
South Korea	$7,633,044	$–	$601,580	$8,234,624
Spain	–	–	12	12
Other*	338,436,587	–	–	338,436,587
Preferred Stocks*	$707,364	$–	$–	$707,364
Corporate Bonds*	–	1,059,781	–	1,059,781
Total	$346,776,995	$1,059,781	$601,592	$348,438,368

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
South Korea	$3,686,349	$762,512	$–	$4,448,861
Other*	130,750,654	–	–	130,750,654
Preferred Stocks*	$645,609	$–	$–	$645,609
Total	$135,082,612	$762,512	$–	$135,845,124

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
South Korea	$21,787,001	$–	$2,655,960	$24,442,961
Other*	797,374,016	–	–	797,374,016
Corporate Bonds*	$–	$659,950	$–	$659,950
Rights and Warrants*	–	17,417	–	17,417
Total	$819,161,017	$677,367	$2,655,960	$822,494,344

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
South Korea	$13,755,434	$2,675,851	$–	$16,431,285
Other*	388,570,416	–	–	388,570,416
Preferred Stocks*	$2,217,528	$–	$–	$2,217,528
Total	$404,543,378	$2,675,851	$–	$407,219,229

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at a period end, it could result in securities transferring from a Level 2 to a Level 1 classification. The transfer amount disclosed in the table below represents the value of the securities as of October 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of April 30, 2017. The below transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade.

The Funds had the following transfers between levels 1 and 2 during the six months ended October 31, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$1,394,350	$–	$–	$(1,394,350)
Total	$1,394,350	$–	$–	$(1,394,350)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Micro Cap Fund
Common Stocks	$445,122	$–	$–	$(445,122)
Total	$445,122	$–	$–	$(445,122)

Semi-Annual Report | October 31, 2017	87

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Reach Fund
Common Stocks	$1,511,868	$–	$–	$(1,511,868)
Total	$1,511,868	$–	$–	$(1,511,868)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak International Opportunities Fund
Common Stocks	$1,533,184	$–	$–	$(1,533,184)
Total	$1,533,184	$–	$–	$(1,833,184)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$3,306,095	$3,306,095
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(1)	(1)
Change in Unrealized Appreciation/(Depreciation)	(283,999)	(283,999)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2017	$3,022,095	$3,022,095
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2017	$(283,999)	$(283,999)

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2017	$83,107	$83,107
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(3)	(3)
Change in Unrealized Appreciation/(Depreciation)	(7,139)	(7,139)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2017	$75,965	$75,965
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2017	$(7,139)	$(7,139)

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2017	$658,125	$658,125
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	–	–
Change in Unrealized Appreciation/(Depreciation)	(56,533)	(56,533)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2017	$601,592	$601,592
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2017	$(56,533)	$(56,533)

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2017	$2,905,555	$2,905,555
Accrued discount/ premium	–	–
Return of Capital	–	–
Realized Gain/(Loss)	(3)	(3)
Change in Unrealized Appreciation/(Depreciation)	(249,592)	(249,592)
Purchases	–	–
Sales Proceeds	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of October 31, 2017	$2,655,960	$2,655,960
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at October 31, 2017	$(249,592)	$(249,592)

Change in unrealized appreciation/depreciation on Level 3 securities is included on the Statements of Operations under Net change in unrealized appreciation/ (depreciation) on investments. Realized gain (loss) on Level 3 securities is included on the Statements of Operations under Net realized gain/(loss) on investments.

The table below provided additional information about the Level 3 Fair Value Measurements as of October 31, 2017:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Emerging Markets Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$3,022,095	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Micro Cap Fund

Asset Class	Fair Value (USD) at 10/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$75,965	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 10/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$601,592	Discount on last quoted exchange price due to factory production halt	Discount	37%

Grandeur Peak International Opportunities Fund

Asset Class	Fair Value (USD) at 10/31/17	Valuation Technique	Unobservable Inputs(a)	Value
Foreign Common Stock	$2,655,960	Discount on last quoted exchange price due to factory production halt	Discount	37%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount	Decrease	Increase

Semi-Annual Report | October 31, 2017	89

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2017, the Funds had the following cash balances participating in the BBH CMS:

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$9,143,440
Grandeur Peak Global Micro Cap Fund	396,299
Grandeur Peak Global Opportunities Fund	34,267,491
Grandeur Peak Global Reach Fund	3,975,924
Grandeur Peak Global Stalwarts Fund	5,370,122
Grandeur Peak International Opportunities Fund	50,685,301
Grandeur Peak International Stalwarts Fund	25,563,295

As of October 31, 2017, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Grandeur Peak Emerging Markets Opportunities Fund	$0
Grandeur Peak Global Micro Cap Fund	8,349
Grandeur Peak Global Opportunities Fund	0
Grandeur Peak Global Reach Fund	0
Grandeur Peak Global Stalwarts Fund	0
Grandeur Peak International Opportunities Fund	0
Grandeur Peak International Stalwarts Fund	0

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Funds had a liability for unrecognized capital gains tax. These amounts are disclosed as Foreign Capital Gains Tax on the Statements of Assets and Liabilities. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$101,914,651	$(26,761,891)	$75,152,760	$355,573,386
Grandeur Peak Global Micro Cap Fund	9,939,694	(1,842,970)	8,096,724	32,549,530
Grandeur Peak Global Opportunities Fund	265,934,510	(38,915,814)	227,018,696	521,863,835
Grandeur Peak Global Reach Fund	98,739,734	(17,506,811)	81,232,923	267,205,445
Grandeur Peak Global Stalwarts Fund	29,771,334	(2,693,089)	27,078,245	108,766,879
Grandeur Peak International Opportunities Fund	282,673,007	(33,930,080)	248,742,927	573,751,417
Grandeur Peak International Stalwarts Fund	90,143,893	(6,939,324)	83,204,569	324,014,660

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The tax character of distributions paid by the Funds for the fiscal year and or period ended April 30, 2017 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Grandeur Peak Emerging Markets Opportunities Fund	$2,028,686	$–
Grandeur Peak Global Micro Cap Fund	380,816	10,397
Grandeur Peak Global Opportunities Fund	682,795	771,975
Grandeur Peak Global Reach Fund	765,635	–
Grandeur Peak Global Stalwarts Fund	108,750	–
Grandeur Peak International Opportunities Fund	4,568,286	11,768,487
Grandeur Peak International Stalwarts Fund	1,003,004	–

Semi-Annual Report | October 31, 2017	91

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months ended October 31, 2017 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Grandeur Peak Emerging Markets Opportunities Fund	$79,065,805	$67,978,565
Grandeur Peak Global Micro Cap Fund	8,513,517	8,260,282
Grandeur Peak Global Opportunities Fund	86,941,413	125,855,802
Grandeur Peak Global Reach Fund	68,040,798	70,478,947
Grandeur Peak Global Stalwarts Fund	32,413,815	17,811,619
Grandeur Peak International Opportunities Fund	82,530,364	122,645,086
Grandeur Peak International Stalwarts Fund	106,792,646	35,820,614

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2017 and the year ended April 30, 2017, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Grandeur Peak Emerging Markets Opportunities Fund	1.35%
Grandeur Peak Global Micro Cap Fund	1.50%
Grandeur Peak Global Opportunities Fund	1.25%
Grandeur Peak Global Reach Fund	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%
Grandeur Peak International Opportunities Fund	1.25%
Grandeur Peak International Stalwarts Fund	0.80%

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Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

The Adviser has contractually agreed to limit certain of each Fund’s expenses. The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	1.95%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.70%	September 1, 2017 – August 31, 2018
Grandeur Peak Global Micro Cap Fund
Institutional Class	2.00%	September 1, 2016 – August 31, 2017 /
		September 1, 2017 – August 31, 2018
Grandeur Peak Global Opportunities Fund
Investor Class	1.75%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.50%	September 1, 2017 – August 31, 2018
Grandeur Peak Global Reach Fund
Investor Class	1.60%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.35%	September 1, 2017 – August 31, 2018
Grandeur Peak Global Stalwarts Fund
Investor Class	1.35%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.10%	September 1, 2017 – August 31, 2018
Grandeur Peak International Opportunities Fund
Investor Class	1.75%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.50%	September 1, 2017 – August 31, 2018
Grandeur Peak International Stalwarts Fund
Investor Class	1.35%	September 1, 2016 – August 31, 2017 /
Institutional Class	1.10%	September 1, 2017 – August 31, 2018

Pursuant to these agreements, each Fund will reimburse the Adviser for any previous fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by adviser for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

In addition to the foregoing contractual arrangements, the Adviser has voluntarily agreed, effective September 1, 2016, to waive, with respect to the Grandeur Peak Global Opportunities Fund and the Grandeur Peak International Opportunities Fund only, annual management fees to the extent such fees exceed 1.10% on assets above $500 million in such Fund. This voluntary arrangement is not entitled to recoupment and may be terminated at any time by the Adviser.

Semi-Annual Report | October 31, 2017	93

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

For the six months ended October 31, 2017, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees By Adviser
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	11,245	–
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$–	$28,442
Institutional Class	–	22,256
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–
Institutional Class	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–
Institutional Class	–	–

As of October 31, 2017, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Total
Grandeur Peak Emerging Markets Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Micro Cap Fund
Institutional Class	$44,561	$54,685	$11,245	$110,491
Grandeur Peak Global Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Reach Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak Global Stalwarts Fund
Investor Class	$28,320	$23,105	$–	$51,425
Institutional Class	33,133	22,190	–	55,323
Grandeur Peak International Opportunities Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Grandeur Peak International Stalwarts Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–

94	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Notes to Financial Statements

October 31, 2017 (Unaudited)

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2017	95

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement

On September 12, 2017, the Trustees met in person to discuss, among other things, the renewal of the investment advisory agreement between the Trust, with respect to the Grandeur Peak Global Opportunities Fund (“Global Opportunities Fund”), Grandeur Peak International Opportunities Fund (“Global International Fund”), Grandeur Peak Global Reach Fund (“Global Reach Fund”), Grandeur Peak Emerging Markets Opportunities Fund (“Emerging Markets Opportunities Fund”), Grandeur Peak Global Stalwarts Fund (“Global Stalwart Fund”), Grandeur Peak International Stalwarts Fund (“International Stalwart Fund”), and Grandeur Peak Global Micro Cap Fund (“Micro Cap Fund”) (collectively, the “Grandeur Peak Funds”), and Grandeur Peak Global Advisors, LLC (“Grandeur Peak”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials. In renewing and approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fees paid by the Trust, on behalf of the Grandeur Peak Funds, to Grandeur Peak, of 1.25% of the Grandeur Peak Global Opportunities Fund’s and Grandeur Peak International Opportunities Fund’s daily net assets, 1.10% of the Grandeur Peak Global Reach Fund’s daily net assets, 1.35% of the Grandeur Peak Emerging Markets Opportunities Fund’s daily net assets, 0.80% of the Grandeur Peak Global Stalwarts Fund’s and Grandeur Peak International Stalwarts Fund’s daily net assets, and 1.50% of the Grandeur Peak Global Micro Cap Fund’s daily net assets, in light of the extent and quality of the advisory services provided by Grandeur Peak to each of the Grandeur Peak Funds.

The Board received and considered information including a comparison of each Grandeur Peak Fund’s contractual advisory fee rate with those of funds in the expense group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate of each class of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for each class of the Grandeur Peak Global Stalwarts Fund and each class of the Grandeur Peak International Stalwarts Fund.

Total Expense Ratios: The Trustees further reviewed and considered that the total expense ratio (after waivers) of each class of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for the Investor Class of the Grandeur Peak Emerging Markets Opportunities Fund and both classes of the Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services provided to the Grandeur Peak Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Grandeur Peak in its presentation, including its Form ADV.

The Trustees reviewed and considered Grandeur Peak’s investment advisory personnel, its history as an asset manager, and its performance and the amount of assets currently under management by Grandeur Peak and its affiliated entities. The Trustees also reviewed the research and decision-making processes utilized by Grandeur Peak, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Grandeur Peak Funds.

The Trustees considered the background and experience of Grandeur Peak’s management in connection with the Grandeur Peak Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of each Grandeur Peak Fund and the extent of the resources devoted to research and analysis of actual and potential investments.

The Trustees also reviewed, among other things, Grandeur Peak’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees reviewed performance information for the Grandeur Peak Funds for the 3-month, 1-year, 3-year, and 5-year periods, as applicable, ended June 30, 2017. That review included a comparison of each Grandeur Peak Fund’s performance to the performance of a group of comparable funds selected by the Data Provider. The Trustees noted that the performance of both classes of the Grandeur Peak Emerging Markets Opportunities Fund was below the Data Provider peer group median for the 3-month and 1-year periods and above the Data Provider peer group median for the 3-year period, the performance of the Institutional Class of the Grandeur Peak Global Micro Cap Fund was above the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Opportunities Fund was above the Data Provider peer group median for the 3-month, 1-year, 3-year, and 5-year periods, the performance of both classes of the Grandeur Peak Global Reach Fund was above the Data Provider peer group median for the 3-month, 1-year, and 3-year periods, the performance of both classes of the Grandeur Peak Global Stalwarts Fund was above the Data Provider peer group median for the 3-month period and below the Data Provider peer group median for the 1-year period, the performance of both classes of the Grandeur Peak International Opportunities Fund was below the Data Provider peer group median for the 3-month period and above the Data Provider peer group median for the 1-year, 3-year and 5-year periods, and the performance of both classes of the Grandeur Peak International Stalwarts Fund was below the Data Provider peer group median for the 3-month and 1-year periods. The Trustees also considered Grandeur Peak’s discussion of its reputation generally and its investment techniques, risk management controls, and decision-making processes.

96	1.855.377.7325 | www.GrandeurPeakGlobal.com

Grandeur Peak Funds®	Disclosure Regarding Approval of Fund Advisory Agreement

Comparable Accounts: The Trustees noted certain information provided by Grandeur Peak regarding fees charged to its other clients utilizing a strategy similar to that employed by the Grandeur Peak Funds.

Profitability: The Trustees received and considered a retrospective and projected profitability analysis prepared by Grandeur Peak based on the fees payable under the Investment Advisory Agreement with respect to the Grandeur Peak Funds. The Trustees considered the profits, if any, anticipated to be realized by Grandeur Peak in connection with the operation of the Grandeur Peak Funds. The Board then reviewed Grandeur Peak’s income statement and balance sheet for the years ended December 31, 2011 through December 31, 2016 in order to analyze the financial condition, stability, and profitability of Grandeur Peak.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Grandeur Peak Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Grandeur Peak from its relationship with the Grandeur Peak Funds, including whether soft dollar arrangements were used.

In renewing Grandeur Peak as the Grandeur Peak Funds’ investment adviser and renewing the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to renew the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

•	the contractual advisory fee rate of each class of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for each class of the Grandeur Peak Global Stalwarts Fund and each class of the Grandeur Peak International Stalwarts Fund;
•	the total expense ratio (after waivers) of each class of each of the Grandeur Peak Funds was above the Data Provider peer group median, except for the Investor Class of Grandeur Peak Emerging Markets Opportunities Fund and both classes of Grandeur Peak Global Stalwarts Fund and Grandeur Peak International Stalwarts Fund;
•	the nature, extent and quality of services rendered by Grandeur Peak under the Investment Advisory Agreement with respect to each Grandeur Peak Fund were adequate;
•	for the period ended June 30, 2017, the performance of both classes of the Grandeur Peak Emerging Markets Opportunities Fund was below the Data Provider peer group median for the 3-month and 1-year periods and above the Data Provider peer group median for the 3-year period, the performance of the Institutional Class of the Grandeur Peak Global Micro Cap Fund was above the Data Provider peer group median for the 3-month and 1-year periods, the performance of both classes of the Grandeur Peak Global Opportunities Fund was above the Data Provider peer group median for the 3-month, 1-year, 3-year, and 5-year periods, the performance of both classes of the Grandeur Peak Global Reach Fund was above the Data Provider peer group median for the 3-month, 1-year, and 3-year periods, the performance of both classes of the Grandeur Peak Global Stalwarts Fund was above the Data Provider peer group median for the 3- month period and below the Data Provider peer group median for the 1-year period, the performance of both classes of the Grandeur Peak International Opportunities Fund was below the Data Provider peer group median for the 3-month period and above the Data Provider peer group median for the 1-year, 3-year and 5-year periods, and the performance of both classes of the Grandeur Peak International Stalwarts Fund was below the Data Provider peer group median for the 3-month and 1-year periods;

•	bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Grandeur Peak’s other clients employing a comparable strategy to any of the Grandeur Peak Funds was not indicative of any unreasonableness with respect to the advisory fee payable by the Grandeur Peak Funds;
•	the profit, if any, realized by Grandeur Peak in connection with the operation of any of the Grandeur Peak Funds is not unreasonable to such Fund; and
•	there were no material economies of scale or other incidental benefits accruing to Grandeur Peak in connection with its relationship with any of the Grandeur Peak Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Grandeur Peak’s compensation for investment advisory services is consistent with the best interests of each of the Grandeur Peak Funds and their shareholders.

Semi-Annual Report | October 31, 2017	97

Grandeur Peak Funds®	Additional Information

 October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 855-377-PEAK(7325) and (2) on the SEC’s website at http://www.sec.gov.

98	1.855.377.7325 | www.GrandeurPeakGlobal.com

 Intentionally Left Blank.

Contact Us

Mail:	Grandeur Peak Funds, P.O. Box 13664, Denver, CO 80201	E-Mail:	grandeurpeakglobal@alpsinc.com
Phone:	1.855.377.PEAK (7325)	Web:	www.GrandeurPeakGlobal.com

SEMI-ANNUAL October 31, 2017

Highland Resolute Fund

Class I RMRGX

Highland Resolute Fund	Table of Contents

|     1

Highland Resolute Fund	Shareholder Letter

October 31, 2017 (Unaudited)

PERFORMANCE:

October 31, 2017

The Highland Resolute Fund outperformed the HFRX Global Index(1) by approximately 50 basis points(2) over the twelve months ending October 31, 2017. The Fund historically has strong up market capture with down market capture in line with the index. Since inception, the Fund has outperformed the HFRX Global Index by over 200 basis points annualized. This is due primarily to a higher level of net equity exposure than the benchmark to be able to keep up with strong equity markets.

When compared to the peer group (Morningstar Multi-Alternative Universe(3)), the Fund has outperformed the Universe over all time periods – by about 190 basis points during the past twelve months and 230 basis points annualized since inception. As with the HFRX Global Index, the Universe is very diverse and contains a number of market-neutral and other low net equity strategies that cause the average net equity exposure for the Universe to be considerably less than our Fund. So, we anticipate outperforming the Universe in up markets and underperforming in down markets - recent performance has been consistent with our expectations.

Long/Short Managers – Long/Short equity managers outperformed the HFRX Equity Hedge Index(4) in a period of steady growth and low volatility in global equities. Impala and Incline performed the best in the Long/Short book having significantly outperformed the index. Boston Partners slightly outperformed the index while Dalton posted negative absolute returns for the period.

Macro – The sole Macro manager, Brevan Howard, has slightly outperformed the HFRX Macro Index(5) over the last 12 months. Long positions in consumer and financial sectors were accretive from a sector perspective. However, the lack of meaningful participation in European equity markets slightly offset the outperformance. The systematic macro fund strives to take advantage of relative value differentials globally. This sector is a small allocation and is held as a risk-off return contributor.

Credit/GTAA – Chatham materially outperformed the HFRX Fixed Income – Credit Index(6) over the past 12 months. Long positions in special situations have largely driven performance, as well as select media positions.

Relative Value – The Relative Value sleeve underperformed the HFRX Relative Value Arbitrage Index(7) over the past 12 months. Slight outperformance from Weiss Alpha Balanced was largely due to the equity and bond sleeves of the fund. However, negative absolute returns from Clinton offset outperformance.

Event Driven – The absolute return oriented manager AQR Multi-Strategy performed roughly in-line with the HFRX Absolute Return Index(8) over the past 12 months with mixed returns from the nine different strategy groups. The event driven manager outperformed its index largely due to special situations and merger arbitrage positions.

Highland Resolute Fund	Shareholder Letter

October 31, 2017 (Unaudited)

HIGHLAND RESOLUTE FUND

Table 1 notes the performance for the Fund as of quarter end under standard reporting (since inception) as well as of October 31st.

Table 1 (1)(2)(3)(9)(10)

Performance (amounts greater than one year are annualized)

	Standardized Performance Data as of September 30, 2017					Non-Standardized Performance Data as of October 31, 2017
	YTD	1-Year	3-Year	5-Year	Since Inception (12/30/11)	YTD	1-Year	3-Year	5-Year	Since Inception (12/30/11)
Highland Resolute Fund - Class I NAV	5.60%	6.20%	3.00%	3.90%	4.20%	6.43%	7.52%	3.44%	4.30%	4.25%
Morningstar Multi- Alternative Universe	3.87%	3.95%	0.81%	1.40%	1.77%	4.76%	5.61%	1.22%	1.69%	1.90%
HFRX Global Index	4.43%	5.64%	0.45%	0.40%	2.19%	5.15%	6.98%	1.13%	2.20%	2.28%
S&P 500 Index	14.24%	18.61%	10.81%	14.22%	15.27%	16.91%	23.63%	10.77%	15.20%	15.49%

	Gross Expense Ratio	Less Expense Waivers	Net Expense Ratio	Net Ratio ex Dividend & Short Expense
Highland Resolute Fund - Class I NAV	2.33%	-1.25%	1.08%	0.98%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2018 without the approval by the Fund’s Board of Trustees.

Net Ratio ex Dividend & Short Expense is the Net Expense Ratio less any Dividend and Interest Expense on Securities Sold Short

Portfolio Changes:

There were a few manager changes during the period in the Credit/GTAA bucket. FPA Crescent Fund was liquidated to reduce the GTAA exposure, and Pinebridge GDAA was terminated as of July 31. Chatham was added as a new Credit strategy.

Closing:

We continue to add value both in our allocation and manager selection decisions. The changes outlined above should continue to provide additional value going forward. We appreciate your investment in our Highland Resolute Fund, please feel free to contact us with any questions.

Sincerely,

R. Scott Graham, CFA & Michael T. Lytle, CFA

Portfolio Managers(11)

Semi-Annual Report | October 31, 2017	3

Highland Resolute Fund	Shareholder Letter

October 31, 2017 (Unaudited)

Underlying Allocation Weights:

Figure 1 lists the long-term target asset allocation for the Fund as well as the allocation as of October 31, 2017.

Target Asset Allocation	October 31, 2017 Allocation

Holdings and allocations subject to change and may not reflect the current or future position of the portfolio.

Highland Resolute Fund	Shareholder Letter

October 31, 2017 (Unaudited)

IMPORTANT NOTES AND DISCLOSURES

Past performance does not guarantee future results.

Fund prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Fund’s prospectus. Please call 1-855-268-2242 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of Highland Associates, Inc. and the information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the Fund’s adviser only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Highland Associates, Inc. nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

The Highland Resolute Fund is distributed by ALPS Distributors, Inc.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives.

Diversification does not eliminate the risk of experiencing investment losses.

RISKS:

The Fund’s strategy may expose it to the risks of investments in Swap Contracts and Other Investment Companies. These risks include, but are not limited to higher expenses, allocation risk, underlying fund risk, transparency risk, and underlying fund managed portfolio risk. Investments which focus on alternative strategies are subject to increased risk and loss of principal and are not suitable for all investors. Swap Risk involves swap agreements and are subject to counterparty default risk and may not perform as intended. Derivatives Risk involves the exercise of skill and judgment. Derivatives may expire worthless or not perform as expected. Equity risk may cause the value of the securities held by the Fund to fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invest.

The Fund’s investments in non-U.S. issuers may be even more volatile and may present more risks than investments in U.S. issuers.

Commodity Risk may subject the Funds to greater volatility than traditional investments because of global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity. Commodity-linked investments may not move in the same direction and to the same extent as the underlying commodities.

(1)	The HFRX Global Index is designed to be representative of the overall composition of the hedge fund universe, and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. Investors cannot invest directly in an index.

(2)	Basis point is a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1% or 0.01%(.0001).

(3)	The Morningstar Multi-Alternative Universe is designed to represent the exposure to alternative investment tactics. Funds in this category have the majority of their assets exposed to alternative strategies. An investor’s exposure to different tactics may change slightly over time in response to market movements. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. The gross short exposure is greater than 20%.

(4)	The HFRX Equity Hedge Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

(5)	The HFRX Macro Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Macro strategy managers trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

(6)	The HFRX Fixed Income - Credit Index is designed to be representative of a subset of the overall composition of the hedge fund universe. It includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed,

Semi-Annual Report | October 31, 2017	5

Highland Resolute Fund	Shareholder Letter

October 31, 2017 (Unaudited)

Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

(7)	The HFRX Relative Value Arbitrage Index is designed to be representative of a subset of the overall composition of the hedge fund universe. Relative Value investment managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

(8)	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index figures do not reflect any fees, expense, or taxes. Investors cannot invest directly in an index.

(9)	The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index. The S&P 500® Index figures do not reflect any fees, expenses, or taxes. Investors cannot invest directly in this index.
(10)	Highland Associates, Inc. has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Redmont Resolute Fund. This agreement is in effect through August 31, 2018. The Adviser may not discontinue this agreement to waive fees without the approval by the Fund’s Board of Trustees.
(11)	R. Scott Graham and Michael T. Lytle are registered representatives of ALPS Distributors, Inc. CFA Institute Marks are trademarks owned by the CFA Institute.

Highland Resolute Fund	Performance Update

October 31, 2017 (Unaudited)

Performance (for the period ended October 31, 2017)

Highland Resolute Fund

Cumulative Total Return (for the period ended October 31, 2017)	Year-to-Date	1 Year	3 Year	5 Year	Since Inception*	Gross Ratio(a)	Net Ratio(a)
Highland Resolute Fund - Class I - NAV	6.43%	7.49%	3.24%	4.27%	4.26%	2.33%	1.08%
S&P 500® Total Return Index	16.91%	23.63%	10.77%	15.18%	15.48%
Dow Jones U.S. Select Dividend Index	10.06%	16.82%	10.59%	14.47%	14.27%
HFRX Global Hedge Fund Index	5.15%	6.98%	1.13%	2.23%	2.28%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-855-268-2242.

The Fund has a redemption fee of 2.00% for shares redeemed within the first 90 days of purchase. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The Adviser has agreed to waive the portion of its 1.50% Management Fee in excess of any sub-advisory fees paid by the Adviser to sub-advisors in connection with the Fund (“Sub-Advisory Fees”). This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2018 without the approval by the Fund’s Board of Trustees.

*	Fund inception date of 12/30/11.
(a)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(b)	The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.
(c)	The Dow Jones U.S. Select Dividend Index represents the country’s top stocks by dividend yield, selected annually and subject to screening and buffering criteria. The index is not actively managed and does not reflect any deductions of fees, expenses or taxes. An investor may not invest directly in an index.
(d)	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and includes convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage and relative value strategies. The index returns are updated periodically and are subject to change. The returns were accurate as of the date of this publication. The index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly in an index.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings**
(for the period ended October 31, 2017)

As a percentage of Net Assets
PIMCO Short-Term Fund, Institutional Class	24.74%
AQR Multi Strategy Alternative Fund, Class I	14.85%
American Media, Inc.	2.55%
Harland Clarke Holdings Corp.	2.50%
Resolute Forest Products, Inc.	2.32%
RR Donnelley & Sons Co.	1.72%
Everi Payments, Inc.	1.39%
Opal Acquisition, Inc.	1.56%
iPayment, Inc.	0.75%
Time, Inc.	0.74%
Top Ten Holdings

**	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	7

Highland Resolute Fund	Performance Update

October 31, 2017 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2017)
Comparison of change in value of a $10,000 investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

8

Highland Resolute Fund	Consolidated Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads), redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period of May 1, 2017 to October 31, 2017.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table below under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as applicable sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Highland Resolute Fund	BEGINNING ACCOUNT VALUE 05/01/17	ENDING ACCOUNT VALUE 10/31/17	EXPENSE RATIO(a)	EXPENSES PAID, and DURING PERIOD 05/01/17- 10/31/17(b)
Class I
Actual	$ 1,000.00	$ 1,039.50	0.86%	$4.42
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.87	0.86%	$4.38

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2017	9

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.43%)
Altaba, Inc.(a)	23,538	$1,650,485

TOTAL CLOSED END FUNDS
(Cost $1,386,291)		1,650,485

COMMON STOCKS (18.12%)
ADVERTISING (0.05%)
Omnicom Group, Inc.	1,500	100,785
The Interpublic Group of Cos., Inc.	5,295	101,929
		202,714

AEROSPACE & DEFENSE (0.64%)
General Dynamics Corp.(b)	1,839	373,280
Harris Corp.(b)	3,867	538,751
L3 Technologies, Inc.	829	155,172
Lockheed Martin Corp.(b)	1,124	346,372
Northrop Grumman Corp.(b)	804	237,606
Raytheon Co.(b)	2,142	385,988
Spirit AeroSystems Holdings, Inc., Class A	1,797	143,940
United Technologies Corp.(b)	2,136	255,807
		2,436,916

AGRICULTURE (0.06%)
Altria Group, Inc.(b)	3,763	241,660

AIRLINES (0.05%)
Delta Air Lines, Inc.(b)	2,566	128,377
United Continental Holdings, Inc.(a)(b)	926	54,152
		182,529

AUTO MANUFACTURERS (0.04%)
PACCAR, Inc.	1,908	136,861

AUTO PARTS & EQUIPMENT (0.11%)
BorgWarner, Inc.(b)	5,044	265,920
Lear Corp.	824	144,686
		410,606

BANKS (1.13%)
Bank of America Corp.(b)	21,683	593,897
BB&T Corp.(b)	2,761	135,952
Capital One Financial Corp.(b)	1,518	139,929
Citigroup, Inc.(b)	7,765	570,728
Citizens Financial Group, Inc.	5,427	206,280
East West Bancorp, Inc.	2,732	163,484
Fifth Third Bancorp(b)	5,379	155,455
Huntington Bancshares, Inc.(b)	16,747	231,109
JPMorgan Chase & Co.(b)	5,017	504,760
KeyCorp	12,240	223,380
Lloyds Banking Group PLC, ADR	38,680	142,729

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
BANKS (1.13%) (continued)
Morgan Stanley	1,298	$64,900
Regions Financial Corp.	13,532	209,475
State Street Corp.(b)	1,528	140,576
SunTrust Banks, Inc.(b)	2,771	166,842
The Goldman Sachs Group, Inc.(b)	642	155,672
U.S. Bancorp	2,484	135,080
Wells Fargo & Co.(b)	7,177	402,917
		4,343,165

BEVERAGES (0.13%)
Coca-Cola European Partners PLC(b)	6,490	265,182
PepsiCo, Inc.	2,031	223,877
		489,059

BIOTECHNOLOGY (0.05%)
Celgene Corp.(a)	817	82,492
Gilead Sciences, Inc.	1,457	109,217
		191,709

BUILDING MATERIALS (0.18%)
Cemex SAB de CV, Sponsored ADR(a)	24,384	197,754
Masco Corp.(b)	5,703	227,094
Owens Corning(b)	3,129	258,737
		683,585

CHEMICALS (0.59%)
Celanese Corp., Series A(b)	2,075	216,443
FMC Corp.	1,450	134,647
PPG Industries, Inc.(b)	1,087	126,353
PQ Group Holdings, Inc.(a)	6,582	107,945
The Sherwin-Williams Co.(b)	3,831	1,513,820
Versum Materials, Inc.	3,902	164,196
		2,263,404

COAL (0.02%)
SunCoke Energy, Inc.(a)	6,619	73,405

COMMERCIAL SERVICES (1.55%)
EVERTEC, Inc.	5,515	82,725
IHS Markit, Ltd.(a)	8,675	369,642
KAR Auction Services, Inc.(b)	50,046	2,368,677
PayPal Holdings, Inc.(a)	1,432	103,906
Robert Half International, Inc.(b)	4,108	212,671
S&P Global, Inc.(b)	11,001	1,721,326
Vantiv, Inc., Class A(a)	15,505	1,085,350
		5,944,297

COMPUTERS (0.43%)
Amdocs, Ltd.(b)	4,220	274,722
Apple, Inc.	1,382	233,613
Dell Technologies, Inc., Class V(a)	517	42,792
DXC Technology Co.(b)	5,617	514,068

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	11

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
COMPUTERS (0.43%) (continued)
Hewlett Packard Enterprise Co.(b)	18,328	$255,126
NetApp, Inc.	7,260	322,489
		1,642,810

CONTAINERS & PACKAGING (0.08%)
WestRock Co.(b)	4,855	297,757

DISTRIBUTION & WHOLESALE (0.72%)
Arrow Electronics, Inc.(a)(b)	3,545	296,326
LKQ Corp.(a)(b)	65,701	2,476,271
		2,772,597

DIVERSIFIED FINANCIAL SERVICES (0.68%)
Air Lease Corp.	1,665	72,344
Alliance Data Systems Corp.	923	206,503
Discover Financial Services(b)	4,813	320,209
Intercontinental Exchange, Inc.(b)	13,252	875,957
Navient Corp.(b)	11,012	137,209
Raymond James Financial, Inc.(b)	2,205	186,940
SLM Corp.(a)(b)	20,954	221,903
Synchrony Financial(b)	7,772	253,523
TD Ameritrade Holding Corp.(b)	3,218	160,868
The Charles Schwab Corp.	3,433	153,936
		2,589,392

ELECTRIC (0.04%)
AES Corp.	16,257	172,812

ELECTRICAL COMPONENTS & EQUIPMENT (0.10%)
AMETEK, Inc.(b)	3,780	255,112
Belden, Inc.	1,090	87,102
EnerSys	815	56,537
		398,751

ELECTRONICS (0.30%)
Flex, Ltd.(a)(b)	23,544	419,083
Honeywell International, Inc.(b)	1,732	249,685
Jabil, Inc.(b)	2,300	65,044
TE Connectivity, Ltd.(b)	3,302	300,383
Waters Corp.(a)	600	117,630
		1,151,825

ENGINEERING & CONSTRUCTION (0.03%)
Tutor Perini Corp.(a)	4,696	132,427

ENTERTAINMENT (0.06%)
Six Flags Entertainment Corp.(b)	3,879	243,562

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
FOOD (0.09%)
Nomad Foods, Ltd.(a)(b)	21,875	$330,313

HAND & MACHINE TOOLS (0.04%)
Snap-on, Inc.	960	151,469

HEALTHCARE - SERVICES (0.26%)
Anthem, Inc.(b)	1,149	240,382
Cigna Corp.	905	178,484
Laboratory Corp. of America Holdings(a)(b)	1,369	210,429
UnitedHealth Group, Inc.(b)	873	183,522
Universal Health Services, Inc., Class B	1,634	167,812
		980,629

HOUSEWARES (0.47%)
Newell Brands, Inc.(b)	44,216	1,803,128

INSURANCE (0.56%)
Alleghany Corp.(a)	289	163,638
American International Group, Inc.	3,624	234,147
Aon PLC(b)	1,244	178,427
Berkshire Hathaway, Inc., Class B(a)(b)	1,347	251,808
Chubb, Ltd.(b)	1,770	266,951
Marsh & McLennan Cos., Inc.	2,241	181,364
MetLife, Inc.(b)	3,561	190,798
The Allstate Corp.(b)	2,379	223,293
The Travelers Cos., Inc.	1,084	143,576
Validus Holdings, Ltd.	3,145	163,792
XL Group, Ltd.	3,918	158,561
		2,156,355

INTERNET (1.91%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	4,511	834,039
Alphabet, Inc., Class A(a)(b)	3,250	3,357,380
Alphabet, Inc., Class C(a)	220	223,661
Baidu, Inc., Sponsored ADR(a)(b)	1,125	274,432
CDW Corp.(b)	2,294	160,580
eBay, Inc.(a)(b)	11,476	431,957
The Priceline Group, Inc.(a)(b)	856	1,636,638
Yandex NV, Class A(a)	2,645	89,480
YY, Inc., ADR(a)(b)	3,439	310,851
		7,319,018

IRON & STEEL (0.05%)
Steel Dynamics, Inc.	5,245	195,166

IT SERVICES (0.06%)
Leidos Holdings, Inc.(b)	3,509	219,384

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	13

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
LEISURE TIME (0.03%)
Brunswick Corp.(b)	2,303	$116,647

MACHINERY - DIVERSIFIED (0.04%)
Cummins, Inc.	840	148,579

MEDIA (0.49%)
CBS Corp., Class B(b)	4,984	279,702
Comcast Corp., Class A(b)	11,648	419,677
Liberty Global PLC, Class C(a)(b)	11,675	348,966
Liberty Global PLC LiLAC, Class C(a)	3,577	78,694
Time Warner, Inc.(b)	4,482	440,536
Twenty-First Century Fox, Inc., Class A(b)	12,098	316,363
		1,883,938

MISCELLANEOUS MANUFACTURING (0.30%)
Eaton Corp. PLC(b)	3,440	275,268
General Electric Co.	7,074	142,612
Illinois Tool Works, Inc.	1,271	198,937
Textron, Inc.(b)	7,039	371,237
Trinseo SA	2,062	146,402
		1,134,456

OIL & GAS (0.85%)
Anadarko Petroleum Corp.	4,537	223,992
Cabot Oil & Gas Corp.	7,340	203,318
Chevron Corp.(b)	1,404	162,710
Cimarex Energy Co.(b)	1,092	127,687
ConocoPhillips	4,151	212,324
Diamondback Energy, Inc.(a)	3,256	348,913
Energen Corp.(a)(b)	2,521	130,336
Enerplus Corp.	10,382	95,203
EQT Corp.(b)	3,398	212,511
Jagged Peak Energy, Inc.(a)	10,843	150,609
Kosmos Energy, Ltd.(a)	7,508	57,661
Marathon Petroleum Corp.(b)	4,049	241,887
Parsley Energy, Inc., Class A(a)(b)	11,858	315,423
Pioneer Natural Resources Co.	1,508	225,702
RSP Permian, Inc.(a)(b)	8,771	301,810
WildHorse Resource Development Corp.(a)	5,391	70,137
YPF SA, Sponsored ADR	7,812	191,863
		3,272,086

OIL & GAS SERVICES (0.02%)
NCS Multistage Holdings, Inc.(a)	4,129	89,930

OIL, GAS & CONSUMABLE FUELS (0.07%)
Andeavor(b)	2,512	266,875

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
PACKAGING & CONTAINERS (0.17%)
Berry Global Group, Inc.(a)(b)	2,802	$166,579
Crown Holdings, Inc.(a)(b)	2,823	169,860
Graphic Packaging Holding Co.(b)	19,722	305,494
		641,933

PHARMACEUTICALS (0.30%)
Cardinal Health, Inc.(b)	2,368	146,579
Express Scripts Holding Co.(a)	2,227	136,493
Johnson & Johnson	1,409	196,429
Merck & Co., Inc.(b)	6,628	365,137
Pfizer, Inc.	5,190	181,961
Sanofi, ADR	2,878	136,072
		1,162,671

PIPELINES (0.05%)
Targa Resources Corp.	4,472	185,588

RETAIL (1.72%)
Alimentation Couche-Tard, Inc., Class B	32,833	1,539,468
CVS Health Corp.(b)	2,949	202,095
Liberty Interactive Corp. QVC Group, Class A(a)(b)	10,867	246,898
Lowe's Cos., Inc.(b)	26,440	2,113,878
The Home Depot, Inc.	1,060	175,727
The TJX Cos., Inc.	2,169	151,396
Yum! Brands, Inc.(b)	28,975	2,157,189
		6,586,651

SEMICONDUCTORS (0.38%)
Broadcom, Ltd.(b)	1,620	427,534
KLA-Tencor Corp.(b)	1,879	204,605
Marvell Technology Group, Ltd.(b)	15,481	285,934
ON Semiconductor Corp.(a)(b)	12,429	264,986
Qorvo, Inc.(a)	874	66,258
Texas Instruments, Inc.(b)	2,219	214,555
		1,463,872

SHIPBUILDING (0.06%)
Huntington Ingalls Industries, Inc.	908	211,410

SOFTWARE (2.25%)
Activision Blizzard, Inc.	2,083	136,415
Broadridge Financial Solutions, Inc.	4,701	403,910
CDK Global, Inc.	35,475	2,254,791
Electronic Arts, Inc.(a)(b)	1,340	160,264
Fidelity National Information Services, Inc.	21,126	1,959,648
Micro Focus International PLC, Sponsored ADR(a)(b)	2,517	87,919
Microsoft Corp.(b)	5,545	461,233
NetEase, Inc., ADR(b)	1,584	446,561
Oracle Corp.(b)	10,152	516,737

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	15

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
SOFTWARE (2.25%) (continued)
SS&C Technologies Holdings, Inc.(b)	54,614	$2,195,483
		8,622,961

SPECIAL CHEMICALS (0.04%)
Valvoline, Inc.	6,874	165,113

TECHNOLOGY HARDWARE STORAGE & EQUIPMENT (0.06%)
HP, Inc.(b)	10,895	234,787

TELECOMMUNICATIONS (0.14%)
Cisco Systems, Inc.(b)	8,635	294,885
CommScope Holding Co., Inc.(a)	2,535	81,475
Verizon Communications, Inc.	3,725	178,316
		554,676

TEXTILES (0.60%)
Mohawk Industries, Inc.(a)(b)	8,840	2,313,958

TOYS, GAMES & HOBBIES (0.07%)
Hasbro, Inc.	2,825	261,567

TOTAL COMMON STOCKS
(Cost $56,288,249)		69,475,003

LIMITED PARTNERSHIPS (0.62%)
OIL & GAS (0.05%)
Viper Energy Partners LP(b)	9,825	192,570

OIL, GAS & CONSUMABLE FUELS (0.53%)
Andeavor Logistics LP	44,848	2,026,233

PIPELINES (0.04%)
Boardwalk Pipeline Partners LP	11,255	157,795

TOTAL LIMITED PARTNERSHIPS
(Cost $2,767,128)		2,376,598

OPEN-END MUTUAL FUNDS (39.59%)
AQR Multi Strategy Alternative Fund, Class I	5,797,509	56,931,538
PIMCO Short-Term Fund, Institutional Class	9,601,157	94,859,434
		151,790,972
TOTAL OPEN-END MUTUAL FUNDS
(Cost $149,192,404)		151,790,972

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.04%)
S&P 500® Index	11/30/2017	$2,475	69	$42,918
S&P 500® Index	11/30/2017	2,450	222	111,000
				153,918

TOTAL PURCHASED PUT OPTIONS
(Cost $207,933)				153,918

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (17.24%)
BEVERAGES (0.02%)
Beverages & More, Inc.
11.50%, 06/15/2022(c)	$97,000	87,543

CASINOS & GAMING (0.61%)
Jack Ohio Finance LLC
10.25%, 11/15/2022(b)(c)	2,124,000	2,341,710

COMMERCIAL SERVICES (2.51%)
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	100,000	105,500
iPayment, Inc.
10.75%, 04/15/2024(c)	2,563,000	2,889,782
RR Donnelley & Sons Co.
6.00%, 04/01/2024	1,222,000	1,145,625
6.50%, 11/15/2023	5,656,000	5,458,040
		9,598,947

COMPUTERS (3.89%)
Everi Payments, Inc.
10.00%, 01/15/2022	4,878,000	5,329,215
Harland Clarke Holdings Corp.
9.25%, 03/01/2021(b)(c)	9,374,000	9,584,915
		14,914,130

CONTAINERS & PACKAGING (0.25%)
Coveris Holdings SA
7.88%, 11/01/2019(c)	979,000	959,420

COSMETICS/PERSONAL CARE (0.33%)
Avon International Operations, Inc.
7.88%, 08/15/2022(c)	1,237,000	1,264,833

ENTERTAINMENT (0.56%)
Mohegan Tribal Gaming
7.88%, 10/15/2024(c)	2,002,000	2,139,637

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	17

Highland Resolute Fund	Consolidated Schedule of Investments

 October 31, 2017 (Unaudited)

Description	Principal Amount	Value (Note 2)
FOREST PRODUCTS & PAPER (2.32%)
Resolute Forest Products, Inc.
5.88%, 05/15/2023(b)	$8,787,000	$8,907,821

HEALTH CARE FACILITIES & SERVICES (0.24%)
Kindred Healthcare, Inc.
8.75%, 01/15/2023	929,000	910,420

HEALTHCARE-SERVICES (1.83%)
Opal Acquisition, Inc.
7.50%, 07/01/2024(c)	2,903,000	2,815,910
10.00%, 10/01/2024(c)	3,652,000	3,149,850
SP Finco LLC
6.75%, 07/01/2025(c)	1,153,000	1,054,995
		7,020,755

MEDIA (1.16%)
Lee Enterprises, Inc.
9.50%, 03/15/2022(c)	1,531,000	1,588,412
Time, Inc.
5.75%, 04/15/2022(b)(c)	2,808,000	2,846,610
		4,435,022

PIPELINES (0.05%)
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027(c)	198,000	204,683

PUBLISHING & BROADCASTING (3.17%)
American Media, Inc.
0.00%, 03/01/2022(c)(d)	11,007,000	9,782,471
McClatchy Co.
6.88%, 03/15/2029	2,107,000	1,848,893
7.15%, 11/01/2027	71,000	71,355
9.00%, 12/15/2022	419,000	437,855
		12,140,574
RETAIL (0.30%)
Golden Nugget, Inc.
8.75%, 10/01/2025(c)	1,120,000	1,153,600

TOTAL CORPORATE BONDS
(Cost $63,043,728)		66,079,095

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (10.95%)
MONEY MARKET FUNDS (10.95%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.930%(b)	41,968,897	$41,968,897

TOTAL SHORT TERM INVESTMENTS
(Cost $41,968,897)		41,968,897

TOTAL INVESTMENTS (86.99%)
(Cost $314,854,630)		$333,494,968

SEGREGATED CASH WITH BROKERS (29.16%)(e)		111,788,091

SECURITIES SOLD SHORT (-10.85%)
(Proceeds $39,886,701)		$(41,587,260)

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.30%)		(20,340,564)
NET ASSETS (100.00%)		$383,355,235

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
COMMON STOCKS (-5.13%)
APPAREL (-0.07%)
Gildan Activewear, Inc.	(3,760)	$(115,056)
NIKE, Inc., Class B	(1,722)	(94,693)
Under Armour, Inc., Class A	(5,792)	(72,516)
		(282,265)
AUTO MANUFACTURERS (-0.03%)
Tesla Motors, Inc.	(328)	(108,742)

AUTO PARTS & EQUIPMENT (-0.05%)
Autoliv, Inc.	(1,501)	(187,415)

BANKS (-0.44%)
BancorpSouth, Inc	(1,692)	(53,467)
Community Bank System, Inc.	(2,545)	(140,713)
Cullen/Frost Bankers, Inc.	(960)	(94,560)
CVB Financial Corp.	(5,605)	(133,735)
First Financial Bankshares, Inc.	(6,010)	(274,356)
Glacier Bancorp, Inc.	(3,162)	(120,030)
Independent Bank Corp.	(1,256)	(90,558)
M&T Bank Corp.	(534)	(89,055)
Prosperity Bancshares, Inc.	(1,790)	(117,746)
Trustmark Corp.	(3,552)	(117,003)
UMB Financial Corp.	(1,351)	(99,339)
United Bankshares, Inc.	(2,602)	(93,542)
Valley National Bancorp	(7,337)	(84,375)
Westamerica Bancorporation	(3,664)	(213,355)
		(1,721,834)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	19

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
BEVERAGES (-0.02%)
The Boston Beer Co., Inc., Class A	(385)	$(68,549)

BIOTECHNOLOGY (-0.10%)
BioMarin Pharmaceutical, Inc.	(845)	(69,366)
Juno Therapeutics, Inc.	(4,125)	(185,254)
Medicines Co.	(3,657)	(105,102)
		(359,722)
BUILDING MATERIALS (-0.04%)
Cree, Inc.	(4,472)	(159,650)

CHEMICALS (-0.15%)
Balchem Corp.	(1,528)	(128,795)
HB Fuller Co.	(2,693)	(153,151)
International Flavors & Fragrances, Inc.	(980)	(144,472)
NewMarket Corp.	(423)	(169,365)
		(595,783)
COMMERCIAL SERVICES (-0.25%)
Cimpress NV	(2,085)	(227,557)
Multi-Color Corp.	(1,624)	(134,305)
Ritchie Bros Auctioneers, Inc.	(6,169)	(172,917)
Rollins, Inc.	(2,186)	(95,987)
Verisk Analytics, Inc.	(1,490)	(126,724)
WEX, Inc.	(1,351)	(166,970)
		(924,460)
COMPUTERS (-0.09%)
Infosys, Ltd., Sponsored ADR	(8,271)	(122,824)
VeriFone Systems, Inc.	(5,733)	(109,386)
Wipro, Ltd., ADR	(18,436)	(98,817)
		(331,027)
COSMETICS & PERSONAL CARE (-0.04%)
Coty, Inc., Class A	(10,323)	(158,974)

DIVERSIFIED FINANCIAL SERVICES (-0.21%)
Credit Acceptance Corp.	(317)	(90,893)
Eaton Vance Corp.	(4,382)	(221,160)
Ellie Mae, Inc.	(1,465)	(131,777)
Financial Engines, Inc.	(4,179)	(150,862)
LendingClub Corp.	(14,220)	(80,912)
WageWorks, Inc.	(300)	(19,125)
WisdomTree Investments, Inc.	(11,563)	(128,234)
		(822,963)
ELECTRONICS (-0.09%)
Knowles Corp.	(9,390)	(155,498)
National Instruments Corp.	(3,965)	(178,425)
		(333,923)
ENVIRONMENTAL CONTROL (-0.04%)
Stericycle, Inc.	(2,198)	(155,728)

FOOD (-0.14%)
McCormick & Co., Inc.	(1,199)	(119,336)
Snyder’s-Lance, Inc.	(4,080)	(153,530)
The Hain Celestial Group, Inc.	(3,201)	(115,300)

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
FOOD (-0.14%) (continued)
TreeHouse Foods, Inc.	(2,133)	$(141,589)
		(529,755)
HEALTHCARE - PRODUCTS (-0.17%)
Insulet Corp.	(1,711)	(100,624)
Nevro Corp.	(1,046)	(91,609)
NuVasive, Inc.	(2,022)	(114,708)
Penumbra, Inc.	(865)	(86,976)
West Pharmaceutical Services, Inc.	(1,390)	(140,946)
Wright Medical Group NV	(3,928)	(102,953)
		(637,816)
HEALTHCARE-SERVICES (-0.02%)
Teladoc, Inc.	(2,626)	(86,789)

HOME BUILDERS (-0.03%)
Thor Industries, Inc.	(788)	(107,341)

INSURANCE (-0.22%)
Arch Capital Group, Ltd.	(1,069)	(106,515)
Cincinnati Financial Corp.	(1,728)	(121,254)
Kemper Corp.	(1,771)	(113,521)
Markel Corp.	(122)	(132,285)
Mercury General Corp.	(2,253)	(126,100)
RLI Corp.	(2,737)	(161,729)
Voya Financial, Inc.	(2,853)	(114,576)
		(875,980)
INTERNET (-0.36%)
58.com, Inc., ADR	(4,086)	(274,457)
Bitauto Holdings, Ltd., ADR	(5,201)	(234,929)
Cogent Communications Holdings, Inc.	(5,131)	(276,561)
F5 Networks, Inc.	(559)	(67,790)
Palo Alto Networks, Inc.	(559)	(82,285)
Proofpoint, Inc.	(1,536)	(141,942)
Wayfair, Inc., Class A	(1,921)	(134,278)
Zendesk, Inc.	(5,529)	(171,399)
		(1,383,641)
LEISURE TIME (-0.04%)
Norwegian Cruise Line Holdings, Ltd.	(2,641)	(147,236)

MACHINERY - DIVERSIFIED (-0.09%)
Cognex Corp.	(950)	(116,992)
The Middleby Corp.	(1,199)	(138,964)
Wabtec Corp.	(1,003)	(76,729)
		(332,685)
MEDIA (-0.08%)
FactSet Research Systems, Inc.	(625)	(118,669)
Houghton Mifflin Harcourt Co.	(12,150)	(120,285)
Viacom, Inc., Class B	(2,529)	(60,772)
		(299,726)
METAL FABRICATE & HARDWARE (-0.04%)
Sun Hydraulics Corp.	(2,368)	(136,231)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	21

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
MINING (-0.03%)
Cameco Corp.	(13,270)	$(108,018)

MISCELLANEOUS MANUFACTURING (-0.13%)
Actuant Corp., Class A	(4,711)	(120,130)
AptarGroup, Inc.	(2,473)	(215,324)
John Bean Technologies Corp.	(1,328)	(141,963)
		(477,417)
OIL & GAS (-0.42%)
Antero Resources Corp.	(7,581)	(147,071)
Apache Corp.	(5,935)	(245,531)
Centennial Resource Development, Inc., Class A	(4,948)	(96,140)
Ecopetrol SA, Sponsored ADR	(12,701)	(140,854)
Hess Corp.	(4,418)	(195,099)
Laredo Petroleum, Inc.	(12,246)	(145,972)
Murphy Oil Corp.	(9,433)	(252,333)
Murphy USA, Inc.	(1,629)	(121,132)
RPC, Inc.	(5,115)	(124,346)
Ultra Petroleum Corp.	(14,817)	(117,647)
		(1,586,125)
OIL & GAS SERVICES (-0.09%)
Core Laboratories NV	(1,414)	(141,259)
National Oilwell Varco, Inc.	(5,513)	(188,489)
		(329,748)
PACKAGING & CONTAINERS (-0.11%)
Ball Corp.	(5,062)	(217,312)
Greif, Inc., Class A	(1,627)	(90,347)
Sonoco Products Co.	(2,540)	(131,547)
		(439,206)
PHARMACEUTICALS (-0.14%)
Alkermes PLC	(1,932)	(94,204)
Diplomat Pharmacy, Inc.	(4,759)	(100,177)
Eli Lilly & Co.	(1,212)	(99,311)
Perrigo Co. PLC	(2,043)	(165,463)
TESARO, Inc.	(536)	(62,053)
		(521,208)
PIPELINES (-0.10%)
Tallgrass Energy GP LP	(2,224)	(55,600)
Tallgrass Energy Partners LP	(2,434)	(106,220)
TransCanada Corp.	(5,060)	(240,249)
		(402,069)
REAL ESTATE INVESTMENT TRUSTS (-0.14%)
Equinix, Inc.	(545)	(252,607)
Lamar Advertising Co., Class A	(1,797)	(126,581)
Washington Prime Group, Inc.	(20,069)	(157,140)
		(536,328)
RETAIL (-0.22%)
CarMax, Inc.	(2,683)	(201,493)
Casey’s General Stores, Inc.	(1,432)	(164,064)
Costco Wholesale Corp.	(673)	(108,407)
Dollar General Corp.	(1,270)	(102,667)
Domino’s Pizza, Inc.	(483)	(88,389)
PriceSmart, Inc.	(974)	(81,621)

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
RETAIL (-0.22%) (continued)
Texas Roadhouse, Inc.	(2,457)	$(122,875)
		(869,516)
SAVINGS & LOANS (-0.07%)
Investors Bancorp, Inc.	(6,577)	(90,434)
New York Community Bancorp, Inc.	(6,781)	(85,169)
People's United Financial, Inc.	(6,157)	(114,890)
		(290,493)
SEMICONDUCTORS (-0.04%)
Impinj, Inc.	(1,201)	(41,002)
United Microelectronics Corp., Sponsored ADR	(47,356)	(123,126)
		(164,128)
SOFTWARE (-0.60%)
2U, Inc.	(2,834)	(180,327)
ACI Worldwide, Inc.	(11,783)	(283,735)
Acxiom Corp.	(8,335)	(209,709)
Blackbaud, Inc.	(1,855)	(187,911)
Guidewire Software, Inc.	(1,618)	(129,408)
HubSpot, Inc.	(1,772)	(153,367)
Manhattan Associates, Inc.	(3,794)	(158,817)
Medidata Solutions, Inc.	(2,133)	(160,466)
MINDBODY, Inc., Class A	(4,538)	(146,351)
salesforce.com, Inc.	(1,780)	(182,165)
The Ultimate Software Group, Inc.	(894)	(181,115)
Veeva Systems, Inc., Class A	(2,168)	(132,118)
Workday, Inc., Class A	(1,963)	(217,873)
		(2,323,362)
STORAGE & WAREHOUSING (-0.04%)
Mobile Mini, Inc.	(4,901)	(162,223)

TELECOMMUNICATIONS (-0.13%)
Arista Networks, Inc.	(762)	(152,316)
Frontier Communications Corp.	(3,735)	(45,231)
Sprint Corp.	(16,660)	(108,956)
Telefonica SA, Sponsored ADR	(7,355)	(76,566)
ViaSat, Inc.	(1,580)	(102,858)
		(485,927)
TOYS, GAMES & HOBBIES (-0.02%)
Mattel, Inc.	(4,946)	(69,838)

TRANSPORTATION (-0.04%)
Heartland Express, Inc.	(4,045)	(86,280)
JB Hunt Transport Services, Inc.	(761)	(80,963)
		(167,243)

TOTAL COMMON STOCKS
(Proceeds $18,412,414)		(19,681,084)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	23

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Principal	Value (Note 2)
CORPORATE BONDS (-3.68%)
AUTO MANUFACTURERS (-0.32%)
Tesla, Inc.
5.30%, 8/15/2025(c)	$(1,255,000)	$(1,212,644)

CASINO & GAMBLING (-0.38%)
CRC Escrow Issuer LLC / CRC Finco, Inc.
5.25%, 10/15/2025(c)	(1,456,000)	(1,469,104)

CHEMICALS (-0.47%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(c)	(1,691,000)	(1,807,256)

COMPUTERS (-0.38%)
West Corp.
8.50%, 10/15/2025(c)	(1,481,000)	(1,456,008)

HEALTHCARE-SERVICES (-0.23%)
West Street Merger Sub, Inc.
6.38%, 9/1/2025(c)	(858,000)	(874,087)

PHARMACEUTICALS (-1.27%)
Mylan NV
3.95%, 6/15/2026	(122,000)	(122,069)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	(3,552,000)	(3,153,466)
Valeant Pharmaceuticals International, Inc.
6.13%, 4/15/2025(c)	(1,893,000)	(1,597,219)
		(4,872,754)
SOFTWARE (-0.24%)
Rackspace Hosting, Inc.
8.63%, 11/15/2024(c)	(863,000)	(911,004)

TELECOMMUNICATIONS (-0.39%)
T-Mobile USA, Inc.
6.50%, 1/15/2026	(1,357,000)	(1,504,737)

TOTAL CORPORATE BONDS
(Proceeds $14,163,278)		(14,107,594)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-2.03%)
Consumer Discretionary Select Sector SPDR® Fund	(17,838)	(1,640,918)
Consumer Staples Select Sector SPDR® Fund	(15,570)	(826,611)
Health Care Select Sector SPDR® Fund	(12,939)	(1,049,482)
iShares® 20+ Year Treasury Bond ETF	(11,401)	(1,418,969)
iShares® 7-10 Year Treasury Bond ETF	(6,430)	(682,609)
iShares® Euro Government 7-10 Year ETF	(6,076)	(1,500,528)
Vanguard REIT ETF	(8,266)	(679,465)
		(7,798,582)
TOTAL EXCHANGE TRADED FUNDS (-2.03%)
(Proceeds $7,311,009)		(7,798,582)

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

TOTAL SECURITIES SOLD SHORT
(Proceeds $39,886,701)	$(41,587,260)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $50,003,922.
(c)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $41,864,371 and the value of the securities held in short positions was $(9,327,322). This totals $32,537,049, which represents 8.49% of the Fund's net assets.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	25

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Market Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/(Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$16,755,539	$16,755,543	1-Month LIBOR BBA	09/13/2018	$4
Morgan Stanley	Clinton Segregated Portfolio(b)	14,087,295	$14,087,297	1-Month LIBOR BBA	09/13/2018	2
Morgan Stanley	Iboxx HY Index	(13,027,000)	$(13,197,493)	3-Month LIBOR BBA	12/20/2017	(170,493)
Morgan Stanley	Impala Segregated Portfolio(c)	30,650,773	$30,650,766	1-Month LIBOR BBA	03/20/2019	(7)
Morgan Stanley	Melchior Segregated Portfolio(d)	29,596,562	$29,596,554	1-Month LIBOR BBA	03/20/2019	(8)
Morgan Stanley	PSAM Highland(e)	34,652,596	$34,792,530	1-Month EURIBOR	06/03/2021	139,934
Morgan Stanley	WABR Cayman Company Limited(f)	48,587,975	$48,587,976	1-Month LIBOR BBA	09/01/2020	1
		$161,303,740	$161,273,173			$(30,567)

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund.
(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(b)	Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy. The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.
(c)	Impala Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(d)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(e)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(f)	Weiss Alpha Balanced Risk (“WABR”) Cayman Company Limited incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

 October 31, 2017 (Unaudited)

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 20-Dec-2017	3,879,692	2,967,772	17.71%
AUD TO USD FORWARD SD : 20-Dec-2017	4,150,931	3,175,257	18.95%
BRL TO USD FORWARD SD : 20-Dec-2017	6,836,685	2,076,318	12.39%
CAD TO USD FORWARD SD : 20-Dec-2017	4,170,305	3,234,883	19.31%
CHF TO USD FORWARD SD : 20-Dec-2017	1,651,654	1,660,968	9.91%
EUR TO USD FORWARD SD : 20-Dec-2017	5,696,026	6,652,678	39.70%
GBP TO USD FORWARD SD : 20-Dec-2017	2,494,433	3,318,042	19.80%
INR TO USD FORWARD SD : 20-Dec-2017	185,208,045	2,843,317	16.97%
JPY TO AUD FORWARD SD : 20-Dec-2017	303,583,773	2,676,125	15.97%
JPY TO USD FORWARD SD : 20-Dec-2017	238,569,545	2,103,017	12.55%
MXN TO USD FORWARD SD : 20-Dec-2017	40,889,333	2,115,591	12.63%
NOK TO USD FORWARD SD : 20-Dec-2017	13,692,744	1,678,306	10.02%
SGD TO USD FORWARD SD : 20-Dec-2017	5,715,401	4,194,492	25.03%
USD TO AUD FORWARD SD : 20-Dec-2017	3,857,612	3,857,612	23.02%
USD TO BRL FORWARD SD : 20-Dec-2017	2,294,856	2,294,856	13.70%
USD TO CAD FORWARD SD : 20-Dec-2017	2,561,389	2,561,389	15.29%
USD TO CHF FORWARD SD : 20-Dec-2017	3,361,484	3,361,484	20.06%
USD TO EUR FORWARD SD : 20-Dec-2017	6,357,733	6,357,733	37.94%
USD TO GBP FORWARD SD : 20-Dec-2017	1,982,253	1,982,253	11.83%
USD TO INR FORWARD SD : 20-Dec-2017	1,973,219	1,973,219	11.78%
USD TO JPY FORWARD SD : 20-Dec-2017	5,508,320	5,508,320	32.87%
USD TO MXN FORWARD SD : 20-Dec-2017	2,778,431	2,778,431	16.58%
USD TO NZD FORWARD SD : 20-Dec-2017	1,649,077	1,649,077	9.84%
USD TO PHP FORWARD SD : 20-Dec-2017	1,652,924	1,652,924	9.86%
USD TO SGD FORWARD SD : 20-Dec-2017	3,621,295	3,621,295	21.61%
		76,295,359	455.34%
CASH AND CASH EQUIVALENTS
U.S. DOLLAR	5,087,652	5,087,652	30.36%
		5,087,652	30.36%
TOTAL LONG		81,383,011	485.71%

SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 20-Dec-2017	3,467,989	2,652,840	15.83%
AUD TO USD FORWARD SD : 20-Dec-2017	4,935,588	3,775,481	22.53%
BRL TO USD FORWARD SD : 20-Dec-2017	7,420,334	2,253,573	13.45%
CAD TO USD FORWARD SD : 20-Dec-2017	3,240,342	2,513,516	15.00%
CHF TO USD FORWARD SD : 20-Dec-2017	3,274,247	3,292,710	19.65%
EUR TO USD FORWARD SD : 20-Dec-2017	5,390,882	6,296,284	37.58%
GBP TO USD FORWARD SD : 20-Dec-2017	1,496,660	1,990,825	11.88%
INR TO USD FORWARD SD : 20-Dec-2017	129,497,419	1,988,047	11.87%
JPY TO AUD FORWARD SD : 20-Dec-2017	341,629,817	3,011,505	17.97%
JPY TO USD FORWARD SD : 20-Dec-2017	617,631,390	5,444,489	32.49%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	27

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)
MXN TO USD FORWARD SD : 20-Dec-2017	52,223,263	2,702,002	16.13%
PHP TO USD FORWARD SD : 20-Dec-2017	84,989,946	1,647,554	9.83%
SGD TO USD FORWARD SD : 20-Dec-2017	4,921,057	3,611,529	21.55%
USD TO AUD FORWARD SD : 20-Dec-2017	3,305,393	3,305,393	19.73%
USD TO BRL FORWARD SD : 20-Dec-2017	2,157,384	2,157,384	12.88%
USD TO CAD FORWARD SD : 20-Dec-2017	3,379,245	3,379,245	20.17%
USD TO CHF FORWARD SD : 20-Dec-2017	1,718,004	1,718,004	10.25%
USD TO EUR FORWARD SD : 20-Dec-2017	6,796,104	6,796,104	40.56%
USD TO GBP FORWARD SD : 20-Dec-2017	3,332,651	3,332,651	19.89%
USD TO INR FORWARD SD : 20-Dec-2017	2,849,076	2,849,076	17.00%
USD TO JPY FORWARD SD : 20-Dec-2017	2,146,271	2,146,271	12.81%
USD TO MXN FORWARD SD : 20-Dec-2017	2,259,032	2,259,032	13.48%
USD TO NOK FORWARD SD : 20-Dec-2017	1,742,931	1,742,931	10.40%
USD TO SGD FORWARD SD : 20-Dec-2017	4,233,241	4,233,241	25.26%
		75,099,687	448.21%
TOTAL SHORT		75,099,687	448.21%

CLINTON SEGREGATED PORTFOLIO

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
EQUITY SWAPS
Covestro AG	1,187	17,561	0.12%
Country Garden Holdings Co.	115,758	16,358	0.12%
Guangzhou Automobile Group - Class H	38,275	12,559	0.09%
SMC Corp	228	15,548	0.11%
Hitachi LTD	25,624	41,063	0.29%
Suzuki Motor Corp	1,582	12,763	0.09%
Aristocrat Leisure LTD	9,914	16,490	0.12%
Fibria Celulose SA	10,456	23,607	0.17%
Fleury SA	17,079	11,432	0.08%
Grupo Financiero Banorte - Class O	49,688	15,038	0.11%
Magazine Luiza SA	8,145	23,993	0.17%
Orion OYJ - Class B	2,559	11,871	0.08%
Localiza Rent A Car	7,987	12,153	0.09%
Wellcare Health Plans Inc	467	12,199	0.09%
		242,634	1.72%
CASH AND CASH EQUIVALENTS
AUSTRALIAN DOLLAR	36,137	27,663	0.20%
DANISH KRONE	176,847	27,677	0.20%
EURO	127,335	148,294	1.05%
EURO	13,465	15,681	0.11%
BRITISH POUND	183,078	243,182	1.73%
HONG KONG DOLLAR	268,647	34,438	0.24%
JAPANESE YEN	1,416,023	12,461	0.09%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
CASH AND CASH EQUIVALENTS (CONTINUED)
NORWEGIAN KRONE	394,104	48,238	0.34%
POLISH ZLOTY	89,169	24,495	0.17%
SOUTH AFRICAN RAND	711,204	50,344	0.36%
SWEDISH KRONA	195,750	23,346	0.17%
SWISS FRANC	135,042	135,380	0.96%
TURKISH LIRA	177,021	46,709	0.33%
U.S. DOLLAR	13,758,210	13,758,210	97.66%
U.S. DOLLAR	239,626	239,626	1.70%
U.S. DOLLAR	72,976	72,976	0.52%
		14,908,720	105.83%
TOTAL LONG		15,151,354	107.55%

SECURITIES SOLD SHORT
EQUITY SWAPS
Mediatek Inc.	12,131	22,521	0.16%
Dentsu Inc.	2,442	13,671	0.10%
Semiconductor Manufacturing	58,923	24,767	0.18%
Acadia Healthcare Co Inc.	1,896	14,372	0.10%
Gentera SAB DE CV	53,950	16,863	0.12%
GrubHub Inc.	1,489	11,891	0.08%
JBS SA	40,833	15,648	0.11%
Santos Ltd.	38,016	23,368	0.17%
		143,100	1.02%
CASH AND CASH EQUIVALENTS
AUSTRALIAN DOLLAR	17,586	13,462	0.10%
DANISH KRONE	208,318	32,602	0.23%
EURO	116,503	135,680	0.96%
BRITISH POUND	154,408	205,101	1.46%
MEXICAN PESO	567,344	29,618	0.21%
NORWEGIAN KRONE	446,955	54,707	0.39%
POLISH ZLOTY	93,529	25,693	0.18%
SOUTH AFRICAN RAND	770,339	54,530	0.39%
SWEDISH KRONA	246,487	29,398	0.21%
SWISS FRANC	148,455	148,826	1.06%
TURKISH LIRA	91,716	24,200	0.17%
U.S. DOLLAR	78,900	78,900	0.56%
		832,716	5.91%
TOTAL SHORT		975,816	6.93%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	29

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

IMPALA SEGREGATED PORTFOLIO

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
COMMON STOCKS
Canfor Corp.	52,216	1,039,056	3.39%
Constellation Brands Inc. - Class A	2,231	488,790	1.59%
Dr Horton Inc.	9,628	425,654	1.39%
Deere & Co.	2,747	365,021	1.19%
Dowdupont Inc.	9,566	691,717	2.26%
Extended Stay America Inc.	30,661	607,701	1.98%
Fedex Corp.	2,864	646,720	2.11%
First Quantum Minerals Ltd.	93,529	1,046,625	3.41%
Harley-Davidson Inc.	10,705	506,775	1.65%
Hess Corp.	17,795	785,827	2.56%
Kansas City Southern	8,716	908,382	2.96%
Laredo Petroleum Inc.	35,966	428,715	1.40%
Marinemax Inc.	27,398	508,233	1.66%
Microsoft Corp.	5,362	446,011	1.46%
Navistar International Corp.	20,446	865,070	2.82%
Nintendo Co Ltd.	777	299,359	0.98%
Norwegian Cruise Line Holdings	22,733	1,267,365	4.13%
Nvidia Corp.	1,381	285,605	0.93%
Olin Corp.	13,017	475,511	1.55%
Philip Morris International	5,374	562,335	1.83%
Summit Materials Inc. - Class A	13,703	430,274	1.40%
Teck Resources Ltd. - Class B	95,849	1,959,154	6.39%
Priceline Group Inc.	165	315,473	1.03%
Trinity Industries Inc.	17,213	559,767	1.83%
Voestalpine AG	8,465	465,699	1.52%
West Fraser Timber Co. Ltd.	10,387	632,081	2.06%
		17,012,919	55.51%
EQUITY SWAPS
Accelerated Pharma Inc.	8,634	430,750	1.41%
Alphabet Inc. - Class A	676	698,335	2.28%
Carnival Corp.	13,468	894,141	2.92%
Caterpillar Inc.	6,767	918,959	3.00%
Delta Air Lines Inc.	12,683	634,530	2.07%
Freeport-Mcmoran Inc.	32,533	454,811	1.48%
Knight-Swift Transportation	17,101	708,836	2.31%
Las Vegas Sands Corp.	11,609	735,778	2.40%
Monster Beverage Corp.	7,910	458,226	1.49%
NVR Inc.	738	2,421,651	7.90%
Plastic Omnium	8,903	371,222	1.21%
Rio Tinto Plc - Sponsored ADR	27,227	1,304,990	4.26%
Rio Tinto Plc - Sponsored ADR	6,287	296,113	0.97%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

  October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
EQUITY SWAPS (CONTINUED)
Smurfit Kappa Group Plc	13,250	394,646	1.29%
Take-Two Interactive Software	17,122	1,894,549	6.18%
		12,617,538	41.17%
CASH AND CASH EQUIVALENTS
SWEDISH KRONA	3,042,142	364,563	1.19%
		364,563	1.19%
TOTAL LONG		29,995,020	97.86%

SECURITIES SOLD SHORT
COMMON STOCKS
Regal Beloit	5,334	432,854	1.41%
Wyndham Worldwide	4,550	486,168	1.59%
		919,022	3.00%
EXCHANGE TRADED FUNDS
Consumer Discretionary SPDR ETF	3,064	281,857	0.92%
iShares Stoxx 600 Ucits ETF	8,367	380,057	1.24%
Powershares QQQ Trust Series 1 ETF	3,104	472,274	1.54%
		1,134,188	3.70%
EQUITY SWAPS
SPDR S&P 500 ETF	8,490	2,183,204	7.12%
		2,183,204	7.12%
CASH AND CASH EQUIVALENTS
CANADIAN DOLLAR	3,504,554	2,718,739	8.87%
EURO	525,663	614,200	2.00%
		3,332,940	10.87%
TOTAL SHORT		7,569,352	24.70%

MELCHIOR SEGREGATED PORTFOLIO

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
COMMON STOCKS
Asr Nederland	23,934	175,290	0.59%
Fluidra SA	62,633	162,287	0.55%
Inmobiliaria Colonial Socimi	106,007	141,314	0.48%
Prosegur Cash SA	207,541	109,289	0.37%
Jungheinrich - Preferred Stock	15,162	107,639	0.36%
Associated British Foods Plc	21,501	101,518	0.34%
Barclays Plc	427,981	92,720	0.31%
Abn Amro Group	21,597	85,858	0.29%
Saxton Products Inc.	1,651	82,635	0.28%
Prudential Plc	38,267	82,492	0.28%
Moncler SPA	19,735	61,620	0.21%
Prosegur Comp Seguridad	64,129	60,180	0.20%
Maisons Du Monde SA	10,923	59,005	0.20%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	31

Highland Resolute Fund	Consolidated Schedule of Investments

  October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
COMMON STOCKS (CONTINUED)
Shire Plc	10,526	57,265	0.19%
Finecobank SPA	58,570	56,687	0.19%
Erste Group Bank AG	17,852	45,202	0.15%
Engie	52,200	44,158	0.15%
Ceconomy AG	52,004	44,129	0.15%
Altran Technologies SA	41,647	40,188	0.14%
Unicredit SPA	59,375	32,338	0.11%
Gima TT SPA	5,722	30,191	0.10%
Crh Plc	18,332	29,755	0.10%
Compass Group Plc	39,224	26,940	0.09%
Ryanair Holdings Plc	40,115	26,706	0.09%
Howden Joinery Group Plc	152,392	23,482	0.08%
Sonae	253,151	23,139	0.08%
France Telecom SA	58,105	21,802	0.07%
Total SA	17,691	21,646	0.07%
Bayer AG	10,427	20,911	0.07%
Nestle SA	9,948	20,698	0.07%
		1,887,083	6.38%
INDEX OPTIONS
Dax Index Put @ 12000.0 Dec 17	129	18,651	0.06%
		18,651	0.06%
CASH AND CASH EQUIVALENTS
U.S. DOLLAR	4,870,192	4,870,192	16.46%
EURO	749,768	873,330	2.95%
BRITISH POUND	74,335	98,732	0.33%
		5,842,254	19.74%
TOTAL LONG		7,747,987	26.18%

SECURITIES SOLD SHORT
COMMON STOCKS
Wirecard AG	13,344	199,569	0.67%
Airbus Se	9,486	105,865	0.36%
Intesa Sanpaolo	202,553	101,297	0.34%
Neste OYJ	7,367	87,600	0.30%
Glencore Plc	151,114	83,609	0.28%
FTSE Mid 250 Index	52	72,279	0.24%
Daimler AG	6,703	71,648	0.24%
Pets At Home Group Plc	123,620	49,700	0.17%
Intertek Group Plc	4,129	44,618	0.15%
Dksh Holding Ltd.	7,115	40,189	0.14%
Zalando Se	13,908	39,562	0.13%
Ald SA	15,257	26,225	0.09%
Mitie Group Plc	86,235	21,767	0.07%
		943,930	3.19%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

			Percentage of
Description	Shares	Market Value	Market Value
FUTURES
Dax Mini Future Dec17	73	177,269	0.60%
Euro Stoxx 50 Dec17	123	84,259	0.28%
Ftse 100 Idx Future Dec17	13	16,950	0.06%
		278,479	0.94%
TOTAL SHORTS		1,222,408	4.13%

PSAM HIGHLAND

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
COMMON STOCKS
Aecon Group Inc.	19,010	245,861	0.71%
Altaba Inc.	4,891	294,447	0.85%
Altagas Ltd.	8,150	158,730	0.46%
Calatlantic Group Inc.	11,732	496,959	1.43%
Calpine Corp.	56,299	722,140	2.08%
Conduent Inc.	32,403	430,644	1.24%
Dell Technologies Inc. - Class V	10,027	712,564	2.05%
Dowdupont Inc.	8,696	539,890	1.55%
Firstenergy Corp.	14,464	409,174	1.18%
Global Logistic Properties	80,450	168,224	0.48%
Grupo Televisa SA - Sponsored ADR	17,144	322,195	0.93%
Liberty Interactive Corp	40,050	781,223	2.25%
Linn Energy Inc.	52,788	1,747,122	5.02%
Mangna Dem Npv Preferred Shares	1,679	157,405	0.45%
Mckesson Europe AG	49,287	1,286,631	3.70%
Monsanto Co.	14,052	1,460,957	4.20%
Nxp Semiconductors N	26,692	2,682,403	7.71%
Ocelot Partners Ltd.	25,714	216,350	0.62%
Orbital Atk Inc.	4,154	474,141	1.36%
Rockwell Collins Inc.	5,162	600,956	1.73%
Telecom Italia R	529,222	323,090	0.93%
Time Warner Inc.	25,498	2,151,738	6.18%
Trinity Industries Inc.	25,126	701,526	2.02%
Vivendi	59,417	1,267,075	3.64%
		18,351,443	52.75%
CORPORATE BONDS
EXELA INTERMEDIATE LLC, 10%, 07/15/2023	625,136	514,094	1.48%
BRUCE MANSFIELD, 6.85%, 06/01/2034	1,563,688	387,031	1.11%
GENON ESCROW, 7.875%, 06/15/2018	419,714	256,974	0.74%
GENON ESCROW, 9.125%, 05/01/2031	331,415	260,494	0.75%
GENON ESCROW, 9.500%, 10/15/2018	805,386	487,920	1.40%
GENON ESCROW, 9.875%, 10/15/2020	758,106	459,277	1.32%
GUITAR CENTER, 6.50%, 04/15/2019	301,547	241,120	0.69%
INTELSAT HOLDINGS LTD., 7.25%, 10/15/2020	686,045	565,448	1.63%
INTELSAT HOLDINGS LTD., 8.125%, 06/01/2023	421,148	220,514	0.63%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	33

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
CORPORATE BONDS (CONTINUED)
INTELSAT HOLDINGS LTD., 9.75%, 07/15/2025	384,629	332,288	0.96%
WHOLE FOODS MARKET INC., 5.2%, 12/03/2025	798,930	787,193	2.26%
		4,512,353	12.97%
EQUITY SWAPS
Altaba Inc.	32,034	866,238	2.49%
		866,238	2.49%

Description	Shares	Market Value	Percentage of Market Value
CASH AND CASH EQUIVALENTS
EURO	30,966,739	30,966,739	89.00%
		30,966,739	89.00%
TOTAL LONG		54,696,773	157.21%

SECURITIES SOLD SHORT
COMMON STOCKS
Akorn Inc.	12,576	351,661	1.01%
Alibaba Group Holding Ltd.	1,967	312,284	0.90%
AT&T Inc.	30,448	879,653	2.53%
Lennar Corp. - Class A	8,836	422,333	1.21%
Spdr S&P Oil & Gas Exploration	17,985	529,329	1.52%
Utilities Select Sector SPDR	6,805	322,031	0.93%
Vmware Inc. - Class A	7,960	817,967	2.35%
		3,635,258	10.45%
EQUITY SWAPS
Alibaba Group Holding Ltd.	8,451	508,109	1.46%
		508,109	1.46%
CORPORATE/GOVERNMENT BONDS
US TREASURY NOTE, 2.00%, 08/15/2025	798,930	671,830	1.93%
PACIFIC GAS & ELECTRIC CO., 6.05%, 03/01/2034	234,247	250,432	0.72%
		922,263	2.65%
CASH AND CASH EQUIVALENTS
CANADIAN DOLLAR	614,265	408,885	1.18%
U.S. DOLLAR	18,333,402	15,740,205	45.24%
SINGAPORE DOLLAR	280,160	176,453	0.51%
		16,325,542	46.92%
TOTAL SHORT		21,391,172	61.48%

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

WABR CAYMAN COMPANY LIMITED

Description	Shares	Market Value	Percentage of Market Value
LONG SECURITIES
COMMON STOCKS
Equity Residential, REIT	6,148	413,514	0.85%
HCP Inc, REIT	17,250	445,740	0.92%
Liberty Property, REIT	12,056	516,961	1.06%
American Homes 4 Rent - Class A, REIT	25,080	533,702	1.10%
Hudson Pacific Properties, REIT	20,948	708,461	1.46%
Boston Properties Inc, REIT	5,880	712,538	1.47%
		3,330,918	6.86%

EXCHANGE TRADED-FUNDS
Guggenheim S&P 500 Equal Weight ETF	36,992	3,572,687	7.35%
Ishares 7-10 Year Trsury Bond ETF	43,126	4,578,256	9.42%
Ishares Iboxx Invt Grade Bond ETF	37,859	4,586,239	9.44%
Ishares Iboxx High Yield Bond ETF	51,858	4,587,877	9.44%
		17,325,060	35.66%

CORPORATE BONDS
MET LIFE INC, Floating Rate, 12/15/2036	355,000	409,684	0.84%
HONGKONG&SHANG BK PRIM CAP, Floating Rate, 4/27/2049	510,000	441,150	0.91%
TERRAFORM POWER OPERATOR LLC, Floating Rate, 2/1/2023	455,000	478,137	0.98%
RITE AID CORP, 6.13%, 4/1/2023	561,000	520,328	1.07%
CITGO HOLDING INC, 10.75%, 2/15/2020	485,000	524,532	1.08%
HOVNANIAN K ENTERPRISES INC, 10.50%, 7/15/2024	495,000	551,084	1.13%
NATURAL RESOURCE PTNRS, 10.50%, 3/15/2022	545,000	581,406	1.20%
ALGECO SCOTSMAN GLOBAL, 8.50%, 10/15/2018	600,000	587,652	1.21%
KRATON POLYMERS LLC, 10.50%, 4/15/2023	550,000	626,120	1.29%
ALERIS INTL INC, 9.50%, 4/1/2021	600,000	640,170	1.32%
PRIME SEC SVCS BORROWER LLC, 9.25%, 5/15/2023	623,000	685,300	1.41%
COBALT INTL ENERGY INC, 10.75%, 12/1/2021	760,000	769,500	1.58%
CAESARS GROWTH PROP HOLDINGS, 9.38%, 5/1/2022	784,000	842,024	1.73%
TEEKAY OFFSHORE PARTNERS, 6.00%, 7/30/2019	866,000	861,670	1.77%
HC2 HLDGS INC, 11.00%, 12/1/2019	1,079,000	1,111,370	2.29%
NEPTUNE FINCO CORP, 10.88%, 10/15/2025	995,000	1,217,631	2.51%
ALERIS INTL INC, 7.88%, 11/1/2020	1,480,000	1,478,505	3.04%
		12,326,263	25.37%
GOVERNMENT BONDS
US Treasury Note, 1.6250%, 05/15/2026	1,281,000	1,211,140	2.49%
US Treasury Note, 1.5000%, 10/31/2019	7,770,000	7,756,101	15.96%
		8,967,242	18.46%

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	35

Highland Resolute Fund	Consolidated Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Market Value	Percentage of Market Value
FUTURES
E-Mini S&P 500 Stock Index Dec '17 CME	28	3,601,780	7.41%
E-Mini S&P Midcap 400 Dec-17	20	3,667,800	7.55%
US Long Bond Dec '17 Cbt	3	457,406	0.94%
Ultra Long Term US Treasury Bond Dec-17	25	4,119,531	8.48%
		11,846,518	24.38%
TOTAL LONG		53,796,000	110.72%

SHORT SECURITIES
COMMON STOCKS
Duke Realty Corporation, REIT	(15,827)	450,753	0.93%
Vornado Realty, REIT	(6,349)	475,286	0.98%
Essex Property Trust Inc., REIT	(1,911)	501,504	1.03%
DCT Industrials Trust Inc., REIT	(8,820)	511,736	1.05%
Ventas Inc., REIT	(8,159)	511,977	1.05%
		2,451,256	5.04%
EXCHANGE TRADED-FUNDS
SPDR Bloomberg Barclay High Yield Bond ETF	(13,253)	493,542	1.02%
Ishares Iboxx High Yield Bond ETF	(9,875)	873,641	1.80%
		1,367,183	2.81%
CORPORATE BONDS
ALLY FINANCIAL INC, 5.7500%,11/20/2025	(365,000)	404,716	0.83%
MARATHON PETROLEUM CORP, 3.6250%,09/15/2024	(400,000)	410,300	0.84%
LIFEPOINT HEALTH INC, 5.3750%, 05/01/2024	(420,000)	423,020	0.87%
GAMESTOP CORP, 6.7500%, 03/15/2021	(403,000)	423,307	0.87%
VERIZON COMMUNICATIONS INC, 2.4500%, 11/01/2022	(446,000)	442,283	0.91%
FORD MOTOR CO, 4.3460%, 12/08/2026	(455,000)	474,335	0.98%
INEOS GROUP HOLDINGS PLC, 5.6250%, 08/01/2024	(500,000)	522,830	1.08%
EMERA INC, 6.7500%, 06/15/2076	(585,000)	669,702	1.38%
		3,770,493	7.76%
GOVERNMENT BONDS
US Treasury Note, 2.25%, 10/31/2024	(491,000)	491,575	1.01%
US Treasury Note, 2.00%, 10/31/2022	(3,213,000)	3,211,623	6.61%
		3,703,198	7.62%
TOTAL SHORTS		11,292,131	23.24%

Common Abbreviations:

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

PIMCO - Pacific Investment Management Company.

S&P - Standard & Poor's.

SPDR - Standard & Poor's Depositary Receipt.

See Notes to Financial Statements.

36

Highland Resolute Fund	Consolidated Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

Highland Resolute Fund
ASSETS
Investments, at value	$333,494,968
Unrealized appreciation on total return swap contracts	139,941
Deposits with brokers for securities sold short	36,021,881
Deposits with brokers for total return swap contracts	75,766,210
Cash	15,216
Foreign currency, at value (Cost 1,661,489)	1,822,335
Receivable for investments sold	933,047
Dividends receivable	207,166
Interest receivable	1,211,343
Receivable for total return swap reset	160,645
Other assets	396,949
Total assets	450,169,701
LIABILITIES
Securities sold short (Proceeds $39,886,701)	41,587,260
Unrealized depreciation on total return swap contracts	170,508
Payable to custodian due to overdraft on foreign currency (Cost $1,608,432)	1,521,851
Investment advisory fees payable	402,715
Payable for dividend expense on securities sold short	185,090
Payable for interest expense on total return swap contracts	25,554
Payable for investments purchased	2,698,209
Payable for shares redeemed	19,500,000
Trustee fees and expenses payable	10,565
Chief compliance officer fee payable	3,620
Principal financial officer fees payable	875
Administration fees payable	127,768
Transfer agent fees payable	10,976
Professional fees payable	39,818
Custody fees payable	42,309
Accrued expenses and other liabilities	487,348
Total liabilities	66,814,466
NET ASSETS	$383,355,235
NET ASSETS CONSIST OF
Paid-in capital (Note 6)	$340,372,655
Accumulated net income	13,816,930
Accumulated net realized gain	12,008,054
Net unrealized appreciation	17,157,596
NET ASSETS	$383,355,235
INVESTMENTS, AT COST	$314,854,630
PRICING OF SHARES
Class I:
Net Asset Value, offering and redemption price per share	$11.58
Net Assets	$383,355,235
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	33,111,150

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	37

Highland Resolute Fund	Consolidated Statement of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

Highland Resolute Fund(a)
INVESTMENT INCOME
Dividends	$1,582,196
Interest	3,192,964
Foreign taxes withheld	(4,753)
Total investment income	4,770,407

EXPENSES
Investment advisory fees (Note 7)	3,396,007
Investment sub-advisory fee	166,256
Broker fees and charges on securities sold short	49,496
Administration fees	216,976
Transfer agency fees	30,866
Professional fees	44,046
Custody fees	58,934
Reports to shareholders and printing fees	4,676
Trustee fees and expenses	9,618
Registration/filing fees	4,268
Chief compliance officer fees	25,261
Principal financial officer fees	5,042
Offering costs	14,866
Dividend expense on securities sold short	247,318
Interest expense on securities sold short	279,228
Other	23,175
Total expenses before waivers	4,576,033
Less fees waived/reimbursed by investment adviser (Note 7)
Class I	(2,504,141)
Waiver of investment advisory fees - subsidiary (Note 7)	(166,256)
Total net expenses	1,905,636
NET INVESTMENT INCOME	2,864,771
Net realized gain on investments	1,900,378
Net realized loss on securities sold short	(1,859,868)
Net realized gain on total return swap contracts	7,771,898
Net realized loss on foreign currency transactions	(22,721)
Total net realized gain	7,789,687

Net change in unrealized appreciation on investments	5,636,078
Net change in unrealized depreciation on securities sold short	(119,690)
Net change in unrealized appreciation on total return swap contracts	573,535
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	245,800
Total net change in unrealized appreciation	6,335,723
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,125,410
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,990,181

(a)	Prior to August 31, 2017 the Highland Resolute Fund was known as the Redmont Resolute Fund.

See Notes to Financial Statements.

Highland Resolute Fund	Consolidated Statements of Changes in Net Assets

	Highland Resolute Fund
	Six Months Ended October 31, 2017(a) (Unaudited)	For the Year Ended April 30, 2017(b)
OPERATIONS
Net investment income	$2,864,771	$5,052,253
Net realized gain	7,789,687	16,865,746
Net realized gain distributions from other investment companies	-	2,574,206
Net change in unrealized appreciation	6,335,723	4,159,454
Net increase in net assets resulting from operations	16,990,181	28,651,659
DISTRIBUTIONS (NOTE 4)
Net investment income
Class I	-	(6,470,084)
Net realized gains on investments
Class I	-	(778,253)
Net decrease in net assets from distributions	-	(7,248,337)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class I	10,972,445	139,235,368
Dividends reinvested
Class I	-	7,248,336
Shares redeemed, net of redemption fees
Class I	(136,418,741)	(362,734,552)
Net decrease in net assets derived from beneficial interest transactions	(125,446,296)	(216,250,848)
Net decrease in Net Assets	(108,456,115)	(194,847,526)
NET ASSETS:
Beginning of period	491,811,350	686,658,876
End of period*	$383,355,235	$491,811,350
* Includes accumulated net investment income of:	$13,816,930	$10,952,159

(a)	Prior to August 31, 2017 the Highland Resolute Fund was known as the Redmont Resolute Fund.
(b)	Prior to August 31, 2016 the Highland Resolute Fund was known as the Redmont Resolute Fund II.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	39

Highland Resolute Fund	Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Class I
	For the Six Months Ended October 31, 2017(a) (Unaudited)		For the Year Ended April 30, 2017(b)		For the Year Ended April 30, 2016		For the Year Ended April 30, 2015		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013

NET ASSET VALUE, BEGINNING OF PERIOD	$11.14		$10.75		$11.32		$11.18		$11.05		$10.34
INCOME/(LOSS) FROM OPERATIONS
Net investment income(c)	0.07		0.09		0.16		0.20		0.13		0.11
Net realized and unrealized gain/(loss) on investments	0.37		0.45		(0.39)		0.26		0.19		0.68
Total from Investment Operations	0.44		0.54		(0.23)		0.46		0.32		0.79

LESS DISTRIBUTIONS
Net investment income	-		(0.13)		(0.18)		(0.24)		(0.11)		(0.08)
Net realized gain on investments	-		(0.02)		(0.16)		(0.08)		(0.08)		-
Total Distributions	-		(0.15)		(0.34)		(0.32)		(0.19)		(0.08)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.44		0.39		(0.57)		0.14		0.13		0.71
NET ASSET VALUE, END OF PERIOD	$11.58		$11.14		$10.75		$11.32		$11.18		$11.05
TOTAL RETURN(d)	3.95%		5.04%		(2.02)%		4.16%		2.85%		7.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, End of Period (000s)	$383,355		$491,811		$686,659		$689,266		$604,949		$446,319
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver(e)	1.97	%(f)(g)(h)	1.77	%(g)(h)	1.69	%(g)	1.68	%(g)	1.69	%(g)	1.32%
Operating expenses including reimbursement/waiver(e)	0.86	%(f)(g)	0.52	%(g)	0.35	%(g)	0.33	%(g)	0.29	%(g)	0.22%
Net investment income including reimbursement/waiver(e)	1.25	%(f)	0.86%		1.49%		1.79%		1.19%		1.08%
PORTFOLIO TURNOVER RATE	37	%(i)	94%		27%		54%		114%		51%

(a)	Prior to August 31, 2017 the Highland Resolute Fund was known as the Redmont Resolute Fund.

(b)	Prior to August 31, 2016 the Highland Resolute Fund was known as the Redmont Resolute Fund II.

(c)	Calculated using the average shares method.

(d)	Total investment return is calculated assuming a purchase of a common share at the opening of the first day and a sale at closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total returns would have been lower had certain expenses not been waived during the period. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	Dividend and interest expense on securities sold short totaled 0.10%, 0.10%, 0.08%, 0.10%, and 0.08% of average net assets for the six months ended October 31, 2017 and for the years ended April 30, 2017, 2016, 2015, and 2014, respectively.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (See Note 7 for additional detail). The ratio inclusive of that fee would be 2.04% and 1.81% for the six months ended October 31, 2017 and for the year ended April 30, 2017, respectively.
(i)	Not Annualized.

See Notes to Financial Statements.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of October 31, 2017, net assets of the Fund were $491,811,350, of which $24,342,904 or 4.95%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Semi-Annual Report | October 31, 2017	41

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2017:

Highland Resolute Fund

Investments in Securities at Value	Level 1 -Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Closed End Funds	$1,650,485	$-	$-	$1,650,485
Common Stocks(*)	69,475,003	-	-	69,475,003
Limited Partnerships(*)	2,376,598	-	-	2,376,598
Open-End Mutual Funds	151,790,972	-	-	151,790,972
Purchased Put Options	153,918	-	-	153,918
Corporate Bonds(*)	-	66,079,095	-	66,079,095
Short Term Investments
Money Market Funds	41,968,897	-	-	41,968,897
Total	$267,415,873	$66,079,095	$-	$333,494,968

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$-	$174,470,665	$-	$174,470,665
Liabilities:
Common Stocks Sold Short(*)	(19,681,084)	-	-	(19,681,084)
Corporate Bonds - Sold Short	-	(14,107,594)	-	(14,107,594)
Exchange Traded Funds Sold Short	(7,798,582)	-	-	(7,798,582)
Total Return Swap Contracts	-	(13,197,493)	-	(13,197,493)
Total	$(27,479,666)	$147,165,578	$-	$119,685,912

*	For detailed descriptions, see the accompanying Schedule of Investments.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

For liabilities arising from overdrafts in the custody account, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of October 31, 2017, the liabilities related to custody overdrafts used level 2 inputs.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 4/30/2017	Return of Capital	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales Proceeds	Transfer in and/or (out) of Level 3	10/31/2017	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at 10/31/2017
Common Stock	$107,200	$-	$(60,947)	$(130,306)	$-	$84,053	$-	$-	$-
Total	$107,200	$-	$(60,947)	$(130,306)	$-	$84,053	$-	$-	$-

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of the Fund.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the date the Subsidiary was established. Amounts amortized during the period ended October 31, 2017 for the Fund are shown on the Statements of Operations. As of October 31, 2017, $14,865, of offering costs remain to be amortized for the Fund.

Semi-Annual Report | October 31, 2017	43

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and dividends and other income the Fund receives from their investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations. Swap agreements held at October 31, 2017 are disclosed in the Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Semi-Annual Report | October 31, 2017	45

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

Risk Exposure: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statements of Assets and Liabilities as of October 31, 2017 was as follows:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Highland Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$139,941	Unrealized depreciation on total return swap contracts	$15
Interest Rate Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	-	Unrealized depreciation on total return swap contracts	170,493
Equity Contracts (Purchased Options)	Investments, at value	153,918	N/A	N/A
Total		$293,859		$170,508

The effect of derivatives instruments on the Statements of Operations for the year ended October 31, 2017 was as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Highland Resolute Fund
Equity Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$7,341,002	$544,956
Interest Rate Contracts (Total Return Swap Contracts)	Net realized gain on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$430,896	$28,579
Equity Contracts (Purchased Options)	Net realized loss on investments/Net change in unrealized depreciation on investments	(1,555,382)	24,965
Total		$6,216,516	$598,500

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

Volume of Derivative Instruments for the Fund during the year ended October 31, 2017 was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Highland Resolute Fund
Total Return Swap Contracts	Notional Quantity	188,033,752
Purchased Options Contracts	Contracts	649

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of October 31, 2017:

Highland Resolute Fund
Offsetting of Derivatives Assets
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Receivable Amount
Total Return Swap Contracts	$139,941	$-	$139,941	$(139,941)	$-	$-
Total	$139,941	$-	$139,941	$(139,941)	$-	$-

Highland Resolute Fund
Offsetting of Derivatives Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Payable Amount
Total Return Swap Contracts	$170,508	$-	$170,508	$(139,941)	$(30,567)	$-
Total	$170,508	$-	$170,508	$(139,941)	$(30,567)	$-

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Semi-Annual Report | October 31, 2017	47

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Highland Resolute Fund	$212,750,789	$(197,964,259)	$14,786,530	$302,399,325

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of distributions paid by the Fund for the fiscal year ended April 30, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gains
Highland Resolute Fund	$6,470,084	$778,253

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six months ended October 31, 2017 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Highland Resolute Fund	$119,336,512	$156,026,255

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Transactions in common shares were as follows:

Highland Resolute Fund
Class I:	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Common Shares Outstanding - Beginning of Period	44,145,034	63,881,394
Common Shares Sold	976,952	12,752,236
Common Shares Issued as Reinvestment of Dividends	-	666,208
Common Shares Redeemed	(12,010,836)	(33,154,804)
Common Shares Outstanding - End of Period	33,111,150	44,145,034

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. Redemption fees are reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. For the six months ended October 31, 2017 and the year ended April 30, 2017, the Fund retained fees as follows:

Fund	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Highland Resolute Fund	$-	$-

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser is entitled to an investment advisory fee, computed daily and payable monthly of 1.50% of the average daily net assets for the Fund. The management fee is paid on a monthly basis.

The Subsidiary has entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays the Adviser for investment advisory services provided to the Fund. The Adviser has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated or modified without the consent of the Board. This agreement may not be terminated or modified prior to this date except with the approval of the Board. For the six months ended October 31, 2017, this amount equaled $166,256 and is disclosed in the Consolidated Statement of Operations.

The Adviser entered into an Investment Sub-Advisory Agreement with Boston Partners, Pinebridge Investments LLC (“Pinebridge”), Incline Global Management, LLC. (“Incline”) . The Investment Sub-Advisory Agreements are in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. The Adviser determines the allocation of the Fund’s assets among Boston Partners, Pinebridge, and Incline (collectively the “Sub-Advisers”) and other open-end investment companies. The Fund is not required to invest with any minimum number of sub-advisers or open-end investment companies, and does not have minimum or maximum limitations with respect to allocations of assets to the Sub-Advisers, investment strategy or market sector. Highland may change the allocation of the Fund’s assets among the available investment options, and may add or remove sub-advisers, at any time. Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. Highland has ultimate responsibility, subject to the oversight of the Board of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement.

Pursuant to each Investment Sub-Advisory Agreement, the Adviser pays the Sub-Advisers an annual sub-advisory management fee which is based on the Fund’s average quarterly market value of the assets managed by the Sub-Advisers. The Adviser is required to pay all fees due to Sub-Advisers out of the management fee the Adviser receives from the Fund. The following table reflects the Fund’s contractual sub-advisory fee rates.

Sub-Advisers	Average Daily Market Value of the Fund	Contractual Sub-Advisory Fee
	First $50 Million	1.25%
Boston Partners	Over $50 Million	1.00%
Incline Global Management, LLC		1.25%
Chatham Asset Management, LLC		1.00%

The Adviser has agreed, with respect to the Fund’s Class I shares, to waive the portion of its 1.50% management fee in excess of any sub-advisory fees paid by the Adviser to Sub-Adviser in connection with the Fund. This agreement is in effect August 31, 2013 through August 31, 2017. The Adviser may not discontinue this agreement to waive fees prior to August 31, 2017 without the approval of the Fund’s Board of Trustees. The Adviser is not permitted to recoup any amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the expense limitation cap. Fees waived/reimbursed by adviser for the six months ended October 31, 2017 are disclosed in the Consolidated Statement of Operations.

Semi-Annual Report | October 31, 2017	49

Highland Resolute Fund	Notes to Consolidated Financial Statements

October 31, 2017 (Unaudited)

For the six months ended October 31, 2017, the fee waivers and/or reimbursements were as follows:

Fees Waived/ Reimbursed By Adviser
Highland Resolute Fund - Class I	$(2,504,141)

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund, and the Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six years ended October 31, 2017 are disclosed in the Consolidated Statement of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Consolidated Statement of Operations.

Compliance Services

ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance service fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Consolidated Statement of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. Principal financial officer fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Consolidated Statement of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust on behalf of the Fund. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Highland Resolute Fund	Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Form N-Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2017	51

Shareholder Letter	1
Performance Update	7
Disclosure of Fund Expenses	13
Portfolio of Investments
Rondure New World Fund	14
Rondure Overseas Fund	17
Statements of Assets and Liabilities	20
Statements of Operations	21
Statement of Changes in Net Assets
Rondure New World Fund	22
Rondure Overseas Fund	23
Financial Highlights
Rondure New World Fund	24
Rondure Overseas Fund	26
Notes to Financial Statements	28
Disclosure Regarding Approval of Fund Advisory Agreement	34
Additional Information	36

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

Dear Fellow Shareholder,

You may or may not know this, but I am an avid reader. My husband would quip it is my best quality—it enables him to watch baseball in peace while I spend my weekends and evenings with my nose in a book or two. I have developed several reading habits through the years. The first is to read two or three books for every region or country I visit. I like to mix it up with history, fiction, economics, or literature, and I believe it serves several purposes. First, I believe studying history improves our ability to maneuver through stock market cycles—it leads to good pattern recognition and improves our ability to learn from our past mistakes. In addition, I believe books about places help set the cultural, political, and economic stage for our portfolio companies. My second reading habit is setting a topic or two at the start of each year that I would like to master. This year I selected two topics—science and Russia. For anyone who has read War and Peace, you will quickly recognize I bit off far more than I could chew this year. I’m learning. However, the classic piece has provided an interesting backdrop to my Russian travel this year. I don’t know exactly how to factor my reading habit into an alpha or return generation metric, but I know that accumulating knowledge in a competitive space is an advantage. It’s an integral part of investing. It’s like developing a stage for your actors—stocks. It’s hard work, and it’s underappreciated, because it cannot be captured in an attribution. But it matters.

I can’t help but connect my experience in market cycles and my latest science read, Elizabeth Kolbert’s Pulitzer Prize winning “The Sixth Extinction: An Unnatural History,” to the current state of the global markets—a state that the recent issue of The Economist called “The Bull Market in Everything.” This run in the markets is different from Japan’s deflationary tailspin, the DotCom Bubble, Peak Oil, the US Real Estate Bubble, and the ensuing global financial crisis. However, borrowing from the reputed words of Mark Twain, while “history doesn’t repeat itself…it sure does ‘rhyme’.” I see an increasing number of similarities between those market events and the market environment today, including the call of death of active management and death of value. I’m not going to rehash that cycle right now. Instead, I will focus on my experience and our process and how we, as active managers at Rondure Global, can adapt to avoid extinction.

During the tech bubble, I was a novice investment team member on the American Century Ultra strategy and spent a lot of time speaking with our clients. There was no way a risk-mitigated, diversified fund—active investors—could keep up with the concentrated tech rally capping off the 20th century. Some clients were frustrated with the lag versus the index, but fund leadership stuck to its discipline buying good businesses for the long haul. They focused on balance sheets, cash flows, persistent growth, dividends and valuation—all elements noted in my favorite investment book, “The Intelligent Investor,” by Benjamin Graham. Then, in a swift few days, valuations popped. Markets fell apart, and the fund held its ground. American Century’s absolute return strategy may have lagged for a period preceding the bubble, but in the end it saved disciplined investors a lot of money by performing through the cycle. This approach has stuck with me ever since. I think you are permanently colored by the timing of your start in the market, and mine came just as the tech bubble was building.

One element that is different this time, and that helped active investors during the Dot com cycle, was the 1999 asset bubble’s concentration in a few sectors. There were lots of basic, slower growth businesses left in the dust—a fundamental investor’s paradise if they were willing to go against the momentum grain. Today, thanks to extremely generous central banks around the globe, everything is pricey. There are bargains hidden out there, but there aren’t as many pockets of the market left behind as there were in 1999. Arguably only emerging and international markets have lagged in the recovery.

Another possible similarity is that we are just now entering the blow off stage where the overheated components of the market will be propelled by momentum, leaving behind less exciting businesses. This would benefit passive management in the short run, and cause more pain to fundamental, value-focused active managers as pressure continues to build. But in the long run, it could be great for active managers. The logic is simple: The snowballing of passive management has coincided with one of the greatest bull markets in history. The big passive strategies are momentum vehicles where position sizes in the indices they mimic are determined by market capitalization, not fundamentals. In this low volatility, low interest rate environment, momentum is simply trumping fundamentals. But it won’t last forever. And when the tide changes, I think we will see a shift back to fundamentals.

What is fabulous is that the proliferation of ETFs (Exchange Traded Funds) and index funds forced a complacent industry to bring down fees, which enhances returns for investors—adaptation at its very best. The flip side of that coin is that passive portfolios merely imitate the market, so passive investors could and should mimic the decline of potentially overvalued markets if they correct. And a correction is plausible if central banks start to ease off the gas pedal due to everything becoming too expensive. Low returns on cash have pushed momentum and pushed investors to take risks—that’s the blow off stage where everyone fears missing the rally and greed takes over. Eventually, it will go too far.

So how can active managers combat this and how can we serve you better? There are several things Rondure Global can do:

First, if our mandate is to be less risky than the market, and thus mitigate downside risk, then I should not be chasing momentum here—higher relative valuations are inherently more risky. I have a history of reasonable upside capture and typically very good downside capture on my past strategies. It is a hallmark of how we are different than passive strategies, which again tend to be liquidity driven vehicles. The notion of delivering

Semi-Annual Report | October 31, 2017	1

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

alpha against a momentum vehicle, especially as we get later and later in the market cycle, is incongruous with the notion of mitigating downside risk. Simply put, I just don’t think I can get out of the way when/if a correction comes, and my discipline of owning high quality companies means I shouldn’t have to do this.

Second, we can partner with a seasoned team that has seen cycles. This was a critical reason I was so excited to partner with Grandeur Peak. How often do you get to have a working relationship with a 30+ year veteran like Robert Gardiner who has seen multiple cycles? In addition to Robert, I am partnered with his world-class team at Grandeur Peak, many of whom I have worked with during past cycles at our previous firm on both the research and business sides of the equation. This partnership with the seasoned Grandeur team, and the focused, process-driven Rondure team continues to deliver far beyond my initial expectations of what we would and could accomplish this early in our journey as a new firm. We have great institutional tools, proprietary processes, and a discipline in place that hasn’t changed in my nearly 20 years of investing. Our focus is really not participating in huge bull markets, but rather finding investments that can protect and compound your capital for the long-term. I believe I have surrounded myself with incredibly talented and seasoned people who can help me do just that, and I hope this means good things for you—our Rondure clients—through thick and thin.

Third, we can appropriately manage risk. Many argue that active managers should have “high conviction” or highly concentrated portfolios in order to be good at what they do, but my personal opinion is that this is better applied to US focused portfolios. Country risk is too unpredictable in international investing, particularly in Emerging and Frontier Markets, so in my book you need to own enough stocks to diversify that risk while still having strong conviction in your ideas. For me, that number has always been around 100, but I’m not afraid to concentrate at the top when we have strong conviction. I am also very comfortable having sector concentration—focusing on the Rondure process of finding quality, value, and sustainable growth, and looking markedly different from the indices on a sector basis. The smaller the country or the more nascent the economy, the bigger impact country weight has on performance. We also aren’t afraid to go all over the cap spectrum for great companies at good prices or good companies at great prices. I see very little relationship between market capitalization and quality. It’s a total misconception in international investing. In small population countries or nascent economies, micro caps and small caps can be 800-pound gorillas. In big population countries, bigger caps tend to have dominance. We like dominant businesses or very good businesses with a margin of safety.1 It’s placed us in a median capitalization range that looks very similar to where I’ve been in the past. We have a strong quality bias for fundamentally sound companies with great risk/reward profiles. We seek to avoid having our tail composed of high risk, high return companies. We are simply waiting for better price tags to add to high-quality companies that already fit our process. The process and criteria for each portfolio company is exactly the same. And when we feel strongly, we aren’t afraid to increase position size, but with both risk and return in mind.

At the end of the day, we stick to our process. We emphasize bottom up, fundamental investing in high quality companies, agnostic of indices. We don’t ignore sectors. We don’t ignore countries. We simply let our bottom-up perspective color our top down view, so we start with bottom up screening for quality. Our process ends with company visits and calls, extensive travel, and detailed models to ensure our portfolio positions meet our rigorous criteria centered on sustainable growth, not heroic growth.

If you want to compare us to indices, we should generally tilt to higher ROE (Return on Equity), higher ROA (Return on Assets), lower debt levels, slightly higher multiples (for tax reasons—if the returns are better than cash), and lower but more sustainable and growing dividend yields funded by cash. I believe the sell side consistently understates the long-term earnings growth rates or dividend yields for our companies, because they have no idea how to deploy the excess cash on the corporate balance sheets or the free cash flow. Fortunately when we assess governance, we believe our companies know exactly what to do with that cash—deploy it into higher returning ventures or give it back to us in the form of dividends or share buybacks. Hence, our companies positively surprise on a durable basis due to the optionality of cash.

Fund Details

We completed our first full quarter at Rondure Global with two strategies—Rondure Overseas (a developed markets ex-US strategy) and Rondure New World (an emerging and frontier markets strategy) Our portfolios are now fully deployed, and we continue to seek new ideas that are either accretive to our long-term sustainable returns or lower our risk profile. We seek to rarely make thesis errors. We are more likely to sell for relative opportunity or to mitigate tax liabilities. We also realize short-term losses can be valuable to our clients. We harvest those when we think it makes sense for you.

Rondure Overseas

The story year to date has been good stock selection, with only financials and materials underperforming the index. However asset allocation has been difficult for us on a sector basis. Incoming cash creates a drag on performance in bull markets. And that drag has been approximately 2-3% for us since inception. Another factor that has impacted performance is simply that cyclical sectors have been strong. Energy, materials, information technology, consumer discretionary, and industrials have all outperformed the aggregate index, while the more defensive consumer staples and healthcare sectors barely participated. We do not own real estate stocks, energy stocks, utilities stocks, or telecommunications stocks. We are active. Our bottom up funnel is not leading to companies in these sectors—we either see too much debt or a lack of value. We have traditionally used consumer staples to mitigate downside risk. We love the cash flow characteristics of the businesses, and the persistency of their

2	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

growth. Their balance sheets also provide a margin of safety, and we believe if high ROE can’t be redeployed to organic growth, the companies are keen to pay us through mergers & acquisitions, growing dividends, or share buybacks. You win from a variety of angles. The cyclical component of the portfolio at present, where we capture upside and where we see quality and value from the bottom up, is in the consumer discretionary space and in high quality industrials--later stage cyclicals.

On a country basis, I believe we set ourselves apart with a big Japan weight. I’ve been a Japan analyst for over a decade, and I have lived there off and on since my college years. I am currently a member of the Grandeur Peak Japan team, where we leverage the knowledge of several people who have lived in the country and speak the language. When I screen bottom up, Japan has very attractive balance sheets, the most stocks hitting our radar where high quality meets cheap valuations (below 12x ev/ebit2), and perhaps the best governance and ROE/ROA improvement stories. The kicker has been upside surprises to growth. We believe a heavy period of rain is having a temporary detrimental impact on some of our stocks. We will look for opportunities to capitalize on this. We own virtually all the drug stores in Japan. There, drug stores function like convenience stores, and you don’t have to hop in a car to visit them like you do in most US cities. Rain keeps people away, but people will return when the rain stops.

We’ve been adding to Australia. It has been accretive to our portfolios with regard to ROE, ROA, valuation and growth. It’s been a laggard market, even though it is up a lot. The one drawback is Australian balance sheets aren’t the best. I believe a steady, stable climb in the economy compounded with very low interest rates has led to a level of comfort with debt that I don’t see as healthy—and it’s not just Australia. We have seen this in Europe as well, where debt is cheap. We do not see as much of this in Japan—a country that prides itself on sustainable, long-term results and margins of safety. If the interest rates go up and the cost of capital rises, our higher quality balance sheet companies should really shine. The portfolio holdings in Australia are mainly names I have held at some point in my history. One notable holding is DuluxGroup, a decorative paints company which has a global industry pedigree of compounding returns. Another is REA Group, what we believe to be a world-class leader in online advertising for real estate. Both of these companies are deceptively sticky businesses through economic cycles with a tendency toward consolidation as well.

When I look at the health of the Rondure Overseas portfolio, I’m very happy with our holdings. We have delivered both good absolute and relative returns with better balance sheets, better ROE and ROA than the index, and hence what we believe will be more durable and persistent earnings per share and dividend growth. We buy companies we believe will redeploy capital well—do the heavy lifting for us—and we believe the sell side almost always understates the optionality of cash on the balance sheet. Index companies can rarely self-fund forecasted growth. The index with lower quality companies needs booming global economies or generous capital markets to deliver on expectations. For now, the acceleration in global growth and the generosity of investors is providing the help they need. However, that help can be pulled quickly. We love companies that don’t need our money—companies with sustainable growth (self-funding growth). That’s why I’m generally not a fan of IPOs (Initial Public Offerings) or secondary offerings. In fact I can’t remember the last time I have participated in or taken a call, though they can be a fantastic opportunity to learn about the companies, as you get access to the best management teams. We strive to be active and index agnostic in our stock selection, but we believe these higher quality companies have the potential to outperform a lower quality index through cycles.

Rondure New World

Emerging markets indices pose a more challenging hurdle for us on a relative basis. If I stare at the MSCI Emerging Markets Index versus the developed markets, it has higher ROE and ROA than the MSCI EAFE Index. It also has lower debt levels (the MSCI EAFE has a lot of debt and you have to question if this is the cost of capital being too cheap, not dear enough, in the developed world) and lower multiples. Hence, it is able to self-fund higher growth and dividends at a cheaper valuation than the developed world index. If you look at the MSCI Emerging Markets Index on a PEGY (P/E to Growth + Dividend Yield) basis in aggregate, it’s actually pretty reasonable. I also believe there are a lot of countries and companies in the Emerging Markets and Frontier universe that are suffering from depressed earnings. The commodity crash hit the companies and the countries hard (currencies too), and if a global synchronized recovery continues then the MSCI Emerging Markets Index will look even cheaper as earnings rebound.

The problem, or arguably the opportunity, might be that the aggregate index doesn’t do a great job of reflecting valuations at the company level. There are a lot of low-quality, deep value companies in the index that are truly cheap. We won’t participate there, as the balance sheet, governance, or accounting quality of these companies simply doesn’t fit our process. For example, we have been fighting against some really strong value bounces in real estate and commodity stocks, driven by stimulus in China. We won’t capture this in our portfolio because the balance sheets of these companies are low-quality, and many of the high-quality companies in the space are expensive. There are also some expensive consumer staples stocks—some of my favorites in Southeast Asia look expensive. However, we are careful when assessing consumer staples stocks in emerging and frontier markets because they don’t always perform like consumer staples in the developed world. Their purchasing power gets hit when currencies drop, which lifts consumer prices due to imported inputs. In addition, many purchases we see as everyday, affordable items in the USA (e.g. candy bars or soda) become unobtainable in these countries when developing economies drop. Consumer staples can become discretionary. The consumer may stop buying or trade down to lower cost items. Hence, some of the expense of these companies is probably optics—depressed earnings. If the global economy continues to bounce upward, I think the effects will eventually spill over into emerging markets

Semi-Annual Report | October 31, 2017	3

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

earnings, particularly in the hard hit commodity countries. Growth is being revised up for this very reason, and we saw solid “signs of life” in same store sales in a number of our emerging markets in the last month. The consumer might be perking up.

While very few companies in the world are cheap by historical standards right now, I see some very good pockets of value in China and South America. In fact, I like China so much better today than I did when it was deemed the highest growth country in the world in the mid-2000s. In the mid-2000s there was a boom in global Chinese IPOs and secondary offerings, so although you had strong top line growth, the arguably more important profitability and cash flow, were being diluted by more competition and cheap capital. This led to a land grab mentality—increased fragmentation, and lots of capital expenditures that couldn’t be deployed for higher returns due to excess capacity. The focus wasn’t on profit. Now, industries are consolidating. The weak are failing. Balance sheets and governance are improving. The general focus is on profitability and dividends, and I can find market leaders at very good valuations—usually in the small to mid-cap segment of the market. It is simply a better stock pickers market for the long-term investor.

South America has similar dynamics. The emerging markets boom led to bad capital allocation policies—capital wasn’t dear. If I stare at developed world balance sheets, you might argue the shoe is on the other foot now. The emerging world is repairing or has repaired its balance sheets on a relative basis. It has survived a pretty rough period, and while some people point to a less exciting growth story than during the BRIC’s3 heyday, the most robust period of stock market performance for the US has come during a period of slow growth—much of it driven by rising dividends and share buybacks. Emerging markets, frontier markets, and Japan all look well positioned to improve capital allocation, cut costs, and deliver dividends. If you believe this will drive a re-rating, this asset class has more flexibility for improvement the more stock markets boom and global growth improves. It may not be the sleek top line story it was 10 years ago, but it could be a much better profit driven cycle—profitable prosperity!

It has been a similar story for us in New World as in Overseas. We have a higher quality portfolio. We invest across the capitalization spectrum. We are broadly diversified on a country basis, and more narrowly focused on a sector basis—tilted to quality and domestic demand. Asset allocation has hurt the portfolio to date, while our stock picking against the respective segments of the indices has been reasonably good, as we have outperformed. The less cyclical components of the market have lagged, and we are overweight these spaces. Cash inflows also hurt the portfolio, as inflows into a strategy will typically drag against an index that is fully invested when markets are rising. In addition, smaller caps—where we love to hunt—have not participated as much in this emerging markets rally. I believe ETF/Index flows are fueling the bigger cap companies, and I believe if the rally continues it will eventually push out to small caps, small countries, and frontier markets. This would benefit us. Smaller countries and smaller caps tend to tilt more to domestic demand—local economies—and we believe the global recovery is just now starting to spill over into better results into a broader set of countries, particularly the hard hit commodity countries. If the global synchronized growth doesn’t continue, there should be less capital flowing out of these markets. We are active. We are differentiated. We are fully deployed now, but we own companies that have long-term sustainable competitive advantages and which have the potential to compound returns over time. We don’t chase short-term capital gains and momentum.

As with Overseas, we believe analysts consistently underestimate the power of cash on the balance sheets in emerging markets. We select companies that we think will reward us with that cash when they can’t reward us with growth. We believe we will participate nicely if the rally continues. However, our portfolio is constructed with a nice barbell of defensive growth companies in the consumer staples sector, where I see a lot of value, and more industrial and consumer cyclical participants, where I also see quality and value. We own one financial stock. Financials was our best performing relative sector in the quarter due to our position in Sberbank of Russia. It has one of the highest ROE profiles in the banking sector including Europe, and that ROE has been durable. It is a cost leader due to its scale. The weak banks are failing in Russia, so it is gathering steam. The stock is cheap, and the economy is recovering. They are also quite innovative—embracing technology. The icing on the cake is that Russia has an election coming and this will likely lead to continued stimulus. Politicians love a robust economy in an election year, and Russia has a lot of room to maneuver. Discount rates should fall. It is the perfect “process” stock.

Conclusion

A potential client asked me earlier this year if there is ever such a thing as too much travel for deep due diligence. I stuttered in answering—this client by the way is one of the best deep due diligence travelers I know. It’s a hard question to answer because, just like my reading habit, it’s a tough thing to measure in traditional attribution terms. However, I believe it is integral to setting the stage for our portfolios and selecting the best performers. In the words of Howard Marks, it leads to second level outside the box thinking and creativity as well, which is a critical differentiator. The Rondure and Grandeur teams have traveled a lot this year, and I was still pondering this question during a trip to Russia in the Spring.

A good friend of mine from the Soviet Union had been pushing me to visit the countryside to get a better understanding of the country. I’ve only visited Moscow in the past, and I tend to look at Russia from a stilted cold war perspective—an admittedly naïve view. When I visited Russia this year, I landed in the country on a stereotypical cold, snowy day. Our taxi driver chatted politics in stilted English. I asked what he thought of Putin. He said yap, yap, yap, yap, yap. He asked what I thought of US politics. I said the same thing. Square, cement Soviet era block buildings jutted out from the snowy landscape. A young woman in high fashion pulled a toddler in clear defiance. He was bundled up in Christmas Story fashion. An

4	1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

old man with cloudy blue eyes and a limp, drug a cane through the snow. I couldn't help but think of all the cycles he had seen and wished we could have stopped to gather his insight. Language would have been a barrier. The spirit was communal and happy—the landscape was straight out of Dr. Zhivago. The whimsical Kremlin completed the stage. I read Colin Thubron's wonderful books on Russia, "Among the Russians and In Siberia," as we met multiple companies and toured the city's stores. Then I hit the train and saw the countryside. I will save that for another time.

Russia has one of the world’s highest literacy rates. It mints great authors, scientists, and business people. Its citizens are incredibly friendly. Its corporate governance is improving, and you can see it bottom up in the form of improved board structures, balance sheets, a focus on core assets, and weak companies failing. Plus, the market was and is cheap. While people say investors are overweight Russia, this is only part of the story. Russia has fallen to a tiny component of the index. In my mind, it’s silly to think relative here, as the index again reflects the fact that this fell out of favor. Russia lost momentum and became a value country. Now, the quality is improving, and the growth is as well. We are thinking about the stocks and country in terms of the total potential risk and return for the portfolio, and from that perspective, it seems like a reasonable investment here.

I had one of the most pleasant evenings at the Bolshoi Ballet with a group of Russian and international investors. During the performance of Faust, the beautiful ballerinas slowly spun out of an egg-shaped prop in a haze of colorful smoke—an allegory for nesting dolls and arguably an allegory for how much travel matters to investing. I feel like after all of these years of travel and reading, I am only one layer deep in my understanding of Russia. It may take years or perhaps a new generation of team members to get to the final nesting doll here. The world is complex, but travel is instrumental in solving its many puzzles.

While I see similarities emerging between the tech bubble and today, the markets aren’t as frothy yet, in aggregate. The negative is that there are also fewer pockets of the market that have been left behind--the rally has benefitted almost everything. The tech bubble was just that—a tech bubble. Arguably, maybe international and emerging markets in general are laggards, which would be a case for asset diversification and increasing exposure. Time will tell. I truly believe this or I wouldn’t have started the firm with these two asset classes, where I have placed significant personal wealth. Regardless, we believe our bottom up process will guide us to good long-term investments, agnostic of this macro landscape. We focus on fundamental investing—compounders with competitive advantages—and our reading, travel, and experiences help set the stage for our stocks. As active managers, our discipline, hard work, and process focus sets us apart in the long run as we move further and further into the recovery. I don’t see extinction, but I do see an active industry that needed to adapt. We owe our clients the utmost transparency, side-by-side investment (skin in the game), cost discipline, and a focus on mitigating risk to produce a solid upside capture. We owe you discipline and hard work and differentiation. I believe this is what you will get when you invest with us.

Thank you for investing side-by-side with me.

Sincerely,

Laura

[1]	A margin of safety exists when we believe there is a significant discount to intrinsic value at the time of purchase.

[2]	EV/EBIT is Economic Value to Earnings before Interest and Taxes. It is a financial ratio used to measure a company’s return on investment.

[3]	BRICs is an acronym for Brazil, Russia, India, and China.

The objective of all Rondure Funds is long-term growth of capital.

RISKS: Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging and frontier markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets. Diversification does not eliminate the risk of experiencing investment loses.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Rondure Funds prospectus, containing this and other information, visit www.rondureglobal.com or call 1-855-775-3337. Please read it carefully before investing.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. The Funds do not accept any liability for losses either direct or consequential caused by the use of this information.

Past performance does not guarantee future results.

Semi-Annual Report | October 31, 2017	5

Rondure Funds	Shareholder Letter

October 31, 2017 (Unaudited)

A list of Fund holdings as of October 31, 2017 can be found within each Fund’s Portfolio of Investments.

The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. The MSCI EM (Emerging Markets) Index is designed to represent the performance of large and mid-cap securities across 24 Emerging Markets (EM) countries. The MSCI EM Small Cap Index is designed to represent the performance of small-cap securities across 24 Emerging Markets (EM) countries. You cannot invest directly in these or any index.

Alpha is considered the active return on an investment. It gauges the performance of an investment against a market index used as a benchmark, since they are often considered to represent the market’s movement as a whole. The excess returns of a fund relative to the return of a benchmark index is the fund’s alpha.

Upside Capture is the ratio of the fund’s return relative to the benchmark’s index during periods when the market (index) is going up. An upside capture of greater than 1 implies that the fund does better than the benchmark index during up markets.

Downside Capture is the ratio of the fund’s return relative to the benchmark’s index during periods when the market (index) is going down. A downside capture of less than 1 implies that the fund does better than the benchmark index during down markets.

Passive Investing is an investment strategy where the investor buys a basket of securities without regard to the individual securities in the basket (e.g. buying an index fund).

Active Investing is an investment strategy involving ongoing buying and selling of individual securities based on perceived opportunities in individual securities.

ROE is Returns of Equity. This is the amount of net income returned as a percentage of shareholders equity.

ROA is Return on Assets. This is the amount of net income returned as a percentage of assets.

Dividend Yield is the company’s annual cash dividend divided by the current stock price.

P/E is the stock’s current Price divided by its Earnings (usually the earnings over the last twelve months).

ALPS Distributors, Inc. is the Distributor for the Rondure Funds.

6	1.855.775.3337 | www.rondureglobal.com

Rondure New World Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

			Expense Ratio(b)
	6 Months	Since Inception(a)	Gross	Net(c)
Rondure New World Fund - Institutional - NAV	7.90%	7.90%	2.38%	1.10%
MSCI EM (Emerging Markets) TR USD Index(d)	16.19%	16.19%
Rondure New World Fund - Investor – NAV	7.70%(e)	7.70%(e)	2.63%	1.35%
MSCI EM (Emerging Markets) TR USD Index(d)	16.19%	16.19%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Rondure Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. However, such recapture payments may not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified by the Adviser prior to August 31, 2018, except with the approval of the Fund’s Board of Trustees.
(d)	The MSCI Emerging Markets Total Return USD Index is an unmanaged total return index, reported in U.S. Dollars, based on share prices and reinvested dividends of approximately 800 companies from 24 emerging market countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.
(e)	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Semi-Annual Report | October 31, 2017	7

Rondure New World Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

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Rondure New World Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	60.8%
North America	11.8%
Latin America	9.9%
Africa/Middle East	6.9%
Europe	6.7%
Cash, Cash Equivalents, & Other Net Assets	3.9%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	59.3%
Technology	15.0%
Industrials	13.3%
Health Care	4.2%
Financials	2.3%
Energy & Materials	2.0%
Cash, Cash Equivalents, & Other Net Assets	3.9%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Samsung Electronics Co., Ltd.	3.8%
Alibaba Group Holding, Ltd.	3.6%
Yum China Holdings, Inc.	3.4%
Carnival Corp.	3.3%
Bharat Electronics, Ltd.	3.2%
Royal Caribbean Cruises, Ltd.	2.7%
Hypermarcas SA	2.7%
President Chain Store Corp.	2.6%
Vietnam Dairy Products JSC	2.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	2.6%
Total	30.5%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	9

Rondure Overseas Fund	Performance Update

October 31, 2017 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2017

			Expense Ratio(b)
	6 Months	Since Inception(a)	Gross	Net(c)
Rondure Overseas Fund - Institutional - NAV	11.60%(d)	11.60%(d)	2.25%	0.85%
MSCI EAFE TR USD Index(e)	10.68%	10.68%
Rondure Overseas Fund - Investor - NAV	11.50%	11.50%	2.50%	1.10%
MSCI EAFE TR USD Index(e)	10.68%	10.68%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017.
(b)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(c)	Rondure Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.10% and 0.85% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. However, such recapture payments may not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver or reimbursement. The Expense Agreement may not be terminated or modified by the Adviser prior to August 31, 2018, except with the approval of the Fund’s Board of Trustees.
(d)	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
(e)	The MSCI EAFE Total Return USD Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 developed market countries excluding the US and Canada. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

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Rondure Overseas Fund	Performance Update

October 31, 2017 (Unaudited)

Growth of $10,000 for the period ended October 31, 2017

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Institutional Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Semi-Annual Report | October 31, 2017	11

Rondure Overseas Fund	Performance Update

October 31, 2017 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	35.1%
Japan	28.2%
North America	5.6%
Australia/New Zealand	8.4%
Asia ex Japan	6.5%
Africa/Middle East	0.4%
Cash, Cash Equivalents, & Other Net Assets	15.8%
Total	100.0%

Industry Sector Allocation (as a % of Net Assets)*
Consumer	50.2%
Industrials	15.6%
Technology	8.1%
Energy & Materials	4.9%
Financials	3.3%
Health Care	2.1%
Cash, Cash Equivalents, & Other Net Assets	15.8%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
WH Smith PLC	2.7%
J D Wetherspoon PLC	2.6%
Yaskawa Electric Corp.	2.4%
Create SD Holdings Co., Ltd.	2.3%
Amadeus IT Group SA	2.1%
DuluxGroup, Ltd.	2.1%
Ezaki Glico Co., Ltd.	2.1%
Carnival Corp.	2.1%
Seria Co., Ltd.	2.0%
Cosmos Pharmaceutical Corp.	1.9%
Total	22.3%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

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Rondure Funds	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2017 through of October 31, 2017.

Actual Expenses The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expense Ratio(a)	Expenses Paid During period May 1, 2017 (Inception) - October 31, 2017(b)
Rondure New World Fund
Institutional Class
Actual	$1,000.00	$1,079.00	1.10%	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	1.10%	$5.57
Investor Class
Actual	$1,000.00	$1,078.00	1.35%	$7.03
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	1.35%	$6.83
Rondure Overseas Fund
Institutional Class
Actual	$1,000.00	$1,117.00	0.85%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
Investor Class
Actual	$1,000.00	$1,115.00	1.10%	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	1.10%	$5.57

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 183/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2017	13

Rondure New World Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.09%)
Argentina (0.42%)
MercadoLibre, Inc.	1,500	$360,465

Bangladesh (0.55%)
GrameenPhone, Ltd.	21,919	115,811
Square Pharmaceuticals, Ltd.	100,333	359,701
		475,512

Brazil (6.00%)
Ambev SA	38,700	247,014
Hypermarcas SA	216,900	2,274,887
M Dias Branco SA	114,700	1,696,324
Raia Drogasil SA	33,300	801,326
TOTVS SA	12,700	126,173
		5,145,724

China (21.27%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	16,650	3,078,418
Anta Sports Products, Ltd.	291,000	1,301,805
Baidu, Inc., Sponsored ADR(a)	4,675	1,140,420
China Machinery Engineering Corp.,
Class H	1,141,000	699,103
China Resources Beer Holdings Co., Ltd.	560,000	1,615,095
Ctrip.com International, Ltd., ADR(a)	1,300	62,257
Haier Electronics Group Co., Ltd.	637,000	1,677,949
Haitian International Holdings, Ltd.	272,000	814,110
Hengan International Group Co., Ltd.	149,000	1,468,724
JD.com, Inc., ADR(a)	27,650	1,037,428
Sinotrans, Ltd., Class H	803,000	385,988
TravelSky Technology, Ltd.,
Class H	326,000	844,105
Tsingtao Brewery Co., Ltd.,
Class H	172,000	719,845
Want Want China Holdings, Ltd.	590,000	482,503
	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.(a)	72,400	$2,921,340
		18,249,090

Colombia (0.07%)
Grupo Nutresa SA	6,962	61,838

Germany (0.54%)
KUKA AG	2,100	459,883

Greece (1.72%)
JUMBO SA	91,856	1,476,579

Hong Kong (1.96%)
Vitasoy International Holdings, Ltd.	729,000	1,685,744

India (7.72%)
Asian Paints, Ltd.	4,244	77,373
Bharat Electronics, Ltd.	969,100	2,761,964
Britannia Industries, Ltd.	7,311	523,680
Castrol India, Ltd.	60,500	373,529
Colgate-Palmolive India, Ltd.	4,704	77,320
Dabur India, Ltd.	83,000	426,525
Eicher Motors, Ltd.	1,400	696,710
Godrej Consumer Products, Ltd.	5,302	76,447
Hindustan Unilever, Ltd.	4,635	88,551
Marico, Ltd.	14,900	72,520
Maruti Suzuki India, Ltd.	6,070	769,512
Nestle India, Ltd.	718	80,245
Pidilite Industries, Ltd.	6,385	77,068
Tata Global Beverages, Ltd.	120,500	422,216
Vakrangee, Ltd.	11,480	99,662
		6,623,322

Indonesia (1.69%)
Indofood CBP Sukses Makmur Tbk PT	2,049,500	1,329,814
Kalbe Farma Tbk PT	1,014,000	119,624
		1,449,438

Kenya (1.78%)
East African Breweries, Ltd.	318,200	748,345

See Notes to Financial Statements.

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Rondure New World Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Kenya (continued)
Safaricom, Ltd.	3,166,100	$778,174
		1,526,519

Malaysia (0.49%)
Heineken Malaysia Bhd	94,000	421,429

Mexico (3.11%)
Alsea SAB de CV	16,300	49,329
Arca Continental Sab De CV	16,200	103,098
Becle SAB de CV(a)	398,300	636,141
Corp Moctezuma SAB de CV	90,700	360,496
Gruma SAB de CV, Class B	47,600	624,752
Grupo Bimbo SAB de CV, Series A	102,500	237,327
Wal-Mart de Mexico SAB de CV	293,500	657,062
		2,668,205

Pakistan (0.60%)
Nestle Pakistan, Ltd.	4,578	517,190

Peru (2.47%)
Alicorp SAA	550,225	1,718,131
InRetail Peru Corp.(b)(c)	20,196	400,890
		2,119,021

Philippines (3.59%)
International Container Termin	448,000	918,997
Jollibee Foods Corp.	26,000	125,404
Philippine Seven Corp.	352,000	1,201,402
Puregold Price Club, Inc.	756,000	746,848
Universal Robina Corp.	33,000	91,409
		3,084,060

Poland (0.27%)
AmRest Holdings SE(a)	2,400	232,816

Russia (4.19%)
Alrosa PJSC	495,500	637,168
LUKOIL PJSC, Sponsored ADR	3,100	164,610
Mail.Ru Group, Ltd., GDR(a)(c)	12,500	406,250
Sberbank of Russia PJSC, Sponsored ADR	138,100	1,981,735
	Shares	Value (Note 2)
Russia (continued)
Yandex NV, Class A(a)	11,925	$403,423
		3,593,186

South Africa (3.19%)
Clicks Group, Ltd.	115,400	1,293,100
Distell Group, Ltd.	40,100	368,420
Shoprite Holdings, Ltd.	55,300	791,478
Tiger Brands, Ltd.	10,400	283,929
		2,736,927

South Korea (8.01%)
Amorepacific Corp.	800	224,215
BGF retail Co., Ltd.	21,879	1,544,722
LG Household & Health Care, Ltd.	650	682,867
Medy-Tox, Inc.	2,146	811,203
NAVER Corp.	437	348,711
Samsung Electronics Co., Ltd.	1,325	3,257,062
		6,868,780

Sri Lanka (0.44%)
Lion Brewery Ceylon PLC(a)	106,656	380,803

Taiwan (6.16%)
Eclat Textile Co., Ltd.	49,980	597,417
Giant Manufacturing Co., Ltd.	44,000	226,131
Merida Industry Co., Ltd.	48,000	223,611
President Chain Store Corp.	245,000	2,201,462
Standard Foods Corp.	49,920	123,643
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	1,909,548
		5,281,812

Thailand (0.47%)
CP ALL PCL	129,000	271,824
Thai Beverage PCL	179,000	128,692
		400,516

Turkey (5.29%)
Aselsan Elektronik Sanayi Ve Ticaret AS	244,800	2,190,168
BIM Birlesik Magazalar AS	94,000	1,916,648

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	15

Rondure New World Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Turkey (continued)
Ulker Biskuvi Sanayi AS	81,200	$433,232
		4,540,048

United Arab Emirates (1.90%)
Aramex PJSC	711,000	991,197
DP World, Ltd.	26,720	634,600
		1,625,797

United States (8.73%)
Carnival Corp.	43,250	2,871,367
Kansas City Southern	8,325	867,632
PriceSmart, Inc.	2,125	178,075
Royal Caribbean Cruises, Ltd.	18,825	2,329,970
Starbucks Corp.	22,700	1,244,868
		7,491,912

Uruguay (0.90%)
Arcos Dorados Holdings, Inc., Class A(a)	77,600	776,000

Vietnam (2.56%)
Vietnam Dairy Products JSC	330,760	2,198,999

TOTAL COMMON STOCKS
(Cost $77,601,337)		82,451,615

TOTAL INVESTMENTS (96.09%)
(Cost $77,601,337)		$82,451,615

Other Assets In Excess Of Liabilities (3.91%)		3,356,719

NET ASSETS (100.00%)		$85,808,334

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $400,890 representing 0.47% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $807,140, representing 0.94% of net assets.

See Notes to Financial Statements.

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Rondure Overseas Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (83.71%)
Australia (5.44%)
carsales.com, Ltd.	5,700	$59,810
Coca-Cola Amatil, Ltd.	18,900	117,890
Domino’s Pizza Enterprises, Ltd.	3,059	109,077
DuluxGroup, Ltd.	53,608	302,383
REA Group, Ltd.	2,376	131,439
SEEK, Ltd.	4,300	60,456
		781,055

Belgium (1.89%)
Anheuser-Busch InBev SA	865	105,848
Lotus Bakeries	22	55,866
Ontex Group NV	3,100	109,035
		270,749

Britain (11.32%)
Abcam PLC	1,200	15,858
B&M European Value Retail SA	22,000	116,088
BAE Systems PLC	17,900	141,098
Compass Group PLC	4,696	103,098
Dechra Pharmaceuticals PLC	2,100	57,344
Domino’s Pizza Group PLC	40,900	182,357
easyJet PLC	5,700	101,369
J D Wetherspoon PLC	22,588	373,503
Rightmove PLC	700	38,620
Unilever NV	1,950	113,357
WH Smith PLC	14,047	381,899
		1,624,591

Canada (0.54%)
Dollarama, Inc.	700	77,922

Denmark (1.82%)
Novo Nordisk A/S, Class B	1,301	64,721
Novozymes A/S, Class B	1,025	56,607
Royal Unibrew A/S	2,440	140,482
		261,810

Finland (1.30%)
Olvi OYJ, Class A	5,735	187,386

France (0.74%)
Laurent-Perrier	550	51,580
	Shares	Value (Note 2)
France (continued)
Sodexo SA	430	$54,722
		106,302

Germany (5.96%)
CTS Eventim AG & Co. KGaA	1,645	67,948
Deutsche Lufthansa AG	4,377	139,700
Deutsche Post AG	5,280	241,834
Fresenius Medical Care AG & Co. KGaA	544	52,608
Krones AG	1,565	197,886
KUKA AG	299	65,479
Rational AG	30	19,674
XING SE	235	69,831
		854,960

Hong Kong (0.97%)
Vitasoy International Holdings, Ltd.	60,000	138,744

Ireland (0.41%)
Glanbia PLC	3,075	59,173

Israel (0.42%)
Elbit Systems, Ltd.	404	59,890

Italy (2.49%)
Brembo SpA	3,903	64,468
Davide Campari-Milano SpA	4,498	36,048
De’ Longhi SpA	447	14,657
DiaSorin SpA	383	34,843
Moncler SpA	7,304	207,427
		357,443

Japan (28.24%)
Aeon Delight Co., Ltd.	7,000	260,411
Calbee, Inc.	6,000	201,310
Cosmos Pharmaceutical Corp.	1,300	269,707
Create SD Holdings Co., Ltd.	13,000	325,157
Ezaki Glico Co., Ltd.	5,400	298,720
Kirin Holdings Co., Ltd.	5,100	121,305
Kusuri no Aoki Holdings Co., Ltd.	2,500	138,516
Kyushu Railway Co.	6,400	204,037
Lintec Corp.	9,700	267,869

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	17

Rondure Overseas Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
Matsumotokiyoshi Holdings Co., Ltd.	3,300	$236,243
MEIJI Holdings Co., Ltd.	400	32,576
MonotaRO Co., Ltd.	4,400	120,346
Morinaga & Co., Ltd.	1,800	102,423
Pigeon Corp.	1,800	63,401
Ryohin Keikaku Co., Ltd.	500	146,871
Seria Co., Ltd.	5,100	289,750
Seven & i Holdings Co., Ltd.	4,400	176,921
Sundrug Co., Ltd.	2,500	108,504
Suzuki Motor Corp.	3,600	195,506
TOTO, Ltd.	800	38,908
Tsuruha Holdings, Inc.	900	111,051
Yaskawa Electric Corp.	9,700	344,646
		4,054,178

Netherlands (1.96%)
Euronext NV(a)(b)	4,250	252,531
Hunter Douglas NV	350	28,339
		280,870

New Zealand (3.74%)
Air New Zealand, Ltd.	107,302	242,308
Mainfreight, Ltd.	11,070	185,290
Trade Me Group, Ltd.	35,498	109,554
		537,152

South Korea (1.51%)
Samsung Electronics Co., Ltd.	88	216,318

Spain (2.34%)
Amadeus IT Group SA	4,540	308,051
Industria de Diseno Textil SA	747	27,927
		335,978

Sweden (1.10%)
Axfood AB	4,544	82,178
Indutrade AB	1,260	34,948
Loomis AB, Class B	1,032	41,407
		158,533

Switzerland (3.19%)
ABB, Ltd.	3,000	78,424
Nestle SA	1,800	151,376
	Shares	Value (Note 2)
Switzerland (continued)
UBS Group AG	13,400	$228,068
		457,868

Taiwan (3.27%)
Eclat Textile Co., Ltd.	13,260	158,498
President Chain Store Corp.	28,000	251,596
Standard Foods Corp.	23,920	59,246
		469,340

United States (5.06%)
Carnival Corp.	4,450	295,435
Johnson & Johnson	500	69,705
Royal Caribbean Cruises, Ltd.	1,700	210,409
Starbucks Corp.	2,475	135,729
The Walt Disney Co.	150	14,672
		725,950

TOTAL COMMON STOCKS
(Cost $11,203,965)		12,016,212

PREFERRED STOCKS (0.53%)
Germany (0.53%)
FUCHS PETROLUB SE	1,351	75,845

TOTAL PREFERRED STOCKS
(Cost $73,716)		75,845

TOTAL INVESTMENTS (84.24%)
(Cost $11,277,681)		$12,092,057

Other Assets In Excess Of Liabilities (15.76%)		2,262,056

NET ASSETS (100.00%)		$14,354,113

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $252,531 representing 1.76% of net assets.

See Notes to Financial Statements.

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Rondure Overseas Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of October 31, 2017, the aggregate market value of those securities was $252,531, representing 1.76% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	19

Rondure Funds	Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Rondure New World Fund	Rondure Overseas Fund
ASSETS
Investments, at value (Cost - see below)	$82,451,615	$12,092,057
Foreign cash, at value (Cost $19,352 and $–, respectively)	19,357	–
Cash	4,017,539	2,143,371
Dividends and interest receivable	8,843	18,866
Receivable for fund shares subscribed	402,863	313,743
Receivable due from advisor	–	15,652
Prepaid and other assets	47,122	37,724
Total assets	86,947,339	14,621,413

LIABILITIES
Payable for investments purchased	824,778	192,830
Foreign capital gains tax	161,976	–
Payable for fund shares redeemed	2,150	–
Advisory fees payable	13,542	–
Administration fees payable	26,758	16,501
Custodian fees payable	56,287	33,915
Payable for trustee fees and expenses	511	141
Payable for chief compliance officer fee	854	2,156
Payable for principal financial officer fees	160	719
Distribution and service fees payable	3,233	299
Payable for transfer agency fees	40,079	10,763
Accrued expenses and other liabilities	8,677	9,976
Total liabilities	1,139,005	267,300
NET ASSETS	$85,808,334	$14,354,113

NET ASSETS CONSISTS OF
Paid-in capital (Note 5)	$80,924,052	$13,390,264
Accumulated net investment income	229,862	31,889
Accumulated net realized gain/(loss)	(33,804)	117,981
Net unrealized appreciation	4,688,224	813,979
NET ASSETS	$85,808,334	$14,354,113

INVESTMENTS, AT COST	$77,601,337	$11,277,681

PRICING OF SHARES
Institutional Class
Net Assets	$69,334,042	$12,009,774
Net Asset Value, offering and redemption price per share	$10.79	$11.17
Shares of beneficial interest outstanding	6,426,054	1,075,648
Investor Class
Net Assets	$16,474,292	$2,344,339
Net Asset Value, offering and redemption price per share	$10.78	$11.15
Shares of beneficial interest outstanding	1,528,853	210,182

See Notes to Financial Statements.

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Rondure Funds	Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Rondure New World Fund(a)	Rondure Overseas Fund(a)
INVESTMENT INCOME
Dividends	$646,194	$78,018
Foreign taxes withheld	(63,844)	(7,375)
Other Income	8,421	2,162
Total investment income	590,771	72,805

EXPENSES
Investment advisor fees (Note 6)	266,067	32,497
Administrative fees	112,366	30,572
Distribution and service fees - Investor Class	14,497	1,224
Transfer agent fees	57,939	26,874
Professional fees	9,249	9,021
Printing fees	2,254	377
Registration fees	3,791	2,570
Custodian fees	70,635	40,912
Trustee fees and expenses	511	141
Chief compliance officer fees	11,606	3,823
Principal financial officer fees	3,744	1,275
Offering costs	36,047	31,495
Other expenses	5,393	3,956
Total expenses	594,099	184,737
Less fees waived/reimbursed by investment advisor (Note 6)	(233,190)	(143,821)
Total net expenses	360,909	40,916
NET INVESTMENT INCOME	229,862	31,889

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	11,470	117,473
Net realized gain/(loss) on foreign currency transactions	(45,274)	508
Net realized gain/(loss)	(33,804)	117,981
Net change in unrealized appreciation on investments (net of change in foreign capital gains tax of $161,976 and $0, respectively)	4,688,302	814,376
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(78)	(397)
Net change in unrealized appreciation	4,688,224	813,979
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	4,654,420	931,960
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,884,282	$963,849

(a)	Represents the period May 1, 2017 (Inception) to October 31, 2017.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	21

Rondure New World Fund	Statement of Changes in Net Assets

For the Period May 1, 2017 (Inception) to October 31, 2017
OPERATIONS
Net investment income	$229,862
Net realized loss	(33,804)
Net change in unrealized appreciation	4,688,224
Net increase in net assets resulting from operations	4,884,282

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	67,337,451
Cost of shares redeemed	(1,979,505)
Redemption fees	686
Net increase from capital shares transactions	65,358,632

Investor Class
Proceeds from sales of shares	16,136,824
Cost of shares redeemed	(572,357)
Redemption fees	953
Net increase from capital shares transactions	15,565,420

Net increase in net assets	85,808,334

NET ASSETS
Beginning of period	–
End of period*	$85,808,334

*Including accumulated net investment income of:	$229,862

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	6,616,699
Redeemed	(190,645)
Net increase in share transactions	6,426,054

Investor Class
Issued	1,584,001
Redeemed	(55,148)
Net increase in share transactions	1,528,853

See Notes to Financial Statements.

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Rondure Overseas Fund	Statement of Changes in Net Assets

For the Period May 1, 2017 (Inception) to October 31, 2017
OPERATIONS
Net investment income	$31,889
Net realized gain	117,981
Net change in unrealized appreciation	813,979
Net increase in net assets resulting from operations	963,849

CAPITAL SHARE TRANSACTIONS (NOTE 5)
Institutional Class
Proceeds from sales of shares	11,638,591
Cost of shares redeemed	(502,341)
Redemption fees	42
Net increase from capital shares transactions	11,136,292

Investor Class
Proceeds from sales of shares	2,526,392
Cost of shares redeemed	(272,466)
Redemption fees	46
Net increase from capital shares transactions	2,253,972

Net increase in net assets	14,354,113

NET ASSETS
Beginning of period	–
End of period*	$14,354,113

*Including accumulated net investment income of:	$31,889

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	1,122,485
Redeemed	(46,837)
Net increase in share transactions	1,075,648

Investor Class
Issued	235,110
Redeemed	(24,928)
Net increase in share transactions	210,182

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	23

Rondure New World Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Period May 1, 2017 (Inception) to October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04
Net realized and unrealized gain on investments	0.75
Total income from investment operations	0.79

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)

INCREASE IN NET ASSET VALUE	0.79
NET ASSET VALUE, END OF PERIOD	$10.79

TOTAL RETURN	7.90	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$69,334

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	1.85	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10	%(d)
Net investment income	0.75	%(d)

PORTFOLIO TURNOVER RATE	7	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Rondure New World Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Period May 1, 2017 (Inception) to October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.03
Net realized and unrealized gain on investments	0.75
Total income from investment operations	0.78

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)

INCREASE IN NET ASSET VALUE	0.78
NET ASSET VALUE, END OF PERIOD	$10.78

TOTAL RETURN	7.80	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$16,474

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	2.06	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.35	%(d)
Net investment income	0.63	%(d)

PORTFOLIO TURNOVER RATE	7	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	25

Rondure Overseas Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Institutional Class	For the Period May 1, 2017 (Inception) to October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.04
Net realized and unrealized gain on investments	1.13
Total income from investment operations	1.17

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)

INCREASE IN NET ASSET VALUE	1.17
NET ASSET VALUE, END OF PERIOD	$11.17

TOTAL RETURN	11.70	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$12,010

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	3.95	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	0.85	%(d)
Net investment income	0.71	%(d)

PORTFOLIO TURNOVER RATE	15	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

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Rondure Overseas Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Investor Class	For the Period May 1, 2017 (Inception) to October 31, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.03
Net realized and unrealized gain on investments	1.12
Total income from investment operations	1.15

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)

INCREASE IN NET ASSET VALUE	1.15
NET ASSET VALUE, END OF PERIOD	$11.15

TOTAL RETURN	11.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$2,344

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/ reimbursed by investment advisor)	4.00	%(d)
Expenses (including fees waived/ reimbursed by investment advisor)	1.10	%(d)
Net investment income	0.47	%(d)

PORTFOLIO TURNOVER RATE	15	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	27

Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of October 31, 2017, the Trust consists of multiple separate Portfolios or series. This semi-annual report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Portfolios of Investments Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

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Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of October 31, 2017:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
South Korea	$5,324,058	$1,544,722	$–	$6,868,780
Other*	75,582,835	–	–	75,582,835
Total	$80,906,893	$1,544,722	$–	$82,451,615

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks*	$12,016,212	$–	$–	$12,016,212
Preferred Stocks*	75,845	–	–	75,845
Total	$12,092,057	$–	$–	$12,092,057

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the six months ended October 31, 2017, the Funds did not have any transfers in/(out) of Level 1 and Level 2 securities.

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2017, the Funds had the following cash balances participating in the BBH CMS:

Fund
Rondure New World Fund	$4,017,539
Rondure Overseas Fund	2,143,371

Semi-Annual Report | October 31, 2017	29

Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

As of October 31, 2017, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Rondure New World Fund	$–
Rondure Overseas Fund	–

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

Offering Costs: Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. Amounts amortized during the six months ended October 31, 2017 for Funds are shown on the Statements of Operations.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from their investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes. The Funds intend to pass through foreign tax credits to shareholders.

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Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Rondure New World Fund	$7,274,765	$(2,424,487)	$4,850,278	$77,601,337
Rondure Overseas Fund	999,396	(185,023)	814,373	11,277,684

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short term securities) during the six months ended October 31, 2017 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Rondure New World Fund	$81,342,429	$3,751,403
Rondure Overseas Fund	12,336,159	1,175,782

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2017, the redemption fees charged by the Funds are presented in the Statements of Changes in Net Assets.

Fund	Redemption Fee Retained
Rondure New World Fund - Institutional	$686
Rondure New World Fund - Investor	953
Rondure Overseas Fund - Institutional	42
Rondure Overseas Fund - Investor	46

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, (the “Advisory Agreement”), each Fund pays

Semi-Annual Report | October 31, 2017	31

Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

the Adviser an annual management fee based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ advisory fee rates.

Fund	Advisory Fee
Rondure New World Fund	0.85%
Rondure Overseas Fund	0.70%

The Adviser has contractually agreed to limit certain of each Funds’ expenses. The following table reflects the Funds’ expense cap.

Fund	Expense Cap	Term of Expense Limit Agreements
Rondure New World Fund
Institutional Class	1.10%
Investor Class	1.35%	March 23, 2017 – August 31, 2018
Rondure Overseas Fund
Institutional Class	0.85%
Investor Class	1.10%	March 23, 2017 – August 31, 2018

Pursuant to these agreements, each Fund will reimburse the Adviser for any fee waivers and expense reimbursements made by the Adviser, provided that any such reimbursements made by the Funds to the Adviser will not cause the Funds’ expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. Fees waived/reimbursed by adviser for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

For the six months ended October 31, 2017, the fee waivers/reimbursements and/or recoupments were as follows:

Fund	Fees Waived/Reimbursed By Adviser
Rondure New World Fund
Institutional Class	$191,786
Investor Class	41,404
Rondure Overseas Fund
Institutional Class	$129,426
Investor Class	14,395

Fund	Expires 2021	Total
Rondure New World Fund
Institutional Class	$191,786	$191,786
Investor Class	41,404	41,404
Rondure Overseas Fund
Institutional Class	$129,426	$129,426
Investor Class	14,395	14,395

Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Fund for certain out-of-pocket expenses.

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Rondure Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a Distribution and Services (Rule 12b-1) Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for its Investor Class shares. The Plan allows the Funds to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include the Distributor, other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Funds to make total payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Investor Class shares. The expenses of the Plan are reflected as distribution and service fees in the Statements of Operations.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | October 31, 2017	33

Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2017 (Unaudited)

On March 14, 2017, the Trustees met in person to discuss, among other things, the renewal of the investment advisory agreement between the Trust, with respect to the Rondure Overseas Fund and the Rondure New World Fund (collectively, the “Rondure Funds”), and Rondure Global Advisors, LLC (“Rondure”) (the “Investment Advisory Agreement”), in accordance with Section 15(c) of the 1940 Act. The Independent Trustees met with independent legal counsel during executive session and discussed the Investment Advisory Agreement and other related materials. In renewing and approving the Investment Advisory Agreement, the Trustees, including the Independent Trustees, considered the following factors:

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee to be paid by the Trust, on behalf of the Rondure Funds, to Rondure of 0.85% of the Rondure New World Fund’s daily average net assets and 0.70% of the Rondure Overseas Fund’s daily average net assets, in light of the extent and quality of the advisory services to be provided by Rondure to the Rondure Funds.

The Board received and considered information including a comparison of each of the Rondure Funds’ contractual and actual management fees and overall expenses with those of funds in the expense group and universes of funds provided by an independent provider of investment company data (the “Data Provider”). The Trustees noted that the contractual advisory fee rate for each of the Rondure Funds was below the respective median contractual advisory fee rate of its Data Provider peer group.

Total Expense Ratios: The Trustees further reviewed and considered the projected total expense ratios (after waivers) of 1.10% for the Rondure New World Fund’s Institutional Class shares, 1.35% for the Rondure New World Fund’s Investor Class shares, 0.85% of the Rondure Overseas Fund’s Institutional Class shares, and 1.10% of the Rondure Overseas Fund’s Investor Class shares. The Trustees noted that the total expense ratios (after waivers) for each class of both of the Rondure Funds were below the median total expense ratio (after waivers) for its applicable Data Provider expense group.

Nature, Extent, and Quality of the Services under the Investment Advisory Agreement: The Trustees received and considered information regarding the nature, extent, and quality of services to be provided to the Rondure Funds under the Investment Advisory Agreement. The Trustees reviewed certain background materials supplied by Rondure in its presentation, including its Form ADV.

The Trustees considered the background and experience of Rondure’s management in connection with the Rondure Funds, including reviewing the qualifications, backgrounds, and responsibilities of the management team primarily responsible for the day-to-day portfolio management of the Rondure Funds and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees also reviewed the research and decision-making processes utilized by Rondure, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of the Rondure Funds.

The Trustees also reviewed, among other things, Rondure’s insider trading policies and procedures and its Code of Ethics.

Performance: The Trustees noted that since the Rondure Funds have not yet begun operations, there is no performance to be reviewed or analyzed at this time. The Trustees further considered the reputation of Rondure’s personnel generally and its investment techniques, risk management controls, and decision-making processes.

Comparable Accounts: The Trustees noted that Rondure had no other clients at this time.

Profitability: The Trustees noted that given the start-up nature of Rondure, there were no financial statements to review. It was noted that Rondure had been capitalized with $500,000 and had access to a $1 million line of credit. The Trustees considered the projected profitability analysis prepared by Rondure based on the fees to be payable under the Investment Advisory Agreement with respect to the Rondure Funds.

Economies of Scale: The Trustees considered whether economies of scale in the provision of services to the Rondure Funds will be passed along to the shareholders under the proposed agreements.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits to be derived by Rondure from its relationship with the Rondure Funds, including whether soft dollar arrangements would be used.

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Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement

October 31, 2017 (Unaudited)

In approving Rondure as the Rondure Funds’ investment adviser and approving the Investment Advisory Agreement and the fees charged under the Investment Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement. Further, the Independent Trustees were advised by separate independent legal counsel throughout the process. The Trustees, including all of the Independent Trustees, concluded that:

●	each of the Rondure Funds’ contractual advisory fee rates was below its Data Provider peer group median contractual advisory fee rate;
●	the anticipated total expense ratio (after waivers) for each class of the Rondure Funds was below its respective Data Provider peer group median total expense ratio (after waivers);
●	the nature, extent, and quality of services to be rendered by Rondure under the Investment Advisory Agreement with respect to the Rondure Funds were adequate;
●	since the Rondure Funds had not yet begun operations, there was no performance to be reviewed or analyzed at this time;
●	there were no directly comparable accounts managed by Rondure for the Board to consider;
●	the profit, if any, to be realized by Rondure in connection with the operation of the Rondure Funds was not unreasonable to the Funds; and
●	there were no material economies of scale or other incidental benefits accruing to Rondure in connection with its relationship with the Rondure Funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that Rondure’s compensation for investment advisory services is consistent with the best interests of the Rondure Funds and their shareholders.

Semi-Annual Report | October 31, 2017	35

Rondure Funds	Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 1-855-775-3337 and (2) on the SEC’s website at http://www.sec.gov.

36	1.855.775.3337 | www.rondureglobal.com

RON000168/1218

SEAFARER FUNDS

SEMI-ANNUAL REPORT

October 31, 2017

Seafarer Overseas Growth and Income Fund

Investor Class SFGIX
Institutional Class SIGIX

Seafarer Overseas Value Fund

Investor Class SFVLX
Institutional Class SIVLX

Letter to Shareholders	1
Performance Review
Seafarer Overseas Growth and Income Fund	5
Seafarer Overseas Value Fund	9
Disclosure of Fund Expenses	14
Portfolio of Investments	16
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	36
Additional Information	45

Seafarer Funds	Letter to Shareholders

October 31, 2017

LETTER TO SHAREHOLDERS

November 13, 2017

Dear Fellow Shareholders,

I am pleased to address you again on behalf of the Seafarer Funds. This report covers the first half of the 2017-18 fiscal year (May 1, 2017 to October 31, 2017).

It is not an accident that you hear so much about China in the news these days. Within the developing world, it is situated at the very center: it has the largest population; it possesses the largest economy, and the largest accompanying financial markets; it enjoys the greatest absolute store of wealth and power. Its influence dominates the rest – politically, economically and, increasingly, culturally. In many ways, for better or for worse, China serves as a model for development for many other emerging nations.

A great deal of change is taking place in China now, so I will use this letter to offer my perspective on the evolution of the place known as the “Middle Kingdom.”

My China Dream

Throughout my adult life, I have been an interested observer of China. I studied economic development in school, and was in awe of how a nominally communist country had harnessed market forces to lift hundreds of millions of people out of desperate poverty. When I graduated from college in 1996, I sought work in Asia. I wanted a job where I could study China’s evolution and emergence firsthand. I worked in Southeast Asia for two years, and the closest I came to the mainland was through several extended trips to Hong Kong for business.

In 1998, I returned to the U.S., and I sought a career in investment management. I was determined to work for an investment management firm focused on Asia. I was convinced that China was both the most important and the most under-appreciated and misunderstood market in the world. I thought China’s rise as an economic power would dramatically re-shape the world during my lifetime. I hoped then – as I hope now – for peace, progress and prosperity in the Middle Kingdom.

Over a decade later, in 2010, my work took me to Shanghai when the city was hosting the World Expo. The Expo featured pavilions representing nations from around the world. I toured the host’s pavilion and viewed a special exhibition dedicated to “The Chinese Dream.” One portion of the exhibit offered an animated glimpse of the future. It depicted gleaming, orderly, highly developed cities. They were free of pollution, and resplendent in greenery and blue skies. The society seemed too controlled and orderly for my taste; nevertheless, it was a powerful and inspiring vision, even if it seemed far-fetched at the time, given that China was choked with pollution, and its development was far from complete.

Still, the Expo had demonstrated that the Chinese people had made a great deal of progress over the preceding three decades. Through hard work, competition and economic liberalization, millions had earned better lives and livelihoods. The communist party had undertaken small-scale experiments with modes of governance that allowed for greater openness. I felt as though a realistic hope hung in the air, penetrating the smog.

At the time, I had only a passing knowledge of Xi Jinping, the man who would become China’s next President in 2012. I later learned that Xi had adopted “The Chinese Dream” as his slogan to guide the nation’s development. I suspect he had a substantial hand in the exhibit I saw in Shanghai in 2010: it was his Dream, and it was on display at the Expo.

When Xi assumed the Presidency in the autumn of 2012, I wrote a letter to the shareholders of the Growth and Income Fund, in which I discussed China’s “bright prospects” and its “dark clouds.”1 I saw several looming problems for the country. However, my hope rested on a simple idea: Deng Xiaoping started China on a path toward greater social and economic freedom. As long as China remained on that path, growth would continue, and prosperity would ensue.

Semi-annual Report – October 31, 2017	1

Seafarer Funds	Letter to Shareholders

October 31, 2017

The Right Plan

My optimism stemmed from the fact that China had publicly expressed an intent to pursue a more “balanced” economic model – a model that placed greater emphasis on the domestic consumption of goods and services, rather than an economy dependent on manufactured exports and the construction of large-scale infrastructure (e.g., roads, bridges, ports, cities).

I was convinced that if the country pursued re-balancing, it would unlock additional potential to grow, and help the country avoid the “middle income trap.” The “trap” refers to a typical feature of many emerging markets. Such countries initially manage to improve the average income per capita, but due to declining returns to scale, development is often arrested at a middling level, before incomes reach thresholds associated with richer, developed nations.

At that time, my analysis suggested that China had the right development plan – a plan to undertake economic reform, unlock new growth potential, and avoid the “trap.” The more I understood of China’s plan, the more impressed I grew. The plan was comprehensive; it was clearly the product of careful deliberation, designed to address many of the concerns raised by external critics; and it seemed to represent the consensus view among China’s leadership about how to move forward. I knew the underlying reforms would be difficult to implement, but I thought they were exactly what was required to sustain the country’s long-term growth and development.

In the spring of 2014, I wrote a letter to shareholders in which I spelled out those reforms underway in China.2 This is a reproduction of the list of the reforms from that letter:

●	A substantial (but unfortunately not exhaustive) anti-corruption drive.
●	Liberalization of the local currency and of interest rates within the banking system. Both are “backdoor” reforms of the domestic banking sector.
●	Recapitalization of the domestic banking system to address financial weaknesses.
●	Major stock market reforms, including: enhanced access for foreign investors via the “through train” policy, new mechanisms for companies to issue capital, and a liberalized market for initial public offerings (IPOs).
●	Major reforms to reduce excess capacities within state-owned enterprises.
●	Modernization of provincial governments’ finances, possibly culminating in the authority to levy local taxes (i.e. property and sales taxes), and the authority to issue municipal-style bonds.
●	Liberalization of most key input prices, especially energy and natural resources.
●	Environmental regulation, targeting sharp reduction in carbon emissions, with severe penalties for polluters.
●	Reformed property and land use rights.
●	Reform of the hukou (“household registration”) system. Hukou is a set of identification documents, somewhat like a domestic passport. The hukou system defines a household’s civil, economic and legal rights within a given municipality, broadly analogous to a locally-based entitlement scheme.

●	A major overhaul of the national healthcare delivery system.
●	Relaxation of the “one child” policy.

At the time – and unlike today, apparently – there was a great deal of skepticism regarding China’s economic and financial stability. However, I was reasonably confident that China would implement most of the reforms above, and confident in China’s future, I encouraged investors to peer over “China’s Great Wall of Worry.”

A Different Path

During his first five-year term, Xi led China on a path quite different from the one that I described in the 2014 letter to shareholders. His agenda had only a passing resemblance to the plan that I thought reflected the consensus of China’s leadership, and which I believed to be essential to the country’s future. Despite rhetoric to the contrary, economic and political reform largely stalled during Xi’s term. Some modest reforms were activated, but with little vigor; the plan I thought so critical for China went mostly un-implemented.

2	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Letter to Shareholders

 October 31, 2017

Instead, Xi placed a clear emphasis on three main objectives: purging corruption from the communist party; launching “Belt and Road,” a vast international program to spur investment and trade links between China, central Asia and Europe; and a major effort to reinvigorate of China’s military. The first project tackled the endemic corruption at every level of the communist party; however, it also appeared to permit Xi to remove his political enemies. The second program gave China a means to build economic, strategic and military ties with nations on its southern and western borders, while stimulating infrastructure construction, lending and investment. The third project sought to cut corruption in the military, while new investments in armaments and fleets allowed China to project newfound strength and power in the South China seas. This in turn has fomented conflict with other nations, including Japan and the U.S.

At the same time, Xi took steps to consolidate his personal power and control over the party in a manner not seen since Mao Zedong. This was visible when the National People’s Congress convened in 2017 to nominate Xi for a second term as president, as expected. Rather unexpectedly, Xi had his name and his personal doctrine codified in the communist party’s constitution. His doctrine is known as “Socialism with Chinese Characteristics for a New Era.”

A New Era

Apparently, such codification has occurred only twice before in modern China: for Mao (during his life) and Deng (posthumously). The act was more than symbolic: it conveyed a degree of elevated personal power and authority to Xi that no ruler has enjoyed since Mao. It appears that Xi no longer serves the communist party within China; rather, it seems he has the power to define it, and his leadership over the party is absolute.

Xi’s New Era doctrine is only a vague vision at this time, but it is sweeping in its scope, and its main thrust is to install China as a global superpower alongside the United States. Xi has announced goals to reform the economy and the country’s governance, but the New Era’s main ambition is to cultivate influence and project power around the world. Gone are the days of Deng’s policy, which was to remain independent, peaceful, inward-looking, and to keep a low profile. Xi is prepared to lead the nation in a “tireless struggle” to stand “tall and firm in the east.”3

To underscore the extent of his newly accumulated power, Xi again broke with precedent, and did not name a successor during the recent congressional convention. His apparent aim was to enjoy greater freedom to advance his “New Era” agenda, as any successor would inevitably detract from Xi as his second term drew to a close. Xi went unchallenged in public.

Xi may yet name a successor, at a time and place of his choosing. However, many suspect he will not do so, preferring to seek a third term. If so, Xi will break a third precedent meant to check the abuse of power. In post-revolutionary China, only Mao formally ruled beyond one decade.

Requiem for My Dream

To be candid, this was not what I had dreamt for China. I had hoped the country would rigorously implement the original package of reforms, thereby sustaining its growth. I had hoped the country would move slowly toward an open system of government – perhaps one that offered greater personal liberties, basic self-expression, and possibly even a limited form of representation.

Instead, Xi has pursued reforms half-heartedly, preferring to focus on the accumulation of political power, while shielding domestic industries from competition. His administration has made limited progress toward a number of elements within the original plan, but that progress has fallen well short of my expectation. He has invoked China’s security apparatus to silence anyone that dares critique his administration openly. Meanwhile, the economy has remained dangerously reliant on excessive credit expansion to stimulate growth. In summary, the past five years fell far short of what I had hoped for China, and I am concerned as to whether the country will ever reach its potential.

Not all the news is bad, though. Happily, Xi has brought a needed dose of stability to international affairs, wisely seeking to expand China’s influence by remaining open to foreign alliances and trading partners. As the U.S. has receded from the international arena, China has advanced. Even as I write

Semi-annual Report – October 31, 2017	3

Seafarer Funds	Letter to Shareholders

October 31, 2017

now, China has announced a sweeping set of reforms tied to foreign participation within the domestic banking system, lifting previous restrictions on ownership. The reforms may bring much needed change and foreign competition to the financial system. While I have not yet had time to review the details, the announcement cements Xi as a bold and thoughtful leader, if not a zealous reformer. While Xi’s first term left much to be desired with respect to the pace and quality of reform, perhaps there is room for hope.

Still, I worry about Xi’s pursuit of absolute power, and the instability it might invoke. I never suffered from any illusion that China might adopt a Western-style democracy. At the same time, I never thought the country would vest such immense power in one person. Though Xi’s political ascent has gone unchallenged in public, I suspect a great deal of strife simmers below the surface. Furthermore, such centralized decision-making might detract from long-term economic efficiency. As a consequence, I worry the “New Era” is more susceptible to large-scale economic or political crisis.

China’s rise is nearly inevitable in my view. I remain convinced its ascent will shape the course of world events for the next two decades, for better or worse. Xi’s will to determine China’s future is absolute and unshakeable. Thus far, he has exhibited a stable and carefully calculated mode of leadership. Yet by accumulating such personal power, he has definitively broken with China’s past, and initiated a third era in China’s modern history.

China is not the country I dreamt it might become. China’s economic rise was the product of policies that began under Deng in the late 1970s; but a new era has arisen, and any assumptions we might hold about the Middle Kingdom must be revisited, if not cast aside. We must all watch carefully what happens next, and take nothing for granted, as the country’s past is not necessarily a reliable guide to its future.

We thank you for the trust you have afforded us, and we appreciate the opportunity to serve as your investment adviser in the emerging markets.

Andrew Foster

Chief Investment Officer

Seafarer Capital Partners, LLC

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect Seafarer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

[1]	The Letter to Shareholders for the period ended October 31, 2012 is available at: www.seafarerfunds.com/letters-to-shareholders/2012/10/semi-annual
[2]	The Letter to Shareholders for the period ended April 30, 2014 is available at: www.seafarerfunds.com/letters-to-shareholders/2014/04/annual#great-wall
[3]	Tom Phillips, “Xi Jinping Heralds 'New Era' of Chinese Power at Communist Party Congress,” The Guardian, 18 October 2017. The article is available at: www.theguardian.com/world/2017/oct/18/xi-jinping-speech-new-era-chinese-power-party-congress

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2017

SEAFARER OVERSEAS GROWTH AND INCOME FUND

PERFORMANCE REVIEW

November 14, 2017

This report addresses the first half of the Seafarer Overseas Growth and Income Fund’s 2017-18 fiscal year (May 1, 2017 to October 31, 2017).

During the semi-annual period, the Fund returned 6.80%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, rose 16.40%.1 By way of broader comparison, the S&P 500 Index gained 9.10%.

The Fund began the fiscal year with a net asset value of $12.54 per share. In June, the Fund paid a semi-annual distribution of $0.107 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $1.478.2 The Fund finished the semi-annual period with a value of $13.28 per share.3

* * * * *

As is evident from the performance of the Fund’s benchmark, equities in the emerging markets rose sharply during the first half of the fiscal year.

All sectors contributed positively to the benchmark’s performance during the past six months. However, consistent with trends in global markets, technology shares were dominant, accounting for nearly half of the index’s gains. Semiconductor stocks and computer hardware makers boosted returns within the tech sector, but Chinese internet stocks led the way, singlehandedly contributing nearly 30% of the index’s return (or nearly 60% of the return attributable to the tech sector). Please see the Fund’s second quarter 2017 portfolio review for an in-depth discussion of the Chinese internet industry.4

Importantly, China’s contribution to the index’s gains went beyond internet stocks, encompassing a wide number of sectors, such that the Middle Kingdom accounted for nearly half of the index’s performance. Chinese bank, insurance, real estate and auto stocks made notable contributions to the benchmark’s performance. Nearly every other constituent country within the index also generated gains, but China’s performance held sway.

Against this strong backdrop, the Fund performed well in absolute terms, but lagged considerably in relative terms. Nearly three-quarters of the Fund’s relative gap in performance stemmed from its lack of exposure to higher risk sectors within China (i.e., internet, financial services and residential real estate). I question whether these three industries offer sustainable growth prospects (see the portfolio reviews for the second and third quarters of 2017 for further discussion), and as such I do not believe most of the stocks in these sectors are applicable to the Fund’s strategy.4,5 I am therefore comfortable with their omission for the foreseeable future, even as their absence represented a forgone opportunity in the last six months.

Though most of the gap in performance was due to the Fund’s omission of certain sectors, one Fund holding exacerbated the gap: the common stock of Hang Lung Properties (HLP). HLP is a Hong Kong-based developer; it enjoys a balance sheet in excellent health, and a superior portfolio of commercial properties scattered throughout China. Strangely, and for no obvious reason, the stock declined moderately during the six-month period, even as the shares of a number of highly speculative China-based residential property developers surged higher. Perhaps the decline was due to the fact that HLP is engaged in the development of commercial properties (shopping centers, malls) rather than residential units. Whatever the case, HLP’s shares currently trade well below book value, and it has executed on its development portfolio quite well, despite difficult conditions within China. I remain convinced of HLP’s merits, even as speculative stocks ruled the quarter.

When the market surges, as it did in the semi-annual period, I do not expect the Fund to keep up. I wish it were otherwise. However, the “growth and income” strategy necessarily places the Fund on a conservative path. The strategy pursues growth and income as a means to balance risk and reward, and when all goes well, it can realize a portion of the gains produced by the developing world. If

Semi-annual Report – October 31, 2017	5

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2017

successful, it does so with volatility lower than that of the benchmark index. Yet these same characteristics mean the Fund is not poised to capture maximum growth, and therefore it is not primed for gains amid a sharp upswing. I believe the Fund’s strategy works well for shareholders over long horizons, but its shortcomings are apparent in the short term.

We appreciate your patience and willingness to invest for the long term, and we thank you for the opportunity to serve as your investment adviser in the emerging markets.

Andrew Foster

Lead Portfolio Manager

Seafarer Overseas Growth and Income Fund

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

It is not possible to invest directly in an index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIGIX). The Investor share class (ticker: SFGIX) gained 6.80% during the semi-annual period. Includes adjustments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 6.88% to 6.80%.
[2]	The Fund’s inception date is February 15, 2012.
[3]	The Fund’s Investor share class began the fiscal year with a net asset value of $12.51 per share (adjustments in accordance with U.S. GAAP were applied during the financial statement preparation and increased the net asset value from $12.50 to $12.51); it paid a semi-annual distribution of $0.105 per share in June; and it finished the semi-annual period with a value of $13.25 per share.
[4]	The Fund’s second quarter 2017 portfolio review is available at: www.seafarerfunds.com/funds/ogi/portfolio-review/2017/06/Q2
[5]	The Fund’s third quarter 2017 portfolio review is available at: www.seafarerfunds.com/funds/ogi/portfolio-review/2017/09/Q3

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2017

Total Returns

As of October 31, 2017	6 Months	1 Year	3 Years	5 Years	Since Inception Annualized(1)	Gross Expense Ratio(2)
Investor Class (SFGIX)	6.80%(3)	13.23%	6.19%	6.62%	7.39%	1.02%
Institutional Class (SIGIX)	6.80%	13.28%	6.29%	6.75%	7.52%	0.92%
MSCI Emerging Markets Total Return Index(4)	16.40%	26.91%	6.08%	5.21%	3.89%

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: February 15, 2012.
[2]	Ratios as of Prospectus dated August 31, 2017. Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2018.

[3]	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 6.88% to 6.80%.
[4]	The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-annual Report – October 31, 2017	7

Seafarer Overseas Growth and Income Fund	Performance Review

October 31, 2017

Performance of a $10,000 Investment Since Inception

*	Inception Date: February 15, 2012.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation along with some current income. The Fund seeks to mitigate adverse volatility in returns as a secondary objective.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including dividend-paying common stocks, preferred stocks, convertible bonds, and fixed-income securities.

The Fund seeks to offer investors a relatively stable means of participating in a portion of developing countries’ growth prospects, while providing some downside protection compared to a portfolio that invests only in the common stocks of those countries.

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2017

SEAFARER OVERSEAS VALUE FUND

PERFORMANCE REVIEW

November 10, 2017

This report addresses the first half of the Seafarer Overseas Value Fund’s 2017-18 fiscal year (May 1, 2017 to October 31, 2017).

During the semi-annual period, the Fund gained 8.51%, while the Fund’s benchmark, the MSCI Emerging Markets Total Return Index, rose 16.40%.1 By way of broader comparison, the S&P 500 Index gained 9.10%.

The Fund began the fiscal year with a net asset value of $11.28 per share.2 The Fund paid no distributions during the first half of the fiscal year, and it finished the period with a value of $12.24 per share.3

This performance review examines the Fund within the context of what is by now a confirmed rally in emerging market equities, which have appreciated consistently since the beginning of 2016. In the Annual Report for the period ended April 30, 2017, I concluded my review of the Fund’s first year of performance by stating that “it has truly been a year in which earnings momentum and nothing else seemed to drive stock price performance.”4 The first half of the current fiscal year represents a continuation of this condition.

An examination of the top five contributors to the Fund’s 8.51% total return during the semi-annual period reveals earnings growth as a common driver across the names in the portfolio. However, this observation requires qualification. The first qualification is that at the time of initial purchase, the motivation for including these securities in the portfolio was not earnings momentum, but other considerations. In fact, at the time of first purchase, these stocks suffered from declining earnings. Thus, the reason for initiating a position in the top contributor to performance, China Foods, was the expectation of the company selling non-core assets (Structural Shift category of value, as defined in the white paper On Value in the Emerging Markets), and the low utilization of what I expected to eventually constitute the company’s core asset (Asset Productivity category of value).5 The company also happens to have started reporting earnings growth since I introduced it in the Fund.

Similarly, the original reason for investing in the second-best performer during this period, Melco International Development, a Hong Kong-based casino developer, owner and operator, was the undervaluation of the company’s balance sheet (Breakup Value category of value). However, over a year ago Macau’s gross gaming revenue began to grow once again after several years of contraction, and the company’s earnings have begun to reflect that fact. The same argument applies to the other top contributors to portfolio performance: Qualicorp, a Brazilian insurance broker that falls under the Structural Shift category of value; Samsung SDI, a Korean battery manufacturer (Breakup Value); and Shangri-La, a pan-Asian hospitality company (Breakup Value).

The second qualification required by the above observation that earnings growth constitutes the common thread among the Value Fund’s top contributors to total return is that this factor is not the sole explanatory variable. Particularly in the case of China Foods, the company’s announcement of the sale of two non-core subsidiaries holds greater explanatory power over its stock price appreciation than earnings momentum, in my opinion. Similarly, management and operational changes at Shangri-La better explain the rise in the company’s share price than earnings growth to date.

The reason I make these nuanced distinctions is because they aid in the understanding of the Value Fund’s performance relative to the benchmark, and they address the broader question of the role of the Fund within the context of what appears to be a growth-driven market. In essence, one should not conclude based on the foregoing that only value names that begin to grow earnings again will drive portfolio returns. Even within the context of a rising market that seems driven by growth-oriented names, value-driven stocks have performed well for the right reasons. Based on the evidence thus far, I conclude that there is still room for a value-oriented strategy within the present growth-driven market.

I am satisfied with the Fund’s absolute performance of 8.51% over the past six months; however, this figure significantly underperforms the benchmark’s total return of 16.40% over the same period. The above discussion of the portfolio’s top contributors should illustrate the heterogeneous nature of the portfolio’s drivers. In contrast, the primary contributors to the benchmark’s total return over the past six

Semi-annual Report – October 31, 2017	9

Seafarer Overseas Value Fund	Performance Review

October 31, 2017

months are a narrow group of technology and internet firms: Taiwan Semiconductor Manufacturing Company (TSMC), Samsung Electronics, Alibaba, Naspers (owner of one third of Tencent), and Tencent.

More broadly, the Value Fund consists of a collection of investment ideas, each one having its own relatively idiosyncratic driver for value realization. While I classify these drivers into broad categories – the seven sources of value defined in the white paper On Value in the Emerging Markets – each investment holding has its own individual set of characteristics.5 More importantly, from the perspective of portfolio performance relative to the benchmark, the timing of value realization for each individual investment is unpredictable. To illustrate the point, consider this period’s top contributor to the portfolio’s total return: China Foods. The company had no compulsion to sell two of its subsidiaries this past quarter, apart from state-owned enterprise reform within the company and its parent COFCO (China National Cereals, Oils and Foodstuffs Corporation, a relatively opaque company). This restructuring process could have taken another year to complete.

Thus, given that the timing of value realization is unpredictable, together with the idiosyncratic nature of the portfolio’s holdings, the Value Fund’s performance relative to the benchmark will probably be a circumstantial question most of the time. Indeed, the Value Fund’s active share throughout the period under review was slightly above 93%.6

Within the context of strongly rising emerging market equities seemingly driven by an inflection point in earnings growth (please refer to Seafarer’s Emerging Markets Briefing7), the Value Fund is likely to trail the benchmark. In my opinion, this performance lag is not due to the Fund having lower return potential than the market, but due to the timing difference between strongly growing and appreciating equities in the benchmark and still gestating value in the Value Fund.

Furthermore, not only does the portfolio include investment ideas that are still maturing, but it also owns companies that continue to report declining earnings. Given the market environment, it should not come as a surprise that this period’s top detractors to portfolio performance share negative earnings momentum as a common characteristic. Qatar Gas (Deleveraging category of value), Asia Satellite (Deleveraging), Amvig Holdings (Balance Sheet Liquidity), Xtep International Holdings (Balance Sheet Liquidity), and Petrovietnam Technical Services (Management Change and Balance Sheet Liquidity) have all continued to report declining earnings and their respective share prices have continued to decline.

As was the case with the top contributors to performance, the above comment on negative earnings growth needs qualification. Qatar Gas also suffered from an embargo imposed by other members of the Gulf Cooperation Council (GCC) in June of this year. The continued pressure on the share prices of Asia Satellite and Amvig Holdings may not be surprising from the perspective of earnings momentum, but is surprising from the perspective that the former re-started dividend payments, and the latter increased the dividend in its most recent payment, despite an accounting earnings decline.

Switching to the performance of the portfolio as a whole, it has proven steady over the first half of the fiscal year. Indeed, while the benchmark has appreciated more than the portfolio, the Value Fund has proven remarkably consistent in its appreciation. During two episodes of performance retracement for the benchmark in early August and late September, the Value Fund’s net asset value (NAV) proved quite stable in relative terms. The steady appreciation of the portfolio since May of this year continued uninterrupted until mid-September when the Fund’s NAV stabilized and declined a modest amount, while the benchmark continued to appreciate.

Focusing on this period from September 20 to October 31 reveals a confluence of diverse factors that explain the portfolio’s performance. First, the Brazilian real and the Mexican peso both depreciated meaningfully, making Qualicorp, a Brazilian insurance broker (Structural Shift), and Credito Real, a Mexican financial company (Asset Productivity), rank among the top detractors to performance during the period. Global Ports, a Russian port company (Asset Productivity), suffered from indications that Russian authorities would force the company to price its services in Russian rubles instead of U.S. dollars. Pegas Nonwovens, a Czech manufacturer of nonwoven, absorbent textiles (Segregated Market), experienced a decline in its share price after the conclusion of a tender offer for the shares by a Czech industrialist. Lastly, Samsung SDI, a Korean battery manufacturer (Breakup Value), suffered a meaningful stock price decline related to iPhone X production delays. Of course, there were other portfolio holdings that appreciated during this short time frame, but the severity of these price declines dominated the portfolio’s performance.

10	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2017

It’s important to note that the Value Fund’s NAV also proved quite stable during its first year of performance, specifically during the emerging market sell-off after the election of President Trump. At that time, I attributed the Fund’s relative NAV stability to the low valuation of its holdings. One year hence, it remains difficult to explain the portfolio’s relative stability during two subsequent episodes of benchmark retracement in August and September 2017, as many of the Fund’s holdings have appreciated significantly. Furthermore, the period discussed above from late September to the end of October 2017 – when the Fund’s NAV declined modestly while the benchmark appreciated – also defies an easy, all-encompassing explanation. My conclusion is that the Seafarer Overseas Value Fund has been dancing to its own tune.

Paul Espinosa

Lead Portfolio Manager

Seafarer Overseas Value Fund

The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF.

The S&P 500 Total Return Index is a stock market index based on the market capitalizations of 500 large companies with common stock listed on the NYSE or NASDAQ.

It is not possible to invest directly in an index.

The Fund is subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Fund may not achieve its objectives. Diversification does not ensure a profit or guarantee against loss.

Information on the Seafarer website is provided for textual reference only, and is not incorporated by reference into this report.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect Seafarer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the portfolios or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Seafarer does not accept any liability for losses either direct or consequential caused by the use of this information.

As of October 31, 2017 the Fund had no economic interest in Taiwan Semiconductor Manufacturing Company (TSMC), Samsung Electronics, Alibaba, Naspers (owner of one third of Tencent), Tencent, and COFCO.

[1]	References to the “Fund” pertain to the Fund’s Institutional share class (ticker: SIVLX). Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return for the Institutional share class increased from 8.41% to 8.51%. The Investor share class (ticker: SFVLX) gained 8.41% during the semi-annual period.
[2]	Adjustments in accordance with the U.S. GAAP were applied during the financial statement preparation and decreased the net asset value from $11.29 to $11.28.
[3]	The Fund’s Investor share class began the fiscal year with a net asset value of $11.30 per share. It finished the period with a value of $12.25 per share.
[4]	The Seafarer Funds’ Annual Report for the period ended April 30, 2017 is available at: www.seafarerfunds.com/reports/2017/annual
[5]	The white paper On Value in the Emerging Markets is available at: www.seafarerfunds.com/value-white-paper
[6]	Active Share is a measure of a portfolio’s deviation from a benchmark index, where a value of 0% indicates that a portfolio is a perfect replica of the index, and a value of 100% indicates that a portfolio is entirely different than the index.
[7]	The Emerging Markets Briefing as of September 30, 2017 is available at: www.seafarerfunds.com/em-briefing/2017/09

Semi-annual Report – October 31, 2017	11

Seafarer Overseas Value Fund	Performance Review

October 31, 2017

Total Returns

As of October 31, 2017	6 Months	1 Year	Since Inception Annualized(1)	Net Expense Ratio(2)
Investor Class (SFVLX)	8.41%	20.61%	16.20%	1.15%
Institutional Class (SIVLX)	8.51%(3)	20.64%	16.30%	1.05%
MSCI Emerging Markets Total Return Index(4)	16.40%	26.91%	29.65%

Gross expense ratio: 3.71% for Investor Class; 3.63% for Institutional Class. Ratios as of Prospectus dated August 31, 20172

All performance is in U.S. dollars with gross (pre-tax) dividends and/or distributions reinvested. The performance data quoted represents past performance and does not guarantee future results. Future returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 31, 2016, shares of the Fund redeemed or exchanged within 90 days of purchase were subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual's return. To obtain the Fund’s most recent month-end performance, visit seafarerfunds.com or call (855) 732-9220.

[1]	Inception Date: May 31, 2016.
[2]	Ratios as of Prospectus dated August 31, 2017. Seafarer Capital Partners, LLC has agreed contractually to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Fund’s average daily net assets for the Investor and Institutional share classes, respectively. This agreement is in effect through August 31, 2018.
[3]	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from 8.41% to 8.51%.
[4]	The MSCI Emerging Markets Total Return Index, Standard (Large+Mid Cap) Core, Gross (dividends reinvested), USD is a free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. Index code: GDUEEGF. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Performance Review

October 31, 2017

Performance of a $10,000 Investment Since Inception

*	Inception Date: May 31, 2016.

The chart shown above represents historical performance of a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2017. All returns reflect reinvested dividends and/or distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

The Fund also offers Institutional Class shares, performance for which is not reflected in the chart above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Strategy

The Fund invests primarily in the securities of companies located in developing countries. The Fund invests in several asset classes including common stocks, preferred stocks, and fixed-income securities.

The Fund’s portfolio is comprised of securities identified through a bottom-up security selection process based on fundamental research. The Fund seeks to produce a minimum long-term rate of return by investing in securities priced at a discount to their intrinsic value.

Semi-annual Report – October 31, 2017	13

Seafarer Funds	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2017 and held until October 31, 2017.

Actual Expenses. For each Fund and share class, the first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. For each Fund and share class, the second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the following table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, for each Fund and share class, the second line of the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expenses Paid During Period 05/01/17 - 10/31/17(b)
SEAFARER OVERSEAS GROWTH AND INCOME FUND
Investor Class
Actual	$ 1,000.00	$ 1,068.00	0.97%	$ 5.06
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.32	0.97%	$ 4.94
Institutional Class
Actual	$ 1,000.00	$ 1,068.00	0.87%	$ 4.53
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.82	0.87%	$ 4.43
SEAFARER OVERSEAS VALUE FUND
Investor Class
Actual	$ 1,000.00	$ 1,084.10	1.15%	$ 6.04
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.41	1.15%	$ 5.85
Institutional Class
Actual	$ 1,000.00	$ 1,085.10	1.05%	$ 5.52
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.91	1.05%	$ 5.35

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-annual Report – October 31, 2017	15

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (81.9%)
Brazil (5.2%)
TOTVS SA	BRL	7,657,600	$76,077,400
Odontoprev SA	BRL	15,500,000	74,389,387

Total Brazil			150,466,787

China / Hong Kong (18.6%)
Hang Lung Properties, Ltd.	HKD	43,500,000	99,920,527
China Yangtze Power Co., Ltd.	CNY	34,099,321	81,860,186
Hengan International Group Co., Ltd.	HKD	7,650,500	75,412,548
China Telecom Corp., Ltd.	HKD	129,001,200	64,654,382
Fuyao Glass Industry Group Co., Ltd., Class H	HKD	16,490,000	62,777,578
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	70,606,000	50,682,390
Texwinca Holdings, Ltd.	HKD	56,500,000	34,111,185
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	31,500,000	27,335,478
Greatview Aseptic Packaging Co., Ltd.	HKD	35,004,000	21,896,009
Pico Far East Holdings, Ltd.	HKD	47,888,000	20,256,672

Total China / Hong Kong			538,906,955

Hungary (3.3%)
Richter Gedeon Nyrt	HUF	3,800,000	94,534,754

Total Hungary			94,534,754

India (9.6%)
Infosys, Ltd., Sponsored ADR	USD	9,675,000	143,673,750
Sun Pharma Advanced Research Co., Ltd.(a)	INR	8,100,000	52,504,545
Balkrishna Industries, Ltd.	INR	1,421,239	37,410,756
Cyient, Ltd.	INR	3,250,000	27,122,952
Infosys, Ltd.	INR	1,092,821	15,553,460

Total India			276,265,463

Indonesia (3.7%)
Astra International Tbk PT	IDR	181,000,000	106,764,977

Total Indonesia			106,764,977

16	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
Japan (1.3%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	675,000	$36,983,862

Total Japan			36,983,862

Malaysia (0.7%)
Hartalega Holdings Bhd	MYR	12,000,000	21,599,149

Total Malaysia			21,599,149

Mexico (1.3%)
Bolsa Mexicana de Valores SAB de CV	MXN	22,000,000	36,709,220

Total Mexico			36,709,220

Poland (2.9%)
Bank Pekao SA	PLN	1,500,000	48,997,926
Asseco Poland SA	PLN	2,636,648	34,552,153

Total Poland			83,550,079

Singapore (7.2%)
Singapore Telecommunications, Ltd.	SGD	45,000,000	123,798,694
Venture Corp., Ltd.	SGD	3,650,000	52,188,761
SIA Engineering Co., Ltd.	SGD	13,000,000	31,090,896

Total Singapore			207,078,351

South Africa (4.2%)
Sanlam, Ltd.	ZAR	24,125,000	120,635,664

Total South Africa			120,635,664

South Korea (12.3%)
Hyundai Mobis Co., Ltd.	KRW	740,147	176,060,317
Coway Co., Ltd.	KRW	1,247,500	108,342,705
Dongsuh Cos., Inc.	KRW	2,075,000	50,932,744
Sindoh Co., Ltd.	KRW	355,185	19,972,915

Total South Korea			355,308,681

Taiwan (11.1%)
Delta Electronics, Inc.	TWD	19,800,000	95,193,886
Pou Chen Corp.	TWD	66,289,000	83,522,008
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	9,000,000	72,514,465
Vanguard International Semiconductor Corp.	TWD	26,350,000	49,974,966

Semi-annual Report – October 31, 2017	17

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	476,739	$20,180,362

Total Taiwan			321,385,687

Vietnam (0.5%)
Bao Viet Holdings	VND	4,450,000	9,796,368
Nam Long Investment Corp.	VND	4,200,000	4,946,615

Total Vietnam			14,742,983

TOTAL COMMON STOCKS
(Cost $2,156,206,901)			2,364,932,612

PREFERRED STOCKS (7.0%)
Brazil (2.7%)
Banco Bradesco SA, ADR	USD	7,325,000	77,425,250

Total Brazil			77,425,250

South Korea (4.3%)
Samsung Electronics Co., Ltd.	KRW	62,500	124,960,950

Total South Korea			124,960,950

TOTAL PREFERRED STOCKS
(Cost $105,890,889)			202,386,200

	Currency	Rate	Maturity Date	Principal Amount	Value
CORPORATE BOND - FOREIGN CURRENCY (1.2%)
Mexico (1.2%)
America Movil SAB de CV	MXN	7.13%	12/09/24	140,290,000	7,005,152
America Movil SAB de CV	MXN	7.13%	12/09/24	209,710,000	10,471,526
America Movil SAB de CV	MXN	6.45%	12/05/22	350,000,000	17,258,336

Total Mexico					34,735,014

TOTAL CORPORATE BOND - FOREIGN CURRENCY
(Cost $36,639,549)					34,735,014

18	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value
CORPORATE BOND - USD (0.7%)
Brazil (0.7%)
Cielo SA / Cielo USA, Inc.	USD	3.75%	11/16/22	20,000,000	$20,008,000

Total Brazil					20,008,000

TOTAL CORPORATE BOND - USD
(Cost $18,232,632)					20,008,000

GOVERNMENT BOND, MEDIUM/LONG-TERM-FOREIGN CURRENCY (2.0%)
Brazil (1.5%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	60,000,000	20,049,644
Brazil Notas do Tesouro Nacional Serie F, Series NTNF	BRL	10.00%	01/01/25	70,000,000	22,375,756

Total Brazil					42,425,400

Indonesia (0.5%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	200,000,000,000	16,002,020

Total Indonesia					16,002,020

TOTAL GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY
(Cost $50,463,722)					58,427,420

GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (2.8%)
Hungary (0.2%)
Hungary Government International Bond	USD	4.13%	02/19/18	6,000,000	6,045,642

Total Hungary					6,045,642

Israel (0.3%)
Israel Government International Bond	USD	5.13%	03/26/19	9,000,000	9,418,014

Total Israel					9,418,014

Semi-annual Report – October 31, 2017	19

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount	Value
Poland (0.3%)
Republic of Poland
Government International Bond	USD	6.38%	07/15/19	9,000,000	$9,691,038

Total Poland					9,691,038

Singapore (0.6%)
Singapore Government Bond	SGD	4.00%	09/01/18	11,000,000	8,248,991
Singapore Government Bond	SGD	0.50%	04/01/18	12,000,000	8,777,052

Total Singapore					17,026,043

South Africa (0.2%)
Republic of South Africa
Government International Bond	USD	6.88%	05/27/19	5,000,000	5,324,100

Total South Africa					5,324,100

South Korea (1.2%)
The Korea Development Bank	USD	1.38%	09/12/19	5,000,000	4,905,842
The Korea Development Bank	USD	2.88%	08/22/18	5,000,000	5,028,200
Korea Treasury Bond, Series 1812	KRW	1.75%	12/10/18	6,000,000,000	5,348,903
Korea Treasury Bond, Series 1806	KRW	1.63%	06/10/18	6,000,000,000	5,356,487
Korea International Bond	USD	7.13%	04/16/19	5,000,000	5,357,300
Korea Treasury Bond, Series 1712	KRW	2.00%	12/10/17	9,000,000,000	8,037,984

Total South Korea					34,034,716

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY
(Cost $81,211,552)					81,539,553

TOTAL INVESTMENTS
(Cost $2,448,645,245) (95.6%)					$2,762,028,799

Cash and Other Assets, Less Liabilities (4.4%)					126,286,741
NET ASSETS (100.0%)					$2,888,315,540

20	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2017	21

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (88.3%)
Brazil (1.8%)
Qualicorp SA	BRL	31,000	$331,483

Total Brazil			331,483

China / Hong Kong (44.6%)
China Foods, Ltd.	HKD	1,318,000	832,894
First Pacific Co., Ltd.	HKD	924,000	703,535
China Resources Beer Holdings Co., Ltd.	HKD	224,000	646,038
Melco International Development, Ltd.	HKD	234,000	640,384
Xtep International Holdings, Ltd.	HKD	1,924,000	636,286
AMVIG Holdings, Ltd.	HKD	2,148,000	608,491
WH Group, Ltd.	HKD	580,000	587,330
Shangri-La Asia, Ltd.	HKD	280,000	557,028
Asia Satellite Telecommunications Holdings, Ltd.	HKD	583,000	538,057
Texwinca Holdings, Ltd.	HKD	874,000	527,667
China Yangtze Power Co., Ltd.	CNY	196,990	472,902
Giordano International, Ltd.	HKD	748,000	422,832
Greatview Aseptic Packaging Co., Ltd.	HKD	520,000	325,275
Hang Lung Properties, Ltd.	HKD	132,000	303,207
Pacific Basin Shipping, Ltd.(a)	HKD	1,130,000	257,826
Pico Far East Holdings, Ltd.	HKD	538,000	227,575

Total China / Hong Kong			8,287,327

Czech Republic (4.0%)
Pegas Nonwovens SA	CZK	11,000	431,630
Philip Morris CR AS	CZK	430	318,171

Total Czech Republic			749,801

Mexico (2.8%)
Credito Real SAB de CV SOFOM ER	MXN	321,000	515,696

Total Mexico			515,696

Philippines (2.9%)
Del Monte Pacific, Ltd.	SGD	2,350,000	534,444

Total Philippines			534,444

22	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
Qatar (3.6%)
Qatar Gas Transport Co., Ltd.	QAR	163,000	$678,187

Total Qatar			678,187

Russia (4.8%)
Global Ports Investments PLC, GDR(a)	USD	127,000	482,600
Cherkizovo Group PJSC, GDR	USD	29,000	413,250

Total Russia			895,850

Singapore (10.4%)
Wilmar International, Ltd.	SGD	296,000	736,145
SIA Engineering Co., Ltd.	SGD	273,000	652,909
Genting Singapore Plc	SGD	616,000	551,332

Total Singapore			1,940,386

South Korea (2.8%)
Samsung SDI Co., Ltd.	KRW	2,700	521,275

Total South Korea			521,275

Taiwan (2.5%)
Pou Chen Corp.	TWD	362,000	456,108

Total Taiwan			456,108

United Arab Emirates (2.9%)
National Central Cooling Co. PJSC	AED	954,000	545,492

Total United Arab Emirates			545,492

Vietnam (5.2%)
PetroVietnam Technical Services Corp.	VND	724,000	484,527
Petrovietnam Fertilizer & Chemicals JSC	VND	507,000	475,469

Total Vietnam			959,996

TOTAL COMMON STOCKS
(Cost $14,887,475)			16,416,045

Semi-annual Report – October 31, 2017	23

Seafarer Overseas Value Fund	Portfolio of Investments

October 31, 2017 (Unaudited)

	Currency	Shares	Value
TOTAL INVESTMENTS
(Cost $14,887,475) (88.3%)			$16,416,045

Cash and Other Assets, Less Liabilities (11.7%)			2,184,484
NET ASSETS (100.0%)			$18,600,529

(a)	Non-income producing security.

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Rial
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See accompanying Notes to Financial Statements.

24	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$2,762,028,799	$16,416,045
Cash	119,804,056	2,270,600
Foreign currency, at value (Cost $1,267,947 and $22,135)	1,264,539	22,141
Receivable for investments sold	1,538,287	94,730
Receivable for shares sold	2,073,121	61,435
Interest and dividends receivable	7,525,067	28,111
Prepaid expenses and other assets	35,068	17,300
Total Assets	2,894,268,937	18,910,362
LIABILITIES:
Payable for investments purchased	1,353,415	274,411
Foreign capital gains tax	590,983	–
Administrative fees payable	54,888	2,383
Shareholder service plan fees payable	224,764	1,506
Payable for shares redeemed	1,513,256	–
Investment advisory fees payable	1,767,530	955
Payable for chief compliance officer fee	1,877	1,873
Trustee fees and expenses payable	28,119	116
Payable for principal financial officer fees	438	437
Audit and tax fees payable	10,266	16,029
Accrued expenses and other liabilities	407,861	12,123
Total Liabilities	5,953,397	309,833
NET ASSETS	$2,888,315,540	$18,600,529
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$2,540,888,550	$16,853,917
Accumulated net investment income	29,684,570	216,589
Accumulated net realized gain	5,062,986	1,265
Net unrealized appreciation	312,679,434	1,528,758
NET ASSETS	$2,888,315,540	$18,600,529
INVESTMENTS, AT COST	$2,448,645,245	$14,887,475
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.25	$12.25
Net Assets	$936,345,998	$308,496
Shares of beneficial interest outstanding	70,685,116	25,177
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.28	$12.24
Net Assets	$1,951,969,542	$18,292,033
Shares of beneficial interest outstanding	146,935,026	1,493,846

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2017	25

Seafarer Funds	Statements of Operations

Six Months Ended October 31, 2017 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$56,248,805	$265,548
Foreign taxes withheld	(4,831,934)	(7,319)
Interest and other income	5,337,618	5,574
Total investment income	56,754,489	263,803

EXPENSES:
Investment advisory fees (Note 6)	9,731,533	48,697
Administrative and transfer agency fees	401,184	18,510
Trustee fees and expenses	28,011	122
Registration/filing fees	48,953	16,288
Shareholder service plan fees
Investor Class	695,146	22
Institutional Class	409,770	2,242
Legal fees	12,536	50
Audit fees	15,872	8,527
Reports to shareholders and printing fees	53,518	262
Custody fees	718,760	18,589
Offering costs (Note 2)	–	5,362
Chief compliance officer fees	10,806	10,806
Principal financial officer fees	2,521	2,521
Miscellaneous	14,346	2,069
Total expenses	12,142,956	134,067
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	–	(1,323)
Institutional Class	–	(62,111)
Total net expenses	12,142,956	70,633
NET INVESTMENT INCOME:	44,611,533	193,170
Net realized gain on investments	25,034,352	0
Net realized gain/(loss) on foreign currency transactions	(261,936)	1,269
Net realized gain	24,772,416	1,269
Net change in unrealized appreciation on investments (net of foreign capital gains tax of ($59,047) and $–)	103,958,146	753,729
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(169,854)	(58)
Net unrealized appreciation	103,788,292	753,671

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	128,560,708	754,940
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,172,241	$948,110

See accompanying Notes to Financial Statements.

26	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
OPERATIONS:
Net investment income	$44,611,533	$32,247,036
Net realized gain/(loss)	24,772,416	(10,282,431)
Net change in unrealized appreciation	103,788,292	174,008,053
Net increase in net assets resulting from operations	173,172,241	195,972,658
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Investor Class	$(7,523,047)	$(11,816,708)
Institutional Class	(13,702,836)	(15,268,463)
Net decrease in net assets from distributions	(21,225,883)	(27,085,171)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$97,691,487	$323,883,071
Institutional Class	445,429,655	987,397,573
Dividends reinvested
Investor Class	7,441,371	11,687,348
Institutional Class	9,597,875	10,058,555
Shares Redeemed, net of redemption fees
Investor Class	(98,822,985)	(141,954,140)
Institutional Class	(102,662,041)	(201,239,879)
Net increase in net assets derived from beneficial interest transactions	358,675,362	989,832,528

Net increase in net assets	$510,621,720	$1,158,720,015

NET ASSETS:
Beginning of period	$2,377,693,820	$1,218,973,805
End of period (including accumulated net investment income of $29,684,570 and $6,298,920, respectively)	$2,888,315,540	$2,377,693,820

Semi-annual Report – October 31, 2017	27

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	7,590,625	27,609,055
Distributions reinvested	588,716	1,045,402
Redeemed	(7,645,776)	(12,161,311)
Net increase in shares outstanding	533,565	16,493,146
Institutional Class
Sold	34,427,140	83,448,584
Distributions reinvested	757,528	900,914
Redeemed	(7,910,536)	(17,485,012)
Net increase in shares outstanding	27,274,132	66,864,486

See accompanying Notes to Financial Statements.

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Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2017 (Unaudited)	May 31, 2016 (Inception) to April 30, 2017
OPERATIONS:
Net investment income	$193,170	$68,088
Net realized gain/(loss)	1,269	(2,768)
Net change in unrealized appreciation	753,671	775,087
Net increase in net assets resulting from operations	948,110	840,407
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
From net investment income
Investor Class	$–	$(2,017)
Institutional Class	–	(60,374)
Net decrease in net assets from distributions	–	(62,391)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Investor Class	$69,477	$253,053
Institutional Class	8,178,078	11,072,675
Dividends reinvested
Investor Class	–	2,017
Institutional Class	–	60,374
Shares Redeemed
Investor Class	(65,522)	–
Institutional Class	(655,164)	(2,040,585)
Net increase in net assets derived from beneficial interest transactions	7,526,869	9,347,534

Net increase in net assets	$8,474,979	$10,125,550

NET ASSETS:
Beginning of period	$10,125,550	$–
End of period (including accumulated net investment income of $216,589 and $23,419)	$18,600,529	$10,125,550

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	5,748	24,578
Distributions reinvested	–	198
Redeemed	(5,347)	–
Net increase in shares outstanding	401	24,776
Institutional Class
Sold	676,426	1,062,151
Distributions reinvested	–	5,925
Redeemed	(55,040)	(195,616)
Net increase in shares outstanding	621,386	872,460

See accompanying Notes to Financial Statements

Semi-annual Report – October 31, 2017	29

Financial Highlights

For a share outstanding through the periods presented

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(e)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(j)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Less than $0.005 per share.
(d)	In preparing the financial statements in accordance with U.S. GAAP, management made certain adjustments as required by U.S. GAAP which caused the net asset value for purposes of these financial statements to differ from the net asset value used to process shareholder transactions as of the date of these financial statements. As a result, the NAV increased by $0.01 from $12.50 to $12.51.
(e)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 6.88% to 6.80%.
(g)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from 11.13% to 11.22%.
(h)	Annualized.
(i)	Effective September 1, 2015, the Adviser agreed to limit expenses to 1.15%. The Adviser agreed to limit expenses to 1.25% for the period September 1, 2014 through August 31, 2015. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.40%. (See Note 6).
(j)	Portfolio turnover rate for periods less than one full year have not been annualized.

30	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017		Year Ended April 30, 2016		Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013
$12.51		$11.44		$12.64		$11.58		$11.91	$10.18

0.22		0.22		0.16		0.14		0.19	0.10
0.63		1.04		(1.23)		1.26		0.02	1.74
0.85		1.26		(1.07)		1.40		0.21	1.84

(0.11)		(0.19)		(0.11)		(0.19)		(0.26)	(0.11)
–		–		(0.02)		(0.15)		(0.28)	(0.00	)(b)
(0.11)		(0.19)		(0.13)		(0.34)		(0.54)	(0.11)
–		0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)
0.74		1.07		(1.20)		1.06		(0.33)	1.73
$13.25		$12.51	(d)	$11.44		$12.64		$11.58	$11.91
6.80	%(f)	11.22	%(g)	(8.39%)		12.55%		1.93%	18.24%

$936,346		$877,384		$613,795		$53,543		$27,181	$26,348

0.97	%(h)	1.02%		1.14%		1.30%		1.78%	2.82%
0.97	%(h)	1.02%		1.14	%(i)	1.30	%(i)	1.40%	1.49%
3.33	%(h)	1.88%		1.50%		1.19%		1.66%	0.90%
9%		14%		7%		28%		51%	39%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2017	31

Financial Highlights

For a share outstanding through the periods presented

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

(a)	Calculated using the average shares method.

(b)	Less than $(0.005) per share.

(c)	Less than $0.005 per share.

(d)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Effective September 1, 2014, the Adviser agreed to limit expenses to 1.05%. Prior to September 1, 2014, the Adviser agreed to limit expenses to 1.25%. (See Note 6).

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

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Seafarer Overseas Growth and Income Fund

Six Months Ended October 31, 2017 (Unaudited)		Year Ended April 30, 2017	Year Ended April 30, 2016	Year Ended April 30, 2015		Year Ended April 30, 2014	Year Ended April 30, 2013
$12.54		$11.46	$12.66	$11.59		$11.91	$10.18

0.22		0.21	0.19	0.15		0.21	0.14
0.63		1.07	(1.26)	1.28		0.02	1.71
0.85		1.28	(1.07)	1.43		0.23	1.85

(0.11)		(0.20)	(0.12)	(0.21)		(0.27)	(0.12)
–		–	(0.02)	(0.15)		(0.28)	(0.00	)(b)
(0.11)		(0.20)	(0.14)	(0.36)		(0.55)	(0.12)
–		0.00 (c)	0.01	0.00	(c)	0.00 (c)	0.00	(c)
0.74		1.08	(1.20)	1.07		(0.32)	1.73
$13.28		$12.54	$11.46	$12.66		$11.59	$11.91
6.80%		11.37%	(8.32%)	12.76%		2.12%	18.33%

$1,951,970		$1,500,310	$605,178	$129,714		$46,624	$11,486

0.87	%(e)	0.92%	1.03%	1.18%		1.61%	2.88%
0.87	%(e)	0.92%	1.03%	1.10	%(f)	1.25%	1.35%
3.34	%(e)	1.82%	1.72%	1.30%		1.89%	1.28%
9%		14%	7%	28%		51%	39%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2017	33

Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Investor Class	Six Months Ended October 31, 2017 (Unaudited)		May 31, 2016 (Inception) to April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.30		$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.18		0.12
Net realized and unrealized gain on investments	0.77		1.28
Total from investment operations	0.95		1.40

LESS DISTRIBUTIONS:
From net investment income	–		(0.10)
Total distributions	–		(0.10)
NET INCREASE IN NET ASSET VALUE	0.95		1.30
NET ASSET VALUE, END OF PERIOD	$12.25		$11.30

TOTAL RETURN(b)	8.41%		14.15%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$308		$280
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	2.00	%(c)	3.71	%(c)
Operating expenses including reimbursement/waiver	1.15	%(c)	1.15	%(c)
Net investment income including reimbursement/waiver	2.90	%(c)	1.24	%(c)
PORTFOLIO TURNOVER RATE(d)	0%		0%

(a)	Calculated using the average shares method.

(b)	Total returns are for the periods indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See accompanying Notes to Financial Statements.

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Financial Highlights	Seafarer Overseas Value Fund

For a share outstanding through the period presented

Institutional Class	Six Months Ended October 31, 2017 (Unaudited)		May 31, 2016 (Inception) to April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.28		$10.00
INCOME FROM OPERATIONS:
Net investment income(a)	0.17		0.13
Net realized and unrealized gain on investments	0.79		1.28
Total from investment operations	0.96		1.41

LESS DISTRIBUTIONS:
From net investment income	–		(0.13)
Total distributions	–		(0.13)
NET INCREASE IN NET ASSET VALUE	0.96		1.28
NET ASSET VALUE, END OF PERIOD	$12.24		$11.28	(b)

TOTAL RETURN(c)	8.51	%(d)	14.18	%(e)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$18,292		$9,846
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver	2.00	%(f)	3.63	%(f)
Operating expenses including reimbursement/waiver	1.05	%(f)	1.05	%(f)
Net investment income including reimbursement/waiver	2.88	%(f)	1.36	%(f)
PORTFOLIO TURNOVER RATE(g)	0%		0%

(a)	Calculated using the average shares method.
(b)	In preparing the financial statements in accordance with U.S. GAAP, management made certain adjustments as required by U.S. GAAP which caused the net asset value for purposes of these financial statements to differ from the net asset value used to process shareholder transactions as of the date of these financial statements. As a result, the net asset value decreased by $0.01 from $11.29 to $11.28.
(c)	Total returns are for the periods indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return increased from 8.41% to 8.51%.
(e)	Includes adjustments in accordance with U.S. GAAP and as such, the total return for shareholder transactions reported to the market may differ from the total return for financial reporting purposes. As a result, the total return decreased from 14.29% to 14.18%.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2017	35

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant

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Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-annual Report – October 31, 2017	37

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

The following is a summary of the inputs used to value each Fund as of October 31, 2017:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks	$2,364,932,612	$–	$–	$2,364,932,612
Preferred Stocks	202,386,200	–	–	202,386,200
Corporate Bond - Foreign Currency	–	34,735,014	–	34,735,014
Corporate Bond - USD	–	20,008,000	–	20,008,000
Government Bond, Medium/Long-term - Foreign Currency	–	58,427,420	–	58,427,420
Government Bond, Short-term - USD and Foreign Currency	–	81,539,553	–	81,539,553
Total	$2,567,318,812	$194,709,987	$–	$2,762,028,799

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
South Korea	$–	$521,275	$–	$521,275
Other	$15,894,770	$–	$–	$15,894,770
Total	$15,894,770	$521,275	$–	$16,416,045

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the six months ended October 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
Seafarer Overseas Value Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$–	$(521,275)	$521,275	$–
Total	$–	$(521,275)	$521,275	$–

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of October 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017. The above transfers from Level 1 to Level 2 were due to the

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Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

inability to obtain a closing market price due to an inactive market to trade. For the six months ended October 31, 2017, the Seafarer Overseas Growth and Income Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each share class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Currency, at value. As of October 31, 2017, the Funds had the following cash balances participating in the BBH CMS:

Fund
Seafarer Overseas Growth and Income Fund	$119,804,056
Seafarer Overseas Value Fund	2,270,600

As of October 31, 2017, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Seafarer Overseas Growth and Income Fund	$–
Seafarer Overseas Value Fund	–

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current

Semi-annual Report – October 31, 2017	39

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Offering Costs

Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Seafarer Overseas Value Fund. Amounts amortized during the six months ended October 31, 2017 for the Seafarer Overseas Value Fund are shown on the Statements of Operations. As of October 31, 2017, all offering costs have been amortized for the Seafarer Overseas Value Fund.

Federal Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income, paid out via two semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions if Seafarer Capital Partners, LLC (the “Adviser”) believes doing so may be necessary for the Fund to avoid or reduce taxes.

40	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

3. Tax Basis Information

Tax Basis of Investments

As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seafarer Overseas Growth and Income Fund	$2,475,728,126	$368,234,933	$(81,934,260)	$286,300,673
Seafarer Overseas Value Fund	15,130,816	2,095,954	(810,725)	1,285,229

Tax Basis of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year or period ended April 30, 2017 was as follows:

	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$27,085,171	$–
Seafarer Overseas Value Fund	62,391	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities excluding short-term securities during the six months ended October 31, 2017 were as follows:

	Purchases of Securities	Proceeds From Sales of Securities
Seafarer Overseas Growth and Income Fund	$537,064,309	$224,080,489
Seafarer Overseas Value Fund	7,440,120	–

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Semi-annual Report – October 31, 2017	41

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Prior to August, 31, 2016, shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The redemption fee is reflected in the “Shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets. Effective August 31, 2016, the Funds no longer impose a redemption fee.

During the year or period ended April 30, 2017, the Funds retained the following redemption fees:

Fund	For the Year ended April 30, 2017
Seafarer Overseas Growth and Income Fund
Investor Class	$40,363
Institutional Class	$49,013
Seafarer Overseas Value Fund
Investor Class	$–
Institutional Class	$–

6. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets. Prior to August 31, 2016, the Funds paid the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds. The management fee is paid on a monthly basis.

Effective September 1, 2014, the Adviser contractually agreed to limit certain Fund expenses (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.25% and 1.05% of the Funds’ average daily net assets in the Investor and Institutional share classes, respectively, through August 31, 2015. Effective September 1, 2015, the Adviser contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (excluding brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.15% and 1.05% of the Funds’ average daily net assets for the Investor and Institutional share classes respectively. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Funds’ expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date of the waiver. This agreement may not be terminated or modified prior to August 31, 2018, except with the approval of the Funds’ Board. During the six months ended October 31, 2017, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of October 31, 2017, the Adviser has recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

42	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

For the six months ended October 31, 2017, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser
Seafarer Overseas Value Fund
Investor Class	$1,323
Institutional Class	62,111

As of October 31, 2017, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2020	Expires 2021	Expires 2022	Total
Seafarer Overseas Growth and Income Fund
Investor Class	$–	$–	$–	$–
Institutional Class	–	–	–	–
Seafarer Overseas Value Fund
Investor Class	$1,168	1,027	$–	$2,195
Institutional Class	34,396	46,716	–	81,112

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ALPS Distributors, Inc.) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Semi-annual Report – October 31, 2017	43

Seafarer Funds	Notes to Financial Statements

October 31, 2017 (Unaudited)

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee of $12,000 per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Shareholder Service Plan for Investor Class and Institutional Class Shares

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for the particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional share classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Any amount of such payment not paid to a Participating Organization during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable, after the end of the fiscal year. Shareholder service plan fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

7. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under the applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

44	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Additional Information

October 31, 2017 (Unaudited)

ADDITIONAL INFORMATION

1. Fund Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. Fund Proxy Voting Policies, Procedures and Summaries

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling toll-free (855) 732-9220 and (2) on the SEC’s website at http://www.sec.gov.

Semi-annual Report – October 31, 2017	45

CONTENTS	PAGE

Shareholder Letter	1
Fund Overview
Vulcan Value Partners Fund	4
Vulcan Value Partners Small Cap Fund	7
Disclosure of Fund Expenses
Vulcan Value Partners Fund	6
Vulcan Value Partners Small Cap Fund	9
Statements of Investments
Vulcan Value Partners Fund	10
Vulcan Value Partners Small Cap Fund	13
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets
Vulcan Value Partners Fund	19
Vulcan Value Partners Small Cap Fund	20
Financial Highlights
Vulcan Value Partners Fund	22
Vulcan Value Partners Small Cap Fund	24
Notes to Financial Statements	26
Additional Information	35

www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2017 (Unaudited)

PORTFOLIO REVIEW

General

For the six months ended October 31, 2017, Vulcan Value Partners Fund returned 4.66% and the Vulcan Value Partners Small Cap Fund returned 1.74%. As you know, we place no weight on short-term results, good or bad, and neither should you. In fact, we have and will continue to willingly make decisions that negatively impact short-term performance when we think we can mitigate risk and improve our long-term returns. We encourage you to place more weight on our longer term historical results and a great deal of weight on our long-term prospects.

Vulcan Value Partners Large Cap Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Fund.

Oracle was the largest contributor over the period and continues to be our biggest position in the fund. We remain very pleased with our stake in this company and its transition to the Cloud continues to be on track. We believe that Oracle has many ways to win. Data is growing rapidly, applications that capture this data and make it usable are proliferating, and they have a full suite of applications to serve this demand across all industry verticals both for on-premise and in the Cloud. Their value proposition to customers is very strong: moving to the Cloud can lower IT costs up to 50%, and this resonates with customers and the market.

The transition to the Cloud is still in the early innings. Oracle generates $30B of software revenue and $7B from hardware and services. Of the $30B in software revenue, $5B is already represented in the Cloud, which leaves $25B in revenue with the potential to convert to the Cloud. Their revenue lift is about 3X greater in the Cloud than on-premise, so if you flipped a switch today and all customers were in the Cloud, that would be $75B in additional software-related revenue. We obviously do not know what percentage of on-premise users will convert nor over what time period, but this simple example illustrates why we believe we are still in the early innings.

WPP was a new purchase for the period. It is based in London and is the world’s largest multinational advertising company. The company was formed in 1985 when founder Sir Martin Sorrell took control of a shell company, Wire & Plastic Products, and established it as a marketing services group in 1986. As a parent company of 160 unique marketing companies, WPP has extreme scale and cost advantages. The advertising industry as a whole has consolidated, but the need for creative content remains and this is where WPP excels. It owns four of the top seven creative agencies in the world, and is able to deliver a comprehensive and integrated range of communications services to national, multinational and global clients. Advertising growth continues to be in-line with global Gross Domestic Product and we believe WPP provides great value to their clients.

We sold our position in Time Warner this quarter as its stock price approached our estimate of intrinsic value. Time Warner was purchased in the second quarter of 2011. It was a large position for many years, but was trimmed over time. The company contributed greatly to our portfolio. While we admired Time Warner’s media assets for a long time, we were never comfortable with owning the company until Jeffrey Bewkes proved himself as CEO. We thank him and the management team for being shareholder oriented and creating value while we owned it.

Semi-Annual Report | October 31, 2017	1

Shareholder Letter

October 31, 2017 (Unaudited)

Vulcan Value Partners Small Cap Fund Review

In the discussion that follows, we highlight a few holdings in the Vulcan Value Partners Small Cap Fund.

Credit Acceptance Corporation has been on our MVP list for some time, and with a recent deep dive into the business, we were excited to purchase it during the period. The company provides auto loans to borrowers at the lower end of the credit spectrum distributed through a network of 10,000 dealers in the U.S. Over the past fifteen years, the company has grown earnings per share(1) at a rate of 26% and achieved an average return on equity(2) of 28%, demonstrating its strong economics and competitive advantages. The company’s biggest competitive advantage is the unique way in which it structures loans. The structure aligns incentives with their dealer network by providing the dealers the opportunity to earn back end payments dependent on loan performance. This opportunity for future payments allows Credit Acceptance Corporation to achieve a greater margin of safety as the dealer is only advanced enough of the loan to earn a small profit at the time of sale. Credit Acceptance Corporation’s approach has led to strong underwriting results and stable performance during difficult periods in the cycle.

We sold Ashmore Group during the period. It is an emerging markets debt manager. In recent years, the emerging markets debt asset class has been facing some headwinds, and Ashmore was not immune. Through 2017, good performance in this asset class led to an improvement in Ashmore’s stock price. The value had begun to decline. Following our discipline, we exited the position.

Closing

The current environment is challenging for us. Volatility is at record lows, stock prices are rising steadily, and valuation levels are not attractive for the vast majority of the market. We would benefit greatly from increased volatility. In the meantime, we will continue to execute our investment process with discipline. We appreciate the confidence you have placed in us. Your stable capital, invested alongside our own stable capital provides a foundation that allows us to make sound, long-term investment decisions that mitigate risk and provide the opportunity to achieve attractive long-term results. You, our client-partners, are one of our most important competitive advantages.

C.T. Fitzpatrick

Chief Executive Officer

Vulcan Value Partners, LLC

2	www.vulcanvaluepartners.com

Shareholder Letter

October 31, 2017 (Unaudited)

Past performance does not guarantee future results. The Fund’s prices fluctuate as the underlying assets have exposure to market fluctuations and other risks, as described in the Funds’ prospectus. Please call 877.421.5078 to obtain current performance information and for the current prospectus and statement of additional information. This material must be preceded or accompanied by a prospectus. Please read the prospectus carefully before investing.

The views of the Vulcan Value Partners, LLC and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Vulcan Value Partners, LLC nor the Funds accept any liability for losses either direct or consequential caused by the use of this information.

The Funds are distributed by ALPS Distributors, Inc.

The Funds are subject to investment risks, including possible loss of the principal amount invested and therefore is not suitable for all investors. The Funds may not achieve their objectives.

Diversification does not eliminate the risk of experiencing investment losses.

(1)	Earnings per share (EPS) is the portion of a company's profit allocated to each outstanding share of common stock. Earnings per share serves as an indicator of a company's profitability.

(2)	Return on equity measures a corporation's profitability by revealing how much profit a company generates with the money shareholders have invested.

Semi-Annual Report | October 31, 2017	3

Fund Overview

October 31, 2017 (Unaudited)

VULCAN VALUE PARTNERS FUND

Annualized Total Returns (as of 10/31/17)

	6 Month	1 Year	3 Year	5 Year	Since Inception*	Expense Ratios(1)
						Total	Net(2)
Vulcan Value Partners Fund	4.66%	13.17%	20.78%	5.94%	12.98%	1.07%	1.07%
S&P 500® Total Return Index(3)	9.10%	16.91%	23.63%	10.77%	15.18%
Russell 1000® Value Index(4)	5.46%	8.70%	17.78%	7.99%	13.48%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund inception date of 12/30/09.

(1)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.

(2)	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2018 without the approval by the Fund’s Board of Trustees.
(3)	The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The Index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in the Index.
(4)	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

4	www.vulcanvaluepartners.com

Fund Overview

October 31, 2017 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2017)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

Top Ten Holdings (as a % of Net Assets)*

Oracle Corp.	7.96%
National Oilwell Varco, Inc.	5.98%
CVS Health Corp.	4.87%
Qorvo, Inc.	4.52%
Swiss Re AG	4.40%

Visa, Inc., Class A	4.26%
Mastercard, Inc., Class A	4.11%
McKesson Corp.	4.06%
Alphabet, Inc.	3.99%
AmerisourceBergen Corp.	3.84%
Top Ten Holdings	47.99%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | October 31, 2017	5

Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Vulcan Value Partners Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2017 and held until October 31, 2017.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Fund

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expenses Paid During period 5/1/17 - 10/31/17(b)
Actual	$1,000.00	$1,046.60	1.08%	$ 5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	1.08%	$ 5.50

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

6	www.vulcanvaluepartners.com

Fund Overview

October 31, 2017 (Unaudited)

VULCAN VALUE PARTNERS SMALL CAP FUND

Annualized Total Returns (as of 10/31/17)

						Expense Ratios(1)
	6 Month	1 Year	3 Year	5 Year	Since Inception*	Total	Net(2)
Vulcan Value Partners Small Cap Fund	1.74%	9.39%	20.04%	7.73%	12.92%	1.27%	1.27%
Russell 2000® Value Index(3)	5.54%	5.82%	24.81%	9.67%	13.58%
Russell 2000® Index(4)	8.01%	11.89%	27.85%	10.12%	14.49%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-877-421-5078.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

*	Fund inception date of 12/30/09.

(1)	Ratios as of the Prospectus dated August 31, 2017 and may differ from the ratios presented in the Financial Highlights.
(2)	Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through August 31, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue or modify this waiver prior to August 31, 2018 without the approval by the Fund’s Board of Trustees.

(3)	The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S.equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

(4)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The index is not actively managed and does not reflect any deductions for fees, expense or taxes. An investor may not invest directly in an index.

Semi-Annual Report | October 31, 2017	7

Fund Overview

October 31, 2017 (Unaudited)

Performance of $10,000 Initial Investment (for the period ended October 31, 2017)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

Industry Allocation (as a % of Net Assets)*

Top Ten Holdings (as a % of Net Assets)*

Jones Lang LaSalle, Inc.	5.69%
Select Comfort Corp.	5.22%
Sabre Corp.	4.79%
ACI Worldwide, Inc.	4.73%
Axis Capital Holdings, Ltd.	4.35%

Ituran Location and Control, Ltd.	3.81%
Aspen Insurance Holdings, Ltd.	3.43%
Howden Joinery Group PLC	3.00%
MSC Industrial Direct Co., Inc., Class A	2.94%
Credit Acceptance Corp.	2.75%
Top Ten Holdings	40.71%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

8	www.vulcanvaluepartners.com

Disclosure of Fund Expenses

October 31, 2017 (Unaudited)

As a shareholder of the Vulcan Value Partners Small Cap Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2017 and held until October 31, 2017.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note the expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vulcan Value Partners Small Cap Fund

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Expense Ratio(a)	Expenses Paid During period 5/1/17 - 10/31/17(b)
Actual	$1,000.00	$1,017.40	1.25%	$ 6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.25%	$ 6.36

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2017	9

Statement of Investments	Vulcan Value Partners Fund

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.38%)
Communications (5.95%)
Advertising (1.96%)
WPP PLC	1,435,083	$25,426,130

Internet (3.99%)
Alphabet, Inc., Class C(a)	50,916	51,763,242

TOTAL COMMUNICATIONS		77,189,372

Consumer, Cyclical (16.85%)
Auto Parts & Equipment (3.07%)
GKN PLC	9,458,737	39,823,537

Lodging (3.52%)
Hilton Worldwide Holdings, Inc.	332,536	24,035,702
InterContinental Hotels Group PLC, ADR	390,817	21,725,517
		45,761,219

Retail (10.26%)
AutoZone, Inc.(a)	57,950	34,161,525
CVS Health Corp.	921,173	63,127,986
O'Reilly Automotive, Inc.(a)	169,702	35,798,637
		133,088,148

TOTAL CONSUMER, CYCLICAL		218,672,904

Consumer, Non-cyclical (17.51%)
Commercial Services (3.86%)
Moody's Corp.	141,525	20,154,575
S&P Global, Inc.	115,936	18,140,506
Sabre Corp.	605,748	11,848,431
		50,143,512

Healthcare-Services (3.17%)
Aetna, Inc.	129,100	21,950,873
Anthem, Inc.	91,811	19,207,779
		41,158,652

Pharmaceuticals (10.48%)
AmerisourceBergen Corp.	648,071	49,869,063
Cardinal Health, Inc.	540,273	33,442,899
McKesson Corp.	381,778	52,639,551
		135,951,513

TOTAL CONSUMER, NON-CYCLICAL		227,253,677

10	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Energy (5.98%)
Oil & Gas Services (5.98%)
National Oilwell Varco, Inc.	2,268,978	$77,576,358

TOTAL ENERGY		77,576,358

Financial (28.69%)
Banks (8.17%)
Bank of New York Mellon Corp.	605,004	31,127,456
Northern Trust Corp.	290,410	27,159,143
State Street Corp.	518,136	47,668,512
		105,955,111

Diversified Financial Services (8.37%)
Mastercard, Inc., Class A	358,685	53,361,568
Visa, Inc., Class A	502,049	55,215,349
		108,576,917

Insurance (9.34%)
Axis Capital Holdings, Ltd.	607,162	33,023,541
Everest Re Group, Ltd.	130,619	31,015,482
Swiss Re AG	607,249	57,124,561
		121,163,584

Real Estate (2.81%)
CBRE Group, Inc., Class A(a)	928,619	36,513,299

TOTAL FINANCIAL		372,208,911

Industrial (5.57%)
Aerospace & Defense (4.24%)
Airbus SE	425,912	43,534,852
United Technologies Corp.	95,319	11,415,404
		54,950,256

Miscellaneous Manufacturing (1.33%)
Parker-Hannifin Corp.	94,645	17,283,123

TOTAL INDUSTRIAL		72,233,379

Technology (16.83%)
Semiconductors (7.51%)
Qorvo, Inc.(a)	772,721	58,579,979
Skyworks Solutions, Inc.	340,723	38,794,720
		97,374,699

Semi-Annual Report | October 31, 2017	11

Statement of Investments	Vulcan Value Partners Fund

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Software (9.32%)
Oracle Corp.	2,028,682	$103,259,914
SS&C Technologies Holdings, Inc.	440,430	17,705,286
		120,965,200

TOTAL TECHNOLOGY		218,339,899

TOTAL COMMON STOCKS
(Cost $1,053,310,655)		1,263,474,500

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.98%)
Money Market Fund (0.98%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.930%	12,675,228	12,675,228

TOTAL SHORT TERM INVESTMENTS
(Cost $12,675,228)			12,675,228

TOTAL INVESTMENTS (98.36%)
(Cost $1,065,985,883)			$1,276,149,728

Other Assets In Excess Of Liabilities (1.64%)			21,235,511

NET ASSETS (100.00%)			$1,297,385,239

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

12	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (80.80%)
Communications (2.35%)
Internet (2.35%)
Criteo SA, Sponsored ADR(a)	675,225	$28,204,148

TOTAL COMMUNICATIONS		28,204,148

Consumer, Cyclical (17.27%)
Distribution/Wholesale (1.57%)
WESCO International, Inc.(a)	298,523	18,851,727

Home Furnishings (8.22%)
Howden Joinery Group PLC	6,613,864	36,024,043
Select Comfort Corp.(a)	1,930,230	62,732,475
		98,756,518

Housewares (1.27%)
Tupperware Brands Corp.	259,547	15,248,386

Lodging (3.33%)
Choice Hotels International, Inc.	284,663	19,855,244
La Quinta Holdings Inc(a)	1,141,054	20,105,372
		39,960,616

Office Furnishings (1.51%)
Herman Miller, Inc.	538,992	18,110,131

Retail (1.37%)
Halfords Group PLC	3,747,622	16,450,332

TOTAL CONSUMER, CYCLICAL		207,377,710

Consumer, Non-cyclical (11.07%)
Commercial Services (8.81%)
Sabre Corp.	2,937,857	57,464,483
Savills PLC	1,740,360	21,565,928
Sotheby's(a)	515,876	26,732,694
		105,763,105

Food (2.26%)
Ebro Foods SA, ADR	1,126,443	27,062,793

TOTAL CONSUMER, NON-CYCLICAL		132,825,898

Semi-Annual Report | October 31, 2017	13

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Energy (0.68%)
Oil & Gas Services (0.68%)
Thermon Group Holdings, Inc.(a)	379,164	$8,155,818

TOTAL ENERGY		8,155,818

Financial (24.12%)
Diversified Financial Services (4.20%)
Credit Acceptance Corp.(a)	114,958	32,961,907
Virtus Investment Partners, Inc.	149,889	17,447,080
		50,408,987

Insurance (13.14%)
Aspen Insurance Holdings, Ltd.	960,485	41,204,807
Axis Capital Holdings, Ltd.	961,011	52,269,388
Everest Re Group, Ltd.	136,405	32,389,367
Navigators Group, Inc.	550,857	31,949,706
		157,813,268

Real Estate (5.69%)
Jones Lang LaSalle, Inc.	527,129	68,257,934

REITS (1.09%)
Outfront Media, Inc.	559,755	13,126,255

TOTAL FINANCIAL		289,606,444

Industrial (20.58%)
Building Materials (2.60%)
Ibstock PLC(b)(c)	9,473,089	31,215,177

Electronics (5.95%)
Ituran Location and Control, Ltd.	1,288,897	45,755,844
Woodward, Inc.	331,816	25,659,331
		71,415,175

Industrial Services (2.94%)
MSC Industrial Direct Co., Inc., Class A	426,386	35,347,399

Machinery-Diversified (3.00%)
Concentric AB	898,259	15,075,330
Lindsay Corp.	229,318	20,996,356
		36,071,686

Miscellaneous Manufacturing (5.04%)
Actuant Corp., Class A	515,923	13,156,036
Carlisle Cos., Inc.	249,713	27,425,979

14	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Industrial (continued)
Miscellaneous Manufacturing (continued)
Crane Co.	239,430	$19,901,422
		60,483,437

Transportation (1.05%)
Forward Air Corp.	218,556	12,553,857

TOTAL INDUSTRIAL		247,086,731

Technology (4.73%)
Software (4.73%)
ACI Worldwide, Inc.(a)	2,359,079	56,806,622

TOTAL TECHNOLOGY		56,806,622

TOTAL COMMON STOCKS
(Cost $769,881,448)		970,063,371

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (20.16%)
Money Market Fund (20.16%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.930%	241,996,715	241,996,715

TOTAL SHORT TERM INVESTMENTS
(Cost $241,996,715)			241,996,715

TOTAL INVESTMENTS (100.96%)
(Cost $1,011,878,163)			$1,212,060,086

Liabilities In Excess Of Other Assets (-0.96%)			(11,480,579)

NET ASSETS (100.00%)			$1,200,579,507

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2017, these securities had a total aggregate market value of $31,215,177 representing 2.60% of net assets.

Semi-Annual Report | October 31, 2017	15

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2017 (Unaudited)

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. As of October 31, 2017, these securities had a total aggregate market value of $31,215,177, representing 2.60% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Accompanying Notes to Financial Statements.

16	www.vulcanvaluepartners.com

Statements of Assets and Liabilities

October 31, 2017 (Unaudited)

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
ASSETS:
Investments, at value	$1,276,149,728	$1,212,060,086
Cash	–	12,639,709
Receivable for investments sold	26,483,655	7,349,799
Receivable for shares sold	55,376	834,961
Dividends receivable	2,355,922	531,842
Other assets	15,057	13,848
Total assets	1,305,059,738	1,233,430,245

LIABILITIES:
Payable for investments purchased	5,986,632	30,697,226
Payable for shares redeemed	340,140	827,683
Payable to adviser	1,139,672	1,173,248
Payable for administration fees	32,511	29,472
Payable for transfer agency fees	17,758	15,804
Payable for delegated transfer agent equivalent services fees	9,469	39,482
Payable for professional fees	17,845	16,972
Payable for trustee fees and expenses	6,422	6,176
Payable for principal financial officer fees	429	446
Payable to ReFlow (Note 2)	77,082	–
Accrued expenses and other liabilities	46,539	44,229
Total liabilities	7,674,499	32,850,738
NET ASSETS	$1,297,385,239	$1,200,579,507

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$1,085,408,088	$955,988,407
Accumulated net investment income	7,699,145	1,035,769
Accumulated net realized gain/(loss)	(5,875,449)	43,371,166
Net unrealized appreciation	210,153,455	200,184,165
NET ASSETS	$1,297,385,239	$1,200,579,507

INVESTMENTS, AT COST	$1,065,985,883	$1,011,878,163

PRICING OF SHARES:
Net Asset Value, offering and redemption price per share	$20.20	$20.51
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	64,217,762	58,536,305

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	17

Statements of Operations

For the Six Months Ended October 31, 2017 (Unaudited)

	Vulcan Value Partners Fund		Vulcan Value Partners Small Cap Fund
INVESTMENT INCOME:
Dividends	$9,765,207		$7,680,219
Foreign taxes withheld	(12,159)		(193,499)
Total investment income	9,753,048		7,486,720

EXPENSES:
Investment advisory fees (Note 6)	6,654,859		6,899,458
Administrative fees	187,123		169,309
Transfer agency fees	64,649		55,737
Delegated transfer agent equivalent services fees	68,052		140,191
Professional fees	22,275		21,387
Custodian fees	89,577		80,519
Principal financial officer fees	2,618		2,423
Trustee fees and expenses	14,387		13,307
Recoupment of previously waived fees	–		59,895
ReFlow Fees (Note 2)	77,082		–
Other	37,938		37,736
Total net expenses	7,218,560		7,479,962
NET INVESTMENT INCOME	2,534,488		6,758
Net realized loss on investments	(5,809,954	)(a)	(26,400,797)
Net realized gain on foreign currency transactions	49,102		13,948
Net realized loss	(5,760,852)		(26,386,849)
Net change in unrealized appreciation of investments	63,581,538		46,025,020
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(35,458)		(28,226)
Net change in unrealized appreciation	63,546,080		45,996,794
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	57,785,228		19,609,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,319,716		$19,616,703

(a)	See Note 2 for gain/(loss) on In-Kind transactions.

See Accompanying Notes to Financial Statements.

18	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS:
Net investment income	$2,534,488	$13,943,068
Net realized gain/(loss)	(5,760,852)	89,567,315
Net change in unrealized appreciation	63,546,080	69,313,571
Net increase in net assets resulting from operations	60,319,716	172,823,954

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(17,969,116)
Net decrease in net assets from distributions	–	(17,969,116)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	106,483,250	162,065,966
Issued to shareholders in reinvestment of distributions	–	13,362,586
Cost of shares redeemed, net of redemption fees	(154,086,383)	(573,695,164)
Net decrease from share transactions	(47,603,133)	(398,266,612)

Net increase/(decrease) in net assets	12,716,583	(243,411,774)

NET ASSETS:
Beginning of year	1,284,668,656	1,528,080,430
End of period*	$1,297,385,239	$1,284,668,656

*Includes accumulated net investment income of:	$7,699,145	$5,164,657

See Accompanying Notes to Financial Statements.

Semi-Annual Report | October 31, 2017	19

Statements of Changes in Net Assets	Vulcan Value Partners Small Cap Fund

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
OPERATIONS:
Net investment income	$6,758	$2,130,748
Net realized gain/(loss)	(26,386,849)	114,144,015
Net change in unrealized appreciation	45,996,794	123,772,371
Net increase in net assets resulting from operations	19,616,703	240,047,134

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From net investment income	–	(3,924,578)
Net decrease in net assets from distributions	–	(3,924,578)

SHARE TRANSACTIONS (Note 5):
Proceeds from sales of shares	119,632,280	274,573,708
Issued to shareholders in reinvestment of distributions	–	2,400,082
Cost of shares redeemed, net of redemption fees	(194,275,306)	(404,497,434)
Net decrease from share transactions	(74,643,026)	(127,523,644)

Net increase/(decrease) in net assets	(55,026,323)	108,598,912

NET ASSETS:
Beginning of year	1,255,605,830	1,147,006,918
End of period*	$1,200,579,507	$1,255,605,830

*Includes accumulated net investment income of:	$1,035,769	$1,029,011

See Accompanying Notes to Financial Statements.

20	www.vulcanvaluepartners.com

Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See Accompanying Notes to Financial Statements.

22	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2017 (Unaudited)		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013
$19.30		$17.17	$19.97	$18.20	$15.28	$13.03

0.04		0.18	0.20	0.22	0.14	0.15
0.86		2.18	(1.51)	2.77	3.33	2.35
0.90		2.36	(1.31)	2.99	3.47	2.50

–		(0.23)	(0.13)	(0.17)	(0.11)	(0.12)
–		–	(1.36)	(1.05)	(0.44)	(0.13)
–		(0.23)	(1.49)	(1.22)	(0.55)	(0.25)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.90		2.13	(2.80)	1.77	2.92	2.25
$20.20		$19.30	$17.17	$19.97	$18.20	$15.28

4.66	%(c)	13.85%	(6.49%)	16.61%	22.84%	19.33%

$1,297,385		$1,284,669	$1,528,080	$1,770,104	$929,829	$447,297

1.08	%(d)	1.07%	1.08%	1.08%	1.09%	1.18%
1.08	%(d)	1.07%	1.08%	1.08%	1.09%	1.18%

0.38	%(d)	1.01%	1.10%	1.12%	0.80%	1.06%

25	%(c)	49%	85%	64%	56%	24%

Semi-Annual Report | October 31, 2017	23

Financial Highlights

For a share outstanding throughout the years presented.

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than 0.005%

See Accompanying Notes to Financial Statements.

24	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2017 (Unaudited)		For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Year Ended April 30, 2014	For the Year Ended April 30, 2013
$20.16		$16.58	$18.61	$18.74	$16.97	$13.18

0.00	(b)	0.03	0.10	0.10	(0.01)	0.03
0.35		3.61	(1.05)	1.77	2.76	3.91
0.35		3.64	(0.95)	1.87	2.75	3.94

–		(0.06)	(0.06)	(0.11)	–	(0.06)
–		–	(1.02)	(1.89)	(0.98)	(0.09)
–		(0.06)	(1.08)	(2.00)	(0.98)	(0.15)

0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.35		3.58	(2.03)	(0.13)	1.77	3.79
$20.51		$20.16	$16.58	$18.61	$18.74	$16.97

1.74	%(c)	21.97%	(5.04%)	10.74%	16.11%	30.07%

$1,200,580		$1,255,606	$1,147,007	$1,133,122	$1,066,246	$425,152

1.25	%(d)	1.25%	1.25%	1.26%	1.30%	1.38%
1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.28%

0.00	%(d)(e)	0.18%	0.61%	0.56%	(0.05%)	0.21%

32	%(c)	52%	80%	73%	70%	57%

Semi-Annual Report | October 31, 2017	25

Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

26	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2017 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of October 31, 2017.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,263,474,500	$–	$–	$1,263,474,500
Short Term Investments	12,675,228	–	–	12,675,228
TOTAL	$1,276,149,728	$–	$–	$1,276,149,728

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$970,063,371	$–	$–	$970,063,371
Short Term Investments	241,996,715	–	–	241,996,715
TOTAL	$1,212,060,086	$–	$–	$1,212,060,086

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Semi-Annual Report | October 31, 2017	27

Notes to Financial Statements

October 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the six months ended October 31, 2017, the Funds did not have any transfers between Level 1 and Level 2. For the six months ended October 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the six months ended October 31, 2017, the Funds participated in ReFlow. Fees associated with ReFlow are disclosed in the Statements of Operations.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such

28	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2017 (Unaudited)

Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

In-Kind Redemptions: On October 30, 2017, the Vulcan Value Partners Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions). The proceeds for the in-kind redemptions, which are included in Redemption of shares in the Statements of Changes in Net Assets, were $37,345,537 and represented 2.88% of the Fund’s net assets on October 30, 2017. For financial reporting purposes, the Fund recognized gains on the in-kind redemptions in the amount of $18,903,352. For tax purposes, the gains are not recognized.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to a Fund are charged directly to that Fund.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the

Semi-Annual Report | October 31, 2017	29

Notes to Financial Statements

October 31, 2017 (Unaudited)

applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$243,130,474	$209,829,435
Gross depreciation (excess of tax cost over value)	(42,702,855)	(10,273,119)
Net unrealized appreciation	$200,427,619	$199,556,316
Cost of investments for income tax purposes	$1,063,046,881	$770,507,055

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain
2017
Vulcan Value Partners Fund	$17,969,116	$–
Vulcan Value Partners Small Cap Fund	3,924,578	–

30	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2017 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2017.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six months ended October 31, 2017 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Fund	$307,490,557	$347,414,476
Vulcan Value Partners Small Cap Fund	313,128,206	418,751,719

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 90 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Vulcan Value Partners Fund and the Vulcan Value Partners Small Cap Fund retained $1,881 and $5,900, respectively, for the six months ended October 31, 2017, and $34,938 and $32,740, respectively, for the year ended April 30, 2017, which is reflected in the “Cost of shares redeemed, net of redemption fees” in the Statements of Changes in Net Assets.

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Shares Sold	5,350,046	9,220,974
Shares Issued in Reinvestment of Dividends	–	737,043
Less Shares Redeemed	(7,704,737)	(32,359,605)
Net Decrease	(2,354,691)	(22,401,588)

Semi-Annual Report | October 31, 2017	31

Notes to Financial Statements

October 31, 2017 (Unaudited)

Vulcan Value Partners Small Cap Fund

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Shares Sold	6,007,076	15,271,480
Shares Issued in Reinvestment of Dividends	–	125,989
Less Shares Redeemed	(9,758,714)	(22,299,640)
Net Decrease	(3,751,638)	(6,902,171)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay the Adviser an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of each Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect from September 1, 2017 through August 31, 2018. The prior Expense Agreement was in effect from September 1, 2016 through August 31, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. Notwithstanding the foregoing, the Funds will not be obligated to pay any such fees and expenses more than three years after the date of the waiver or reimbursement. The Adviser may not discontinue or modify this waiver prior to August 31, 2018 without the approval by the Funds’ Board.

For the six months ended October 31, 2017, the fee waivers and/or reimbursements and recoupment amounts were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Vulcan Value Partners Fund	$–	$–
Vulcan Value Partners Small Cap Fund	–	59,895

As of October 31, 2017, the Funds do not have any balances of recoupable expenses.

32	www.vulcanvaluepartners.com

Notes to Financial Statements

October 31, 2017 (Unaudited)

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) (an affiliate of ADI) receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Fund for the six months ended October 31, 2017 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees are disclosed on the Statements of Operations as “Delegated transfer agent equivalent services fees”.

Semi-Annual Report | October 31, 2017	33

Notes to Financial Statements

October 31, 2017 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

34	www.vulcanvaluepartners.com

Additional Information

October 31, 2017 (Unaudited)

1. FUND HOLDINGS

The Funds files their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Funds’ Form N-Q are available without charge on the SEC website at http://www.sec.gov. You may also review and copy the Form N-Q at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, please call the SEC at 1-800-SEC-0330.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Funds’ policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866)-759-5679 and (2) on the SEC’s website at http://www.sec.gov.

Semi-Annual Report | October 31, 2017	35

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The Funds are neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

Managed Accounts are available only for institutional and private clients of Vulcan Value Partners, LLC, a federally registered investment advisor. Vulcan Value Partners Funds are distributed by ALPS Distributors, Inc. Separately Managed Accounts and related investment advisory services are provided by Vulcan Value Partners, LLC, a federally regulated investment advisor. ALPS Distributors, Inc. is not affiliated with Vulcan Value Partners, LLC.

VUL000394 / 1218

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	January 8, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	January 8, 2018